                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-07384

                      NICHOLAS APPLEGATE INSTITUTIONAL FUNDS
               (Exact name of registrant as specified in charter)

               600 WEST BROADWAY, 30TH FLOOR, SAN DIEGO, CA 92101
                    (Address of principal executive offices)

                              CHARLES H. FIELD, JR.
                    C/O NICHOLAS-APPLEGATE CAPITAL MANAGEMENT
                          600 WEST BROADWAY, 30TH FLOOR
                               SAN DIEGO, CA 92101
                     (Name and address of agent for service)

                                    Copy to:
                               Deborah A. Wussow
                    c/o Nicholas-Applegate Capital Management
                         600 West Broadway, 30th Floor
                              San Diego, CA 92101

Registrant's telephone number, including area code: (619) 687-2988

Date of fiscal year end: March 31

Date of reporting period: September 30, 2003

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

[NICHOLAS APPLEGATE(R) LOGO]
INSTITUTIONAL FUNDS


SEMI-ANNUAL REPORT
(UNAUDITED)
CLASS I & II SHARES

SEPTEMBER 30, 2003

LETTER TO SHAREHOLDERS

DEAR FELLOW SHAREHOLDER,

Equity investors found some long-awaited respite during the six months ended September 30, 2003. Following a disappointing few years, most stock indexes climbed significantly higher during this period. The market's rally was broadly based, with equities in virtually every country and economic sector posting sharp gains.

     In this semi-annual report, we review the performance of the financial markets and the Nicholas-Applegate Institutional Funds. We also share our outlook for the months ahead.

     It is a welcome relief to be reporting strong absolute investment performance again. All of our mutual funds registered double-digit gains this period, led by the Growth Discovery Fund which rose more than 60% compared to a 37.1% increase in the Russell 2000 Growth index. Relative to their benchmarks, many of the Funds outperformed or kept pace with the strongly rising market.

     During the period, global equity markets staged robust rallies amid brighter economic and earnings prospects in many parts of the world. The potential resolution to the conflict in Iraq, falling oil prices, and stimulative monetary policies pursued by central banks worldwide added to positive sentiment.

     Against this favorable backdrop, investors' appetites for risk increased. This was evident in the rebound of technology stocks, the leadership of small-cap and emerging market equities, and increased demand for high yield securities. Even the IPO market picked up -- another sign that investors were willing to brave the riskier elements of the capital markets again.

     In the United States, economic recovery has stayed on track despite pockets of weakness, most notably the soft job market. Nonetheless, lower taxes and brisk mortgage refinancing activity kept cash in consumers' pockets. In addition, business spending, which has been sluggish for several years, showed signs of improvement. On the corporate profits front, negative pre-announcements during the second and third quarters ran at a very low level, pointing to continued earnings expansion. In fact, during the third quarter, it appears profits may have increased at their fastest pace in three years, as companies have cut costs and devised ways to drive productivity.

     Overseas, economic news in Japan and across Europe continued to improve, with leading indicators picking up in most markets. Japan was a bright spot, as the Japanese government slowly but surely implements reforms, and restructuring of the country's banks continues. The euro and the yen strengthened relative to the US dollar this period, boosting international equity returns for dollar-based investors. The broad depreciation of the US currency also bolstered emerging market equity returns in dollar terms.

     Turning to our organization, Nicholas-Applegate continues to invest in intellectual capital by hiring and retaining top-notch talent. Over the past few months, we welcomed several new members to our investment team, including Nicholas Melhuish. Mr. Melhuish joined the firm in August as Lead Portfolio Manager with our Global Equities team. He will succeed Catherine Nicholas as the lead in Global Equity strategies following her decision to retire at the end of 2003. Mr. Melhuish was previously a member of the International Portfolio Management Team at Putnam Investments. He and the other new members of our investment organization have broadened our depth and expertise.

     Also, after much consideration, Loretta Morris, Lead Portfolio Manager of the International Core Growth and International Growth Opportunities Funds, has decided to retire at the end of the year. Effective November 1, Horacio A. Valeiras, CIO, assumes lead portfolio management responsibilities for the International Core Growth Fund, and Christopher A. Herrera will assume lead portfolio management responsibilities for the International Growth Opportunities Fund. Mr. Valeiras has extensive experience managing international equity portfolios as Head of the Global Equity team at Morgan Stanley Investment Management and as a Portfolio Manager for International Equity and Emerging Markets at Miller, Anderson & Sherrerd. Prior to joining Miller,

Anderson & Sherrerd Mr. Valerias was Chief International Investment Strategist at Credit Suisse First Boston. Mr. Herrera joined the firm in 2000 with prior analytical experience in the Investment Banking division of Lehman Brothers. He earned his M.B.A. from the Haas School of Business at Berkeley and a B.S. in Business Administration from the University of Southern California.

     Looking ahead, as investors gain increased confidence in the sustainability of the economic and earnings recovery, we believe global markets should continue to improve. More importantly, we remain committed to consistently applying our proven investment philosophy in all market environments. We are confident that by doing so, we will meet our goal of delivering superior, long-term performance to our shareholders.

     On behalf of everyone at our firm, thank you for your confidence in the Nicholas-Applegate Institutional Funds. We will continue to do our best to earn that confidence.

Best Regards,

/s/ E. Blake Moore, Jr.

E. Blake Moore, Jr.
Chairman
September 30, 2003

TABLE OF CONTENTS

                                                                                 PAGE
The Funds' Review and Outlook, Performance and Schedule of Investments
   Growth Discovery                                                                1
   Emerging Growth                                                                 7
   Value Opportunities                                                            14
   Large Cap Value                                                                19
   U.S. Large Cap Select Growth                                                   23
   U.S. Equity Growth                                                             27
   Convertible                                                                    32
   Global Select                                                                  37
   International Core Growth                                                      43
   International Growth Opportunities                                             49
   International Systematic                                                       56
   Emerging Countries                                                             62
   High Yield Bond                                                                68
The Funds':
   Financial Highlights                                                           74
   Statements of Assets and Liabilities                                           82
   Statements of Operations                                                       84
   Statements of Changes in Net Assets                                            86
   Notes to the Financial Statements                                              90

----------
This report is authorized for distribution to shareholders and to others only when preceded or accompanied by a currently effective prospectus for Nicholas-Applegate Institutional Funds Class I & II Shares. Distributor:
Nicholas-Applegate Securities.

                      (This page intentionally left blank)

GROWTH DISCOVERY FUND

     MANAGEMENT TEAM: JOHN C. McCRAW, Lead Portfolio Manager; TRAVIS T. PRENTICE, Portfolio Manager; MICHAEL P. GIGGIE, Investment Analyst; JOHN MAZUR, Investment Analyst; MONTIE L. WEISENBERGER, Investment Analyst

     CHIEF INVESTMENT OFFICER: HORACIO A. VALEIRAS, CFA

     GOAL: The Growth Discovery Fund seeks to maximize long-term capital appreciation by investing primarily in US companies with "mini" market capitalizations that offer superior growth prospects.

     MARKET OVERVIEW: During the six months ended September 30, 2003, US equities delivered impressive gains. A number of positive developments contributed to the market's advance. Among them were acceleration in GDP growth, improvement in corporate earnings, and subsiding geopolitical tensions. Mortgage rates hit record lows, sparking substantial mortgage refinancing activity that put billions of dollars into consumers' pockets. Stimulative fiscal policy also contributed to expectations for economic strength, as President Bush signed the nation's third-largest tax-cut package into law in May.

     Worries over the sustainability of the US economic recovery lingered, however. These included the persistently high unemployment rate and a ballooning federal budget deficit. Amid these concerns, the Federal Reserve lowered short-term interest rates to 1% in June.

     Within the universe of US equities, small-cap companies outperformed mid and large caps. Small stocks typically gain favor when investors anticipate economic growth, and this period was no exception. In particular, small-cap growth stocks posted some of the most dramatic returns, with the Russell 2000 Growth Index advancing 37.14%.

     PERFORMANCE: The Fund rose 60.75% during the six months ended September 30, 2003, outperforming the Russell 2000 Growth Index by a wide margin. The index was up 37.14%.

     PORTFOLIO SPECIFICS: Strong stock selection across a number of sectors and industries drove the Fund's outperformance this period. In particular, returns were favorably affected by issue selection and an overweight in technology stocks, which did exceptionally well. Top-performing positions included Netegrity, which provides secure relationship management software for businesses, and Ditech Communications, a supplier of telecommunications equipment for voice and optical networks. The fact that the smallest stocks within the Russell 2000 Growth Index exhibited particular strength was another plus, since the Fund's weighted-average market capitalization was less than that of its benchmark. While performance was overwhelmingly strong, holdings in several industries slightly detracted from relative results, such as broadcasting and contract drilling.

     During the period, our bottom-up stock selection process caused us to selectively decrease our holdings in cyclically oriented consumer names and energy companies. We found better opportunities elsewhere, most notably in the technology sector.

     MARKET OUTLOOK: Looking forward, we believe small-cap growth stocks will continue to do well. Inflation is low, and deflation is not a threat. The beneficial effects of debt restructuring at low interest rates will be realized on an ongoing basis. Cash flows into small-cap mutual funds have been increasing, and it's likely the Bush Administration will remain intent on growing the economy as the 2004 elections approach.

     In this environment, we believe our focus on stocks exhibiting positive and sustainable change will continue to lead us to exciting small-cap investment opportunities.

GROWTH DISCOVERY FUND -- UNAUDITED

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN GROWTH DISCOVERY FUND CLASS I SHARES WITH THE RUSSELL 2000 GROWTH INDEX.

                            ANNUALIZED TOTAL RETURNS
                                  As of 9/30/03

                                      SINCE
          1 YEAR       5 YEARS      INCEPTION
          60.11%        15.36%        15.60%

                    GROWTH DISCOVERY FUND        RUSSELL 2000
                    CLASS I SHARES               GROWTH INDEX
 7/12/1995                    $   250,000           $ 250,000
 7/31/1995                    $   261,400           $ 259,625
 8/31/1995                    $   266,200           $ 262,829
 9/30/1995                    $   275,600           $ 268,240
10/31/1995                    $   270,200           $ 255,046
11/30/1995                    $   278,200           $ 266,303
12/31/1995                    $   287,000           $ 272,205
 1/31/1996                    $   284,600           $ 269,951
 2/29/1996                    $   301,400           $ 282,261
 3/31/1996                    $   317,000           $ 287,841
 4/30/1996                    $   365,200           $ 309,938
 5/31/1996                    $   408,800           $ 325,832
 6/30/1996                    $   371,600           $ 304,659
 7/31/1996                    $   319,000           $ 267,467
 8/31/1996                    $   340,600           $ 287,267
 9/30/1996                    $   359,600           $ 302,061
10/31/1996                    $   349,200           $ 289,031
11/30/1996                    $   361,193           $ 297,068
12/31/1996                    $   369,458           $ 302,861
 1/31/1997                    $   384,749           $ 310,427
 2/28/1997                    $   358,920           $ 291,680
 3/31/1997                    $   329,372           $ 271,096
 4/30/1997                    $   319,660           $ 267,960
 5/31/1997                    $   374,831           $ 308,234
 6/30/1997                    $   408,925           $ 318,686
 7/31/1997                    $   444,879           $ 335,016
 8/31/1997                    $   477,320           $ 345,070
 9/30/1997                    $   522,779           $ 372,606
10/31/1997                    $   488,272           $ 350,227
11/30/1997                    $   483,440           $ 341,878
12/31/1997                    $   480,998           $ 342,069
 1/31/1998                    $   473,447           $ 337,506
 2/28/1998                    $   510,089           $ 367,305
 3/31/1998                    $   556,279           $ 382,713
 4/30/1998                    $   565,605           $ 385,059
 5/31/1998                    $   533,406           $ 357,085
 6/30/1998                    $   542,066           $ 360,734
 7/31/1998                    $   498,761           $ 330,613
 8/31/1998                    $   371,076           $ 254,294
 9/30/1998                    $   402,941           $ 280,077
10/31/1998                    $   416,726           $ 294,686
11/30/1998                    $   459,694           $ 317,544
12/31/1998                    $   521,539           $ 346,279
 1/31/1999                    $   536,704           $ 361,855
 2/28/1999                    $   472,963           $ 328,752
 3/31/1999                    $   479,598           $ 340,462
 4/30/1999                    $   516,563           $ 370,529
 5/31/1999                    $   495,237           $ 371,114
 6/30/1999                    $   544,524           $ 390,664
 7/31/1999                    $   539,785           $ 378,585
 8/31/1999                    $   560,874           $ 364,426
 9/30/1999                    $   582,437           $ 371,456
10/31/1999                    $   634,093           $ 380,969
11/30/1999                    $   751,038           $ 421,252
12/31/1999                    $   963,917           $ 495,498
 1/31/2000                    $ 1,001,951           $ 490,885
 2/29/2000                    $ 1,347,951           $ 605,094
 3/31/2000                    $ 1,207,451           $ 541,487
 4/30/2000                    $   988,327           $ 486,813
 5/31/2000                    $   853,220           $ 444,187
 6/30/2000                    $ 1,113,216           $ 501,568
 7/31/2000                    $   993,436           $ 458,583
 8/31/2000                    $ 1,094,483           $ 506,822
 9/30/2000                    $ 1,048,501           $ 481,643
10/31/2000                    $   913,677           $ 442,548
11/30/2000                    $   728,875           $ 362,194
12/31/2000                    $   764,665           $ 384,357
 1/31/2001                    $   805,273           $ 415,467
 2/28/2001                    $   688,267           $ 358,515
 3/31/2001                    $   622,882           $ 325,919
 4/30/2001                    $   701,344           $ 365,821
 5/31/2001                    $   748,835           $ 374,293
 6/30/2001                    $   794,949           $ 384,500
 7/31/2001                    $   757,782           $ 351,698
 8/31/2001                    $   726,122           $ 329,717
 9/30/2001                    $   618,752           $ 276,501
10/31/2001                    $   660,048           $ 303,100
11/30/2001                    $   691,020           $ 328,409
12/31/2001                    $   738,511           $ 348,869
 1/31/2002                    $   728,187           $ 336,449
 2/28/2002                    $   690,332           $ 314,681
 3/31/2002                    $   748,835           $ 342,027
 4/30/2002                    $   750,211           $ 334,639
 5/31/2002                    $   720,616           $ 315,063
 6/30/2002                    $   697,215           $ 288,345
 7/31/2002                    $   558,185           $ 244,027
 8/31/2002                    $   550,614           $ 243,905
 9/30/2002                    $   514,136           $ 226,295
10/31/2002                    $   525,836           $ 237,745
11/30/2002                    $   559,561           $ 261,306
12/31/2002                    $   517,577           $ 243,276
 1/31/2003                    $   505,876           $ 236,659
 2/28/2003                    $   492,799           $ 230,340
 3/31/2003                    $   512,071           $ 233,818
 4/30/2003                    $   566,444           $ 255,937
 5/31/2003                    $   644,906           $ 284,781
 6/30/2003                    $   695,150           $ 290,278
 7/31/2003                    $   766,730           $ 312,223
 8/31/2003                    $   813,532           $ 328,989
 9/30/2003                    $   823,168           $ 320,665

     The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Russell 2000 Growth Index for the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds). The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

     The Russell 2000 Growth Index is an unmanaged index comprised of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is an unmanaged index generally representative of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

     Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2003 -- UNAUDITED

GROWTH DISCOVERY FUND

                                                                   NUMBER
                                                                  OF SHARES       VALUE
-------------------------------------------------------------------------------------------
COMMON STOCK -- 101.7%
-------------------------------------------------------------------------------------------
ADVANCED MATERIALS/PRODUCTS -- 0.8%
   Ceradyne, Inc.*                                                   24,200   $     626,054
                                                                              -------------
AIRLINES -- 0.7%
   Frontier Airlines, Inc.*                                          34,900         574,454
                                                                              -------------
APPAREL MANUFACTURERS -- 0.7%
   Guess?, Inc.*                                                     62,700         558,030
                                                                              -------------
APPLICATIONS SOFTWARE -- 4.0%
   Embarcadero Technologies, Inc.*                                   61,800         620,472
   eResearch Technology, Inc.*                                       15,100         525,933
   Evolving Systems, Inc.*                                           48,300         567,525
   MapInfo Corp.*                                                    49,900         478,541
   Netegrity, Inc.*                                                  59,400         594,594
   Roxio, Inc.*                                                      62,300         540,141
                                                                              -------------
                                                                                  3,327,206
                                                                              -------------
AUCTION HOUSE/ART DEALER -- 0.7%
   Manning (Greg) Auctions, Inc.*                                    90,400         597,092
                                                                              -------------
AUTO REPAIR CENTERS -- 0.6%
   Monro Muffler Brake, Inc.*                                        17,100         506,160
                                                                              -------------
BATTERIES/BATTERY SYSTEMS -- 0.7%
   Ultralife Batteries, Inc.*                                        41,600         596,960
                                                                              -------------
BUILDING PRODUCTS-LIGHT FIXTURES -- 0.7%
   Craftmade International, Inc.                                     26,200         615,962
                                                                              -------------
CASINO HOTELS -- 0.5%
   Ameristar Casinos, Inc.*                                          15,200         380,608
                                                                              -------------
CIRCUIT BOARDS -- 1.6%
   Merix Corp.*                                                      37,800         622,944
   TTM Technologies, Inc.*                                           48,500         692,580
                                                                              -------------
                                                                                  1,315,524
                                                                              -------------
COFFEE -- 0.5%
   Peets Coffee & Tea, Inc.*                                         23,300         455,515
                                                                              -------------
COMMERCIAL BANKS-SOUTHERN US -- 0.6%
   Bank of the Ozarks, Inc.                                          10,500         467,355
                                                                              -------------
COMMERCIAL BANKS-WESTERN US -- 0.5%
   Nara Bankcorp, Inc.                                               26,800         459,084
                                                                              -------------
COMMERCIAL SERVICES -- 0.6%
   Wireless Facilities, Inc.*                                        38,800         461,720
                                                                              -------------
COMMUNICATIONS SOFTWARE -- 0.4%
   SeaChange International, Inc.*                                    25,100         314,503
                                                                              -------------
COMPUTER GRAPHICS -- 0.6%
   Trident Microsystems, Inc.*                                       36,800         478,400
                                                                              -------------

COMPUTER SERVICES -- 1.3%
   SI International, Inc.*                                           35,200   $     573,760
   Sykes Enterprises, Inc.*                                          73,500         486,570
                                                                              -------------
                                                                                  1,060,330
                                                                              -------------
COMPUTERS-INTEGRATED SYSTEMS -- 1.8%
   Merge Technologies, Inc.*                                         33,900         570,876
   Stratasys, Inc.*                                                  11,500         490,130
   Systems & Computer Technology Corp.*                              43,200         450,576
                                                                              -------------
                                                                                  1,511,582
                                                                              -------------
COMPUTERS-MEMORY DEVICES -- 0.8%
   SimpleTech, Inc.*                                                 91,600         655,856
                                                                              -------------
COMPUTERS-OTHER -- 0.3%
   Concurrent Computer Corp.*                                        73,700         279,323
                                                                              -------------
COMPUTERS-PERIPHERAL EQUIPMENT -- 2.1%
   Mobility Electronics, Inc.*                                       89,100         699,435
   Rimage Corp.*                                                     40,000         538,000
   TransAct Technologies, Inc.*                                      32,100         540,243
                                                                              -------------
                                                                                  1,777,678
                                                                              -------------
CONSULTING SERVICES -- 1.9%
   Charles River Associates, Inc.*                                   18,000         513,540
   Navigant Consulting, Inc.*                                        41,700         513,327
   PDI, Inc.*                                                        24,100         590,932
                                                                              -------------
                                                                                  1,617,799
                                                                              -------------
CONSUMER PRODUCTS-MISCELLANEOUS -- 0.7%
   CNS, Inc.                                                         51,300         568,866
                                                                              -------------
DECISION SUPPORT SOFTWARE -- 0.8%
   QAD, Inc.*                                                        57,500         630,200
                                                                              -------------
DIAGNOSTIC EQUIPMENT -- 0.9%
   I-Stat Corp.*                                                     54,500         728,665
                                                                              -------------
DISTRIBUTION/WHOLESALE -- 0.9%
   Brightpoint, Inc.*                                                24,100         790,480
                                                                              -------------
DIVERSIFIED MINERALS -- 0.7%
   Amcol International Corp.                                         48,000         593,280
                                                                              -------------
DRUG DELIVERY SYSTEMS -- 1.4%
   I-Flow Corp.*                                                     65,600         688,800
   Penwest Pharmaceuticals Co.*                                      21,600         464,400
                                                                              -------------
                                                                                  1,153,200
                                                                              -------------
E-COMMERCE/SERVICES -- 0.6%
   Switchboard, Inc.*                                                57,500         520,375
                                                                              -------------
ELECTRONIC COMPONENTS-MISCELLANEOUS -- 1.3%
   CTS Corp.                                                         48,000         590,880
   NVE Corp.*                                                        14,200         488,338
                                                                              -------------
                                                                                  1,079,218
                                                                              -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                   NUMBER
                                                                  OF SHARES       VALUE
-------------------------------------------------------------------------------------------
COMMON STOCK (continued)
-------------------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 3.7%
   Brillian Corp.*                                                   16,350   $     147,313
   Diodes, Inc.*                                                     23,000         473,570
   IXYS Corp.*                                                       55,000         515,350
   ParthusCeva, Inc.*                                                63,300         543,747
   PLX Technology, Inc.*                                             82,800         524,621
   QuickLogic Corp.*                                                 77,600         516,040
   Three-Five Systems, Inc.*                                         65,400         360,354
                                                                              -------------
                                                                                  3,080,995
                                                                              -------------
ELECTRONIC MEASURE INSTRUMENTS -- 2.7%
   Faro Technologies, Inc.*                                          59,100         747,024
   Measurement Specialties, Inc.*                                    50,800         685,800
   Zygo Corp.*                                                       48,900         801,960
                                                                              -------------
                                                                                  2,234,784
                                                                              -------------
ELECTRONIC SECURITY DEVICES -- 0.7%
   Taser International, Inc.*                                        23,700         622,836
                                                                              -------------
E-MARKETING/INFORMATION -- 0.5%
   ValueClick, Inc.*                                                 51,400         432,274
                                                                              -------------
ENERGY-ALTERNATE SOURCES -- 0.7%
   Quantum Fuel Systems Technologies Worldwide, Inc.*                86,500         590,795
                                                                              -------------
ENTERPRISE SOFTWARE/SERVICES -- 1.5%
   Concur Technologies, Inc.*                                        44,600         528,956
   Omnicell, Inc.*                                                   43,400         704,816
                                                                              -------------
                                                                                  1,233,772
                                                                              -------------
ENVIRONMENT CONSULTING & ENGINEERING -- 0.6%
   TRC Companies, Inc.*                                              28,300         465,818
                                                                              -------------
FEMININE HEALTH CARE PRODUCTS -- 0.5%
   Columbia Laboratories, Inc.*                                      33,200         401,056
                                                                              -------------
FINANCE-AUTO LOANS -- 0.8%
   United PanAm Financial Corp.*                                     38,500         670,285
                                                                              -------------
FINANCE-INVESTMENT BANKERS/BROKERS -- 0.6%
   First Albany Companies, Inc.                                      36,500         465,375
                                                                              -------------
FOOD-WHOLESALE/DISTRIBUTION -- 0.7%
   United Natural Foods, Inc.*                                       17,500         580,825
                                                                              -------------
FOOTWEAR & RELATED APPAREL -- 0.7%
   Vans, Inc.*                                                       57,100         622,390
                                                                              -------------
HEART MONITORS -- 1.5%
   Cardiac Science, Inc.*                                           159,200         662,272
   CardioDynamics International Corp.*                              123,300         553,617
                                                                              -------------
                                                                                  1,215,889
                                                                              -------------
HUMAN RESOURCES -- 1.1%
   Heidrick & Struggles International, Inc.*                         28,600   $     484,198
   Korn/Ferry International*                                         51,300         423,225
                                                                              -------------
                                                                                    907,423
                                                                              -------------
INDUSTRIAL AUDIO & VIDEO PRODUCTS -- 0.7%
   Sonic Solutions, Inc.*                                            42,800         596,204
                                                                              -------------
INTERNET APPLICATIONS SOFTWARE -- 1.5%
   At Road, Inc.*                                                    44,100         593,145
   Tumbleweed Communications Corp.*                                 118,000         655,018
                                                                              -------------
                                                                                  1,248,163
                                                                              -------------
INTERNET CONTENT-INFO/NEWS -- 0.7%
   Autobytel, Inc.*                                                  57,300         545,496
                                                                              -------------
INTERNET INFRASTRUCTURE EQUIPMENT -- 0.7%
   Netopia, Inc.*                                                    85,100         581,233
                                                                              -------------
INTERNET INFRASTRUCTURE SOFTWARE -- 1.5%
   Opsware, Inc.*                                                    74,400         543,120
   SupportSoft, Inc.*                                                66,800         747,492
                                                                              -------------
                                                                                  1,290,612
                                                                              -------------
INTERNET SECURITY -- 0.6%
   Blue Coat Systems, Inc.*                                          47,000         517,000
                                                                              -------------
INTERNET TELEPHONE -- 0.7%
   Gric Communications, Inc.*                                        88,400         621,452
                                                                              -------------
LEISURE & RECREATIONAL PRODUCTS -- 0.6%
   K2, Inc.*                                                         33,800         501,930
                                                                              -------------
MACHINERY-GENERAL INDUSTRY -- 0.6%
   Middleby Corp.*                                                   25,900         478,114
                                                                              -------------
MEDICAL IMAGING SYSTEMS -- 0.6%
   Vital Images, Inc.*                                               26,800         501,669
                                                                              -------------
MEDICAL INSTRUMENTS -- 1.5%
   Abaxis, Inc.*                                                     56,500         785,350
   Vascular Solutions, Inc.*                                         77,000         452,760
                                                                              -------------
                                                                                  1,238,110
                                                                              -------------
MEDICAL LABS & TESTING SERVICES -- 0.7%
   Bio-Imaging Technologies, Inc.*                                   80,300         554,070
                                                                              -------------
MEDICAL LASER SYSTEMS -- 2.0%
   Candela Corp.*                                                    31,400         400,664
   Laserscope*                                                       62,200         730,850
   LCA-Vision, Inc.*                                                 42,300         573,165
                                                                              -------------
                                                                                  1,704,679
                                                                              -------------
MEDICAL PRODUCTS -- 2.8%
   Closure Medical Corp.*                                            22,400         546,336
   Encore Medical Corp.*                                             90,400         614,810

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                   NUMBER
                                                                  OF SHARES       VALUE
-------------------------------------------------------------------------------------------
COMMON STOCK (continued)
-------------------------------------------------------------------------------------------
MEDICAL PRODUCTS (CONTINUED)
   EPIX Medical, Inc.*                                               41,800   $     711,436
   Synovis Life Technologies, Inc.*                                  20,300         496,335
                                                                              -------------
                                                                                  2,368,917
                                                                              -------------
MEDICAL-BIOMEDICAL/GENETICS -- 1.8%
   Ciphergen Biosystems, Inc.*                                       38,100         470,535
   Harvard Bioscience, Inc.*                                         77,500         575,050
   Interpore International, Inc.*                                    31,400         482,304
                                                                              -------------
                                                                                  1,527,889
                                                                              -------------
MEDICAL-DRUGS -- 3.2%
   Bradley Pharmaceuticals, Inc.*                                    22,900         624,025
   POZEN, Inc.*                                                      37,900         673,862
   Salix Pharmaceuticals Ltd.*                                       35,200         677,952
   Vaxgen, Inc.*                                                     55,500         666,000
                                                                              -------------
                                                                                  2,641,839
                                                                              -------------
MEDICAL-HMO -- 0.7%
   American Medical Security Group, Inc.*                            26,900         546,339
                                                                              -------------
MEDICAL-NURSING HOMES -- 0.9%
   Kindred Healthcare, Inc.*                                         20,900         782,705
                                                                              -------------
NETWORKING PRODUCTS -- 0.7%
   Performance Technologies, Inc.*                                   44,900         550,025
                                                                              -------------
OIL-FIELD SERVICES -- 0.6%
   Matrix Service Co.*                                               29,700         527,472
                                                                              -------------
OPTICAL SUPPLIES -- 0.8%
   Advanced Medical Optics, Inc.*                                    20,600         369,976
   STAAR Surgical Co.*                                               30,600         324,666
                                                                              -------------
                                                                                    694,642
                                                                              -------------
PHARMACY SERVICES -- 0.5%
   HealthExtras, Inc.*                                               49,800         428,778
                                                                              -------------
PHOTO EQUIPMENT & SUPPLIES -- 0.7%
   Concord Camera Corp.*                                             52,400         558,060
                                                                              -------------
POWER CONVERSION/SUPPLY EQUIPMENT -- 0.7%
   Artesyn Technologies, Inc.*                                       76,400         579,112
                                                                              -------------
RETAIL-APPAREL/SHOE -- 1.6%
   Goody's Family Clothing, Inc.                                     55,100         543,286
   Jos A Bank Clothiers, Inc.*                                       10,500         461,685
   Wilsons The Leather Experts, Inc.*                                41,400         330,786
                                                                              -------------
                                                                                  1,335,757
                                                                              -------------
RETAIL-AUTOMOBILE -- 0.9%
   America's Car-Mart, Inc.*                                         24,500         733,775
                                                                              -------------
RETAIL-MAIL ORDER -- 0.7%
   Brookstone, Inc.*                                                 28,650         568,129
                                                                              -------------
RETAIL-PAWN SHOPS -- 0.7%
   Cash America International, Inc.                                  34,100   $     559,240
                                                                              -------------
RETAIL-RESTAURANTS -- 1.2%
   Red Robin Gourmet Burgers*                                        20,200         514,292
   The Steak N Shake Co.*                                            32,200         479,780
                                                                              -------------
                                                                                    994,072
                                                                              -------------
SAVINGS & LOANS/THRIFTS-WESTERN US -- 0.8%
   Commercial Capital Bancorp, Inc.*                                 42,150         658,805
                                                                              -------------
SCHOOLS -- 0.7%
   Concorde Career Colleges, Inc.*                                   25,100         586,085
                                                                              -------------
SEMICONDUCTOR EQUIPMENT -- 3.9%
   ADE Corp*                                                         36,900         648,333
   August Technology Corp.*                                          47,200         672,128
   Helix Technology Corp.                                            33,700         551,669
   Mattson Technology, Inc.*                                         45,400         411,324
   Nanometrics, Inc.*                                                54,900         665,388
   Semitool, Inc.*                                                   34,000         270,640
                                                                              -------------
                                                                                  3,219,482
                                                                              -------------
STEEL-PRODUCERS -- 0.7%
   Schnitzer Steel Industries, Inc.                                  18,200         546,546
                                                                              -------------
TELECOMMUNICATIONS EQUIPMENT -- 2.8%
   Applied Signal Technology                                         28,800         574,560
   Comtech Telecommunications Corp.*                                 23,750         567,863
   Ditech Communications Corp.*                                      77,800         683,084
   Symmetricom, Inc.*                                                83,400         527,922
                                                                              -------------
                                                                                  2,353,429
                                                                              -------------
TELECOMMUNICATIONS EQUIPMENT FIBER OPTICS -- 2.7%
   Avanex Corp.*                                                    113,800         551,930
   C-Cor.Net Corp.*                                                  88,700         585,420
   Harmonic, Inc.*                                                  109,800         688,446
   KVH Industries, Inc.*                                             17,200         433,612
   OpticNet, Inc.*#                                                  15,750               0
                                                                              -------------
                                                                                  2,259,408
                                                                              -------------
TELECOMMUNICATIONS SERVICES -- 3.1%
   Aspect Communications Corp.*                                      75,300         627,249
   Intrado, Inc.*                                                    25,800         587,724
   LCC International, Inc. Cl. A*                                    84,700         434,511
   Lightbridge, Inc.*                                                49,200         463,956
   MasTec, Inc.*                                                     47,700         462,690
                                                                              -------------
                                                                                  2,576,130
                                                                              -------------
THERAPEUTICS -- 5.3%
   Connetics Corp.*                                                  26,500         478,590
   Discovery Laboratories, Inc.*                                     72,900         524,880
   DOV Pharmaceutical, Inc.*                                         35,400         635,430
   Esperion Therapeutics, Inc.*                                      25,600         496,128
   Hollis-Eden Pharmaceuticals, Inc.*                                23,600         574,896
   Nabi Biopharmaceuticals*                                          71,900         606,117

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                   NUMBER
                                                                  OF SHARES       VALUE
-------------------------------------------------------------------------------------------
COMMON STOCK (continued)
-------------------------------------------------------------------------------------------
THERAPEUTICS (CONTINUED)
   Nuvelo, Inc.*                                                    180,800   $     473,696
   Onyx Pharmaceuticals, Inc.*                                       27,900         601,245
                                                                              -------------
                                                                                  4,390,982
                                                                              -------------
TRANSPORT-TRUCK -- 1.3%
   Marten Transport, Ltd.*                                           22,100         576,810
   SCS Transportation Corp.*                                         34,300         517,930
                                                                              -------------
                                                                                  1,094,740
                                                                              -------------
VITAMINS & NUTRITION PRODUCTS -- 0.2%
   Mannatech, Inc.*                                                  25,600         139,264
                                                                              -------------
WEB HOSTING/DESIGN -- 1.6%
   eCollege.Com, Inc.*                                               34,200         688,788
   Verso Technologies, Inc.*                                        171,200         642,000
                                                                              -------------
                                                                                  1,330,788
                                                                              -------------
WEB PORTALS/ISP -- 0.2%
   Trizetto Group, Inc.*                                             23,600         158,120
                                                                              -------------
WIRELESS EQUIPMENT -- 1.5%
   ViaSat, Inc.*                                                     36,700         653,627
   SpectraLink Corp.*                                                30,400         567,872
                                                                              -------------
                                                                                  1,221,499
                                                                              -------------
TOTAL COMMON STOCK
   (Cost: $69,151,932)                                                           84,536,757
                                                                              -------------

                                                                  PRINCIPAL
                                                                    AMOUNT        VALUE
-------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 12.7%
-------------------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 12.7%
   Federated Prime Cash Obligation Fund**
    (Cost: $10,601,318)                                        $ 10,601,318   $  10,601,318
                                                                              -------------
TOTAL INVESTMENTS -- 114.4%
   (Cost: $79,753,250)                                                           95,138,075
LIABILITIES IN EXCESS OF OTHER ASSETS -- (14.4%)                                (12,001,110)
                                                                              -------------
NET ASSETS -- 100.0%                                                          $  83,136,965
                                                                              =============

----------
*    Non-income producing securities.
** All of the security is purchased with cash collateral proceeds from securities loans.
# Illiquid Security. Total cost of illiquid security as of September 30, 2003 was $15,750. Total market value of the illiquid security was at $0 at September 30, 2003 or 0% of net assets.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

EMERGING GROWTH FUND

     MANAGEMENT TEAM: JOHN C. MCCRAW, Lead Portfolio Manager; TRAVIS T. PRENTICE, Portfolio Manager; MICHAEL P. GIGGIE, Investment Analyst; JOHN MAZUR, Investment Analyst; MONTIE L. WEISENBERGER, Investment Analyst

     CHIEF INVESTMENT OFFICER: HORACIO A. VALEIRAS, CFA

     GOAL: The Emerging Growth Fund seeks to maximize long-term capital appreciation through investments primarily in US companies with market capitalizations similar to the Russell 2000 Growth Index at time of purchase.

     MARKET OVERVIEW: Prices of US equities climbed substantially higher during the six-month period ended September 30, 2003. The following themes provided a positive backdrop for the market:

   - Signs of a recovery in the US economy, including an uptick in capital spending

   -  Better-than-expected corporate profits

   -  Accommodative monetary and fiscal policy

   -  Potential resolution to the conflict in Iraq

     Among US equities, small-cap stocks outperformed their mid- and large-cap counterparts. In general, small-cap companies tend to be more economically sensitive than larger ones. Because of this, they experience a stronger rebound in earnings when the economy picks up steam, as it did this period. In addition, as the geopolitical and investment climate improved, investors' appetite for risk broadened, creating even more interest in smaller stocks. Within the universe of small-cap equities, growth outperformed value and the very smallest issues produced the highest returns.

     PERFORMANCE: For the six months ended September 30, 2003, the Fund rose 32.75%, versus a gain of 37.14% in the Russell 2000 Growth Index.

     PORTFOLIO SPECIFICS: Stock selection in the commercial/industrial sector favorably affected results versus the benchmark this period. Top-performing names included Power Integrations, a supplier of semiconductors for AC-to-DC power conversion, and Power-One, a maker of power systems used mainly in telecommunications applications. An underweight in financial services stocks, which lagged the return of the index, also helped relative performance.

     The Fund had a higher weighted-average market capitalization than its benchmark. This hurt relative results since the smallest of the small-cap names in the index performed especially well. Issue selection in the technology sector also detracted from relative performance. Prices of many tech stocks moved sharply higher on speculative sentiment as opposed to improvement in company fundamentals. Because we focus on buying stocks exhibiting positive change, we did not own some of the best-performing technology names in the benchmark.

     MARKET OUTLOOK: Our outlook for small-cap stocks is favorable in light of these factors:

   -  Inflation is low, and deflation is not a threat

   - The positive effects of debt restructuring, which has been fueled by low interest rates, will persist going forward

   - The Bush Administration will likely stay focused on keeping the economy growing ahead of the 2004 elections

     Additionally, cash flows into small-cap mutual funds have been rising, lending further support to small-cap stocks. As always, we remain confident that our research-intensive investment process will continue to identify smaller-sized companies poised to exceed earnings expectations for the Fund.

EMERGING GROWTH FUND -- UNAUDITED

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN EMERGING GROWTH FUND CLASS I SHARES WITH THE RUSSELL 2000 GROWTH INDEX.

                            ANNUALIZED TOTAL RETURNS
                                  As of 9/30/03

                                      SINCE
          1 YEAR       5 YEARS      INCEPTION
          24.67%        4.48%         5.98%

                 EMERGING GROWTH          RUSSELL 2000
                 FUND CLASS I SHARES      GROWTH INDEX
 10/1/1993               $   250,000         $ 250,000
10/31/1993               $   250,400         $ 257,230
11/30/1993               $   237,400         $ 246,825
12/31/1993               $   249,920         $ 256,565
 1/31/1994               $   257,143         $ 263,395
 2/28/1994               $   255,286         $ 262,236
 3/31/1994               $   234,855         $ 246,126
 4/30/1994               $   235,474         $ 246,503
 5/31/1994               $   229,076         $ 240,979
 6/30/1994               $   217,519         $ 230,682
 7/31/1994               $   222,679         $ 233,969
 8/31/1994               $   237,744         $ 251,138
 9/30/1994               $   240,633         $ 252,190
10/31/1994               $   243,935         $ 254,876
11/30/1994               $   231,553         $ 244,564
12/31/1994               $   241,147         $ 250,325
 1/31/1995               $   231,007         $ 245,226
 2/28/1995               $   243,351         $ 256,558
 3/31/1995               $   255,254         $ 264,052
 4/30/1995               $   259,442         $ 268,024
 5/31/1995               $   261,426         $ 271,535
 6/30/1995               $   284,571         $ 290,246
 7/31/1995               $   312,124         $ 312,868
 8/31/1995               $   313,006         $ 316,729
 9/30/1995               $   319,619         $ 323,250
10/31/1995               $   307,055         $ 307,350
11/30/1995               $   320,721         $ 320,916
12/31/1995               $   327,708         $ 328,027
 1/31/1996               $   323,033         $ 325,311
 2/29/1996               $   342,668         $ 340,146
 3/31/1996               $   352,952         $ 346,870
 4/30/1996               $   389,650         $ 373,500
 5/31/1996               $   411,388         $ 392,653
 6/30/1996               $   386,378         $ 367,138
 7/31/1996               $   341,966         $ 322,318
 8/31/1996               $   372,353         $ 346,179
 9/30/1996               $   397,130         $ 364,007
10/31/1996               $   379,833         $ 348,304
11/30/1996               $   383,574         $ 357,990
12/31/1996               $   389,595         $ 364,971
 1/31/1997               $   394,413         $ 374,088
 2/28/1997               $   351,961         $ 351,497
 3/31/1997               $   332,993         $ 326,692
 4/30/1997               $   327,874         $ 322,912
 5/31/1997               $   379,961         $ 371,446
 6/30/1997               $   407,660         $ 384,041
 7/31/1997               $   436,865         $ 403,720
 8/31/1997               $   445,295         $ 415,835
 9/30/1997               $   487,145         $ 449,019
10/31/1997               $   452,521         $ 422,051
11/30/1997               $   435,017         $ 411,989
12/31/1997               $   436,748         $ 412,220
 1/31/1998               $   426,704         $ 406,721
 2/28/1998               $   464,803         $ 442,630
 3/31/1998               $   490,779         $ 461,199
 4/30/1998               $   490,779         $ 464,026
 5/31/1998               $   452,334         $ 430,314
 6/30/1998               $   468,959         $ 434,712
 7/31/1998               $   429,195         $ 398,414
 8/31/1998               $   325,073         $ 306,444
 9/30/1998               $   358,956         $ 337,514
10/31/1998               $   363,545         $ 355,119
11/30/1998               $   401,944         $ 382,665
12/31/1998               $   455,854         $ 417,293
 1/31/1999               $   500,962         $ 436,063
 2/28/1999               $   447,786         $ 396,172
 3/31/1999               $   495,828         $ 410,283
 4/30/1999               $   525,167         $ 446,515
 5/31/1999               $   504,263         $ 447,221
 6/30/1999               $   566,975         $ 470,780
 7/31/1999               $   569,542         $ 456,224
 8/31/1999               $   564,775         $ 439,161
 9/30/1999               $   581,645         $ 447,633
10/31/1999               $   637,022         $ 459,096
11/30/1999               $   720,228         $ 507,641
12/31/1999               $   882,812         $ 597,113
 1/31/2000               $   860,761         $ 591,554
 2/29/2000               $ 1,159,018         $ 729,185
 3/31/2000               $ 1,010,263         $ 652,533
 4/30/2000               $   867,488         $ 586,647
 5/31/2000               $   762,089         $ 535,280
 6/30/2000               $   918,319         $ 604,427
 7/31/2000               $   822,264         $ 552,628
 8/31/2000               $   942,613         $ 610,759
 9/30/2000               $   886,924         $ 580,416
10/31/2000               $   793,111         $ 533,304
11/30/2000               $   611,428         $ 436,472
12/31/2000               $   665,221         $ 463,180
 1/31/2001               $   676,406         $ 500,669
 2/28/2001               $   563,494         $ 432,038
 3/31/2001               $   509,701         $ 392,757
 4/30/2001               $   570,951         $ 440,842
 5/31/2001               $   573,081         $ 451,052
 6/30/2001               $   583,733         $ 463,352
 7/31/2001               $   545,918         $ 423,824
 8/31/2001               $   509,701         $ 397,335
 9/30/2001               $   423,420         $ 333,205
10/31/2001               $   459,104         $ 365,259
11/30/2001               $   495,321         $ 395,758
12/31/2001               $   518,223         $ 420,414
 1/31/2002               $   503,310         $ 405,447
 2/28/2002               $   471,886         $ 379,215
 3/31/2002               $   510,766         $ 412,169
 4/30/2002               $   502,777         $ 403,266
 5/31/2002               $   476,147         $ 379,675
 6/30/2002               $   442,593         $ 347,478
 7/31/2002               $   379,746         $ 294,071
 8/31/2002               $   378,681         $ 293,924
 9/30/2002               $   358,442         $ 272,703
10/31/2002               $   364,833         $ 286,501
11/30/2002               $   382,409         $ 314,894
12/31/2002               $   356,844         $ 293,166
 1/31/2003               $   346,725         $ 285,192
 2/28/2003               $   336,072         $ 277,577
 3/31/2003               $   336,605         $ 281,769
 4/30/2003               $   368,029         $ 308,424
 5/31/2003               $   400,517         $ 343,183
 6/30/2003               $   410,637         $ 349,807
 7/31/2003               $   442,060         $ 376,252
 8/31/2003               $   469,223         $ 396,457
 9/30/2003               $   446,854         $ 386,426

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Russell 2000 Growth Index for the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The Russell 2000 Growth Index is an unmanaged index comprised of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is an unmanaged index generally representative of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2003 -- UNAUDITED

EMERGING GROWTH FUND

                                                                   NUMBER
                                                                  OF SHARES       VALUE
-------------------------------------------------------------------------------------------
COMMON STOCK -- 98.8%

AIRLINES -- 0.7%
   Mesa Air Group, Inc.*                                             13,200   $     146,520
   SkyWest, Inc.                                                      9,000         155,880
                                                                              -------------
                                                                                    302,400
                                                                              -------------
APPAREL MANUFACTURERS -- 0.0%
   Oxford Industries, Inc.                                              200          12,840
                                                                              -------------
APPLICATIONS SOFTWARE -- 1.5%
   eResearch Technology, Inc.*                                        6,500         226,395
   Netegrity, Inc.*                                                  21,500         215,215
   Progress Software Corp.*                                           7,900         169,850
                                                                              -------------
                                                                                    611,460
                                                                              -------------
ATHLETIC FOOTWEAR -- 0.4%
   K-Swiss Cl. A                                                      4,800         172,752
                                                                              -------------
AUDIO/VIDEO PRODUCTS -- 0.0%
   Vialta, Inc.*                                                        193              69
                                                                              -------------
B2B/E-COMMERCE -- 0.4%
   Agile Software Corp.*                                             17,700         168,504
                                                                              -------------
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS -- 0.3%
   Simpson Manufacturing Co., Inc.*                                   3,400         139,026
                                                                              -------------
BUILDING & CONSTRUCTION-MISCELLANEOUS -- 0.4%
   Dycom Industries, Inc.*                                            8,300         169,237
                                                                              -------------
BUILDING-HEAVY CONSTRUCTION -- 0.5%
   Chicago Bridge & Iron Co. NV                                       7,600         206,416
                                                                              -------------
BUILDING-MOBIL HOME/MANUFACTURED HOUSING -- 0.4%
   Winnebago Industries, Inc.                                         4,100         182,778
                                                                              -------------
CABLE TV -- 0.5%
   Charter Communications, Inc.*                                     53,600         220,832
                                                                              -------------
CASINO HOTELS -- 0.5%
   Aztar Corp.*                                                      11,000         194,810
                                                                              -------------
CASINO SERVICES -- 0.5%
   Station Casinos, Inc.                                              6,200         189,720
                                                                              -------------
CELLULAR TELECOMMUNICATIONS -- 1.0%
   Dobson Communications Corp. Cl. A*                                21,000         170,520
   Western Wireless Corp. Cl. A*                                     13,700         255,368
                                                                              -------------
                                                                                    425,888
                                                                              -------------
COMMERCIAL BANKS-WESTERN US -- 1.0%
   Silicon Valley Bancshares*                                         6,900         190,647
   Ucbh Holdings, Inc.                                                7,300         220,679
                                                                              -------------
                                                                                    411,326
                                                                              -------------
COMMERCIAL SERVICES -- 0.7%
   Alliance Data Systems Corp.*                                         800   $      21,120
   Wireless Facilities, Inc.*                                        22,300         265,370
                                                                              -------------
                                                                                    286,490
                                                                              -------------
COMMUNICATIONS SOFTWARE -- 1.2%
   Avid Technology, Inc.*                                             4,800         253,632
   Inter-Tel, Inc.                                                    9,100         223,405
                                                                              -------------
                                                                                    477,037
                                                                              -------------
COMPUTER AIDED DESIGN -- 0.7%
   ANSYS, Inc.*                                                       1,500          53,310
   Autodesk, Inc.                                                    14,400         245,088
                                                                              -------------
                                                                                    298,398
                                                                              -------------
COMPUTER SERVICES -- 1.0%
   Anteon International Corp.*                                        3,400         104,040
   CACI International, Inc. Cl. A*                                    3,900         167,115
   Ciber, Inc.*                                                      18,900         143,640
                                                                              -------------
                                                                                    414,795
                                                                              -------------
COMPUTERS -- 0.7%
   Mentor Graphics Corp.*                                            16,500         289,245
                                                                              -------------
COMPUTERS-INTEGRATED SYSTEMS -- 0.4%
   Cray, Inc.*                                                       16,400         180,072
                                                                              -------------
COMPUTERS-MEMORY DEVICES -- 0.5%
   Advanced Digital Information Corp.*                               13,400         187,868
                                                                              -------------
COMPUTERS-PERIPHERAL EQUIPMENT -- 0.4%
   Mobility Electronics, Inc.*                                       18,900         148,365
                                                                              -------------
CONSULTING SERVICES -- 0.9%
   Corporate Executive Board Co.*                                     3,900         183,105
   Navigant Consulting, Inc.*                                        14,500         178,495
                                                                              -------------
                                                                                    361,600
                                                                              -------------
CONSUMER PRODUCTS-MISCELLANEOUS -- 1.1%
   Helen of Troy, Ltd.*                                               8,500         205,870
   Jarden Corp.*                                                      6,900         260,475
                                                                              -------------
                                                                                    466,345
                                                                              -------------
DATA PROCESSING/MANAGEMENT -- 0.5%
   FileNET Corp.*                                                     9,800         196,686
                                                                              -------------
DIAGNOSTIC EQUIPMENT -- 1.6%
   Gen-Probe, Inc.*                                                   3,300         178,761
   Immucor, Inc.*                                                     7,000         188,650
   I-Stat Corp.*                                                      9,200         123,004
   Therasense, Inc.*                                                 13,900         173,611
                                                                              -------------
                                                                                    664,026
                                                                              -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                   NUMBER
                                                                  OF SHARES       VALUE
-------------------------------------------------------------------------------------------
COMMON STOCK (continued)

DIAGNOSTIC KITS -- 1.1%
   Dade Behring Holdings, Inc.*                                       7,300   $     206,225
   Idexx Laboratories, Inc.*                                          6,000         254,940
                                                                              -------------
                                                                                    461,165
                                                                              -------------
DISTRIBUTION/WHOLESALE -- 1.7%
   Brightpoint, Inc.*                                                 8,500         278,800
   SCP Pool Corp.*                                                    6,300         175,266
   Tech Data Corp.*                                                   8,100         249,885
                                                                              -------------
                                                                                    703,951
                                                                              -------------
DRUG DELIVERY SYSTEMS -- 0.2%
   Atrix Laboratories, Inc.*                                          3,600          74,124
                                                                              -------------
E-COMMERCE/PRODUCTS -- 0.4%
   Drugstore.Com, Inc.*                                              23,300         178,245
                                                                              -------------
E-COMMERCE/SERVICES -- 0.7%
   Monster Worldwide, Inc.*                                           5,300         133,454
   Priceline.Com, Inc.*                                               5,900         171,041
                                                                              -------------
                                                                                    304,495
                                                                              -------------
EDUCATIONAL SOFTWARE -- 0.1%
   SkillSoft PLC -- ADR*                                              6,400          47,680
                                                                              -------------
ELECTRONIC COMPONENTS-MISCELLANEOUS -- 0.7%
   DSP Group, Inc.*                                                   6,000         149,460
   NVE Corp.*                                                         3,400         116,926
                                                                              -------------
                                                                                    266,386
                                                                              -------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 3.5%
   Actel Corp.*                                                       7,800         186,966
   Conexant Systems, Inc.*                                           36,200         204,892
   GlobespanVirata, Inc.*                                            21,900         158,118
   Kopin Corp.*                                                      25,900         179,487
   Microsemi Corp.*                                                  12,300         187,452
   QuickLogic Corp.*                                                 22,100         146,965
   Semtech Corp.*                                                    10,500         193,830
   Zoran Corp.*                                                       8,100         157,950
                                                                              -------------
                                                                                  1,415,660
                                                                              -------------
ELECTRONIC MEASURE INSTRUMENTS -- 0.4%
   Trimble Navigaton, Ltd.*                                           7,000         162,050
                                                                              -------------
ELECTRONICS-MILITARY -- 0.5%
   Engineered Support Systems, Inc.                                   3,300         199,650
                                                                              -------------
E-MARKETING/INFORMATION -- 0.9%
   Doubleclick, Inc.*                                                15,300         164,781
   ValueClick, Inc.*                                                 26,300         221,183
                                                                              -------------
                                                                                    385,964
                                                                              -------------
ENGINES-INTERNAL COMBUST -- 1.2%
   Briggs & Stratton Corp.                                            3,400   $     199,784
   Cummins, Inc.                                                      6,800         302,124
                                                                              -------------
                                                                                    501,908
                                                                              -------------
ENTERPRISE SOFTWARE/SERVICES -- 1.4%
   Business Objects S.A. -- ADR*                                      9,200         229,540
   Microstrategy, Inc.*                                               3,800         174,838
   Packeteer, Inc.*                                                  15,500         186,775
                                                                              -------------
                                                                                    591,153
                                                                              -------------
E-SERVICES/CONSULTING -- 0.9%
   Digital Insight Corp.*                                             4,800          95,520
   Websense, Inc.*                                                   12,000         255,240
                                                                              -------------
                                                                                    350,760
                                                                              -------------
FEMININE HEALTH CARE PRODUCTS -- 0.4%
   Columbia Laboratories, Inc.*                                      13,400         161,872
                                                                              -------------
FINANCE-AUTO LOANS -- 0.5%
   Westcorp                                                           6,100         213,195
                                                                              -------------
FINANCE-INVESTMENT BANKERS/BROKERS -- 1.6%
   Jefferies Group, Inc.                                              7,200         207,000
   Knight Trading Group, Inc.*                                       21,900         250,755
   Raymond James Financial, Inc.                                      5,300         192,655
                                                                              -------------
                                                                                    650,410
                                                                              -------------
FOOD-WHOLESALE/DISTRIBUTION -- 0.5%
   United Natural Foods, Inc.*                                        6,000         199,140
                                                                              -------------
GARDEN PRODUCTS -- 0.3%
   Toro Co.                                                           2,400         108,000
                                                                              -------------
HAZARDOUS WASTE DISPOSAL -- 0.5%
   Stericycle, Inc.*                                                  3,900         183,963
                                                                              -------------
HEART MONITORS -- 0.5%
   Cardiac Science, Inc.*                                            52,900         220,064
                                                                              -------------
HUMAN RESOURCES -- 0.4%
   Exult, Inc.*                                                      19,100         153,564
                                                                              -------------
INDUSTRIAL AUDIO & VIDEO PRODUCTS -- 0.6%
   Sonic Solutions, Inc.*                                            16,200         225,666
                                                                              -------------
INDUSTRIAL AUTOMATION/ROBOTICS -- 0.4%
   Cognex Corp.                                                       6,800         178,772
                                                                              -------------
INSTRUMENTS-SCIENTIFIC -- 1.0%
   Dionex Corp.*                                                      5,600         220,416
   FEI Co.*                                                           8,500         198,390
                                                                              -------------
                                                                                    418,806
                                                                              -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                  NUMBER
                                                                 OF SHARES         VALUE
-------------------------------------------------------------------------------------------
COMMON STOCK (continued)

INTERNET APPLICATIONS SOFTWARE -- 1.4%
   At Road, Inc.*                                                    17,400   $     234,030
   Realnetworks, Inc.*                                               22,700         148,685
   Tumbleweed Communications Corp.*                                  30,700         170,416
                                                                              -------------
                                                                                    553,131
                                                                              -------------
INTERNET CONNECTIVITY SERVICES -- 0.9%
   Covad Communications Group, Inc.*                                 63,700         352,261
                                                                              -------------
INTERNET CONTENT-ENTERTAINMENT -- 0.2%
   NetFlix, Inc.*                                                     2,400          80,664
                                                                              -------------
INTERNET CONTENT-INFO/NEWS -- 1.0%
   Ask Jeeves, Inc.*                                                 13,200         229,680
   CNET Networks, Inc.*                                              26,320         186,346
                                                                              -------------
                                                                                    416,026
                                                                              -------------
INTERNET INFRASTRUCTURE SOFTWARE -- 1.1%
   Openwave Systems, Inc.*                                           56,600         238,852
   SupportSoft, Inc.*                                                19,561         218,888
                                                                              -------------
                                                                                    457,740
                                                                              -------------
INTERNET SECURITY -- 1.0%
   RSA Security, Inc.*                                               14,400         205,632
   Secure Computing Corp.*                                           16,600         193,888
                                                                              -------------
                                                                                    399,520
                                                                              -------------
INTERNET TELEPHONE -- 0.6%
   J2 Global Communications, Inc.*                                    6,900         261,027
                                                                              -------------
INVESTMENT MANAGEMENT/ADVISOR SERVICES -- 0.4%
   Affiliated Managers Group, Inc.*                                   2,700         169,560
                                                                              -------------
LASERS-SYSTEMS/COMPONENTS -- 0.5%
   Electronics for Imaging, Inc.*                                     9,500         221,540
                                                                              -------------
LEISURE & RECREATIONAL PRODUCTS -- 1.1%
   K2, Inc.*                                                         15,300         227,205
   WMS Industries, Inc.*                                              9,500         215,270
                                                                              -------------
                                                                                    442,475
                                                                              -------------
MACHINERY-PUMPS -- 0.7%
   Graco, Inc.                                                        7,300         274,115
                                                                              -------------
MEDICAL INFORMATION SYSTEMS -- 0.5%
   IDX Systems Corp.*                                                 8,100         187,272
                                                                              -------------
MEDICAL INSTRUMENTS -- 1.7%
   Advanced Neuromodulation Systems, Inc.*                            4,750         189,525
   Conceptus, Inc.*                                                   9,700         127,070
   Kyphon, Inc.*                                                      8,600   $     167,700
   Thoratec Corp.*                                                   11,600         197,084
                                                                              -------------
                                                                                    681,379
                                                                              -------------
MEDICAL LASER SYSTEMS -- 0.7%
   Biolase Technology, Inc.*                                         13,900         158,599
   VISX, Inc.*                                                        7,700         146,685
                                                                              -------------
                                                                                    305,284
                                                                              -------------
MEDICAL PRODUCTS -- 1.8%
   Cyberonics, Inc.*                                                  3,400         104,924
   Inamed Corp.*                                                      3,800         279,110
   Synovis Life Technologies, Inc.*                                   6,800         166,260
   Wright Medical Group, Inc.*                                        7,800         197,184
                                                                              -------------
                                                                                    747,478
                                                                              -------------
MEDICAL-BIOMEDICAL/GENETICS -- 3.3%
   Ciphergen Biosystems, Inc.*                                        9,800         121,030
   Digene Corp.*                                                      5,900         241,074
   Integra LifeSciences Holdings*                                     4,500         127,305
   Interpore International, Inc.*                                    11,200         172,032
   Invitrogen Corp.*                                                  3,400         197,166
   Martek Biosciences Corp.*                                          3,500         184,345
   Regeneration Technologies, Inc.*                                  13,000         117,650
   Telik, Inc.*                                                       9,600         192,480
                                                                              -------------
                                                                                  1,353,082
                                                                              -------------
MEDICAL-DRUGS -- 3.5%
   Adolor Corp.*                                                     13,800         253,230
   Bradley Pharmaceuticals, Inc.*                                     7,900         215,275
   Endo Pharmaceuticals Holdings, Inc.*                               9,600         196,320
   K-V Pharmaceutical Co. Cl. A*                                      9,600         216,000
   Ligand Pharmaceuticals Cl. B*                                     11,600         149,524
   Sepracor, Inc.*                                                    7,100         195,534
   Vaxgen, Inc.*                                                     18,200         218,400
                                                                              -------------
                                                                                  1,444,283
                                                                              -------------
MEDICAL-GENERIC DRUGS -- 1.3%
   Eon Labs, Inc.*                                                    4,400         168,740
   Impax Laboratories, Inc.*                                         13,600         170,136
   Pharmaceutical Resoures, Inc.*                                     2,600         177,372
                                                                              -------------
                                                                                    516,248
                                                                              -------------
MEDICAL-HMO -- 0.1%
   Molina Healthcare, Inc.*                                           1,900          52,725
                                                                              -------------
MEDICAL-HOSPITALS -- 0.6%
   Vca Antech, Inc.*                                                 10,800         254,340
                                                                              -------------
MEDICAL-NURSING HOMES -- 0.6%
   Kindred Healthcare, Inc.*                                          6,800         254,660
                                                                              -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                  NUMBER
                                                                 OF SHARES         VALUE
-------------------------------------------------------------------------------------------
COMMON STOCK (continued)

MEDICAL-OUTPATIENT/HOME MEDICAL CARE -- 0.9%
   Select Medical Corp.*                                              6,300   $     181,440
   Vistacare, Inc. Cl. A*                                             5,700         178,410
                                                                              -------------
                                                                                    359,850
                                                                              -------------
NETWORKING PRODUCTS -- 1.6%
   Enterasys Networks, Inc.*                                         39,600         158,400
   Foundry Networks, Inc.*                                            9,000         193,590
   Ixia*                                                             14,900         161,203
   SafeNet, Inc.*                                                     3,900         140,907
                                                                              -------------
                                                                                    654,100
                                                                              -------------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.4%
   Evergreen Resources, Inc.*                                         2,800          75,600
   Ultra Petroleum Corp.*                                             5,300          73,935
                                                                              -------------
                                                                                    149,535
                                                                              -------------
PAPER & RELATED PRODUCTS -- 0.6%
   Louisiana Pacific Corp.*                                          19,000         261,820
                                                                              -------------
PIPELINES -- 0.4%
   Western Gas Resources, Inc.                                        3,900         148,200
                                                                              -------------
POWER CONVERSION/SUPPLY EQUIPMENT -- 0.6%
   Power-One, Inc.*                                                  23,800         244,902
                                                                              -------------
RADIO -- 0.3%
   XM Satellite Radio Holdings, Inc.*                                 8,429         130,902
                                                                              -------------
RESPIRATORY PRODUCTS -- 0.8%
   ResMed, Inc.*                                                      4,000         175,920
   Respironics, Inc.*                                                 4,100         171,298
                                                                              -------------
                                                                                    347,218
                                                                              -------------
RETAIL-APPAREL/SHOE -- 1.4%
   Aeropostale, Inc.*                                                 7,600         205,580
   Ann Taylor Stores Corp.*                                           1,500          48,210
   Cache, Inc.*                                                       4,500          91,800
   Christopher & Banks Corp.                                              1              24
   Hot Topic, Inc.*                                                   2,700          60,858
   Pacific Sunwear of California, Inc.*                               7,725         159,598
                                                                              -------------
                                                                                    566,070
                                                                              -------------
RETAIL-AUTO PARTS -- 0.5%
   TBC Corp.*                                                         7,800         195,390
                                                                              -------------
RETAIL-DISCOUNT -- 0.8%
   Fred's, Inc. Cl. A                                                 4,950         163,152
   Tuesday Morning Corp.*                                             6,100         169,763
                                                                              -------------
                                                                                    332,915
                                                                              -------------
RETAIL-DRUG STORE -- 0.5%
   Longs Drug Stores, Inc.                                            9,900         199,287
                                                                              -------------
RETAIL-GARDENING PRODUCTS -- 0.3%
   Tractor Supply Co.*                                                3,600   $     118,116
                                                                              -------------
RETAIL-JEWELRY -- 0.4%
   Zale Corp.*                                                        4,000         177,640
                                                                              -------------
RETAIL-MUSIC STORE -- 0.4%
   Guitar Center, Inc.*                                               4,700         151,152
                                                                              -------------
RETAIL-PET FOOD & SUPPLIES -- 0.5%
   Petco Animal Supplies, Inc.*                                       6,500         202,800
                                                                              -------------
RETAIL-RESTAURANTS -- 1.0%
   Applebee's International, Inc.                                     7,350         231,378
   RARE Hospitality International, Inc.*                              7,200         179,352
                                                                              -------------
                                                                                    410,730
                                                                              -------------
RETAIL-SPORTING GOODS -- 0.4%
   Dick's Sporting Goods, Inc.*                                       4,500         168,030
                                                                              -------------
SCHOOLS -- 1.0%
   ITT Educational Services, Inc.*                                    2,700         129,384
   Strayer Education, Inc.                                              600          58,026
   Sylvan Learning Systems, Inc.*                                     7,700         210,056
                                                                              -------------
                                                                                    397,466
                                                                              -------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 2.5%
   Cypress Semiconductor Corp.*                                      12,600         222,768
   Integrated Device Technology, Inc.*                               14,300         177,606
   O2Micro International, Ltd.*                                      12,200         176,290
   Power Integrations, Inc.*                                          5,200         172,848
   Sigmatel, Inc.*                                                    1,900          39,159
   Vitesse Semiconductor Corp.*                                      37,700         241,280
                                                                              -------------
                                                                                  1,029,951
                                                                              -------------
SEMICONDUCTOR EQUIPMENT -- 3.7%
   ASE Test, Ltd.*                                                   11,100          96,459
   ASM International N.V.*                                           14,400         212,400
   Asyst Technologies, Inc.*                                          8,000         112,560
   Axcelis Technologies, Inc.*                                       13,400         110,684
   Brooks Automation, Inc.*                                           9,000         188,100
   Credence Systems Corp.*                                           20,500         235,750
   Kulicke & Soffa Industries, Inc.*                                 13,000         140,920
   MKS Instruments, Inc.*                                             2,000          43,320
   Photronics, Inc.*                                                 10,600         225,356
   Rudolph Technologies, Inc.*                                        7,200         139,032
                                                                              -------------
                                                                                  1,504,581
                                                                              -------------
STEEL-PRODUCERS -- 0.6%
   Schnitzer Steel Industries, Inc.                                   7,800         234,234
                                                                              -------------
TELECOMMUNICATIONS EQUIPMENT -- 2.1%
   Ditech Communications Corp.*                                      21,238         186,470
   Plantronics, Inc.*                                                 5,500         131,285
   Sonus Networks, Inc.*                                             26,200         181,566

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                  NUMBER
                                                                 OF SHARES         VALUE
-------------------------------------------------------------------------------------------
COMMON STOCK (continued)

TELECOMMUNICATIONS EQUIPMENT (CONTINUED)
   Tekelec*                                                          12,800   $     199,808
   Terayon Communication Systems, Inc.*                              28,200         162,150
                                                                              -------------
                                                                                    861,279
                                                                              -------------
TELECOMMUNICATIONS EQUIPMENT FIBER OPTICS -- 1.1%
   Avanex Corp.*                                                     50,900         246,865
   Harmonic, Inc.*                                                   33,500         210,045
                                                                              -------------
                                                                                    456,910
                                                                              -------------
TELECOMMUNICATIONS SERVICES -- 2.3%
   Aspect Communications Corp.*                                      25,700         214,081
   Intrado, Inc.*                                                    10,100         230,078
   Ptek Holdings, Inc.*                                              23,800         193,970
   Time Warner Telecom, Inc. Cl. A*                                  31,500         291,690
                                                                              -------------
                                                                                    929,819
                                                                              -------------
TELEPHONE-INTEGRATED -- 0.8%
   Primus Telecommunications Group*                                  24,400         164,700
   Talk America Holdings, Inc.*                                      14,400         164,304
                                                                              -------------
                                                                                    329,004
                                                                              -------------
THERAPEUTICS -- 4.8%
   Atherogenics, Inc.*                                               12,000         200,880
   Connetics Corp.*                                                   8,100         146,286
   Esperion Therapeutics, Inc.*                                       9,500         184,110
   Genta, Inc.*                                                      13,400         169,778
   Hollis-Eden Pharmaceuticals, Inc.*                                 7,500         182,700
   Ilex Oncology, Inc.*                                               7,900         131,219
   MGI Pharma, Inc.*                                                  6,300         247,338
   Neurocrine Biosciences, Inc.*                                      2,400         118,848
   NPS Pharmaceuticals, Inc.*                                         6,900         192,165
   Onyx Pharmaceuticals, Inc.*                                        9,700         209,035
   Tanox, Inc.*                                                      10,300         206,103
                                                                              -------------
                                                                                  1,988,462
                                                                              -------------
TOYS -- 0.3%
   Leapfrog Enterprises, Inc.*                                        3,700         140,600
                                                                              -------------
TRANSACTIONAL SOFTWARE -- 0.6%
   Transaction Systems Architects, Inc. Cl. A*                       13,800         229,218
                                                                              -------------
TRANSPORT-SERVICES -- 0.4%
   Pacer International, Inc.*                                         8,100         161,433
                                                                              -------------
TRANSPORT-TRUCK -- 1.2%
   Heartland Express, Inc.                                            8,000         192,160
   Knight Transportation, Inc.*                                       2,600          65,182
   Werner Enterprises, Inc.                                          10,300         235,973
                                                                              -------------
                                                                                    493,315
                                                                              -------------
TRAVEL SERVICES -- 0.4%
   Pegasus Solutions, Inc.*                                          12,900   $     178,407
                                                                              -------------
VITAMINS & NUTRITION PRODUCTS -- 0.4%
   NBTY, Inc.*                                                        7,800         182,130
                                                                              -------------
WEB HOSTING/DESIGN -- 1.1%
   eCollege.Com, Inc.*                                               11,200         225,568
   Macromedia, Inc.*                                                  9,600         237,504
                                                                              -------------
                                                                                    463,072
                                                                              -------------
WEB PORTALS/ISP -- 0.7%
   EarthLink, Inc.*                                                  22,300         183,529
   FindWhat.Com*                                                      5,900         101,952
                                                                              -------------
                                                                                    285,481
                                                                              -------------
WIRELESS EQUIPMENT -- 1.8%
   American Tower Systems Cl. A*                                     20,400         207,060
   InterDigital Communications Corp.*                                 6,500          97,500
   Powerwave Technologies, Inc.*                                     12,700          84,074
   REMEC, Inc.*                                                      17,700         180,540
   SpectraLink Corp.*                                                 9,200         171,856
                                                                              -------------
                                                                                    741,030
                                                                              -------------
TOTAL COMMON STOCK
   (Cost: $34,243,365)                                                           40,585,487
                                                                              -------------

                                                                PRINCIPAL
                                                                  AMOUNT
-------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 12.8%

MONEY MARKET FUNDS -- 11.8%
   Federated Prime Cash Obligated Fund**                       $  4,860,488       4,860,488
                                                                              -------------
TIME DEPOSIT -- 1.0%
   Brown Brothers Harriman & Co.
    0.550%, 10/01/03                                                403,126         403,126
                                                                              -------------
TOTAL SHORT TERM INVESTMENTS
   (Cost: $5,263,614)                                                             5,263,614
                                                                              -------------
TOTAL INVESTMENTS -- 111.6%
   (Cost: $39,506,979)                                                           45,849,101
LIABILITIES IN EXCESS OF OTHER ASSETS -- (11.6%)                                 (4,760,193)
                                                                              -------------
NET ASSETS -- 100.0%                                                          $  41,088,908
                                                                              =============

----------
*    Non-income producing securities.
** All of the security is purchased with cash collateral proceeds from securities loans.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

VALUE OPPORTUNITIES FUND

     MANAGEMENT TEAM: MARK W. STUCKELMAN, Lead Portfolio Manager; STEPHEN SEXAUER, Portfolio Manager; NELSON SHING, Investment Analyst; AERUS TRAN, Investment Analyst; MARK P. ROEMER, Product Specialist

     CHIEF INVESTMENT OFFICER: HORACIO A. VALEIRAS, CFA

     GOAL: The Value Opportunities Fund seeks to maximize long-term capital appreciation through investments primarily in smaller US companies with market capitalizations corresponding to the Russell 2000 Value Index that, in the opinion of the Investment Adviser, are undervalued in the marketplace.

     MARKET OVERVIEW: During the six months ended September 30, 2003, key US equity indices registered double-digit gains. Factors contributing to renewed investor interest for stocks included signs of improvement in the economy, a pickup in corporate profits, and the continued low interest-rate environment.

     Concerns over the health of the US economic recovery remained, however. These included the persistently high unemployment rate and a ballooning federal budget deficit. Given these concerns, the Federal Reserve lowered short-term interest rates in June, its 13th such move since early 2002. This brought short-term rates to 1%, a 45-year low.

     This period's stock market rally was broadly based, with nearly all sectors and capitalization segments posting gains. Technology and other cyclical stocks led the market on the expectation of improving capital expenditures. Among US equities, small-cap stocks outperformed their large-cap counterparts by a significant margin.

     PERFORMANCE: From April 1, 2003 through September 30, 2003, the Fund gained 38.12%, outperforming the Russell 2000 Value Index which rose 32.20%. Longer term, the Fund has also delivered above-benchmark returns. Since its inception on May 1, 2001 through September 30, 2003, the Fund gained 10.95%, annualized, versus a return of 6.52% for the Russell 2000 Value index.

     PORTFOLIO SPECIFICS: The Fund's outperformance this period was primarily due to stock selection in the technology, financial services, and transportation sectors. Examples of top-performing holdings were ASE Test Ltd., a semiconductor test and packaging company; AmeriCredit, a sub-prime auto lender; and AAR Corp., which provides products and services to the aviation industry.

     The Titan Corporation, a defense contractor and one of our largest positions, was another strong performer. The company benefited from an acquisition bid by Lockheed Martin, which offered to pay a significant premium. On the less-favorable side, issue selection in the commercial/industrial sector detracted from relative results. Many of these companies are being negatively impacted by higher energy prices and weakening demand.

     MARKET OUTLOOK: Looking ahead, several factors bode well for continued stock market strength. Corporate earnings reports have generally been strong with few negative pre-announcements and expectations continuing to rise. Economic data have been somewhat mixed, but overall the economy appears to be improving. On a cautionary note, the stock market's sharp advance has made valuations less compelling than they were earlier in the year.

     We believe our continued focus on identifying attractively valued stocks, demonstrating financial strength with underlying positive change, will continue to deliver consistent performance relative to the Fund's benchmark, regardless of the market's direction.

VALUE OPPORTUNITIES FUND -- UNAUDITED

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN VALUE OPPORTUNITIES FUND CLASS I SHARES WITH THE RUSSELL 2000 VALUE INDEX.

                            ANNUALIZED TOTAL RETURNS
                                  As of 9/30/03

                                      SINCE
          1 YEAR       5 YEARS      INCEPTION
          39.89%        15.65%        10.95%

               VALUE OPPORTUNITIES FUND       RUSSELL 2000 VALUE
               CLASS I SHARES                 INDEX
12/30/1997                    $ 250,000                $ 250,000
12/31/1997                    $ 248,617                $ 250,504
 1/31/1998                    $ 246,355                $ 245,969
 2/28/1998                    $ 267,925                $ 260,851
 3/31/1998                    $ 280,698                $ 271,441
 4/30/1998                    $ 283,771                $ 272,771
 5/31/1998                    $ 274,008                $ 263,115
 6/30/1998                    $ 271,752                $ 261,642
 7/31/1998                    $ 252,912                $ 241,155
 8/31/1998                    $ 209,998                $ 203,390
 9/30/1998                    $ 219,489                $ 214,882
10/31/1998                    $ 230,594                $ 221,264
11/30/1998                    $ 242,745                $ 227,260
12/31/1998                    $ 251,379                $ 234,396
 1/31/1999                    $ 239,838                $ 229,075
 2/28/1999                    $ 224,921                $ 213,429
 3/31/1999                    $ 216,720                $ 211,658
 4/30/1999                    $ 237,553                $ 230,982
 5/31/1999                    $ 247,108                $ 238,073
 6/30/1999                    $ 256,810                $ 246,692
 7/31/1999                    $ 255,260                $ 240,845
 8/31/1999                    $ 246,962                $ 232,030
 9/30/1999                    $ 239,174                $ 227,389
10/31/1999                    $ 230,648                $ 222,842
11/30/1999                    $ 236,639                $ 224,000
12/31/1999                    $ 240,256                $ 230,877
 1/31/2000                    $ 233,732                $ 224,828
 2/29/2000                    $ 230,083                $ 238,565
 3/31/2000                    $ 248,579                $ 239,687
 4/30/2000                    $ 257,324                $ 241,101
 5/31/2000                    $ 255,258                $ 237,412
 6/30/2000                    $ 260,240                $ 244,344
 7/31/2000                    $ 260,563                $ 252,481
 8/31/2000                    $ 277,078                $ 263,767
 9/30/2000                    $ 281,274                $ 262,263
10/31/2000                    $ 283,121                $ 261,319
11/30/2000                    $ 275,691                $ 255,988
12/31/2000                    $ 305,403                $ 283,507
 1/31/2001                    $ 318,153                $ 291,332
 2/28/2001                    $ 318,314                $ 290,924
 3/31/2001                    $ 313,098                $ 286,269
 4/30/2001                    $ 334,350                $ 299,523
 5/31/2001                    $ 354,411                $ 307,221
 6/30/2001                    $ 361,633                $ 319,572
 7/31/2001                    $ 365,110                $ 312,413
 8/31/2001                    $ 361,098                $ 311,320
 9/30/2001                    $ 324,453                $ 276,950
10/31/2001                    $ 334,350                $ 284,178
11/30/2001                    $ 351,469                $ 304,611
12/31/2001                    $ 379,885                $ 323,253
 1/31/2002                    $ 383,641                $ 327,552
 2/28/2002                    $ 384,446                $ 329,550
 3/31/2002                    $ 419,054                $ 354,234
 4/30/2002                    $ 428,175                $ 366,703
 5/31/2002                    $ 415,298                $ 354,565
 6/30/2002                    $ 408,859                $ 346,729
 7/31/2002                    $ 350,106                $ 295,205
 8/31/2002                    $ 347,960                $ 293,906
 9/30/2002                    $ 324,619                $ 272,921
10/31/2002                    $ 322,473                $ 277,015
11/30/2002                    $ 348,387                $ 299,121
12/31/2002                    $ 342,602                $ 286,348
 1/31/2003                    $ 332,317                $ 278,273
 2/28/2003                    $ 322,997                $ 268,923
 3/31/2003                    $ 328,782                $ 271,801
 4/30/2003                    $ 358,028                $ 297,622
 5/31/2003                    $ 399,809                $ 328,009
 6/30/2003                    $ 411,058                $ 333,552
 7/31/2003                    $ 439,340                $ 350,197
 8/31/2003                    $ 464,409                $ 363,504
 9/30/2003                    $ 454,124                $ 359,324

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Russell 2000 Value Index for the periods indicated. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. The Fund's performance includes historical performance of comparable managed institutional pooled accounts managed by the Investment Adviser prior to the inception of the Fund. The Fund commenced operations on May 1, 2001. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The unmanaged index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2003 -- UNAUDITED

VALUE OPPORTUNITIES FUND

                                                                   NUMBER
                                                                  OF SHARES       VALUE
-------------------------------------------------------------------------------------------
COMMON STOCK -- 98.1%
-------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE -- 2.0%
   Titan Corp.*                                                      46,400   $     966,976
                                                                              -------------
AEROSPACE/DEFENSE-EQUIPMENT -- 1.9%
   AAR Corp.*                                                        58,000         465,160
   Kaman Corp. Cl. A                                                 36,100         467,856
                                                                              -------------
                                                                                    933,016
                                                                              -------------
AGRICULTURAL OPERATIONS -- 1.2%
   Delta & Pine Land Co.                                             25,400         584,454
                                                                              -------------
AIRLINES -- 1.9%
   Atlantic Coast Airlines Holdings, Inc.*                           39,300         334,443
   Continental Airlines*                                             34,900         578,642
                                                                              -------------
                                                                                    913,085
                                                                              -------------
APPLIANCES -- 0.4%
   Applica, Inc.*                                                    29,600         179,080
                                                                              -------------
APPLICATIONS SOFTWARE -- 0.5%
   Actuant Corp. Cl. A*                                               4,700         263,905
                                                                              -------------
AUTO-MEDIUM & HEAVY DUTY TRUCKS -- 1.3%
   Oshkosh Truck Co.                                                 15,200         602,072
                                                                              -------------
BROADCAST SERVICES/PROGRAMMING -- 2.0%
   4Kids Entertainment, Inc.*                                        19,800         417,780
   UnitedGlobalCom, Inc*                                             89,900         549,289
                                                                              -------------
                                                                                    967,069
                                                                              -------------
BUILDING & CONSTRUCTION-MISCELLANEOUS -- 1.4%
   Dycom Industries, Inc*                                            34,000         693,260
                                                                              -------------
CABLE TV -- 0.3%
   Charter Communications, Inc*                                      30,900         127,308
                                                                              -------------
CELLULAR TELECOMMUNICATIONS -- 1.4%
   NII Holdings, Inc. Cl. B*                                          7,000         417,830
   Price Communications Corp*                                        19,600         243,040
                                                                              -------------
                                                                                    660,870
                                                                              -------------
CHEMICALS-DIVERSIFIED -- 1.7%
   Georgia Gulf Corp.                                                21,900         511,365
   Solutia, Inc.                                                     78,900         314,811
                                                                              -------------
                                                                                    826,176
                                                                              -------------
CHEMICALS-SPECIALTY -- 1.3%
   OM Group Inc*                                                     42,600         623,664
                                                                              -------------
COMMERCIAL BANKS-CENTRAL US -- 3.3%
   Associated Banc Corp.                                             14,000         529,200
   FirstMerit Corp.                                                  22,400         554,176
   Oak Hill Financial, Inc.                                          17,400         504,426
                                                                              -------------
                                                                                  1,587,802
                                                                              -------------
COMMERCIAL BANKS-EASTERN US -- 3.5%
   Community Bank Systems, Inc.                                      13,300   $     584,003
   FNB Corp.                                                         17,201         593,434
   Riggs National Corp.                                              31,100         489,825
                                                                              -------------
                                                                                  1,667,262
                                                                              -------------
COMMERCIAL BANKS-WESTERN US -- 0.3%
   Greater Bay Bancorp                                                6,100         126,880
                                                                              -------------
COMMERCIAL SERVICES -- 1.3%
   SOURCECORP, Inc*                                                  26,300         611,475
                                                                              -------------
COMPUTER AIDED DESIGN -- 0.4%
   MSC.Software Corp*                                                24,000         172,800
                                                                              -------------
COMPUTER SERVICES -- 1.7%
   Pec Solutions, Inc.*                                              17,900         264,204
   CACI International, Inc. Cl. A*                                   12,400         531,340
                                                                              -------------
                                                                                    795,544
                                                                              -------------
COMPUTERS-INTEGRATED SYSTEMS -- 0.8%
   RadiSys Corp.*                                                    22,500         405,900
                                                                              -------------
COMPUTERS-MEMORY DEVICES -- 0.7%
   Imation Corp.                                                     10,600         346,090
                                                                              -------------
DATA PROCESSING/MANAGEMENT -- 0.4%
   InfoUsa, Inc.*                                                    26,000         195,260
                                                                              -------------
DIVERSIFIED MANUFACTURING OPERATIONS -- 4.0%
   Ameron International Corp.                                        15,800         521,558
   Carlisle Companies, Inc.                                           7,500         327,150
   The Brink's Co.                                                   32,000         555,520
   Tredegar Corp.                                                    34,400         517,720
                                                                              -------------
                                                                                  1,921,948
                                                                              -------------
DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES -- 1.2%
   Viad Corp.                                                        25,200         601,776
                                                                              -------------
ELECTRIC-INTEGRATED -- 1.1%
   Black Hills Corp.                                                 15,000         462,900
   Sierra Pacific Resources*                                          9,600          46,560
                                                                              -------------
                                                                                    509,460
                                                                              -------------
ELECTRONIC COMPONENTS-MISCELLANEOUS -- 1.3%
   Planar Systems, Inc.*                                             10,800         231,660
   Rogers Corp.*                                                     12,400         384,648
                                                                              -------------
                                                                                    616,308
                                                                              -------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 0.9%
   Agere Systems, Inc. Cl. A*                                       140,000         429,800
                                                                              -------------
E-MARKETING/INFORMATION -- 0.6%
   aQuantive, Inc.*                                                  29,300         271,318
                                                                              -------------
ENGINES-INTERNAL COMBUST -- 1.0%
   Briggs & Stratton Corp.                                            8,100         475,956
                                                                              -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                   NUMBER
                                                                  OF SHARES       VALUE
-------------------------------------------------------------------------------------------
COMMON STOCK (continued)
-------------------------------------------------------------------------------------------
E-SERVICES/CONSULTING -- 0.6%
   Keynote Systems, Inc.*                                            24,800   $     288,920
                                                                              -------------
FINANCE-AUTO LOANS -- 0.8%
   AmeriCredit Corp.*                                                37,300         384,190
                                                                              -------------
FOOD-BAKING -- 1.1%
   Flowers Foods, Inc.                                               22,500         513,000
                                                                              -------------
FOOD-MISCELLANEOUS/DIVERSIFIED -- 0.8%
   Chiquita Brands International, Inc.*                              22,700         401,790
                                                                              -------------
FOOTWEAR & RELATED APPAREL -- 0.5%
   Stride Rite Corp.                                                 22,800         246,240
                                                                              -------------
FUNERAL SERVICES & RELATED ITEMS -- 0.8%
   Stewart Enterprises, Inc. Cl. A*                                 104,800         398,240
                                                                              -------------
GARDEN PRODUCTS -- 1.2%
   Toro Co.                                                          12,800         576,000
                                                                              -------------
GAS-DISTRIBUTION -- 2.9%
   Energen Corp.                                                     13,800         499,284
   Southern Union Co.*                                               31,289         531,913
   UGI Corp.                                                         13,250         383,323
                                                                              -------------
                                                                                  1,414,520
                                                                              -------------
HOTELS & MOTELS -- 0.7%
   Extended Stay America, Inc.*                                      22,300         332,939
                                                                              -------------
INDEX FUND -- 4.8%
   iShares Russell 2000 Value Index Fund*                            16,700       2,313,952
                                                                              -------------
INDUSTRIAL AUTOMATION/ROBOTICS -- 0.7%
   Gerber Scientific, Inc.*                                          49,400         350,740
                                                                              -------------
INTERNET APPLICATIONS SOFTWARE -- 0.5%
   Raindance Communications, Inc.*                                   83,900         231,564
                                                                              -------------
LASERS-SYSTEMS/COMPONENTS -- 0.7%
   Rofin-Sinar Technologies, Inc.*                                   15,200         319,048
                                                                              -------------
LIFE/HEALTH INSURANCE -- 0.6%
   Phoenix Companies, Inc.                                           27,200         314,160
                                                                              -------------
MACHINERY-CONSTRUCTION&MINING -- 1.3%
   Joy Global Inc.*                                                  39,200         615,440
                                                                              -------------
MACHINERY-GENERAL INDUSTRY -- 0.8%
   Middleby Corp.*                                                   21,800         402,428
                                                                              -------------
MEDICAL LASER SYSTEMS -- 0.6%
   Candela Corp.*                                                    24,000         306,240
                                                                              -------------
MEDICAL PRODUCTS -- 1.2%
   Inamed Corp.*                                                      8,100         594,945
                                                                              -------------
MEDICAL-HOSPITALS -- 0.9%
   LifePoint Hospitals, Inc.*                                        18,000         432,900
                                                                              -------------
METAL PROCESSORS & FABRICATION -- 1.0%
   Quanex Corp.                                                      14,400   $     483,840
                                                                              -------------
METAL-ALUMINUM -- 0.5%
   Commonwealth Industries, Inc.                                     49,200         233,700
                                                                              -------------
METAL-IRON -- 1.2%
   Cleveland Cliffs, Inc.*                                           22,300         570,880
                                                                              -------------
MULTI-LINE INSURANCE -- 1.1%
   Quanta Capital Holdings, Ltd. 144A*+                              51,100         516,110
                                                                              -------------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 1.0%
   Westport Resources Corp.*                                         21,500         506,110
                                                                              -------------
PAPER & RELATED PRODUCTS -- 1.2%
   Louisiana Pacific Corp.*                                          42,100         580,138
                                                                              -------------
POWER CONVERSION/SUPPLY EQUIPMENT -- 1.1%
   Power-One, Inc.*                                                  51,900         534,051
                                                                              -------------
PROPERTY/CASUALTY INSURANCE -- 3.3%
   Meadowbrook Insurance Group*                                     130,300         538,139
   Rli Corp.                                                         15,000         493,800
   Selective Insurance Group                                         18,700         556,512
                                                                              -------------
                                                                                  1,588,451
                                                                              -------------
PUBLISHING-NEWSPAPERS -- 0.9%
   Lee Enterprises                                                   11,400         440,838
                                                                              -------------
REAL ESTATE OPERATION/DEVELOPMENT -- 0.9%
   Corrections Corp. of America*                                     16,700         411,989
                                                                              -------------
REINSURANCE -- 1.0%
   Platinum Underwriters Holdings, Inc.                              16,500         463,650
                                                                              -------------
REITS-HOTELS -- 1.7%
   Ashford Hospitality Trust*                                        54,800         491,556
   Innkeepers USA Trust                                              39,300         341,910
                                                                              -------------
                                                                                    833,466
                                                                              -------------
REITS-MANUFACTURED HOMES -- 1.0%
   Manufactured Home Communities, Inc.                               11,900         466,242
                                                                              -------------
REITS-OFFICE PROPERTY -- 0.4%
   American Financial Realty Trust                                    8,400         118,440
   American Financial Realty Trust 144A#                              5,300          74,730
                                                                              -------------
                                                                                    193,170
                                                                              -------------
RETAIL-APPAREL/SHOE -- 0.3%
   Men's Wearhouse, Inc.*                                             5,200         133,380
                                                                              -------------
RETAIL-CONVENIENCE STORE -- 1.0%
   Casey's General Stores, Inc.                                      33,400         468,602
                                                                              -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                   NUMBER
                                                                  OF SHARES       VALUE
-------------------------------------------------------------------------------------------
COMMON STOCK (Continued)
-------------------------------------------------------------------------------------------
RETAIL-DRUG STORE -- 1.0%
   Duane Reade, Inc.*                                                31,400   $     500,830
                                                                              -------------
RETAIL-FABRIC STORE -- 0.9%
   Jo Ann Stores, Inc. Cl. A*                                        15,300         426,870
                                                                              -------------
RUBBER-TIRES -- 1.0%
   Cooper Tire & Rubber Co.                                          29,100         461,817
                                                                              -------------
SAVINGS & LOANS/THRIFTS-CENTRAL US -- 1.8%
   Bank Mutual Corp.                                                  9,700         411,765
   TierOne Corp.*                                                    20,500         431,525
                                                                              -------------
                                                                                    843,290
                                                                              -------------
SAVINGS & LOANS/THRIFTS-EASTERN US -- 3.4%
   Brookline Bancorp, Inc.                                           35,228         518,556
   First Essex Bancorp, Inc.                                         13,000         661,570
   Parkvale Financial Corp.                                          17,000         429,250
                                                                              -------------
                                                                                  1,609,376
                                                                              -------------
SAVINGS & LOANS/THRIFTS-SOUTHERN US -- 1.2%
   BankAtlantic Bancorp, Inc. Cl. A                                  40,000         570,000
                                                                              -------------
SCHOOLS -- 0.6%
   Concorde Career Colleges, Inc.*                                   11,600         270,860
                                                                              -------------
SEMICONDUCTOR EQUIPMENT -- 2.1%
   ASE Test, Ltd.*                                                   71,900         624,811
   Photronics, Inc.*                                                 17,000         361,420
                                                                              -------------
                                                                                    986,231
                                                                              -------------
TELECOMMUNICATIONS EQUIPMENT -- 0.6%
   Tekelec*                                                          17,300         270,053
                                                                              -------------
TELECOMMUNICATIONS SERVICES -- 1.0%
   Commonwealth Telephone Enterprises, Inc.*                         11,600         465,508
                                                                              -------------
TELEPHONE-INTEGRATED -- 0.6%
   Cincinnati Bell, Inc.*                                            56,200         286,058
                                                                              -------------
THERAPEUTICS -- 0.9%
   Medarex, Inc.*                                                    74,400         441,192
                                                                              -------------
TRANSPORT-RAIL -- 1.3%
   Genesee & Wyoming, Inc. Cl. A*                                    26,300   $     623,573
                                                                              -------------
TRANSPORT-TRUCK -- 2.2%
   Heartland Express, Inc.                                           20,742         498,223
   SCS Transportation Corp.*                                         35,800         540,580
                                                                              -------------
                                                                                  1,038,803
                                                                              -------------
WIRELESS EQUIPMENT -- 0.6%
   REMEC, Inc.*                                                      30,000         306,000
                                                                              -------------
TOTAL COMMON STOCK
   (Cost: $40,857,107)                                                           47,038,848
                                                                              -------------

                                                                  PRINCIPAL
                                                                   AMOUNT
-------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 10.0%
-------------------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 6.8%
   Federated Prime Cash Obligated Fund**                       $  3,259,104       3,259,104
                                                                              -------------
TIME DEPOSIT -- 3.2%
   Wells Fargo Bank Nassau
    0.550%, 10/01/03                                              1,538,468       1,538,468
                                                                              -------------
TOTAL SHORT TERM INVESTMENTS
   (Cost: $4,797,572)                                                             4,797,572
                                                                              -------------
TOTAL INVESTMENTS -- 108.1%
   (Cost: $45,654,679)                                                           51,836,420
LIABILITIES IN EXCESS OF OTHER ASSETS -- (8.1%)                                  (3,905,980)
                                                                              -------------
NET ASSETS -- 100.0%                                                          $  47,930,440
                                                                              =============

----------
*    Non-income producing securities.
** All of the security is purchased with cash collateral proceeds from securities loans.
# 144A Security. Certain conditions for public sale may exist. Total market value of 144A securities owned at September 30, 2003 was $74,730 or 0.2% of net assets.
+ Illiquid Security. Total cost of illiquid security as of September 30, 2003 was $511,000. Total market value of illiquid security owned at September 30, 2003 was $516,110 or 1.1% of net assets.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

LARGE CAP VALUE FUND

     MANAGEMENT TEAM: STEPHEN SEXAUER, Lead Portfolio Manager;
MARK W. STUCKELMAN, Portfolio Manager; NELSON SHING, Investment Analyst; AERUS TRAN, Investment Analyst; MARK P. ROEMER, Product Specialist

     CHIEF INVESTMENT OFFICER: HORACIO A. VALEIRAS, CFA

     GOAL: The Large Cap Value Fund seeks long-term capital appreciation through investments in a diversified portfolio comprised predominantly of US companies with larger market capitalizations that, in the opinion of the Investment Adviser, are undervalued relative to other market measures.

     MARKET OVERVIEW: During the six months ended September 30, 2003, key US equity indices registered double-digit gains. Factors contributing to renewed investor interest for stocks included signs of improvement in the economy, a pickup in corporate profits, and the continued low interest-rate environment.

     Concerns over the health of the US economic recovery remained, however. These included the persistently high unemployment rate and a ballooning federal budget deficit. Given these concerns, the Federal Reserve lowered short-term interest rates in June, its 13th such move since early 2002. This brought short-term rates to 1%, a 45-year low.

     This period's stock market rally was broadly based, with nearly all sectors and capitalization segments posting gains. Technology and other cyclical stocks led the market on the expectations of improving capital expenditures. Among US equities, small-cap stocks outperformed large caps by a significant margin. Large-cap value names modestly outperformed large-cap growth issues.

     PERFORMANCE: During the six months ended September 30, 2003, the Fund rose 17.91% compared to gains of 19.70% for the Russell 1000 Value Index and 18.45% for the S&P 500 Index.

     PORTFOLIO SPECIFICS: The Fund produced a strong return this period and, on a relative basis, slightly trailed its benchmark. Positions in a handful of very large-cap, high-quality names negatively impacted relative performance because smaller-cap, lower-quality stocks within the Russell 1000 Value Index led the index's advance. Investors grew less risk-averse this period. As a result, they demonstrated an appetite for stocks whose market capitalizations had fallen significantly from their March 2000 peaks. They also preferred securities of companies facing financial challenges and balance sheet issues.

     On the positive side, stock selection in the consumer services and consumer non-durables sectors boosted the Fund's relative performance. Top-performing holdings included Federated Department Stores and McDonald's Corporation. Semiconductor manufacturer Intel was another strong performer. Shares of Intel climbed higher on the prospect of rising corporate IT spending and increased global manufacturing capacity utilization.

     As of September 30, 2003, the Fund remained well diversified. Based on our bottom-up stock selection decisions, our biggest overweight versus the index was in the general industrial sector. Our largest underweight was in the consumer non-durables sector.

     MARKET OUTLOOK: Looking ahead, several factors bode well for continued stock market strength. Corporate earnings reports have generally been good, and estimates are rising for the remainder of this year and next. Economic data have been somewhat mixed, but overall the economy appears to be improving. On a cautionary note, the stock market's sharp advance has made valuations less compelling than they were earlier in the year.

     Whatever direction the market takes, our focus on valuation, financial strength, and positive change should enable us to deliver consistent performance in the Fund relative to the benchmark.

LARGE CAP VALUE FUND -- UNAUDITED

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN LARGE CAP VALUE FUND CLASS I SHARES WITH THE RUSSELL 1000 VALUE INDEX.

                            ANNUALIZED TOTAL RETURNS
                                  As of 9/30/03

                                      SINCE
          1 YEAR       5 YEARS      INCEPTION
          26.01%         4.65%        11.56%

                  LARGE CAP VALUE FUND       RUSSELL 1000 VALUE
                  CLASS I SHARES             INDEX
 4/30/1996                   $ 250,000                $ 250,000
 5/31/1996                   $ 256,600                $ 253,125
 6/30/1996                   $ 263,800                $ 253,328
 7/31/1996                   $ 257,600                $ 243,752
 8/31/1996                   $ 264,800                $ 250,723
 9/30/1996                   $ 278,800                $ 260,702
10/31/1996                   $ 288,600                $ 270,791
11/30/1996                   $ 311,581                $ 290,423
12/31/1996                   $ 310,622                $ 286,706
 1/31/1997                   $ 327,247                $ 300,611
 2/28/1997                   $ 331,246                $ 305,030
 3/31/1997                   $ 316,936                $ 294,049
 4/30/1997                   $ 333,350                $ 306,399
 5/31/1997                   $ 358,183                $ 323,527
 6/30/1997                   $ 369,758                $ 337,406
 7/31/1997                   $ 412,900                $ 362,779
 8/31/1997                   $ 403,430                $ 349,864
 9/30/1997                   $ 428,684                $ 370,996
10/31/1997                   $ 412,269                $ 360,645
11/30/1997                   $ 425,854                $ 376,586
12/31/1997                   $ 436,586                $ 387,582
 1/31/1998                   $ 434,531                $ 382,078
 2/28/1998                   $ 469,924                $ 407,792
 3/31/1998                   $ 500,065                $ 432,749
 4/30/1998                   $ 502,805                $ 435,648
 5/31/1998                   $ 500,750                $ 429,201
 6/30/1998                   $ 511,938                $ 434,695
 7/31/1998                   $ 501,864                $ 427,000
 8/31/1998                   $ 424,288                $ 363,463
 9/30/1998                   $ 448,323                $ 384,326
10/31/1998                   $ 479,972                $ 414,111
11/30/1998                   $ 502,997                $ 433,408
12/31/1998                   $ 524,487                $ 448,144
 1/31/1999                   $ 530,983                $ 451,729
 2/28/1999                   $ 512,743                $ 445,360
 3/31/1999                   $ 522,238                $ 454,579
 4/30/1999                   $ 563,217                $ 497,037
 5/31/1999                   $ 554,472                $ 491,569
 6/30/1999                   $ 570,214                $ 505,825
 7/31/1999                   $ 558,969                $ 491,004
 8/31/1999                   $ 538,979                $ 472,788
 9/30/1999                   $ 516,990                $ 456,240
10/31/1999                   $ 553,222                $ 482,520
11/30/1999                   $ 531,483                $ 478,756
12/31/1999                   $ 571,041                $ 481,054
 1/31/2000                   $ 535,602                $ 465,372
 2/29/2000                   $ 492,372                $ 430,795
 3/31/2000                   $ 546,661                $ 483,352
 4/30/2000                   $ 546,661                $ 477,745
 5/31/2000                   $ 545,656                $ 482,761
 6/30/2000                   $ 521,276                $ 460,699
 7/31/2000                   $ 539,624                $ 466,458
 8/31/2000                   $ 569,784                $ 492,393
 9/30/2000                   $ 578,330                $ 496,923
10/31/2000                   $ 607,485                $ 509,147
11/30/2000                   $ 583,226                $ 490,258
12/31/2000                   $ 615,670                $ 514,819
 1/31/2001                   $ 625,048                $ 516,827
 2/28/2001                   $ 611,868                $ 502,459
 3/31/2001                   $ 593,618                $ 484,723
 4/30/2001                   $ 627,329                $ 508,474
 5/31/2001                   $ 647,607                $ 519,915
 6/30/2001                   $ 637,468                $ 508,373
 7/31/2001                   $ 637,468                $ 507,305
 8/31/2001                   $ 607,052                $ 486,962
 9/30/2001                   $ 559,147                $ 452,680
10/31/2001                   $ 556,359                $ 448,787
11/30/2001                   $ 597,010                $ 474,861
12/31/2001                   $ 609,399                $ 486,068
 1/31/2002                   $ 596,752                $ 482,325
 2/28/2002                   $ 601,140                $ 483,097
 3/31/2002                   $ 631,339                $ 505,948
 4/30/2002                   $ 606,560                $ 488,594
 5/31/2002                   $ 613,529                $ 491,037
 6/30/2002                   $ 568,102                $ 462,851
 7/31/2002                   $ 512,350                $ 419,806
 8/31/2002                   $ 510,027                $ 422,954
 9/30/2002                   $ 446,532                $ 375,922
10/31/2002                   $ 489,378                $ 403,778
11/30/2002                   $ 520,218                $ 429,216
12/31/2002                   $ 498,455                $ 410,588
 1/31/2003                   $ 490,851                $ 400,652
 2/28/2003                   $ 478,003                $ 389,954
 3/31/2003                   $ 477,216                $ 390,617
 4/30/2003                   $ 515,760                $ 424,991
 5/31/2003                   $ 548,798                $ 452,446
 6/30/2003                   $ 554,567                $ 458,101
 7/31/2003                   $ 562,957                $ 464,927
 8/31/2003                   $ 566,104                $ 472,180
 9/30/2003                   $ 562,695                $ 467,553

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Russell 1000 Value Index for the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds). The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The unmanaged index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2003 -- UNAUDITED

LARGE CAP VALUE FUND

                                                                   NUMBER
                                                                  OF SHARES       VALUE
-------------------------------------------------------------------------------------------
COMMON STOCK -- 96.7%
-------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE -- 0.9%
   Raytheon Co.                                                       6,700   $     187,600
                                                                              -------------
APPLICATIONS SOFTWARE -- 2.1%
   Microsoft Corp.                                                   15,300         425,187
                                                                              -------------
BEVERAGES-NON-ALCOHOLIC -- 1.5%
   PepsiCo, Inc.                                                      6,500         297,895
                                                                              -------------
BROADCAST SERVICES/PROGRAMMING -- 1.1%
   AOL Time Warner, Inc.*                                            15,500         234,205
                                                                              -------------
CABLE TV -- 0.9%
   Comcast Corp. -- Cl. A*                                            5,900         182,192
                                                                              -------------
COMMERCIAL BANKS-EASTERN US -- 1.0%
   North Fork Bancorporation                                          5,700         198,075
                                                                              -------------
COMPUTER SERVICES -- 1.1%
   Computer Sciences Corp.*                                           6,000         225,420
                                                                              -------------
COMPUTERS -- 2.9%
   Hewlett-Packard Co.                                                9,500         183,920
   International Business Machines Corp.                              4,600         406,318
                                                                              -------------
                                                                                    590,238
                                                                              -------------
CONSUMER PRODUCTS-MISCELLANEOUS -- 1.3%
   Fortune Brands, Inc.                                               4,800         272,400
                                                                              -------------
COSMETICS & TOILETRIES -- 2.9%
   Kimberly-Clark Corp.                                               4,800         246,336
   Procter & Gamble Co.                                               3,700         343,434
                                                                              -------------
                                                                                    589,770
                                                                              -------------
DISTRIBUTION/WHOLESALE -- 1.0%
   WW Grainger, Inc.                                                  4,200         199,710
                                                                              -------------
DIVERSIFIED MANUFACTURING OPERATIONS -- 7.3%
   3M Co.                                                             6,200         428,234
   Honeywell International, Inc.                                     13,700         360,995
   ITT Industries, Inc.                                               3,100         185,504
   Textron, Inc.                                                      6,200         244,590
   Tyco International, Ltd.                                          13,500         275,805
                                                                              -------------
                                                                                  1,495,128
                                                                              -------------
ELECTRIC-INTEGRATED -- 4.5%
   Dominion Resources, Inc.                                           3,900         241,410
   FPL Group, Inc.                                                    3,200         202,240
   Public Services Enterprise Group                                   6,500         273,000
   TXU Corp.                                                          8,900         209,684
                                                                              -------------
                                                                                    926,334
                                                                              -------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 1.0%
   PPL Corp.                                                          5,000         204,750
                                                                              -------------
FIDUCIARY BANKS -- 1.0%
   Bank of New York Co., Inc.                                         7,300   $     212,503
                                                                              -------------
FINANCE-CREDIT CARD -- 1.5%
   American Express Co.                                               7,000         315,420
                                                                              -------------
FINANCE-INVESTMENT BANKERS/BROKERS -- 10.6%
   Citigroup, Inc.                                                   20,800         946,608
   Goldman Sachs Group, Inc.                                          1,300         109,070
   J.P. Morgan Chase & Co.                                           15,200         521,816
   Morgan Stanley Dean Witter & Co.                                  11,500         580,290
                                                                              -------------
                                                                                  2,157,784
                                                                              -------------
FINANCIAL GUARANTEE INSURANCE -- 0.9%
   Ambac Financial Group, Inc.                                        3,000         192,000
                                                                              -------------
INDUSTRIAL GASES -- 1.2%
   Praxair, Inc.                                                      4,100         253,995
                                                                              -------------
LIFE/HEALTH INSURANCE -- 2.3%
   Jefferson-Pilot Corp.                                              5,800         257,404
   John Hancock Financial Services, Inc.                              6,500         219,700
                                                                              -------------
                                                                                    477,104
                                                                              -------------
MEDICAL-DRUGS -- 2.3%
   Abbott Laboratories                                                5,900         251,045
   Wyeth                                                              4,900         225,890
                                                                              -------------
                                                                                    476,935
                                                                              -------------
MEDICAL-HMO -- 1.2%
   Wellpoint Health Networks, Inc.*                                   3,200         246,656
                                                                              -------------
MONEY CENTER BANKS -- 3.2%
   Bank of America Corp.                                              8,400         655,536
                                                                              -------------
MULTI-LINE INSURANCE -- 5.8%
   Allstate Corp.                                                     9,500         347,035
   American International Group, Inc.                                10,600         611,620
   Cincinnati Financial Corp.                                         5,800         231,768
                                                                              -------------
                                                                                  1,190,423
                                                                              -------------
MULTIMEDIA -- 3.3%
   Viacom, Inc. -- Cl. B                                             10,600         405,980
   Walt Disney Co.                                                   13,000         262,210
                                                                              -------------
                                                                                    668,190
                                                                              -------------
NETWORKING PRODUCTS -- 0.6%
   Lucent Technologies, Inc.*                                        57,700         124,632
                                                                              -------------
OFFICE AUTOMATION & EQUIPMENT -- 1.1%
   Pitney Bowes, Inc.                                                 5,800         222,256
                                                                              -------------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 2.6%
   Apache Corp.                                                       4,975         344,966
   Kerr-McGee Corp.                                                   4,100         183,024
                                                                              -------------
                                                                                    527,990
                                                                              -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                   NUMBER
                                                                  OF SHARES       VALUE
-------------------------------------------------------------------------------------------
COMMON STOCK (continued)
-------------------------------------------------------------------------------------------
OIL COMPANIES-INTEGRATED -- 7.2%
   ChevronTexaco Corp.                                                4,000   $     285,800
   ConocoPhillips                                                     7,910         433,073
   Exxon Mobil Corp.                                                 20,700         757,620
                                                                              -------------
                                                                                  1,476,493
                                                                              -------------
OIL-FIELD SERVICES -- 0.6%
   Weatherford International, Ltd.*                                   3,200         120,896
                                                                              -------------
PAPER & RELATED PRODUCTS -- 0.8%
   International Paper Co.                                            4,100         159,982
                                                                              -------------
PROPERTY/CASUALTY INSURANCE -- 0.9%
   Travelers Property Casualty Corp. -- Cl. A                        11,857         188,289
                                                                              -------------
PUBLISHING-NEWSPAPERS -- 1.1%
   Dow Jones & Co., Inc.                                              4,600         217,810
                                                                              -------------
RETAIL-DISCOUNT -- 1.3%
   TJX Cos., Inc.                                                    13,300         258,286
                                                                              -------------
RETAIL-REGIONAL DEPARTMENT STORES -- 1.7%
   Federated Department Stores, Inc.                                  8,100         339,390
                                                                              -------------
RETAIL-RESTAURANTS -- 1.4%
   McDonald's Corp.                                                  12,300         289,542
                                                                              -------------
SAVINGS & LOANS/THRIFTS-WESTERN US -- 1.2%
   Washington Mutual, Inc.                                            6,100         240,157
                                                                              -------------
SUPER-REGIONAL BANKS-US -- 6.3%
   FleetBoston Financial Corp.                                       16,200         488,430
   KeyCorp                                                            4,300         109,951
   Wachovia Corp.                                                     7,100         292,449
   Wells Fargo & Co.                                                  7,800         401,700
                                                                              -------------
                                                                                  1,292,530
                                                                              -------------
TELECOMMUNICATIONS EQUIPMENT -- 1.0%
   Nokia Corp. -- ADR                                                13,200   $     205,920
                                                                              -------------
TELEPHONE-INTEGRATED -- 4.8%
   AT&T Corp.                                                         5,700         122,835
   BellSouth Corp.                                                    8,300         196,544
   SBC Communications, Inc.                                          14,500         322,625
   Verizon Communications, Inc.                                      10,600         343,864
                                                                              -------------
                                                                                    985,868
                                                                              -------------
TOBACCO -- 0.7%
   Altria Group, Inc.                                                 3,400         148,920
                                                                              -------------
WIRELESS EQUIPMENT -- 0.6%
   Motorola, Inc.                                                     9,500         113,715
                                                                              -------------
TOTAL COMMON STOCK
   (Cost: $17,538,998)                                                           19,788,126
                                                                              -------------

                                                                PRINCIPAL
                                                                 AMOUNT
-------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 2.7%
-------------------------------------------------------------------------------------------
TIME DEPOSIT -- 2.7%
   Brown Brothers Harriman & Co.
    0.550%, 10/01/03
    (Cost: $546,350)                                           $    546,350         546,350
                                                                              -------------
TOTAL INVESTMENTS -- 99.4%
   (Cost: $18,085,348)                                                           20,334,476
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.6%                                       124,682
                                                                              -------------
NET ASSETS -- 100.0%                                                          $  20,459,158
                                                                              =============

----------
*    Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

U.S. LARGE CAP SELECT GROWTH FUND

     MANAGEMENT TEAM: STEPHEN ROSS, Lead Portfolio Manager; MICHAEL W. BARRACLOUGH, Portfolio Manager; THOMAS J. SMITH, CFA, Portfolio Manager; CHRISTIANE BOYD, Investment Analyst; CARRIE L. BOYKO, Investment Analyst; JOSHUA
M. MOSS, Investment Analyst

     CHIEF INVESTMENT OFFICER: HORACIO A. VALEIRAS, CFA

     GOAL: The U.S. Large Cap Select Growth Fund seeks to maximize long-term capital appreciation by investing primarily in stocks from a universe of large US companies with market capitalizations similar to the upper 90% of the Russell 1000 Growth Index at time of purchase.

     MARKET OVERVIEW: During the six months ended September 30, 2003, US equity prices climbed substantially higher. The following themes contributed to the market's gains:

   - Clear improvement in company fundamentals and continued stabilization in the economy

   - Stimulative monetary and fiscal policy, as the Federal Reserve lowered short-term rates in June and Congress passed the nation's third-largest tax-cut package in history

   -  Positive money flows into the US equity market

     Stocks across the full range of sectors, styles, and market capitalizations registered gains. On a relative basis, large-cap stocks trailed their small- and mid-cap counterparts. Investors typically favor smaller companies when economic expectations improve, and this period was no exception. Nonetheless, company managements of several market leaders, including technology bellwethers Intel and Cisco Systems, stated their businesses were improving. These were the first significantly upbeat comments from major companies such as these in several years.

     PERFORMANCE: During the six months ended September 30, 2003, the Fund rose 13.35% versus the Russell 1000 Growth Index, up 18.79%.

     PORTFOLIO SPECIFICS: The Fund posted a solid gain this period. However, results versus the benchmark lagged. Underperformance was concentrated in the second quarter and was mainly due to:

   - Not owning several large components of the benchmark, such as Altria Group (formerly Philip Morris Companies) and Home Depot, which did not meet our investment criteria and rebounded from depressed levels.

   - Exposure to large-cap pharmaceutical firms. These stocks sold off due to concerns about potential cuts to Medicaid drug spending.

   - Owning shares of Zimmer Holdings, which makes orthopedic reconstructive implants. While the company is fundamentally strong, investors reacted unfavorably to news of an acquisition whose cost was uncertain.

     On the plus side, several technology holdings boosted relative returns. For example, PC manufacturer Dell and Applied Materials, a maker of semiconductor capital equipment, were two of the Fund's best-performing positions.

     MARKET OUTLOOK: We are noticing positive trends in corporate earnings for the first time in many months. GDP continues to improve, the housing market remains strong, and the Fed has indicated it will keep rates low for some time. While stock prices have appreciated sharply, if corporate earnings continue to rise as well, the market should remain on its upward path.

     We believe the current environment is conducive to the type of bottom-up stock selection we do at Nicholas-Applegate. As such, we are optimistic in our outlook for the Fund.

U.S. LARGE CAP SELECT GROWTH FUND -- UNAUDITED

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN U.S. LARGE CAP SELECT GROWTH FUND CLASS I SHARES WITH THE RUSSELL 1000 GROWTH INDEX.

                            ANNUALIZED TOTAL RETURNS
                                  As of 9/30/03

                                      SINCE
          1 YEAR       5 YEARS      INCEPTION
          13.18%       - 1.68%        6.63%

                  U.S. LARGE CAP SELECT GROWTH        RUSSELL 1000
                  FUND CLASS I SHARES                 GROWTH INDEX
12/27/1996                         $   250,000           $ 250,000
12/31/1996                         $   247,200           $ 246,185
 1/31/1997                         $   272,400           $ 263,452
 2/28/1997                         $   267,800           $ 261,669
 3/31/1997                         $   260,000           $ 247,507
 4/30/1997                         $   270,000           $ 263,941
 5/31/1997                         $   300,200           $ 282,990
 6/30/1997                         $   311,400           $ 294,315
 7/31/1997                         $   350,200           $ 320,345
 8/31/1997                         $   342,200           $ 301,595
 9/30/1997                         $   359,600           $ 316,436
10/31/1997                         $   359,200           $ 304,741
11/30/1997                         $   354,897           $ 317,683
12/31/1997                         $   361,073           $ 321,241
 1/31/1998                         $   366,478           $ 330,846
 2/28/1998                         $   400,192           $ 355,733
 3/31/1998                         $   424,641           $ 369,912
 4/30/1998                         $   438,281           $ 375,032
 5/31/1998                         $   427,214           $ 364,388
 6/30/1998                         $   458,097           $ 386,707
 7/31/1998                         $   448,284           $ 384,147
 8/31/1998                         $   373,570           $ 326,494
 9/30/1998                         $   420,007           $ 351,576
10/31/1998                         $   451,657           $ 379,832
11/30/1998                         $   494,721           $ 408,726
12/31/1998                         $   580,590           $ 445,580
 1/31/1999                         $   645,965           $ 471,745
 2/28/1999                         $   632,475           $ 450,195
 3/31/1999                         $   697,590           $ 473,907
 4/30/1999                         $   730,134           $ 474,514
 5/31/1999                         $   735,294           $ 459,932
 6/30/1999                         $   770,229           $ 492,146
 7/31/1999                         $   760,111           $ 476,505
 8/31/1999                         $   755,701           $ 484,291
 9/30/1999                         $   769,969           $ 474,116
10/31/1999                         $   825,745           $ 509,922
11/30/1999                         $   920,954           $ 537,432
12/31/1999                         $ 1,138,610           $ 593,330
 1/31/2000                         $ 1,089,839           $ 565,509
 2/29/2000                         $ 1,248,865           $ 593,157
 3/31/2000                         $ 1,292,448           $ 635,615
 4/30/2000                         $ 1,193,089           $ 605,372
 5/31/2000                         $ 1,117,078           $ 574,886
 6/30/2000                         $ 1,235,116           $ 618,456
 7/31/2000                         $ 1,180,637           $ 592,673
 8/31/2000                         $ 1,334,734           $ 646,334
 9/30/2000                         $ 1,219,032           $ 585,197
10/31/2000                         $ 1,094,249           $ 557,505
11/30/2000                         $   883,799           $ 475,324
12/31/2000                         $   865,615           $ 460,284
 1/31/2001                         $   843,954           $ 492,085
 2/28/2001                         $   698,749           $ 408,544
 3/31/2001                         $   604,620           $ 364,086
 4/30/2001                         $   683,507           $ 410,132
 5/31/2001                         $   652,754           $ 404,095
 6/30/2001                         $   620,130           $ 394,736
 7/31/2001                         $   584,564           $ 384,872
 8/31/2001                         $   518,513           $ 353,389
 9/30/2001                         $   434,278           $ 318,121
10/31/2001                         $   455,938           $ 334,822
11/30/2001                         $   511,560           $ 366,999
12/31/2001                         $   508,886           $ 366,302
 1/31/2002                         $   489,365           $ 359,818
 2/28/2002                         $   457,810           $ 344,886
 3/31/2002                         $   483,482           $ 356,819
 4/30/2002                         $   455,404           $ 327,702
 5/31/2002                         $   442,033           $ 319,772
 6/30/2002                         $   393,631           $ 290,193
 7/31/2002                         $   362,611           $ 274,232
 8/31/2002                         $   364,483           $ 275,055
 9/30/2002                         $   340,951           $ 246,532
10/31/2002                         $   359,403           $ 269,139
11/30/2002                         $   373,041           $ 283,753
12/31/2002                         $   336,940           $ 264,146
 1/31/2003                         $   329,987           $ 257,727
 2/28/2003                         $   329,185           $ 256,541
 3/31/2003                         $   340,416           $ 261,313
 4/30/2003                         $   361,809           $ 280,650
 5/31/2003                         $   372,506           $ 294,655
 6/30/2003                         $   376,517           $ 298,721
 7/31/2003                         $   387,213           $ 306,159
 8/31/2003                         $   396,573           $ 313,782
 9/30/2003                         $   385,876           $ 310,425

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Russell 1000 Growth Index for the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index consists of the 1,000 largest securities in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index. It is a large-cap, market-oriented index and is highly correlated with the S&P 500 Index. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2003 -- UNAUDITED

U.S. LARGE CAP SELECT GROWTH FUND

                                                                   NUMBER
                                                                  OF SHARES       VALUE
-------------------------------------------------------------------------------------------
COMMON STOCK -- 99.3%
-------------------------------------------------------------------------------------------
ADVERTISING AGENCIES -- 1.9%
   Omnicom Group                                                      6,200   $     445,470
                                                                              -------------
APPLICATIONS SOFTWARE -- 5.4%
   Microsoft Corp.                                                   44,500       1,236,655
                                                                              -------------
BEVERAGES-WINE/SPIRITS -- 1.9%
   Anheuser Busch, Inc.                                               8,900         439,126
                                                                              -------------
CASINO SERVICES -- 2.3%
   International Game Technology                                     18,600         523,590
                                                                              -------------
COMPUTERS-INTEGRATED SYSTEMS -- 3.0%
   Dell, Inc.*                                                       20,700         691,173
                                                                              -------------
COMPUTERS-MEMORY DEVICES -- 3.7%
   Seagate Technology                                                19,100         519,520
   VERITAS Software Corp.*                                           10,600         332,840
                                                                              -------------
                                                                                    852,360
                                                                              -------------
COSMETICS & TOILETRIES -- 2.7%
   Procter & Gamble Co.                                               6,800         631,176
                                                                              -------------
DATA PROCESSING/MANAGEMENT -- 2.3%
   Automatic Data Processing, Inc.                                   14,800         530,580
                                                                              -------------
DIVERSIFIED MANUFACTURING OPERATIONS -- 5.0%
   General Electric Co.                                              38,900       1,159,609
                                                                              -------------
E-COMMERCE/PRODUCTS -- 2.1%
   Amazon.com, Inc.*                                                 10,200         493,272
                                                                              -------------
E-COMMERCE/SERVICES -- 1.9%
   eBay, Inc.*                                                        8,000         428,080
                                                                              -------------
ELECTRONIC COMPONENTS-MISCELLANEOUS -- 1.6%
   Flextronics International, Ltd.*                                  25,900         367,262
                                                                              -------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 5.1%
   Intel Corp.                                                       42,500       1,169,175
                                                                              -------------
ELECTRONIC MEASURE INSTRUMENTS -- 1.8%
   Agilent Technologies, Inc.*                                       18,600         411,246
                                                                              -------------
ENTERPRISE SOFTWARE/SERVICES -- 2.0%
   PeopleSoft, Inc.*                                                 25,600         465,664
                                                                              -------------
FINANCE-CREDIT CARD -- 2.0%
   Capital One Financial Corp.                                        8,000         456,320
                                                                              -------------
FINANCE-INVESTMENT BANKERS/BROKERS -- 2.2%
   J.P. Morgan Chase & Co.                                           14,800         508,084
                                                                              -------------
MEDICAL INSTRUMENTS -- 4.0%
   Boston Scientific Corp.*                                           5,800         370,040
   Guidant Corp.                                                     11,800         552,830
                                                                              -------------
                                                                                    922,870
                                                                              -------------
MEDICAL-BIOMEDICAL/GENETICS -- 4.8%
   Amgen, Inc.*                                                      10,000   $     645,700
   Chiron Corp.*                                                      8,800         454,872
                                                                              -------------
                                                                                  1,100,572
                                                                              -------------
MEDICAL-DRUGS -- 13.0%
   Allergan, Inc.                                                     7,300         574,729
   Forest Laboratories, Inc. Cl. A.*                                  9,900         509,355
   Medimmune, Inc.*                                                  13,200         435,732
   Pfizer, Inc.                                                      32,900         999,502
   Wyeth                                                             10,100         465,610
                                                                              -------------
                                                                                  2,984,928
                                                                              -------------
MEDICAL-GENERIC DRUGS -- 2.0%
   Watson Pharmaceuticals, Inc.*                                     10,800         450,252
                                                                              -------------
NETWORKING PRODUCTS -- 3.9%
   Cisco Systems, Inc.*                                              46,100         900,794
                                                                              -------------
RETAIL-APPAREL/SHOE -- 1.8%
   Gap, Inc.                                                         24,000         410,880
                                                                              -------------
RETAIL-CONSUMER ELECTRONICS -- 1.9%
   Best Buy Co., Inc.*                                                9,300         441,936
                                                                              -------------
RETAIL-DISCOUNT -- 2.8%
   Wal-Mart Stores, Inc.                                             11,400         636,690
                                                                              -------------
RETAIL-RESTAURANTS -- 2.1%
   McDonalds Corp.                                                   20,700         487,278
                                                                              -------------
SATELLITE TELECOMMUNICATIONS -- 2.2%
   EchoStar Communications Corp.*                                    12,900         493,683
                                                                              -------------
SCHOOLS -- 1.9%
   Apollo Group, Inc. Cl. A*                                          6,700         442,401
                                                                              -------------
SEMICONDUCTOR EQUIPMENT -- 1.7%
   Applied Materials, Inc.*                                          21,800         395,452
                                                                              -------------
TELECOMMUNICATIONS EQUIPMENT -- 5.8%
   Advanced Fibre Communications, Inc.*                              15,800         331,326
   Avaya, Inc.*                                                      38,700         421,830
   Nokia Corp. -- ADR                                                36,900         575,640
                                                                              -------------
                                                                                  1,328,796
                                                                              -------------
TELEVISION -- 2.7%
   Univision Communications, Inc. Cl. A*                             19,300         616,249
                                                                              -------------
THERAPEUTICS -- 1.8%
   Gilead Sciences, Inc.*                                             7,300         408,289
                                                                              -------------
TOTAL COMMON STOCK
   (Cost: $20,417,661)                                                           22,829,912
                                                                              -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                PRINCIPAL
                                                                 AMOUNT           VALUE
-------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 2.3%
-------------------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 1.6%
   Federated Prime Cash Obligated Fund**                       $    364,800   $     364,800
                                                                              -------------
TIME DEPOSITS -- 0.7%
   Wells Fargo Bank Nassau
    0.550%, 10/01/03                                                178,585         178,585
                                                                              -------------
TOTAL SHORT TERM INVESTMENTS
   (Cost: $543,385)                                                                 543,385
                                                                              -------------
TOTAL INVESTMENTS -- 101.6%
   (Cost: $20,961,046)                                                           23,373,297
LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.6%)                                    (376,087)
                                                                              -------------
NET ASSETS -- 100.0%                                                          $  22,997,210
                                                                              =============

----------
*    Non-income producing securities.
** All of the security is purchased with cash collateral proceeds from securities loans.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

U.S. EQUITY GROWTH FUND

     MANAGEMENT TEAM: MICHAEL W. BARRACLOUGH, Lead Portfolio Manager; THOMAS J. SMITH, CFA, Portfolio Manager; CHRISTIANE BOYD, Investment Analyst; CARRIE L. BOYKO, Investment Analyst; JOSHUA M. MOSS, Investment Analyst

     CHIEF INVESTMENT OFFICER: HORACIO A. VALEIRAS, CFA

     GOAL: The U.S. Equity Growth Fund seeks to maximize long-term capital appreciation through investments in US securities with market capitalizations similar to the Russell Midcap Growth Index at time of purchase.

     MARKET OVERVIEW: US equities registered strong gains in the six months ended September 30, 2003, with the large-cap S&P 500 Index rising 18.45%. Mid-cap stocks, as measured by the Russell Midcap Index, outperformed large caps, rising 25.87%.

     Positive themes such as the potential resolution to the conflict in Iraq, continuation of the mortgage refinancing boom, and the abatement of SARS contributed to higher market returns. Importantly, there were also noticeable positive trends in company fundamentals and earnings. In the third quarter, for example, industry leaders, such as Intel and Cisco Systems, stated that their businesses were getting better -- the first such remarks in years. This bodes well for mid-cap companies that supply goods and services to larger-cap customers.

     Despite these favorable developments, concerns about the strength of the US economy lingered, including persistently high unemployment and a growing federal budget deficit. Against this backdrop, the Federal Reserve lowered short-term interest rates in June, its 13th such move since the easing cycle began in early 2001. In addition, the Fed indicated that interest rates could stay low for a considerable period.

     PERFORMANCE: For the six months ended September 30, 2003, the Fund gained 15.49% versus the Russell Midcap Growth Index, up 25.87%.

     PORTFOLIO SPECIFICS: The Fund participated in the market's rally, registering a strong advance. Relative to the Russell Midcap Growth Index, however, results lagged. Underperformance was mainly due to the Fund's lower exposure to riskier, high-beta stocks relative to the benchmark. Investors' overall appetite for risk increased this period in response to positive geopolitical and macroeconomic influences. As a result, many high-beta companies whose stocks had sold off dramatically over the past few years led the market's advance. This was particularly true in the technology and biotechnology sectors.

     An underweight in consumer non-durables stocks, which lagged the broad mid-cap growth market, helped relative results. Issue selection in the consumer durables sector was another plus.

     At the end of the period, the Fund was positioned in fundamentally sound companies with improving earnings. As a result of our stock-by-stock investment decisions, we were overweight select financial services and technology companies. In financial services, we owned names benefiting from increasing trading volumes, such as Ameritrade Holding Corporation. In technology, we held a number of names in the telecommunications equipment industry, as well as companies involved in wireless semiconductors and digital cameras.

     MARKET OUTLOOK: Following this period's broad-based rally, we believe investors will become more discerning and renew their focus on companies that deliver solid earnings growth. This is likely to benefit diligent stock pickers like Nicholas-Applegate. Historically, our research-intensive, bottom-up investment process has performed well in these types of environments. We are confident in our holdings and believe the Fund is positioned to outperform.

U.S. EQUITY GROWTH FUND -- UNAUDITED

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN U.S. EQUITY GROWTH FUND CLASS I SHARES WITH THE RUSSELL MID CAP GROWTH INDEX.

                            ANNUALIZED TOTAL RETURNS
                                  As of 9/30/03

          1 YEAR       5 YEARS      10 YEARS
          12.79%        -0.86%        3.76%

                  U.S. EQUITY GROWTH FUND      RUSSELL MID CAP
                  CLASS I SHARES               GROWTH INDEX
 9/30/1985                    $   250,000          $   250,000
10/31/1985                    $   263,067                  n/a
11/30/1985                    $   289,075                  n/a
12/31/1985                    $   311,845                  n/a
 1/31/1986                    $   325,057          $   254,808
 2/28/1986                    $   353,131          $   277,271
 3/31/1986                    $   388,397          $   293,919
 4/30/1986                    $   386,014          $   297,128
 5/31/1986                    $   420,048          $   315,779
 6/30/1986                    $   437,508          $   320,667
 7/31/1986                    $   413,912          $   295,149
 8/31/1986                    $   435,670          $   308,539
 9/30/1986                    $   388,690          $   282,971
10/31/1986                    $   426,535          $   300,054
11/30/1986                    $   426,862          $   302,871
12/31/1986                    $   414,298          $   293,876
 1/31/1987                    $   479,744          $   334,697
 2/28/1987                    $   504,626          $   359,632
 3/31/1987                    $   508,798          $   364,489
 4/30/1987                    $   503,490          $   355,010
 5/31/1987                    $   505,638          $   357,301
 6/30/1987                    $   523,217          $   371,925
 7/31/1987                    $   560,976          $   388,852
 8/31/1987                    $   578,628          $   404,897
 9/30/1987                    $   570,276          $   395,953
10/31/1987                    $   410,751          $   287,176
11/30/1987                    $   376,686          $   267,199
12/31/1987                    $   429,184          $   301,987
 1/31/1988                    $   414,234          $   305,045
 2/29/1988                    $   445,495          $   330,064
 3/31/1988                    $   439,956          $   331,554
 4/30/1988                    $   443,945          $   333,427
 5/31/1988                    $   447,748          $   327,525
 6/30/1988                    $   488,926          $   352,277
 7/31/1988                    $   470,868          $   338,945
 8/31/1988                    $   452,959          $   326,033
 9/30/1988                    $   478,446          $   338,930
10/31/1988                    $   482,736          $   336,883
11/30/1988                    $   467,079          $   328,773
12/31/1988                    $   483,551          $   341,011
 1/31/1989                    $   513,032          $   361,109
 2/28/1989                    $   500,497          $   358,146
 3/31/1989                    $   509,489          $   362,534
 4/30/1989                    $   536,526          $   383,183
 5/31/1989                    $   569,665          $   403,542
 6/30/1989                    $   542,075          $   398,132
 7/31/1989                    $   603,745          $   429,326
 8/31/1989                    $   625,701          $   445,944
 9/30/1989                    $   637,944          $   445,787
10/31/1989                    $   619,358          $   427,200
11/30/1989                    $   641,325          $   437,312
12/31/1989                    $   647,588          $   448,368
 1/31/1990                    $   609,035          $   406,819
 2/28/1990                    $   635,691          $   415,183
 3/31/1990                    $   655,821          $   432,585
 4/30/1990                    $   640,453          $   420,621
 5/31/1990                    $   744,313          $   463,877
 6/30/1990                    $   753,890          $   469,603
 7/31/1990                    $   728,383          $   454,631
 8/31/1990                    $   669,141          $   401,763
 9/30/1990                    $   618,532          $   374,546
10/31/1990                    $   604,533          $   367,545
11/30/1990                    $   644,412          $   406,884
12/31/1990                    $   652,316          $   425,352
 1/31/1991                    $   716,026          $   457,257
 2/28/1991                    $   782,807          $   497,513
 3/31/1991                    $   822,078          $   523,511
 4/30/1991                    $   801,992          $   518,851
 5/31/1991                    $   839,659          $   545,081
 6/30/1991                    $   785,305          $   515,371
 7/31/1991                    $   844,962          $   541,370
 8/31/1991                    $   884,985          $   558,290
 9/30/1991                    $   886,371          $   557,647
10/31/1991                    $   913,819          $   570,159
11/30/1991                    $   873,764          $   551,355
12/31/1991                    $ 1,014,498          $   625,386
 1/31/1992                    $ 1,022,276          $   630,953
 2/29/1992                    $ 1,039,007          $   632,315
 3/31/1992                    $   987,749          $   606,340
 4/30/1992                    $   959,664          $   594,735
 5/31/1992                    $   949,652          $   595,894
 6/30/1992                    $   919,326          $   578,165
 7/31/1992                    $   953,770          $   603,939
 8/31/1992                    $   929,227          $   596,032
 9/30/1992                    $   964,692          $   609,088
10/31/1992                    $ 1,019,937          $   627,437
11/30/1992                    $ 1,099,152          $   667,083
12/31/1992                    $ 1,151,984          $   679,861
 1/31/1993                    $ 1,184,317          $   687,877
 2/28/1993                    $ 1,169,592          $   666,698
 3/31/1993                    $ 1,226,044          $   686,002
 4/30/1993                    $ 1,194,788          $   657,827
 5/31/1993                    $ 1,273,545          $   688,870
 6/30/1993                    $ 1,305,239          $   686,039
 7/31/1993                    $ 1,319,646          $   683,876
 8/31/1993                    $ 1,391,679          $   723,633
 9/30/1993                    $ 1,408,006          $   732,292
10/31/1993                    $ 1,405,125          $   744,090
11/30/1993                    $ 1,349,419          $   726,780
12/31/1993                    $ 1,379,769          $   755,946
 1/31/1994                    $ 1,402,024          $   775,397
 2/28/1994                    $ 1,374,712          $   768,730
 3/31/1994                    $ 1,282,659          $   732,496
 4/30/1994                    $ 1,292,775          $   730,706
 5/31/1994                    $ 1,271,532          $   731,775
 6/30/1994                    $ 1,208,815          $   700,291
 7/31/1994                    $ 1,230,058          $   719,689
 8/31/1994                    $ 1,290,752          $   762,617
 9/30/1994                    $ 1,268,498          $   750,040
10/31/1994                    $ 1,284,683          $   763,001
11/30/1994                    $ 1,205,781          $   729,350
12/31/1994                    $ 1,234,650          $   739,573
 1/31/1995                    $ 1,211,553          $   748,464
 2/28/1995                    $ 1,280,844          $   788,291
 3/31/1995                    $ 1,324,939          $   819,555
 4/30/1995                    $ 1,350,136          $   826,431
 5/31/1995                    $ 1,371,133          $   846,806
 6/30/1995                    $ 1,472,971          $   885,344
 7/31/1995                    $ 1,591,607          $   941,059
 8/31/1995                    $ 1,626,252          $   951,363
 9/30/1995                    $ 1,659,848          $   972,541
10/31/1995                    $ 1,642,000          $   947,965
11/30/1995                    $ 1,673,497          $   990,329
12/31/1995                    $ 1,710,915          $   990,864
 1/31/1996                    $ 1,729,729          $ 1,008,363
 2/29/1996                    $ 1,799,449          $ 1,046,509
 3/31/1996                    $ 1,799,449          $ 1,054,755
 4/30/1996                    $ 1,916,756          $ 1,105,711
 5/31/1996                    $ 1,994,223          $ 1,128,289
 6/30/1996                    $ 1,945,530          $ 1,094,192
 7/31/1996                    $ 1,798,342          $ 1,009,250
 8/31/1996                    $ 1,882,450          $ 1,063,810
 9/30/1996                    $ 2,000,863          $ 1,131,384
10/31/1996                    $ 1,974,303          $ 1,118,112
11/30/1996                    $ 2,041,312          $ 1,183,980
12/31/1996                    $ 1,992,539          $ 1,164,042
 1/31/1997                    $ 2,075,809          $ 1,215,551
 2/28/1997                    $ 1,941,387          $ 1,188,785
 3/31/1997                    $ 1,830,757          $ 1,121,606
 4/30/1997                    $ 1,833,136          $ 1,149,075
 5/31/1997                    $ 1,990,160          $ 1,252,043
 6/30/1997                    $ 2,065,103          $ 1,286,687
 7/31/1997                    $ 2,275,658          $ 1,409,849
 8/31/1997                    $ 2,242,350          $ 1,396,089
 9/30/1997                    $ 2,389,857          $ 1,466,745
10/31/1997                    $ 2,249,488          $ 1,393,305
11/30/1997                    $ 2,249,940          $ 1,407,948
12/31/1997                    $ 2,324,432          $ 1,426,435
 1/31/1998                    $ 2,266,663          $ 1,400,745
 2/28/1998                    $ 2,484,056          $ 1,532,443
 3/31/1998                    $ 2,608,715          $ 1,596,683
 4/30/1998                    $ 2,578,310          $ 1,618,366
 5/31/1998                    $ 2,427,807          $ 1,551,802
 6/30/1998                    $ 2,579,830          $ 1,595,703
 7/31/1998                    $ 2,467,594          $ 1,527,343
 8/31/1998                    $ 1,935,213          $ 1,235,834
 9/30/1998                    $ 2,126,364          $ 1,329,313
10/31/1998                    $ 2,180,076          $ 1,427,190
11/30/1998                    $ 2,326,994          $ 1,523,454
12/31/1998                    $ 2,665,064          $ 1,681,223
 1/31/1999                    $ 2,938,364          $ 1,731,626
 2/28/1999                    $ 2,695,080          $ 1,646,949
 3/31/1999                    $ 3,028,410          $ 1,738,668
 4/30/1999                    $ 3,148,472          $ 1,817,899
 5/31/1999                    $ 3,003,134          $ 1,794,521
 6/30/1999                    $ 3,243,258          $ 1,919,796
 7/31/1999                    $ 3,194,286          $ 1,858,670
 8/31/1999                    $ 3,249,577          $ 1,839,359
 9/30/1999                    $ 3,246,418          $ 1,823,706
10/31/1999                    $ 3,630,301          $ 1,964,715
11/30/1999                    $ 4,093,172          $ 2,168,180
12/31/1999                    $ 5,306,432          $ 2,543,601
 1/31/2000                    $ 5,336,448          $ 2,543,092
 2/29/2000                    $ 7,345,909          $ 3,077,726
 3/31/2000                    $ 6,556,026          $ 3,080,896
 4/30/2000                    $ 5,608,167          $ 2,781,834
 5/31/2000                    $ 5,011,016          $ 2,579,066
 6/30/2000                    $ 5,897,264          $ 2,852,731
 7/31/2000                    $ 5,573,412          $ 2,672,096
 8/31/2000                    $ 6,521,272          $ 3,075,074
 9/30/2000                    $ 6,434,385          $ 2,924,734
10/31/2000                    $ 5,537,078          $ 2,724,565
11/30/2000                    $ 4,125,684          $ 2,132,490
12/31/2000                    $ 4,576,444          $ 2,244,787
 1/31/2001                    $ 4,498,727          $ 2,373,009
 2/28/2001                    $ 3,568,339          $ 1,962,550
 3/31/2001                    $ 3,019,876          $ 1,681,670
 4/30/2001                    $ 3,483,960          $ 1,961,987
 5/31/2001                    $ 3,339,628          $ 1,952,766
 6/30/2001                    $ 3,248,587          $ 1,953,801
 7/31/2001                    $ 2,884,426          $ 1,822,036
 8/31/2001                    $ 2,582,438          $ 1,689,939
 9/30/2001                    $ 2,122,795          $ 1,410,592
10/31/2001                    $ 2,342,812          $ 1,558,845
11/30/2001                    $ 2,518,245          $ 1,726,733
12/31/2001                    $ 2,595,969          $ 1,792,349
 1/31/2002                    $ 2,504,921          $ 1,734,097
 2/28/2002                    $ 2,322,826          $ 1,635,774
 3/31/2002                    $ 2,531,569          $ 1,760,584
 4/30/2002                    $ 2,418,315          $ 1,667,449
 5/31/2002                    $ 2,298,398          $ 1,617,759
 6/30/2002                    $ 2,085,214          $ 1,439,158
 7/31/2002                    $ 1,869,808          $ 1,299,272
 8/31/2002                    $ 1,872,029          $ 1,294,724
 9/30/2002                    $ 1,805,409          $ 1,191,794
10/31/2002                    $ 1,860,925          $ 1,284,158
11/30/2002                    $ 1,918,663          $ 1,384,707
12/31/2002                    $ 1,785,422          $ 1,301,071
 1/31/2003                    $ 1,763,216          $ 1,288,321
 2/28/2003                    $ 1,734,347          $ 1,277,112
 3/31/2003                    $ 1,763,216          $ 1,300,867
 4/30/2003                    $ 1,834,277          $ 1,389,456
 5/31/2003                    $ 1,945,311          $ 1,523,121
 6/30/2003                    $ 1,943,090          $ 1,544,902
 7/31/2003                    $ 2,003,049          $ 1,600,055
 8/31/2003                    $ 2,122,965          $ 1,688,218
 9/30/2003                    $ 2,036,359          $ 1,667,115

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Russell Mid Cap Growth Index for the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Fund's performance includes historical performance of comparable managed institutional separate accounts managed by the Investment Adviser prior to the Nicholas-Applegate Mutual Fund's inception. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

Russell Mid Cap Growth Index measures the performance of those Russell Mid cap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth index. The Russell Mid Cap Index is an unmanaged index generally representative of the smallest 800 stocks in the Russell 1000 Index as ranked by total market capitalization. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2003 -- UNAUDITED

U.S. EQUITY GROWTH FUND

                                                                   NUMBER
                                                                  OF SHARES       VALUE
-------------------------------------------------------------------------------------------
COMMON STOCK -- 99.7%
-------------------------------------------------------------------------------------------
AIRLINES -- 0.5%
   AirTran Holdings, Inc.*                                           15,000   $     251,250
                                                                              -------------
APPAREL MANUFACTURERS -- 1.3%
   Coach, Inc.*                                                      10,800         589,680
                                                                              -------------
APPLICATIONS SOFTWARE -- 2.2%
   Mercury Interactive Corp.*                                        12,100         549,461
   Red Hat, Inc.*                                                    48,300         487,830
                                                                              -------------
                                                                                  1,037,291
                                                                              -------------
AUDIO/VIDEO PRODUCTS -- 0.8%
   Polycom, Inc.*                                                    21,700         360,437
                                                                              -------------
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 0.8%
   Advanced Auto Parts, Inc.*                                         4,900         347,410
                                                                              -------------
AUTO-MEDIUM & HEAVY DUTY TRUCKS -- 2.3%
   Navistar International Corp.*                                     13,900         518,192
   Paccar, Inc.                                                       7,100         530,299
                                                                              -------------
                                                                                  1,048,491
                                                                              -------------
BUILDING & CONSTRUCTION-MISCELLANEOUS -- 0.7%
   Dycom Industries, Inc.*                                           16,000         326,240
                                                                              -------------
CASINO SERVICES -- 1.4%
   International Game Technology                                     23,300         655,895
                                                                              -------------
CELLULAR TELECOMMUNICATIONS -- 3.0%
   Nextel Partners, Inc. Cl. A*                                      31,000         243,350
   NII Holdings, Inc. Cl. B*                                          7,000         417,830
   Western Wireless Corp. Cl. A*                                     39,800         741,872
                                                                              -------------
                                                                                  1,403,052
                                                                              -------------
COMMERCIAL SERVICES-FINANCE -- 1.5%
   Paychex, Inc.                                                     19,800         671,814
                                                                              -------------
COMPUTER SERVICES -- 1.1%
   FactSet Research Systems, Inc.                                    12,000         532,200
                                                                              -------------
COMPUTERS-MEMORY DEVICES -- 2.3%
   Sandisk Corp.*                                                     6,100         388,814
   VERITAS Software Corp.*                                           21,800         684,520
                                                                              -------------
                                                                                  1,073,334
                                                                              -------------
COMPUTERS-PERIPHERAL EQUIPMENT -- 0.5%
   Lexar Media, Inc.*                                                14,500         247,080
                                                                              -------------
DATA PROCESSING/MANAGEMENT -- 2.2%
   Fair, Isaac & Co., Inc.                                           10,000         589,600
   SEI Investments Co.                                               13,300         432,250
                                                                              -------------
                                                                                  1,021,850
                                                                              -------------
DIAGNOSTIC EQUIPMENT -- 0.9%
   Gen-Probe, Inc.*                                                   7,800         422,526
                                                                              -------------
DIVERSIFIED MANUFACTURING OPERATIONS -- 1.0%
   Dover Corp.                                                       13,700   $     484,569
                                                                              -------------
E-COMMERCE/PRODUCTS -- 1.4%
   Amazon.com, Inc.*                                                 13,500         652,860
                                                                              -------------
E-COMMERCE/SERVICES -- 2.0%
   Monster Worldwide, Inc.*                                          19,800         498,564
   Priceline.Com, Inc.*                                              14,300         414,557
                                                                              -------------
                                                                                    913,121
                                                                              -------------
ELECTRONIC COMPONENTS-MISCELLANEOUS -- 2.9%
   Jabil Circuit, Inc.*                                              12,900         336,045
   Gentex Corp.*                                                      9,700         337,948
   Sanmina Corp.*                                                    68,500         664,450
                                                                              -------------
                                                                                  1,338,443
                                                                              -------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 7.3%
   Altera Corp.*                                                     17,200         325,080
   Broadcom Corp. Cl. A*                                             29,253         778,715
   Integrated Circuit Systems, Inc.*                                 15,700         471,628
   LSI Logic Corp.*                                                  49,400         444,106
   National Semiconductor Corp.*                                      8,300         268,007
   QLogic Corp.*                                                     10,500         493,605
   Silicon Laboratories, Inc.*                                       13,600         611,320
                                                                              -------------
                                                                                  3,392,461
                                                                              -------------
ELECTRONIC FORMS -- 1.4%
   Adobe Systems, Inc.                                               16,100         632,086
                                                                              -------------
ELECTRONICS-MILITARY -- 0.8%
   Engineered Support Systems, Inc.                                   5,900         356,950
                                                                              -------------
E-MARKETING/INFORMATION -- 1.0%
   Doubleclick, Inc.*                                                44,300         477,111
                                                                              -------------
ENTERPRISE SOFTWARE/SERVICES -- 2.1%
   Micromuse, Inc.*                                                  49,400         404,092
   PeopleSoft, Inc.*                                                 31,200         567,528
                                                                              -------------
                                                                                    971,620
                                                                              -------------
ENTERTAINMENT SOFTWARE -- 1.1%
   Electronic Arts, Inc.*                                             5,300         488,819
                                                                              -------------
FINANCE-CREDIT CARD -- 1.8%
   Capital One Financial Corp.                                        4,600         262,384
   Providian Financial Corp.*                                        47,200         556,488
                                                                              -------------
                                                                                    818,872
                                                                              -------------
FINANCE-INVESTMENT BANKERS/BROKERS -- 4.3%
   Ameritrade Holding Corp.*                                         63,300         712,125
   E*TRADE Group, Inc.*                                              78,700         728,762
   Knight Trading Group, Inc.*                                       46,300         530,135
                                                                              -------------
                                                                                  1,971,022
                                                                              -------------
HOTELS & MOTELS -- 0.5%
   Starwood Hotels & Resorts                                          6,900         240,120
                                                                              -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                   NUMBER
                                                                  OF SHARES       VALUE
-------------------------------------------------------------------------------------------
COMMON STOCK (continued)
-------------------------------------------------------------------------------------------
HUMAN RESOURCES -- 1.3%
   Robert Half International, Inc.*                                  32,000   $     624,000
                                                                              -------------
INDUSTRIAL AUTOMATION/ROBOTICS -- 0.7%
   Cognex Corp.                                                      11,800         310,222
                                                                              -------------
INTERNET CONNECTIVITY SERVICES -- 1.2%
   Covad Communications Group, Inc.*                                 98,700         545,811
                                                                              -------------
INTERNET CONTENT-INFO/NEWS -- 0.9%
   Ask Jeeves, Inc.*                                                 22,900         398,460
                                                                              -------------
INTERNET SECURITY -- 1.1%
   Symantec Corp.*                                                    8,400         529,368
                                                                              -------------
LOTTERY SERVICES -- 0.8%
   GTECH Holdings Corp.                                               8,500         364,225
                                                                              -------------
MEDICAL INSTRUMENTS -- 1.6%
   Advanced Neuromodulation Systems, Inc.*                           12,250         488,775
   Beckman Coulter, Inc.                                              5,100         232,254
                                                                              -------------
                                                                                    721,029
                                                                              -------------
MEDICAL LASER SYSTEMS -- 0.9%
   VISX, Inc.*                                                       21,700         413,385
                                                                              -------------
MEDICAL PRODUCTS -- 3.9%
   Inamed Corp.*                                                      6,600         484,770
   Varian Medical Systems, Inc.*                                      8,900         511,572
   Zimmer Holdings, Inc.*                                            14,500         798,950
                                                                              -------------
                                                                                  1,795,292
                                                                              -------------
MEDICAL-BIOMEDICAL/GENETICS -- 3.1%
   Genzyme Corp.*                                                     7,400         342,250
   Invitrogen Corp.*                                                  9,900         574,101
   Martek Biosciences Corp.*                                         10,000         526,700
                                                                              -------------
                                                                                  1,443,051
                                                                              -------------
MEDICAL-DRUGS -- 3.2%
   Allergan, Inc.                                                     6,200         488,126
   Endo Pharmaceuticals Holdings, Inc.*                              29,400         601,230
   Medimmune, Inc.*                                                  11,800         389,518
                                                                              -------------
                                                                                  1,478,874
                                                                              -------------
MEDICAL-GENERIC DRUGS -- 2.3%
   Pharmaceutical Resources, Inc.*                                    8,400         573,048
   Watson Pharmaceuticals, Inc.*                                     12,000         500,280
                                                                              -------------
                                                                                  1,073,328
                                                                              -------------
NETWORKING PRODUCTS -- 2.8%
   Enterasys Networks, Inc.*                                         62,900   $     251,600
   Foundry Networks, Inc.*                                           27,600         593,676
   Juniper Networks, Inc.*                                           30,600         456,552
                                                                              -------------
                                                                                  1,301,828
                                                                              -------------
POWER CONVERSION/SUPPLY EQUIPMENT -- 0.9%
   Power-One, Inc.*                                                  38,700         398,223
                                                                              -------------
RADIO -- 0.8%
   XM Satellite Radio Holdings, Inc.*                                23,200         360,296
                                                                              -------------
RETAIL-APPAREL/SHOE -- 1.4%
   Chico's FAS, Inc.*                                                20,600         631,184
                                                                              -------------
RETAIL-BEDDING -- 0.7%
   Bed Bath & Beyond, Inc.*                                           8,400         320,712
                                                                              -------------
RETAIL-CONSUMER ELECTRONICS -- 1.4%
   Best Buy Co., Inc.*                                               13,500         641,520
                                                                              -------------
RETAIL-OFFICE SUPPLIES -- 1.1%
   Staples, Inc.*                                                    21,000         498,750
                                                                              -------------
RETAIL-RESTAURANTS -- 1.0%
   Starbucks Corp.*                                                  16,600         478,080
                                                                              -------------
SCHOOLS -- 1.5%
   Apollo Group, Inc. Cl. A*                                         10,250         676,807
                                                                              -------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 2.1%
   Cypress Semiconductor Corp.*                                      32,500         574,600
   Vitesse Semiconductor Corp.*                                      58,900         376,960
                                                                              -------------
                                                                                    951,560
                                                                              -------------
SEMICONDUCTOR EQUIPMENT -- 4.0%
   Amkor Technology, Inc.*                                           33,200         471,772
   KLA -- Tencor Corp.*                                              15,400         791,560
   Novellus Systems, Inc.*                                           17,000         573,750
                                                                              -------------
                                                                                  1,837,082
                                                                              -------------
TELECOMMUNICATIONS EQUIPMENT -- 3.4%
   Advanced Fibre Communications, Inc.*                              15,800         331,326
   Avaya, Inc.*                                                      45,000         490,500
   Sonus Networks, Inc.*                                             61,200         424,116
   Tellabs, Inc.*                                                    50,000         339,500
                                                                              -------------
                                                                                  1,585,442
                                                                              -------------
TELECOMMUNICATIONS EQUIPMENT FIBER OPTICS -- 1.6%
   Corning, Inc.*                                                    77,500         730,050
                                                                              -------------
TELEVISION -- 0.9%
   Univision Communications, Inc. Cl. A*                             13,000         415,090
                                                                              -------------
THERAPEUTICS -- 0.8%
   Gilead Sciences, Inc.*                                             7,000         391,510
                                                                              -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                   NUMBER
                                                                  OF SHARES       VALUE
-------------------------------------------------------------------------------------------
COMMON STOCK (continued)
-------------------------------------------------------------------------------------------
TOYS -- 1.0%
   Leapfrog Enterprises, Inc.*                                       12,700   $     482,600
                                                                              -------------
WEB PORTALS/ISP -- 1.2%
   United Online, Inc.*                                              15,700         545,104
                                                                              -------------
WIRELESS EQUIPMENT -- 3.0%
   American Tower Systems Cl. A*                                     53,400         542,010
   RF Micro Devices, Inc.*                                           92,400         858,396
                                                                              -------------
                                                                                  1,400,406
                                                                              -------------
TOTAL COMMON STOCK
   (Cost: $39,974,035)                                                           46,069,893
                                                                              -------------

                                                                PRINCIPAL
                                                                 AMOUNT
-------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 2.6%
-------------------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 2.2%
   Federated Prime Cash Obligated Fund**                       $  1,006,425       1,006,425
                                                                              -------------
TIME DEPOSIT -- 0.4%
   Brown Brothers Harriman & Co.
    0.550%, 10/01/03                                                180,161         180,161
                                                                              -------------
TOTAL SHORT TERM INVESTMENTS
   (Cost: $1,186,586)                                                             1,186,586
                                                                              -------------
TOTAL INVESTMENTS -- 102.3%
   (Cost: $41,160,621)                                                           47,256,479
LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.3%)                                  (1,055,810)
                                                                              -------------
NET ASSETS -- 100.0%                                                          $  46,200,669
                                                                              =============

----------
*    Non-income producing securities.
** All of the security is purchased with cash collateral proceeds from securities loans.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CONVERTIBLE FUND

     MANAGEMENT TEAM: DOUGLAS G. FORSYTH, CFA, Lead Portfolio Manager; WILLIAM
L. STICKNEY, Portfolio Manager; MICHAEL E. YEE, Portfolio Manager; JUSTIN KASS, Portfolio Manager; ELIZABETH LEMESEVSKI, Investment Analyst; NICOLE D. LARRABEE, Fixed Income Trading Assistant

     CHIEF INVESTMENT OFFICER: HORACIO A. VALEIRAS, CFA

     GOAL: The Convertible Fund seeks to maximize total return consisting of capital appreciation and current income by investing primarily in convertible securities of US companies across all market capitalizations.

     MARKET OVERVIEW: Convertible securities delivered solid gains during the six months ended September 30, 2003 driven by a strong equity market and tightening credit spreads.

     Total-return and equity-sensitive convertibles outperformed credit-sensitive issues, otherwise known as "busted" convertibles. The bulk of the distressed credit rally that contributed to much of the market's performance during the prior months has all but ended. As the economy and corporate profits continue to improve, we expect that total-return and equity-sensitive convertibles will continue to outperform.

     Smaller-capitalization companies were the standout performers this period, as these more nimble companies are adapting to the market environment much more quickly than their large-cap counterparts. In addition, better operating strength in non-investment-grade convertibles led to continued outperformance with improving operating metrics and tightening credit spreads.

     The convertible market has been robust with new issuance activity. During the first nine months of 2003, there was more than $70B of new issuance, outpacing all of last year's activity. More importantly, we continue to see a resurgence of better convertible bond structures with more attractive total return characteristics.

     PERFORMANCE: During the six months ended September 30, 2003, the Fund gained 15.92%, outperforming the CS First Boston Convertible Index, which rose 13.59%.

     PORTFOLIO SPECIFICS: Our focus on total-return and equity-sensitive convertibles benefited the Fund. Strong corporate profits and tightening credit spreads across a broad range of industries also contributed favorably to performance. Technology holdings did notably well, with names like Symantec and Cypress Semiconductor posting strong sales and raising earnings guidance. The financial sector helped results, as certain holdings were buoyed by robust refinancing activity. Media companies were also good performers as projections in advertising spending firmed. On the negative side, select holdings in the energy and defense industries hurt performance.

     As of September 30, 2003, the Fund's 33% conversion premium was significantly below the market's 65% premium. Holdings continue to be well positioned to participate in the upside of an improving economic environment.

     MARKET OUTLOOK: We remain optimistic in our outlook for convertible securities. Current market conditions are primed for economic acceleration. Interest rates are historically low, productivity is growing, consumer confidence is improving, and corporate spending has stabilized. Many companies are seeing a more sustained improvement in their profits, and investors are rewarding those that are differentiating themselves from their peers.

     We continue to build the Fund one security at a time by finding companies that are opportunistically capitalizing on change. We are also maintaining our discipline of identifying the best convertibles with the optimal risk/reward profile: 70-80% of the upside and 40-50% of the downside.

CONVERTIBLE FUND -- UNAUDITED

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN CONVERTIBLE FUND CLASS I SHARES WITH THE CS FIRST BOSTON CONVERTIBLE INDEX.

                            ANNUALIZED TOTAL RETURNS
                                  As of 9/30/03

          1 YEAR       5 YEARS      10 YEARS
          19.25%         7.87%        9.94%

                CONVERTIBLE FUND    CS FIRST BOSTON
                CLASS I SHARES      CONVERTIBLE INDEX
12/31/1986           $   250,000          $   250,000
 1/31/1987           $   274,317          $   268,000
 2/28/1987           $   285,198          $   279,095
 3/31/1987           $   282,650          $   281,970
 4/30/1987           $   278,260          $   282,054
 5/31/1987           $   280,365          $   282,901
 6/30/1987           $   283,328          $   288,813
 7/31/1987           $   299,355          $   300,597
 8/31/1987           $   305,960          $   306,609
 9/30/1987           $   298,974          $   302,102
10/31/1987           $   232,383          $   245,276
11/30/1987           $   235,466          $   237,403
12/31/1987           $   242,192          $   249,487
 1/31/1988           $   244,945          $   256,422
 2/29/1988           $   252,824          $   268,218
 3/31/1988           $   256,810          $   267,306
 4/30/1988           $   265,199          $   272,839
 5/31/1988           $   265,482          $   270,138
 6/30/1988           $   277,739          $   280,538
 7/31/1988           $   274,841          $   277,621
 8/31/1988           $   271,424          $   272,707
 9/30/1988           $   277,006          $   277,616
10/31/1988           $   280,155          $   281,141
11/30/1988           $   285,973          $   276,587
12/31/1988           $   290,338          $   283,004
 1/31/1989           $   309,259          $   295,711
 2/28/1989           $   315,650          $   295,651
 3/31/1989           $   324,951          $   299,495
 4/30/1989           $   335,404          $   309,558
 5/31/1989           $   344,549          $   315,842
 6/30/1989           $   343,056          $   313,536
 7/31/1989           $   356,390          $   322,535
 8/31/1989           $   362,935          $   329,631
 9/30/1989           $   363,685          $   326,763
10/31/1989           $   358,218          $   316,437
11/30/1989           $   366,087          $   321,595
12/31/1989           $   372,774          $   321,949
 1/31/1990           $   365,269          $   309,135
 2/28/1990           $   378,297          $   313,247
 3/31/1990           $   390,390          $   318,039
 4/30/1990           $   378,509          $   310,947
 5/31/1990           $   413,735          $   326,028
 6/30/1990           $   412,936          $   325,637
 7/31/1990           $   407,388          $   322,739
 8/31/1990           $   386,680          $   304,149
 9/30/1990           $   365,477          $   290,888
10/31/1990           $   351,247          $   279,980
11/30/1990           $   368,587          $   293,671
12/31/1990           $   379,633          $   299,838
 1/31/1991           $   399,057          $   313,300
 2/28/1991           $   421,630          $   332,005
 3/31/1991           $   436,753          $   340,139
 4/30/1991           $   438,878          $   343,574
 5/31/1991           $   463,134          $   353,778
 6/30/1991           $   444,500          $   343,908
 7/31/1991           $   466,711          $   356,976
 8/31/1991           $   486,250          $   370,291
 9/30/1991           $   492,798          $   369,588
10/31/1991           $   497,020          $   374,910
11/30/1991           $   492,332          $   365,912
12/31/1991           $   525,252          $   387,172
 1/31/1992           $   535,845          $   398,361
 2/29/1992           $   541,828          $   408,519
 3/31/1992           $   528,860          $   405,578
 4/30/1992           $   515,886          $   410,485
 5/31/1992           $   525,155          $   417,628
 6/30/1992           $   509,645          $   415,707
 7/31/1992           $   514,419          $   426,058
 8/31/1992           $   515,636          $   423,374
 9/30/1992           $   529,747          $   431,841
10/31/1992           $   542,444          $   432,877
11/30/1992           $   563,581          $   445,388
12/31/1992           $   576,919          $   455,275
 1/31/1993           $   590,400          $   469,480
 2/28/1993           $   569,126          $   471,076
 3/31/1993           $   600,579          $   488,600
 4/30/1993           $   607,790          $   488,502
 5/31/1993           $   632,102          $   497,051
 6/30/1993           $   652,314          $   501,773
 7/31/1993           $   658,540          $   506,941
 8/31/1993           $   696,855          $   520,832
 9/30/1993           $   709,451          $   526,717
10/31/1993           $   727,803          $   539,147
11/30/1993           $   711,383          $   531,006
12/31/1993           $   733,164          $   539,768
 1/31/1994           $   758,080          $   555,259
 2/28/1994           $   749,598          $   546,431
 3/31/1994           $   716,094          $   524,136
 4/30/1994           $   710,211          $   514,597
 5/31/1994           $   703,259          $   515,729
 6/30/1994           $   683,418          $   509,901
 7/31/1994           $   692,602          $   524,281
 8/31/1994           $   706,108          $   534,609
 9/30/1994           $   697,897          $   525,146
10/31/1994           $   696,803          $   529,663
11/30/1994           $   676,036          $   510,436
12/31/1994           $   677,511          $   514,315
 1/31/1995           $   672,827          $   513,647
 2/28/1995           $   681,610          $   530,443
 3/31/1995           $   701,637          $   544,447
 4/30/1995           $   709,919          $   556,805
 5/31/1995           $   723,526          $   573,231
 6/30/1995           $   751,213          $   594,097
 7/31/1995           $   786,501          $   615,187
 8/31/1995           $   799,061          $   621,647
 9/30/1995           $   817,602          $   630,909
10/31/1995           $   804,308          $   611,540
11/30/1995           $   821,228          $   632,822
12/31/1995           $   828,291          $   636,302
 1/31/1996           $   851,452          $   650,365
 2/29/1996           $   875,222          $   667,860
 3/31/1996           $   888,874          $   673,470
 4/30/1996           $   912,865          $   689,161
 5/31/1996           $   941,161          $   704,530
 6/30/1996           $   920,308          $   687,832
 7/31/1996           $   870,662          $   661,007
 8/31/1996           $   924,031          $   685,596
 9/30/1996           $   967,782          $   703,490
10/31/1996           $   969,033          $   707,852
11/30/1996           $   994,434          $   729,937
12/31/1996           $ 1,002,376          $   724,390
 1/31/1997           $ 1,040,722          $   747,425
 2/28/1997           $ 1,026,594          $   743,539
 3/31/1997           $ 1,016,638          $   728,147
 4/30/1997           $ 1,028,183          $   735,502
 5/31/1997           $ 1,081,154          $   769,555
 6/30/1997           $ 1,124,210          $   791,949
 7/31/1997           $ 1,193,276          $   835,348
 8/31/1997           $ 1,178,232          $   835,933
 9/30/1997           $ 1,235,810          $   871,209
10/31/1997           $ 1,211,066          $   847,338
11/30/1997           $ 1,214,520          $   842,254
12/31/1997           $ 1,235,942          $   846,971
 1/31/1998           $ 1,223,825          $   846,717
 2/28/1998           $ 1,281,560          $   884,565
 3/31/1998           $ 1,339,722          $   916,498
 4/30/1998           $ 1,355,534          $   924,655
 5/31/1998           $ 1,324,628          $   898,024
 6/30/1998           $ 1,376,377          $   902,694
 7/31/1998           $ 1,386,306          $   882,113
 8/31/1998           $ 1,185,964          $   773,878
 9/30/1998           $ 1,252,764          $   786,569
10/31/1998           $ 1,280,031          $   814,807
11/30/1998           $ 1,361,092          $   853,673
12/31/1998           $ 1,502,171          $   902,418
 1/31/1999           $ 1,591,233          $   931,747
 2/28/1999           $ 1,512,562          $   899,415
 3/31/1999           $ 1,606,751          $   937,550
 4/30/1999           $ 1,657,498          $   975,521
 5/31/1999           $ 1,630,632          $   966,546
 6/30/1999           $ 1,708,640          $ 1,008,301
 7/31/1999           $ 1,657,770          $   994,991
 8/31/1999           $ 1,670,488          $   997,976
 9/30/1999           $ 1,677,943          $ 1,000,571
10/31/1999           $ 1,784,886          $ 1,035,191
11/30/1999           $ 1,946,806          $ 1,114,693
12/31/1999           $ 2,275,956          $ 1,284,127
 1/31/2000           $ 2,288,828          $ 1,264,737
 2/29/2000           $ 2,673,454          $ 1,397,534
 3/31/2000           $ 2,557,758          $ 1,367,487
 4/30/2000           $ 2,389,874          $ 1,300,754
 5/31/2000           $ 2,237,183          $ 1,231,033
 6/30/2000           $ 2,405,319          $ 1,311,050
 7/31/2000           $ 2,311,397          $ 1,271,457
 8/31/2000           $ 2,550,402          $ 1,369,232
 9/30/2000           $ 2,548,505          $ 1,349,789
10/31/2000           $ 2,415,706          $ 1,287,833
11/30/2000           $ 2,062,949          $ 1,131,877
12/31/2000           $ 2,192,212          $ 1,183,603
 1/31/2001           $ 2,263,724          $ 1,253,318
 2/28/2001           $ 2,040,969          $ 1,157,188
 3/31/2001           $ 1,915,235          $ 1,110,091
 4/30/2001           $ 2,023,660          $ 1,184,911
 5/31/2001           $ 1,988,897          $ 1,178,157
 6/30/2001           $ 1,942,291          $ 1,155,890
 7/31/2001           $ 1,872,118          $ 1,133,119
 8/31/2001           $ 1,818,653          $ 1,104,111
 9/30/2001           $ 1,706,250          $ 1,028,700
10/31/2001           $ 1,745,910          $ 1,054,315
11/30/2001           $ 1,804,979          $ 1,091,637
12/31/2001           $ 1,825,174          $ 1,107,575
 1/31/2002           $ 1,797,108          $ 1,093,398
 2/28/2002           $ 1,769,041          $ 1,060,596
 3/31/2002           $ 1,828,954          $ 1,105,990
 4/30/2002           $ 1,808,395          $ 1,084,423
 5/31/2002           $ 1,786,978          $ 1,074,013
 6/30/2002           $ 1,685,341          $ 1,012,257
 7/31/2002           $ 1,554,836          $   948,991
 8/31/2002           $ 1,574,714          $   955,064
 9/30/2002           $ 1,534,427          $   926,508
10/31/2002           $ 1,561,531          $   952,913
11/30/2002           $ 1,610,492          $ 1,028,670
12/31/2002           $ 1,580,274          $ 1,017,560
 1/31/2003           $ 1,577,626          $ 1,039,133
 2/28/2003           $ 1,561,735          $ 1,040,899
 3/31/2003           $ 1,578,593          $ 1,056,304
 4/30/2003           $ 1,658,770          $ 1,111,760
 5/31/2003           $ 1,747,855          $ 1,161,123
 6/30/2003           $ 1,760,519          $ 1,168,670
 7/31/2003           $ 1,791,989          $ 1,173,929
 8/31/2003           $ 1,824,358          $ 1,193,181
 9/30/2003           $ 1,829,759          $ 1,199,863

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the CS First Boston Convertible Index for the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Fund's performance includes historical performance of comparable managed institutional separate accounts managed by the Investment Adviser prior to the Nicholas-Applegate Mutual Fund's inception. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The unmanaged CS First Boston Convertible Index is a market weighted index representing the universe of convertible securities including convertible preferred stocks or convertible bonds. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2003 -- UNAUDITED

CONVERTIBLE FUND

                                                                PRINCIPAL
                                                                  AMOUNT          VALUE
-------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BOND -- 68.6%
-------------------------------------------------------------------------------------------
AIRLINES -- 1.3%
   Continental Airlines, Inc. 144A#
    5.000%, 06/15/23                                           $    530,000   $     600,225
                                                                              -------------
APPLICATIONS SOFTWARE -- 1.8%
   HNC Software, Inc.
    5.250%, 09/01/08                                                710,000         844,900
                                                                              -------------
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 1.5%
   Lear Corp.
    0.000%, 02/20/22                                              1,410,000         687,375
                                                                              -------------
AUTO-CARS/LIGHT TRUCKS -- 1.8%
   Ford Motor Co.
    6.500%, 01/15/32                                                 19,362         838,568
                                                                              -------------
BROADCAST SERVICES/PROGRAMMING -- 0.8%
   Liberty Media Corp. 144A#
    3.250%, 03/15/31                                                375,000         365,625
                                                                              -------------
CABLE TV -- 2.8%
   Charter Communications, Inc. Cl. A
    5.750%, 10/15/05                                                750,000         682,500
   Echostar Communication Corp.
    5.750%, 05/15/08                                                555,000         607,031
                                                                              -------------
                                                                                  1,289,531
                                                                              -------------
CELLULAR TELECOMMUNICATIONS -- 2.4%
   Nextel Partners, Inc. 144A#
    1.500%, 11/15/08                                                515,000         638,600
   NII Holdings, Inc. 144A#
    3.500%, 09/15/33                                                430,000         454,725
                                                                              -------------
                                                                                  1,093,325
                                                                              -------------
COMPUTER SERVICES -- 1.7%
   Affiliated Computer Services, Inc.
    3.500%, 02/15/06                                                647,000         771,548
                                                                              -------------
COMPUTERS-MEMORY DEVICES -- 1.5%
   Sandisk Corp.
    4.500%, 11/15/06                                                199,000         696,749
                                                                              -------------
CRUISE LINES -- 0.8%
   Carnival Corp.
    0.000%, 10/24/21                                                580,000         369,750
                                                                              -------------
DIVERSIFIED MANUFACTURING OPERATIONS -- 1.8%
   Tyco International Group SA
    2.750%, 01/15/18                                                257,000         283,021
   Tyco International Group SA
    3.125%, 01/15/23                                                488,000         550,220
                                                                              -------------
                                                                                    833,241
                                                                              -------------
E-COMMERCE/SERVICES -- 0.9%
   Priceline.Com, Inc. 144A#
    1.000%, 08/01/10                                                430,000         419,250
                                                                              -------------
ELECTRIC-INTEGRATED -- 1.8%
   PPL Energy Supply LLC
    2.625%, 05/15/23                                           $    845,000   $     838,663
                                                                              -------------
ELECTRONIC COMPONENTS-MISCELLANEOUS -- 1.6%
   Flextronics International, Ltd. 144A#
    1.000%, 08/01/10                                                635,000         735,806
                                                                              -------------
ELECTRONIC DESIGN AUTOMATION -- 1.2%
   Magma Design Automation, Inc. 144A#
    0.000%, 05/15/08                                                515,000         531,094
                                                                              -------------
ELECTRONICS-MILITARY -- 1.2%
   L-3 Communications Holdings
    5.250%, 06/01/09                                                495,000         555,019
                                                                              -------------
ENTERPRISE SOFTWARE/SERVICES -- 1.6%
   Computer Associates International, Inc. 144A#
    1.625%, 12/15/09                                                500,000         740,000
                                                                              -------------
FOOD-WHOLESALE/DISTRIBUTION -- 1.8%
   Performance Food Group Co.
    5.500%, 10/16/08                                                619,000         825,591
                                                                              -------------
INDEPENDENT POWER PRODUCER -- 1.0%
   Calpine Corp.
    4.000%, 12/26/06                                                495,000         456,019
                                                                              -------------
INTERNET CONTENT-INFO/NEWS -- 1.0%
   Ask Jeeves, Inc. 144A#
    0.000%, 06/01/08                                                405,000         479,925
                                                                              -------------
INTERNET INFRASTRUCTURE SOFTWARE -- 1.5%
   Openwave Systems, Inc. 144A#
    2.750%, 09/09/08                                                705,000         702,356
                                                                              -------------
INTERNET SECURITY -- 1.7%
   Symantec Corp.
    3.000%, 11/01/06                                                403,000         764,693
                                                                              -------------
LOTTERY SERVICES -- 1.9%
   GTECH Holdings Corp.
    1.750%, 12/15/21                                                542,000         876,685
                                                                              -------------
MEDICAL-DRUGS -- 4.7%
   Celgene Corp. 144A#
    1.750%, 06/01/08                                                640,000         741,600
   K-V Pharmaceutical Co. 144A#
    2.500%, 05/16/33                                                435,000         505,688
   Teva Pharmaceutical Finance
    0.375%, 11/15/22                                                655,000         923,550
                                                                              -------------
                                                                                  2,170,838
                                                                              -------------
METAL-DIVERSIFIED -- 1.9%
   Freeport-McMoran Cooper & Gold, Inc.
    8.250%, 01/31/06                                                379,000         894,914
                                                                              -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                PRINCIPAL
                                                                  AMOUNT          VALUE
-------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BOND (continued)
-------------------------------------------------------------------------------------------
MONEY CENTER BANKS -- 1.5%
   Deutsche Bank AG 144A# ++
    1.316%, 05/01/12                                           $    420,000   $     681,713
                                                                              -------------
OIL & GAS DRILLING -- 1.7%
   Pride International, Inc.
    2.500%, 03/01/07                                                652,000         772,620
                                                                              -------------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 1.1%
   St Mary Land & Exploration Co.
    5.750%, 03/15/22                                                402,000         495,465
                                                                              -------------
OPTICAL SUPPLIES -- 1.8%
   Advanced Medical Optics, Inc. 144A#
    3.500%, 04/15/23                                                750,000         840,938
                                                                              -------------
PIPELINES -- 0.6%
   El Paso Corp.
    0.000%, 02/28/21                                                687,000         295,410
                                                                              -------------
POWER CONVERSION/SUPPLY EQUIPMENT -- 1.5%
   Artesyn Technologies, Inc. 144A#
    5.500%, 08/15/10                                                565,000         689,300
                                                                              -------------
PRINTING-COMMERCIAL -- 1.1%
   Browne & Co., Inc. 144A#
    5.000%, 10/01/33                                                505,000         499,319
                                                                              -------------
REAL ESTATE OPERATION/DEVELOPMENT -- 0.9%
   EOP Operating LP
    7.250%, 11/15/08                                                405,000         427,781
                                                                              -------------
RETAIL-APPAREL/SHOE -- 1.1%
   Gap, Inc.
    5.750%, 03/15/09                                                383,000         481,623
                                                                              -------------
RETAIL-BUILDING PRODUCTS -- 1.6%
   Lowe's Cos., Inc.
    0.000%, 02/16/21                                                870,000         753,638
                                                                              -------------
RETAIL-MUSIC STORE -- 1.7%
   Guitar Center, Inc.
    4.000%, 07/15/13                                                645,000         759,488
                                                                              -------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 1.9%
   Cypress Semiconductor Corp. 144A#
    1.250%, 06/15/08                                                645,000         869,944
                                                                              -------------
SEMICONDUCTOR EQUIPMENT -- 0.6%
   Amkor Technology, Inc.
    5.000%, 03/15/07                                                310,000         283,650
                                                                              -------------
TELECOMMUNICATIONS EQUIPMENT -- 0.8%
   Comverse Technology, Inc. 144A#
    0.000%, 05/15/23                                                365,000         387,813
                                                                              -------------
TELECOMMUNICATIONS SERVICES -- 1.6%
   Nortel Networks Corp.
    4.250%, 09/01/08                                           $    800,000   $     726,800
                                                                              -------------
TELEPHONE-INTEGRATED -- 1.3%
   Primus Telecommunications Group, Inc. 144A#
    3.750%, 09/15/10                                                575,000         577,156
                                                                              -------------
THERAPEUTICS -- 1.3%
   Gilead Sciences, Inc.
    5.000%, 12/15/07                                                 46,000         104,823
   Gilead Sciences, Inc.
    2.000%, 12/15/07                                                375,000         495,000
                                                                              -------------
                                                                                    599,823
                                                                              -------------
TOYS -- 1.1%
   Hasbro, Inc.
    2.750%, 12/01/21                                                440,000         487,300
                                                                              -------------
WEB PORTALS/ISP -- 0.9%
   Sohu.Com, Inc. 144A#
    0.000%, 07/14/23                                                435,000         395,306
                                                                              -------------
WIRELESS EQUIPMENT -- 2.5%
   Crown Castle International Corp.
    4.000%, 07/15/10                                                460,000         545,675
   RF Micro Devices, Inc. 144A#
    1.500%, 07/01/10                                                435,000         599,213
                                                                              -------------
                                                                                  1,144,888
                                                                              -------------
TOTAL CONVERTIBLE CORPORATE BOND
   (Cost: $28,069,240)                                                           31,551,665
                                                                              -------------

                                                                  NUMBER
                                                                 OF SHARES        VALUE
-------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK -- 21.0%
-------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE -- 1.1%
   Northrop Grumman Corp.
    7.250%, 11/16/04                                                  5,163         504,941
                                                                              -------------
COMMERCIAL SERVICES -- 1.9%
   Cendant Corp.
    7.750%, 08/17/04                                                 18,866         863,685
                                                                              -------------
ELECTRIC-GENERATION -- 1.6%
   AES Trust III
    6.750%, 10/15/29                                                 20,328         752,136
                                                                              -------------
FINANCE-CREDIT CARD -- 1.2%
   Capital One Finance Corp.
    6.250%, 05/17/05                                                 12,401         563,253
                                                                              -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                  NUMBER
                                                                 OF SHARES        VALUE
-------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK (continued)
-------------------------------------------------------------------------------------------
MEDICAL-HMO -- 1.8%
   Anthem, Inc.
    6.000%, 11/15/04                                                  9,429         803,917
                                                                              -------------
MULTI-LINE INSURANCE -- 1.9%
   Prudential Financial, Inc.
    6.750%, 11/15/04                                           $     14,239   $     855,194
                                                                              -------------
OFFICE AUTOMATION & EQUIPMENT -- 1.9%
   Xerox Corp. 144A#
    7.500%, 11/27/21                                                 13,580         881,003
                                                                              -------------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 1.1%
   Chesapeake Energy Corp. 144A#
    6.000%, 12/31/49                                                  8,000         502,000
                                                                              -------------
PIPELINES -- 0.6%
   El Paso Corp.
    9.000%, 08/16/05                                                  9,618         278,826
                                                                              -------------
RADIO -- 0.9%
   Radio One, Inc.
    6.500%, 07/15/05                                                    414         422,280
                                                                              -------------
REINSURANCE -- 1.6%
   Platinum Underwriters Holdings, Inc.
    7.000%, 11/15/05                                                 25,000         737,250
                                                                              -------------
SAVINGS & LOANS/THRIFTS-WESTERN US -- 1.9%
   Washington Mutual Capital Trust
    5.375%, 05/01/41                                                 16,261         879,232
                                                                              -------------
SPECIAL PURPOSE ENTITY -- 1.7%
   Equity Securities Trust
    6.500%, 11/15/04                                                 37,165         773,032
                                                                              -------------
TELECOMMUNICATIONS EQUIPMENT FIBER OPTICS -- 1.5%
   Corning, Inc.
    7.000%, 08/16/05                                                  1,403         687,645
                                                                              -------------
TELEPHONE-INTEGRATED -- 0.3%
   Sprint Corp. Equity Unit
    7.125%, 08/17/04                                                 20,773         158,498
                                                                              -------------
TOTAL CONVERTIBLE PREFERRED STOCK
   (Cost: $8,359,715)                                                             9,662,892
                                                                              -------------
-------------------------------------------------------------------------------------------
PREFERRED STOCK -- 0.3%
-------------------------------------------------------------------------------------------
TELECOMMUNICATIONS SERVICES -- 0.3%
   Nortel Networks Corp.
    7.000%, 08/15/05
    (Cost: $101,505)                                                      2         146,142
                                                                              -------------
-------------------------------------------------------------------------------------------
COMMON STOCK -- 6.7%
-------------------------------------------------------------------------------------------
BUILDING-RESIDENTIAL/COMMERCIAL -- 1.2%
   Lennar Corp.                                                       7,091   $     551,609
                                                                              -------------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 1.2%
   Apache Corp.                                                       7,920         549,173
                                                                              -------------
OIL REFINING & MARKETING -- 1.3%
   Valero Energy Corp.                                               16,001         612,358
                                                                              -------------
PROPERTY/CASUALTY INSURANCE -- 1.6%
   Ace, Ltd.                                                         22,017         728,322
                                                                              -------------
SAVINGS & LOANS/THRIFTS-EASTERN US -- 1.4%
   Sovereign Bancorp, Inc.                                           35,678         661,827
                                                                              -------------
TOTAL COMMON STOCK
   (Cost: $2,619,852)                                                             3,103,289
                                                                              -------------

                                                                PRINCIPAL
                                                                 AMOUNT
-------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 4.5%
-------------------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 2.4%
   Federated Prime Cash Obligated Fund*                        $  1,092,540       1,092,540
                                                                              -------------
TIME DEPOSIT -- 2.1%
   Brown Brothers Harriman & Co.
    0.550%, 10/01/03                                                970,023         970,023
                                                                              -------------
TOTAL SHORT TERM INVESTMENTS
   (Cost: $2,062,563)                                                             2,062,563
                                                                              -------------
TOTAL INVESTMENTS -- 101.1%
   (Cost: $41,212,875)                                                           46,526,551
LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.1%)                                    (525,978)
                                                                              -------------
NET ASSETS -- 100.0%                                                          $  46,000,573
                                                                              =============

----------
* All of the security is purchased with cash collateral proceeds from securities loans.
# 144A Security. Certain conditions for public sale may exist. Total market value of 144A securities owned at September 30, 2003 was $13,838,599 or 30% of net assets.
++ Variable Rate. The interest rate changes on this instrument based on a designated base rate. The rates shown are those in effect at September 30, 2003.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

GLOBAL SELECT FUND

     MANAGEMENT TEAM: CATHERINE NICHOLAS, Lead Portfolio Manager; PEDRO V. MARCAL, Lead Portfolio Manager; NICHOLAS MELHUISH, Lead Portfolio Manager; STEPHEN ROSS, Lead Portfolio Manager; LORETTA J. MORRIS, Lead Portfolio Manager; ANDREW BEAL, Lead Portfolio Manager; MELISA GRIGOLITE, CFA, Portfolio Manager

     CHIEF INVESTMENT OFFICER: HORACIO A. VALEIRAS, CFA

     GOAL: The Global Select Fund seeks to maximize long-term capital appreciation by investing in companies that, in the opinion of the Investment Adviser, represent the "best of the best" globally.

     MARKET OVERVIEW: The global equity markets staged double-digit rallies in the six months ended September 30, 2003. Fueling investor enthusiasm were positive developments such as the potential resolution to the conflict in Iraq and encouraging economic and earnings reports from the United States, Europe, and Japan. Central banks worldwide continued to pursue stimulative policies of lowering interest rates and boosting growth in the money supply. The resultant increase in market liquidity also contributed to equities' strong performance.

     Gains were broadly based, with stock prices in nearly every country and economic sector climbing higher. In the United States, the S&P 500 Index rose 18.45%. Overseas, developed markets rose 29.34%, as measured by the MSCI EAFE Index. Emerging markets led the global equity market's advance, with the MSCI EMF Index climbing 40.93%. During the period, the euro and the yen continued to appreciate versus the US dollar, boosting international equity returns for US-dollar- based investors.

     PERFORMANCE: From April 1, 2003 through September 30, 2003, the Fund gained 27.00%, outperforming the MSCI All Country World Index Free, which rose 23.72%. For the five years ended September 30, 2003, the Fund was up 14.39%, annualized, versus the index, up 1.15%.

     PORTFOLIO SPECIFICS: From a country perspective, stock selection in the United States had the largest positive impact on performance versus the benchmark. Holdings in Israel, Canada, and France also helped relative results, while issue selection in the United Kingdom and Germany was a modest detraction. Turning to sectors, issue selection among technology and commercial/industrial stocks was favorable, as was an overweight in technology.

     Top-performing stocks included US-based VERITAS Software, a supplier of storage software, and US-based Amdocs Ltd., a communications and information services firm providing high-end billing and customer care solutions. Nortel Networks of Canada, which provides Internet and data network products and applications, was another top performer. The company has signed a number of large contracts in recent months and is gaining market share among its customer base.

     During the period, on a stock-by-stock basis, we increased our exposure to Japan where we are starting to see improvement at both the macroeconomic and company level. We selectively trimmed positions in the healthcare sector, most notably of large-cap pharmaceutical firms.

     MARKET OUTLOOK: Global economic activity is showing increasing signs of recovery. Concerns remain, however, such as the potential for a funding crisis because of the persistently large US current account deficit. On the political front, US fiscal policy remains quite stimulative, and its positive impact is beginning to be evident.

     More importantly, investors' risk appetite seems to be on the rise as equities regain favor. Investors appear to be more discerning, which bodes well for our research-intensive investment process and, in turn, our outlook for the Fund.

GLOBAL SELECT FUND -- UNAUDITED

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN GLOBAL SELECT FUND CLASS I SHARES WITH THE MSCI ALL COUNTRY WORLD INDEX FREE.

                            ANNUALIZED TOTAL RETURNS
                                  As of 9/30/03

                                      SINCE
          1 YEAR        5 YEAR      INCEPTION
          28.50%        14.39%        14.44%

                GLOBAL SELECT FUND       MSCI ALL COUNTRY
                CLASS I SHARES           WORLD FREE INDEX
 9/30/1997              $  250,000             $  250,000
10/31/1997              $  235,000             $  236,800
11/30/1997              $  236,200             $  240,950
12/31/1997              $  247,000             $  243,846
 1/31/1998              $  255,800             $  250,601
 2/28/1998              $  275,000             $  267,512
 3/31/1998              $  296,200             $  278,768
 4/30/1998              $  310,400             $  281,450
 5/31/1998              $  311,200             $  277,881
 6/30/1998              $  325,800             $  284,433
 7/31/1998              $  334,000             $  283,935
 8/31/1998              $  277,000             $  246,029
 9/30/1998              $  286,800             $  250,338
10/31/1998              $  298,200             $  272,925
11/30/1998              $  319,687             $  289,113
12/31/1998              $  361,061             $  303,194
 1/31/1999              $  397,187             $  309,789
 2/28/1999              $  377,610             $  301,504
 3/31/1999              $  413,333             $  314,013
 4/30/1999              $  428,469             $  326,348
 5/31/1999              $  414,745             $  314,379
 6/30/1999              $  463,385             $  328,998
 7/31/1999              $  473,678             $  327,967
 8/31/1999              $  491,842             $  327,339
 9/30/1999              $  507,786             $  324,120
10/31/1999              $  557,636             $  340,924
11/30/1999              $  652,092             $  350,471
12/31/1999              $  828,075             $  378,795
 1/31/2000              $  772,143             $  357,059
 2/29/2000              $  903,653             $  357,979
 3/31/2000              $  870,639             $  382,678
 4/30/2000              $  805,975             $  366,453
 5/31/2000              $  766,140             $  357,132
 6/30/2000              $  816,070             $  369,113
 7/31/2000              $  792,060             $  358,678
 8/31/2000              $  854,814             $  370,301
 9/30/2000              $  789,332             $  350,568
10/31/2000              $  724,941             $  344,651
11/30/2000              $  659,497             $  323,683
12/31/2000              $  702,601             $  328,876
 1/31/2001              $  693,118             $  335,209
 2/28/2001              $  596,133             $  306,842
 3/31/2001              $  554,322             $  286,636
 4/30/2001              $  615,099             $  307,765
 5/31/2001              $  601,737             $  303,755
 6/30/2001              $  594,840             $  294,195
 7/31/2001              $  578,030             $  290,263
 8/31/2001              $  533,201             $  276,301
 9/30/2001              $  472,855             $  251,931
10/31/2001              $  489,235             $  256,743
11/30/2001              $  536,218             $  271,891
12/31/2001              $  559,495             $  273,577
 1/31/2002              $  553,891             $  265,260
 2/28/2002              $  552,598             $  262,926
 3/31/2002              $  589,237             $  274,495
 4/30/2002              $  573,288             $  265,162
 5/31/2002              $  562,081             $  265,613
 6/30/2002              $  515,097             $  249,463
 7/31/2002              $  465,958             $  228,409
 8/31/2002              $  470,269             $  228,797
 9/30/2002              $  437,078             $  203,606
10/31/2002              $  467,682             $  218,612
11/30/2002              $  495,269             $  230,374
12/31/2002              $  454,320             $  219,177
 1/31/2003              $  448,285             $  212,492
 2/28/2003              $  440,096             $  208,774
 3/31/2003              $  442,251             $  208,210
 4/30/2003              $  475,872             $  226,803
 5/31/2003              $  510,787             $  239,867
 6/30/2003              $  522,425             $  244,113
 7/31/2003              $  538,805             $  249,117
 8/31/2003              $  571,564             $  254,548
 9/30/2003              $  561,650             $  257,670

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Morgan Stanley Capital International All Country World Free Index ("MSCI ACWI Free") over the periods indicated. Performance is shown for the Fund's Class I shares only. The Fund's Class II shares have less than a year's performance. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds). The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The MSCI ACWI Free Index is a market capitalization weighted index composed of over 2000 companies. The MSCI ACWI Free Index is representative of the market structure of 21 countries in North America, Europe, and the Pacific Rim, excluding closed markets and those shares in otherwise free markets that are not purchasable by foreigners.

The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. You may have a gain or loss when you sell your shares.

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2003 -- UNAUDITED

GLOBAL SELECT FUND

                                                                   NUMBER
                                                                  OF SHARES       VALUE
-------------------------------------------------------------------------------------------
COMMON STOCK -- 95.7%
-------------------------------------------------------------------------------------------
BERMUDA -- 3.6%
   Ingersoll-Rand Co. Cl. A                                          28,000   $   1,496,320
   Shangri-La Asia, Ltd.                                            767,000         673,519
   Tyco International, Ltd.                                          61,900       1,264,617
                                                                              -------------
                                                                                  3,434,456
                                                                              -------------
CANADA -- 2.8%
   Cott Corp.*                                                       20,000         468,200
   Dofasco, Inc.                                                     24,900         537,875
   Encana Corp.                                                      11,000         400,180
   Nortel Networks Corp.*                                           322,600       1,322,660
                                                                              -------------
                                                                                  2,728,915
                                                                              -------------
FINLAND -- 1.2%
   Nokia Corp. -- ADR                                                56,800         886,080
   Nokia OYJ                                                         14,550         224,002
                                                                              -------------
                                                                                  1,110,082
                                                                              -------------
FRANCE -- 4.9%
   Alcatel S.A. Cl. A*                                               46,700         553,090
   Axa S.A.                                                          39,700         668,986
   Dassault Systems S.A.                                             12,800         448,678
   JC Decaux S.A.*                                                   39,000         548,189
   LVMH Moet Hennessy Louis Vuitton S.A.                             19,193       1,192,437
   Schneider Electric S.A.                                            4,509         233,668
   TotalFinaElf S.A.                                                  6,900       1,041,387
                                                                              -------------
                                                                                  4,686,435
                                                                              -------------
GERMANY -- 1.9%
   Bayerische Motoren Werke AG                                       12,600         476,150
   Epcos AG*                                                         41,359         693,089
   T-Online International AG*                                        60,921         609,422
                                                                              -------------
                                                                                  1,778,661
                                                                              -------------
HONG KONG -- 2.6%
   Dah Sing Financial Group                                          82,800         507,890
   Dickson Concepts (International), Ltd.                           373,000         230,000
   Hang Lung Development Co., Ltd.                                  247,000         296,637
   Henderson Land Development Co., Ltd.                             121,000         504,701
   SA SA International Holdings, Ltd.                               618,000         150,035
   Sun Hung Kai Properties, Ltd.                                     64,000         518,608
   Wing Hang Bank, Ltd.                                              52,000         275,317
                                                                              -------------
                                                                                  2,483,188
                                                                              -------------
ISRAEL -- 1.3%
   RADWARE, Ltd.*                                                    29,400         533,610
   Teva Pharmaceutical Industries, Ltd. -- ADR                       12,200         697,230
                                                                              -------------
                                                                                  1,230,840
                                                                              -------------
JAPAN -- 8.4%
   Bank of Yokohama, Ltd.                                           178,000   $     678,763
   Casio Computer Co., Ltd.                                         100,000         764,445
   DENTSU, Inc.                                                         101         420,400
   FANUC, Ltd.                                                       15,900         963,550
   JSR Corp.                                                         35,000         563,308
   Mitsubishi Tokyo Financial Group, Inc.                               154         971,848
   Nikon Corp.                                                       30,400         421,788
   Nitto Denko Corp.                                                 11,100         479,909
   Sumitomo Chemical Co., Ltd.                                      102,000         371,606
   Tokyo Broadcasting System, Inc.                                   55,300         763,305
   Toyota Industries Corp.                                           42,000         789,509
   NTT DoCoMo, Inc.                                                     163         398,326
   Yamada Denki Co., Ltd.                                            13,400         395,829
                                                                              -------------
                                                                                  7,982,586
                                                                              -------------
MEXICO -- 0.8%
   America Movil S.A. de
    CV -- Ser L -- ADR                                               10,300         238,033
   Wal-Mart de Mexico S.A. -- Ser. V                                173,600         500,966
                                                                              -------------
                                                                                    738,999
                                                                              -------------
NETHERLANDS -- 1.9%
   Buhrmann NV*                                                       2,120          15,727
   Chicago Bridge & Iron Co. NV                                      35,100         953,316
   ING Groep NV                                                      45,000         824,327
                                                                              -------------
                                                                                  1,793,370
                                                                              -------------
REPUBLIC OF CHINA -- 0.3%
   Weiqiao Textile Co., Ltd. -- Ser. H*                             232,000         286,113
                                                                              -------------
SINGAPORE -- 1.2%
   Flextronics International, Ltd.*                                  80,800       1,145,744
                                                                              -------------
SOUTH KOREA -- 1.4%
   Daegu Bank                                                        67,320         284,756
   LG Electronics, Inc.*                                              8,930         430,913
   Samsung Electronics Co., Ltd.                                      1,790         610,077
                                                                              -------------
                                                                                  1,325,746
                                                                              -------------
SWEDEN -- 0.7%
   Autoliv, Inc.                                                     23,200         697,314
                                                                              -------------
SWITZERLAND -- 2.4%
   Adecco S.A. -- Registered                                          9,415         465,189
   Novartis AG                                                       12,400         479,812
   The Swatch Group AG -- Registered                                 33,646         645,863
   UBS AG                                                            12,900         723,830
                                                                              -------------
                                                                                  2,314,694
                                                                              -------------
TAIWAN -- 0.0%
   Nanya Technology Corp.*                                              167           1,271
                                                                              -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                   NUMBER
                                                                  OF SHARES       VALUE
-------------------------------------------------------------------------------------------
COMMON STOCK (continued)
-------------------------------------------------------------------------------------------
UNITED KINGDOM -- 3.3%
   Amdocs, Ltd.*                                                     63,300   $   1,190,040
   GlaxoSmithKline PLC                                               36,000         747,032
   HSBC Holdings PLC (HK Registered)                                 58,900         794,836
   Man Group PLC                                                     20,500         444,125
                                                                              -------------
                                                                                  3,176,033
                                                                              -------------
UNITED STATES -- 57.0%
   ADC Telecommunication, Inc.*                                      81,900         190,827
   Affiliated Managers Group, Inc.*                                  13,900         872,920
   Amazon.com, Inc.*                                                  9,500         459,420
   American Express Co.                                              36,200       1,631,172
   Amgen, Inc.*                                                      18,000       1,162,260
   AMR Corp.*                                                        72,400         828,980
   AOL Time Warner, Inc.*                                            59,900         905,089
   Applied Materials, Inc.*                                          46,100         836,254
   Ask Jeeves, Inc.*                                                 35,200         612,480
   AT&T Corp. -- Liberty Media Corp. -- Cl. A*                       66,700         664,999
   BJ Services Co.*                                                  30,900       1,055,853
   Cisco Systems, Inc.*                                              61,800       1,207,572
   Citigroup, Inc.                                                   35,100       1,597,401
   CNET Networks, Inc.*                                              85,281         603,789
   ConocoPhillips                                                    14,700         804,825
   Dell, Inc.*                                                       27,400         914,886
   Digital Insight Corp.*                                            20,000         398,000
   E*TRADE Group, Inc.*                                             121,700       1,126,942
   eBay, Inc.*                                                       13,200         706,332
   EchoStar Communications Corp.*                                    31,900       1,220,813
   Electronic Arts, Inc.*                                            14,100       1,300,443
   Energizer Holdings, Inc.*                                         26,800         985,436
   EOG Resources, Inc.                                               17,700         738,798
   FedEx Corp.                                                        7,400         476,782
   Fox Entertainment Group, Inc. Cl. A.*                             37,300       1,044,027
   Frontier Airlines, Inc.*                                          47,400         780,204
   GATX Corp.                                                        50,400       1,065,960
   Genentech, Inc.*                                                   5,900         472,826
   General Electric Co.                                              46,600       1,389,146
   Gilead Sciences, Inc.*                                            14,500         810,985
   GTECH Holdings Corp.                                              22,600         968,410
   Halliburton Co.                                                   39,500         957,875
   Intel Corp.                                                       50,700       1,394,757
   InterActiveCorp*                                                  23,000         760,150
   JDS Uniphase Corp.*                                              252,600         909,360
   McDonald's Corp.                                                  19,500         459,030
   Mellon Financial Corp.                                            39,000       1,175,460
   MGM Mirage, Inc.*                                                 35,800       1,308,490
   Micrel, Inc.*                                                     40,700   $     496,133
   Microsoft Corp.                                                   53,000       1,472,870
   Mid Atlantic Medical Services, Inc.*                               9,700         498,871
   Monster Worldwide, Inc.*                                          50,952       1,282,971
   National Financial Partners Corp.*                                11,400         307,800
   PeopleSoft, Inc.*                                                 50,300         914,957
   Praxair, Inc.                                                     10,700         662,865
   Procter & Gamble Co.                                               8,000         742,560
   Quiksilver, Inc.*                                                 60,200         960,190
   Rockwell International Corp.                                      34,700         910,875
   Scripps Co. Cl. A                                                  5,500         468,050
   Seagate Technology                                                25,700         699,040
   Silicon Laboratories, Inc.*                                        9,600         431,520
   Smurfit-Stone Container Corp.*                                    46,700         699,566
   Software HOLDRs Trust                                             26,900         912,717
   Staples, Inc.*                                                    30,100         714,875
   Stericycle, Inc.*                                                 11,000         518,870
   SUPERVALU, Inc.                                                   57,100       1,362,406
   Tech Data Corp.*                                                  21,900         675,615
   VERITAS Software Corp.*                                           39,800       1,249,720
   Viacom, Inc. -- Cl. B                                             16,800         643,440
   Wal-Mart Stores, Inc.                                             11,500         642,275
   Waste Management, Inc.                                            18,000         471,060
   Xilinx, Inc.*                                                     28,000         798,280
   Yahoo!, Inc.*                                                     31,000       1,096,780
                                                                              -------------
                                                                                 54,433,259
                                                                              -------------
TOTAL COMMON STOCK
   (Cost: $78,211,326)                                                           91,347,706
                                                                              -------------
-------------------------------------------------------------------------------------------
PREFERRED STOCK -- 0.5%
-------------------------------------------------------------------------------------------
GERMANY -- 0.5%
   Porsche AG
   (Cost: $451,825)                                                   1,131         476,028
                                                                              -------------
-------------------------------------------------------------------------------------------
EQUITY-LINKED SECURITIES -- 1.0%
-------------------------------------------------------------------------------------------
TAIWAN -- 1.0%
   UBS Taiwan Semiconductor
    Manufacturing Co., Ltd. -- 1/13/04*
    (Cost: $624,355)                                                496,820         978,735
                                                                              -------------
-------------------------------------------------------------------------------------------
RIGHT -- 0.0%
-------------------------------------------------------------------------------------------
FRANCE -- 0.0%
   Axa-Rights -- 02/27/04*
    (Cost: $4,036)                                                   39,700           1,850
                                                                              -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                PRINCIPAL
                                                                 AMOUNT           VALUE
-------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 6.8%
-------------------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 6.8%
   Federated Prime Cash
    Obligated Fund**
    (Cost: $6,490,551)                                         $  6,490,551   $   6,490,551
                                                                              -------------
TOTAL INVESTMENTS -- 104.0%
   (Cost: $85,772,063)                                                           99,294,870
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (4.0%)                                                         (3,831,709)
                                                                              -------------
NET ASSETS -- 100.0%                                                          $  95,463,161
                                                                              =============

----------
*    Non-income producing securities.
** All of the security is purchased with cash collateral proceeds from securities loans.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF SEPTEMBER 30, 2003 -- UNAUDITED

GLOBAL SELECT FUND

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
--------                                              -------------
Advertising Services                                       1.0%
Airlines                                                   1.7
Apparel Manufacturers                                      1.0
Applications Software                                      1.5
Auto/Truck Parts & Equipment -- Original                   0.7
Auto -- Cars/Light Trucks                                  1.0
Batteries/Battery Systems                                  1.0
Beverages -- non-Alcoholic                                 0.5
Broadcast Services/Programming                             2.7
Building -- Heavy Construction                             1.0
Casino Hotels                                              1.4
Cellular Telecommunications                                0.7
Chemicals -- Diversified                                   0.9
Commercial Banks Non-US                                    1.8
Computer Aided Design                                      0.5
Computers -- Integrated Systems                            1.0
Computers -- Memory Devices                                2.0
Containers -- Paper/Plastic                                0.7
Cosmetics & Toiletries                                     0.8
Distribution/Wholesale                                     0.7
Diversified Manufacturing Operations                       2.8
Diversified Operations                                     1.2
E-Commerce/Products                                        0.5
E-Commerce/Services                                        2.9
Electric Products -- Miscellaneous                         1.2
Electronic Components -- Miscellaneous                     2.9
Electronic Components -- Semiconductors                    3.4
Enterprise Software/Services                               1.0
Entertainment Software                                     1.4
E-Services/Consulting                                      0.4
Fiduciary Banks                                            1.2
Finance -- Credit Card                                     1.7
Finance -- Investment Bankers/Brokers                      2.8
Finance -- Other Services                                  0.5
Food -- Wholesale/Distribution                             1.4
Hazardous Waste Disposal                                   0.5
Hotels & Motels                                            0.7
Human Resources                                            0.5
Index Fund -- Large Cap                                    1.0
Industrial Automation/Robotics                             1.0
Industrial Gases                                           0.7
Internet Content -- Info/News                              1.3
Internet Infrastructure Software                           0.6%
Investment Management/Advisor Services                     1.2
Lottery Services                                           1.0
Machinery -- Electrical                                    0.2
Machinery -- General Industry                              2.4
Medical -- Biomedical/Genetics                             1.7
Medical -- Drugs                                           2.0
Medical -- HMO                                             0.5
Money Center Banks                                         2.6
Multi-line Insurance                                       1.6
Multimedia                                                 2.0
Networking Products                                        1.3
Non-Hazardous Waste Disposal                               0.5
Oil Companies -- Exploration & Production                  0.8
Oil Companies -- Integrated                                2.3
Oil -- Field Services                                      2.1
Photo Equipment & Supplies                                 0.4
Real Estate Operation/Development                          1.4
Retail -- Consumer Electronics                             0.4
Retail -- Discount                                         1.2
Retail -- Jewelry                                          0.9
Retail -- Office Supplies                                  0.8
Retail -- Perfume & Cosmetics                              0.2
Retail -- Restaurants                                      0.5
Rubber & Vinyl                                             0.6
Satellite Telecommunications                               1.3
Semiconductor Components -- Integrated Circuits            1.5
Semiconductor Equipment                                    0.9
Steel -- Producers                                         0.6
Telecommunications Equipment                               3.3
Telecommunications Equipment Fiber Optics                  1.0
Telecommunications Services                                1.2
Textile -- Products                                        0.3
Therapeutics                                               0.9
Transport -- Equipment & Leasing                           1.1
Transport -- Services                                      0.5
Web Portals/ISP                                            1.8
Short Term Investments                                     6.8
Liabilities in excess of other assets                     (4.0)
                                                         -----
NET ASSETS                                               100.0%
                                                         =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL CORE GROWTH FUND

     MANAGEMENT TEAM: LORETTA J. MORRIS, Lead Portfolio Manager; ANDREW BEAL, Lead Portfolio Manager; JASON CAMPBELL, Portfolio Manager; MELISA GRIGOLITE, CFA, Portfolio Manager; LINDA BA, Investment Analyst; JON BORCHARDT, Investment Analyst; JOHN CASARIETTI, Investment Analyst; REBECCA K. HAGSTROM, CFA, Investment Analyst; CHRISTOPHER A. HERRERA, Investment Analyst; KARL RICHTENBURG, Investment Analyst; ERIC SAGMEISTER, Investment Analyst; MICHAEL J. FREDERICKS, Product Specialist

     CHIEF INVESTMENT OFFICER: HORACIO A. VALEIRAS, CFA

     GOAL: The International Core Growth Fund seeks to maximize long-term capital appreciation through investments primarily in companies located outside the United States with market capitalizations predominantly in the top 75% of publicly traded companies as measured by stock market capitalizations within each country.

     MARKET OVERVIEW: Equity markets in developed non-US markets registered strong gains during the six months ended September 30, 2003. International stocks were buoyed by many of the same factors that drove US stocks higher: falling interest rates, modest inflation, getting past the dual overhangs of SARS and uncertainty in Iraq, and data suggesting a rekindling of economic activity.

     In Europe, business and consumer sentiment improved modestly, as did industrial production. That said, the Eurozone economies remained fragile, which in part prompted a stimulative interest-rate-cut by the European Central Bank. In Japan, the picture was much brighter. Business confidence improved, deflation has been nearly eliminated, and unemployment fell to a two-year low. During the period, the euro and yen strengthened against the US dollar. This boosted investment returns translated back into US dollars.

     PERFORMANCE: The Fund gained 23.85% during the six months ended September 30, 2003, versus a 29.34% increase for the MSCI EAFE Index.

     PORTFOLIO SPECIFICS: The Fund produced strong, absolute results this period but lagged its benchmark. One reason for the underperformance was the fact that international value stocks outperformed growth names. This hurt relative results since the Fund's holdings are concentrated in growth stocks while its style-neutral benchmark contains both value and growth issues. In addition, near the end of the period, turmoil in the currency markets prompted a major rotation out of cyclically oriented sectors, such as technology and energy, into more defensive sectors, such as consumer staples and healthcare. This negatively affected relative results since the Fund had more exposure to cyclically oriented names than the index.

     Stock selection in Switzerland and financial services benefited relative returns. Credit Suisse Group, a banking and financial services firm, was a top-performing holding. The stock advanced amid strength in the fixed-income market and improved results in its equity and private banking units.

     As of September 30, 2003, the Fund's holdings were overweight Asian technology and industrial companies relative to the benchmark. The Fund has below-index exposure to companies based in the United Kingdom and Europe.

     MARKET OUTLOOK: Between mid-March and June of this year we saw a risk-trade rally -- driven by falling risk aversion, the stock market's winners were simply the names that had fallen the most. Now the baton has been passed from risk to cyclicality, with Asia being highly leveraged to a pickup in global growth. Free cash flows are at 20-year highs, and we have had an absence of business spending for the past three years. It is now up to the corporations, not the consumer, to support global growth. On a bottom-up basis, we have positioned the Fund to take advantage of this scenario.

INTERNATIONAL CORE GROWTH FUND -- UNAUDITED

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN INTERNATIONAL CORE GROWTH FUND CLASS I SHARES WITH THE MSCI EAFE INDEX.

                            ANNUALIZED TOTAL RETURNS
                                  As of 9/30/03

                                      SINCE
          1 YEAR       5 YEARS      INCEPTION
          18.94%         0.04%         5.22%

                INTERNATIONAL GROWTH FUND        MSCI EAFE
                CLASS I SHARES                   INDEX
12/27/1996                     $  250,000       $  250,000
12/31/1996                     $  252,400       $  249,475
 1/31/1997                     $  274,600       $  240,744
 2/28/1997                     $  277,200       $  244,682
 3/31/1997                     $  282,600       $  245,568
 4/30/1997                     $  286,600       $  246,871
 5/31/1997                     $  313,200       $  262,935
 6/30/1997                     $  331,200       $  277,436
 7/31/1997                     $  352,400       $  281,924
 8/31/1997                     $  334,000       $  260,869
 9/30/1997                     $  358,600       $  275,482
10/31/1997                     $  328,800       $  254,307
11/30/1997                     $  325,131       $  251,715
12/31/1997                     $  329,722       $  253,910
 1/31/1998                     $  341,826       $  265,523
 2/28/1998                     $  365,199       $  282,560
 3/31/1998                     $  386,902       $  291,261
 4/30/1998                     $  398,171       $  293,566
 5/31/1998                     $  407,979       $  292,141
 6/30/1998                     $  412,779       $  294,353
 7/31/1998                     $  431,143       $  297,337
 8/31/1998                     $  369,373       $  260,500
 9/30/1998                     $  351,843       $  252,514
10/31/1998                     $  358,312       $  278,836
11/30/1998                     $  379,862       $  293,121
12/31/1998                     $  400,734       $  304,685
 1/31/1999                     $  416,179       $  303,785
 2/28/1999                     $  399,064       $  296,545
 3/31/1999                     $  411,796       $  308,923
 4/30/1999                     $  426,823       $  321,440
 5/31/1999                     $  410,335       $  304,887
 6/30/1999                     $  442,685       $  316,773
 7/31/1999                     $  457,296       $  326,189
 8/31/1999                     $  464,392       $  327,380
 9/30/1999                     $  471,488       $  330,675
10/31/1999                     $  502,378       $  343,061
11/30/1999                     $  567,497       $  354,981
12/31/1999                     $  677,509       $  386,841
 1/31/2000                     $  629,265       $  362,261
 2/29/2000                     $  705,704       $  372,013
 3/31/2000                     $  665,814       $  386,434
 4/30/2000                     $  610,886       $  366,099
 5/31/2000                     $  578,515       $  357,157
 6/30/2000                     $  609,633       $  371,125
 7/31/2000                     $  582,692       $  355,566
 8/31/2000                     $  606,083       $  358,652
 9/30/2000                     $  566,819       $  341,189
10/31/2000                     $  530,897       $  333,129
11/30/2000                     $  504,920       $  320,637
12/31/2000                     $  521,115       $  332,033
 1/31/2001                     $  505,364       $  331,862
 2/28/2001                     $  462,991       $  306,983
 3/31/2001                     $  426,165       $  286,519
 4/30/2001                     $  455,671       $  306,430
 5/31/2001                     $  441,029       $  295,615
 6/30/2001                     $  423,281       $  283,526
 7/31/2001                     $  413,076       $  278,367
 8/31/2001                     $  395,994       $  271,324
 9/30/2001                     $  364,270       $  243,839
10/31/2001                     $  363,827       $  250,081
11/30/2001                     $  371,147       $  259,309
12/31/2001                     $  375,362       $  260,839
 1/31/2002                     $  358,724       $  246,989
 2/28/2002                     $  361,164       $  248,718
 3/31/2002                     $  380,909       $  262,173
 4/30/2002                     $  379,134       $  263,904
 5/31/2002                     $  378,690       $  267,255
 6/30/2002                     $  365,823       $  256,618
 7/31/2002                     $  331,215       $  231,290
 8/31/2002                     $  328,109       $  230,758
 9/30/2002                     $  296,385       $  205,975
10/31/2002                     $  306,812       $  217,036
11/30/2002                     $  315,242       $  226,889
12/31/2002                     $  303,263       $  219,266
 1/31/2003                     $  292,614       $  210,122
 2/28/2003                     $  288,399       $  205,310
 3/31/2003                     $  284,628       $  201,430
 4/30/2003                     $  309,696       $  221,412
 5/31/2003                     $  329,219       $  235,029
 6/30/2003                     $  334,987       $  240,834
 7/31/2003                     $  339,202       $  246,710
 8/31/2003                     $  352,734       $  252,705
 9/30/2003                     $  352,512       $  260,539

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Morgan Stanley Capital International Europe, Australasia, Far East Index ("MSCI EAFE") over the periods indicated. Performance is shown for Class I shares only. The Fund's Class II shares have less than a year's performance. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The MSCI EAFE Index is an unmanaged index of over 900 companies, and is a generally accepted benchmark for major overseas markets. Index weightings represent the relative capitalizations of the major overseas markets included in the index on a U.S. dollar adjusted basis. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. You may have a gain or loss when you sell your shares.

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2003 -- UNAUDITED

INTERNATIONAL CORE GROWTH FUND

                                                                   NUMBER
                                                                  OF SHARES       VALUE
-------------------------------------------------------------------------------------------
COMMON STOCK -- 90.4%
-------------------------------------------------------------------------------------------
AUSTRALIA -- 1.6%
   News Corp., Ltd.                                                  93,400   $     759,878
   Publishing & Broadcasting, Ltd.                                   85,000         636,307
                                                                              -------------
                                                                                  1,396,185
                                                                              -------------
BRAZIL -- 0.6%
   Petroleo Brasileiro S.A. -- ADR                                   21,100         483,823
                                                                              -------------
CANADA -- 4.2%
   Canadian National Railway Co.                                      9,600         499,392
   Encana Corp.                                                      18,300         663,137
   Magna International, Inc. -- Cl. A                                 8,300         599,689
   Nortel Networks Corp.*                                            87,000         356,700
   Petro-Canada                                                       8,900         346,186
   Precision Drilling Corp.*                                         22,000         828,520
   Talisman Energy, Inc.                                              9,400         445,936
                                                                              -------------
                                                                                  3,739,560
                                                                              -------------
DENMARK -- 1.0%
   AP Moller -- Maersk A/S Cl. B                                         95         648,113
   Novo-Nordisk AS Cl. B                                              7,200         265,362
                                                                              -------------
                                                                                    913,475
                                                                              -------------
FINLAND -- 2.4%
   Nokia Corp. -- ADR                                                64,100         999,960
   Nokia OYJ                                                         46,900         722,042
   UPM-Kymmene OYJ                                                   25,800         432,353
                                                                              -------------
                                                                                  2,154,355
                                                                              -------------
FRANCE -- 4.2%
   Alcatel S.A. Cl. A*                                               44,800         530,588
   Axa S.A.                                                          50,300         847,607
   Cap Gemini S.A.*                                                  10,400         431,163
   LVMH Moet Hennessy Louis Vuitton S.A.                             10,000         621,287
   TotalFinaElf S.A.                                                  8,500       1,282,868
                                                                              -------------
                                                                                  3,713,513
                                                                              -------------
GERMANY -- 5.1%
   BASF AG                                                           15,800         693,676
   Bayerische Motoren Werke AG                                       12,200         461,034
   Deutsche Bank AG                                                   8,300         505,036
   Deutsche Post AG                                                  28,500         486,893
   Metro AG                                                          13,000         473,250
   SAP AG                                                             7,100         867,180
   Siemens AG                                                        11,100         661,061
   T-Online International AG*                                        36,900         369,129
                                                                              -------------
                                                                                  4,517,259
                                                                              -------------
HONG KONG -- 3.8%
   BOC Hong Kong Holdings, Ltd.                                     350,000         506,211
   Cheung Kong (Holdings), Ltd.                                     126,000         996,604
   CLP Holdings, Ltd.                                               149,500         656,396
   CNOOC, Ltd.                                                      331,000   $     566,356
   Henderson Land Development Co., Ltd.                             162,000         675,715
                                                                              -------------
                                                                                  3,401,282
                                                                              -------------
IRELAND -- 0.5%
   Bank of Ireland                                                   38,600         461,204
                                                                              -------------
ISRAEL -- 1.0%
   Teva Pharmaceutical Industries, Ltd. -- ADR                       15,000         857,250
                                                                              -------------
ITALY -- 2.8%
   ENI SpA                                                           43,300         661,576
   Fiat SpA*                                                         51,776         409,408
   Mediaset SpA                                                      59,400         543,710
   UniCredito Italiano SpA                                          180,500         853,417
                                                                              -------------
                                                                                  2,468,111
                                                                              -------------
JAPAN -- 22.3%
   Asahi Glass Co., Ltd.                                             54,000         371,714
   Asahi Kasei Corp.                                                170,000         640,648
   Canon, Inc.                                                       17,000         830,864
   Chugai Pharmaceutical Co., Ltd.                                   48,000         598,523
   Dai Nippon Printing Co., Ltd.                                     58,000         795,381
   DENTSU, Inc.                                                         115         478,673
   East Japan Railway Co.                                               160         774,829
   FANUC, Ltd.                                                        8,400         509,045
   Honda Motor Co., Ltd.                                             23,300         932,292
   Hoya Corp.                                                        12,000         929,150
   ITO-YOKADO Co., Ltd.                                              17,000         566,083
   KAO Corp.                                                         28,000         591,505
   KDDI Corp.                                                           150         759,970
   Keyence Corp.                                                      2,100         445,885
   Kyocera Corp.                                                      5,700         336,750
   Matsushita Electric Industrial Co., Ltd.                          58,000         698,295
   Millea Holdings, Inc.                                                 60         676,722
   Mitsubishi Estate Co., Ltd.                                       85,000         802,712
   Mitsubishi Tokyo Financial Group, Inc.                               186       1,173,790
   Murata Manufacturing Co., Ltd.                                    15,000         773,397
   Nomura Holdings, Inc.                                             66,000       1,063,420
   NTT DoCoMo, Inc.                                                     220         537,618
   Rohm Co., Ltd.                                                     3,000         389,384
   Shin-Etsu Chemical Co., Ltd.                                      22,800         857,181
   SMC Corp.                                                          6,000         632,681
   Sony Corp.                                                        15,700         548,091
   Tokyo Gas Co., Ltd.                                              175,000         581,166
   Toyota Motor Corp.                                                32,600         957,150
   UFJ Holdings, Inc.*                                                  120         471,557
                                                                              -------------
                                                                                 19,724,476
                                                                              -------------
NETHERLAND ANTILLES -- 0.4%
   Schlumberger, Ltd.                                                 8,100         392,040
                                                                              -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                   NUMBER
                                                                  OF SHARES       VALUE
-------------------------------------------------------------------------------------------
COMMON STOCK (continued)
-------------------------------------------------------------------------------------------
NETHERLANDS -- 5.0%
   ASM Lithography Holding N.V.*                                     62,100   $     815,373
   ING Groep NV                                                      56,000       1,025,829
   Koninklije (Royal) Philips Electronics NV -- ADR                  19,900         456,108
   Philips Electronics NV                                            22,700         514,431
   Royal Dutch Petroleum NY Shares                                   15,300         676,260
   STMicroelectronics N.V.                                           26,000         625,300
   TPG NV                                                            17,700         334,541
                                                                              -------------
                                                                                  4,447,842
                                                                              -------------
NORWAY -- 1.3%
   Statoil ASA                                                       75,300         674,999
   Telenor ASA                                                      103,439         460,322
                                                                              -------------
                                                                                  1,135,321
                                                                              -------------
PORTUGAL -- 0.6%
   Portugal Telecom SGPS S.A.                                        62,500         494,206
                                                                              -------------
REPUBLIC OF CHINA -- 0.5%
   Jiangsu Expressway Co., Ltd.                                   1,036,000         444,833
                                                                              -------------
RUSSIAN FEDERATION -- 0.8%
   LUKOIL Oil Co. -- ADR                                              8,700         712,530
                                                                              -------------
SINGAPORE -- 1.2%
   DBS Group Holdings, Ltd.                                          69,000         514,940
   Singapore Press Holdings, Ltd.                                    47,000         497,585
                                                                              -------------
                                                                                  1,012,525
                                                                              -------------
SOUTH KOREA -- 5.5%
   Kookmin Bank                                                      15,600         511,342
   LG Chemical, Ltd.                                                 15,100         601,295
   LG Electronics, Inc.                                              20,160         972,812
   Pohang Iron & Steel Co., Ltd.                                      4,000         459,071
   Samsung Electronics Co., Ltd. 144A -- GDR #                        6,400       1,081,600
   Samsung Heavy Industries Co., Ltd.                               122,000         469,904
   SK Telecom Co., Ltd.                                               5,000         799,896
                                                                              -------------
                                                                                  4,895,920
                                                                              -------------
SPAIN -- 0.9%
   Telefonica S.A.                                                   69,852         824,850
                                                                              -------------
SWITZERLAND -- 8.1%
   Adecco S.A. -- Reg                                                14,300         706,554
   Alcan, Inc.                                                       13,000         497,380
   Credit Suisse Group                                               39,200       1,254,127
   Holcim, Ltd.                                                      15,500         624,413
   Nestle SA Reg Shares                                               3,100         714,789
   Novartis AG                                                       25,668         993,211
   Roche Holding AG-Genusschein                                      15,200   $   1,260,336
   UBS AG                                                            19,200       1,077,328
                                                                              -------------
                                                                                  7,128,138
                                                                              -------------
TAIWAN -- 0.6%
   Chunghwa Telecom Co., Ltd -- ADR                                  36,000         504,360
                                                                              -------------
UNITED KINGDOM -- 15.4%
   BAA PLC                                                           55,000         423,989
   Barclays PLC                                                      90,012         690,528
   Berkley Group                                                     16,000         208,805
   BHP Billiton, Ltd.                                               201,400       1,336,751
   British Airways PLC*                                              97,200         268,474
   British Sky Broadcasting Group PLC*                               87,400         892,293
   Cadbury Schweppes PLC                                             71,000         436,450
   Carnival PLC                                                      14,300         456,154
   George Wimpey PLC                                                 50,000         303,205
   GlaxoSmithKline PLC                                               60,900       1,263,729
   HSBC Holdings PLC                                                105,000       1,384,237
   Kingfisher PLC                                                    39,853         172,813
   Man Group PLC                                                     42,000         909,916
   MMO2 PLC*                                                        584,000         555,472
   Persimmon                                                         32,000         286,027
   Reckitt Benckiser PLC                                             24,400         490,512
   Royal Bank of Scotland Group PLC                                  36,879         937,443
   Scottish & Newcastle PLC                                         100,000         585,228
   Tesco PLC                                                        159,500         638,634
   Vodafone Group PLC                                               715,200       1,425,880
                                                                              -------------
                                                                                 13,666,540
                                                                              -------------
UNITED STATES -- 0.6%
   GlobalSantaFe Corp.                                               23,200         555,640
                                                                              -------------
TOTAL COMMON STOCK
   (Cost: $69,654,929)                                                           80,045,238
                                                                              -------------
-------------------------------------------------------------------------------------------
PREFERRED STOCK -- 1.9%
-------------------------------------------------------------------------------------------
BRAZIL -- 1.9%
   Aracruz Celulose S.A. -- ADR                                      10,300         281,190
   Companhia de Bebidas das Americas -- ADR                          25,600         554,240
   Tele Norte Leste Participacoes S.A. (Telemar) -- ADR              58,200         811,308
                                                                              -------------
                                                                                  1,646,738
                                                                              -------------
TOTAL PREFERRED STOCK
   (Cost: $1,121,756)                                                             1,646,738
                                                                              -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                   NUMBER
                                                                  OF SHARES       VALUE
-------------------------------------------------------------------------------------------
EQUITY-LINKED SECURITIES -- 4.7%
-------------------------------------------------------------------------------------------
BAHAMAS -- 1.8%
   Credit Suisse FB Benq Corp. -- 08/14/06*                         410,000   $     567,030
   Credit Suisse FB Fubon Financial
    Holding Co., Ltd. -- 12/29/05*                                  491,000         479,707
   CSFB Quanta Computer -- 06/26/06*                                239,618         585,627
                                                                              -------------
                                                                                  1,632,364
                                                                              -------------
NETHERLAND ANTILLES -- 0.7%
   Merrill Lynch Advanced Semiconductor
    Engineering, Inc. -- 10/18/05*                                  716,000         617,908
                                                                              -------------
TAIWAN -- 1.5%
   Credit Suisse FB United
    Microelectronics Corp. -- 01/26/04*                             622,000         515,638
   UBS Nanya Technolgy Corp. -- 03/17/04*                            16,470          12,731
   UBS Taiwan Semiconductor Manufacturing Co., Ltd. --
    1/13/04*                                                        385,000         758,450
                                                                              -------------
                                                                                  1,286,819
                                                                              -------------
UNITED KINGDOM -- 0.7%
   UBS Formosa Plastics Corp. -- 05/24/04*                          425,380         612,547
                                                                              -------------
TOTAL EQUITY-LINKED SECURITIES
   (Cost: $4,209,783)                                                             4,149,638
                                                                              -------------
-------------------------------------------------------------------------------------------
RIGHT -- 0.0%
-------------------------------------------------------------------------------------------
FRANCE -- 0.0%
   Axa S.A.-Rights -- 02/27/04*
    (Cost: $6,774)                                                   50,300           2,343
                                                                              -------------
-------------------------------------------------------------------------------------------
OPTION -- 0.0%
-------------------------------------------------------------------------------------------
HONG KONG -- 0.0%

   Hong Kong P/O Morgan Stanley
    7.82 USD Put 10/07/03*
    (Cost: $26,277)                                               4,610,000   $           0
                                                                              -------------

                                                                PRINCIPAL
                                                                 AMOUNT
-------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 7.2%
-------------------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 4.3%
   Federated Prime Cash Obligated Fund**                       $  3,850,213       3,850,213
                                                                              -------------
TIME DEPOSITS -- 2.9%
   Wells Fargo Bank Nassau 0.550%, 10/01/03                       2,536,329       2,536,329
                                                                              -------------
TOTAL SHORT TERM INVESTMENTS
   (Cost: $6,386,542)                                                             6,386,542
                                                                              -------------
TOTAL INVESTMENTS -- 104.2%
   (Cost: $81,406,061)                                                           92,230,499
LIABILITIES IN EXCESS OF OTHER ASSETS -- (4.2%)                                  (3,686,053)
                                                                              -------------
NET ASSETS -- 100.0%                                                           $ 88,544,446
                                                                              =============

----------
*    Non-income producing securities.
** All of the security is purchased with cash collateral proceeds from securities loans.
# 144A Security. Certain conditions for public sale may exist. Total market value of 144A securities owned at September 30, 2003 was $1,081,600 or 1.2% of net assets.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF SEPTEMBER 30, 2003 -- UNAUDITED

INTERNATIONAL CORE GROWTH FUND

                                                     PERCENTAGE OF
INDUSTRY                                              NET ASSETS
--------                                             -------------
Advertising Services                                       0.5%
Airlines                                                   0.3
Airport Development/Maintenance                            0.5
Audio/Video Products                                       1.4
Auto/Truck Parts & Equipment -- Original                   0.7
Auto -- Cars/Light Trucks                                  3.1
Brewery                                                    1.3
Building Products -- Cement/Aggregate                      0.7
Building Products -- Doors & Windows                       0.4
Building -- Residential/Commercial                         0.9
Cable TV                                                   1.0
Cellular Telecommunications                                2.8
Chemicals -- Diversified                                   2.5
Chemicals -- Plastics                                      0.7
Commercial Banks Non-US                                    2.6
Computer Services                                          0.5
Computers                                                  0.7
Computers -- Peripheral Equipment                          0.6
Cosmetics & Toiletries                                     0.7
Cruise Lines                                               0.5
Diversified Financial Services                             0.5
Diversified Manufacturing Operations                       0.8
Diversified Minerals                                       1.5
Diversified Operations                                     0.7
Electric Products -- Miscellaneous                         1.1
Electric -- Integrated                                     0.7
Electronic Components -- Miscellaneous                     2.9
Electronic Components -- Semiconductors                    2.4
Electronic Measure Instruments                             0.5
Enterprise Software/Services                               1.0
Finance -- Investment Bankers/Brokers                      1.2
Finance -- Other Services                                  1.0
Food -- Miscellaneous/Diversified                          1.3
Food -- Retail                                             1.3
Gas -- Distribution                                        0.7
Human Resources                                            0.8
Machinery -- Electrical                                    0.7
Medical -- Drugs                                           5.9
Metal -- Aluminum                                          0.6%
Money Center Banks                                         9.1
Multi-line Insurance                                       2.1
Multimedia                                                 1.6
Office Automation & Equipment                              0.9
Oil Companies -- Exploration & Production                  1.1
Oil Companies -- Integrated                                5.5
Oil Refining & Marketing                                   0.8
Oil & Gas Drilling                                         1.6
Oil -- Field Services                                      0.4
Optical Supplies                                           1.1
Paper & Related Products                                   0.8
Petrochemicals                                             0.7
Printing -- Commercial                                     0.9
Property/Casualty Insurance                                0.8
Public Thoroughfares                                       0.5
Publishing -- Newspapers                                   0.6
Real Estate Management/Services                            0.9
Real Estate Operation/Development                          1.9
Retail -- Building Products                                0.2
Retail -- Miscellaneous/Diversified                        0.6
Semiconductor Components -- Integrated Circuits            1.4
Semiconductor Equipment                                    1.6
Shipbuilding                                               0.5
Soap & Cleaning Products                                   0.6
Steel -- Producers                                         0.5
Telecommunications Equipment                               3.0
Telecommunications Services                                2.0
Telephone -- Integrated                                    3.3
Television                                                 0.6
Transport -- Marine                                        0.7
Transport -- Rail                                          1.4
Transport -- Services                                      0.9
Web Portals/ISP                                            0.4
Short Term Investments                                     7.2
Liabilities in excess of other assets                     (4.2)
                                                         -----
NET ASSETS                                               100.0%
                                                         =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL GROWTH OPPORTUNITIES FUND

     MANAGEMENT TEAM: LORETTA J. MORRIS, Lead Portfolio Manager; ANDREW BEAL, Lead Portfolio Manager; JASON CAMPBELL, Portfolio Manager; MELISA GRIGOLITE, CFA, Portfolio Manager; LINDA BA, Investment Analyst; JON BORCHARDT, Investment Analyst; JOHN CASARIETTI, Investment Analyst; REBECCA K. HAGSTROM, CFA, Investment Analyst; CHRISTOPHER A. HERRERA, Investment Analyst; KARL RICHTENBURG, Investment Analyst; ERIC SAGMEISTER, Investment Analyst; MICHAEL J. FREDERICKS, Product Specialist

     CHIEF INVESTMENT OFFICER: HORACIO A. VALEIRAS, CFA

     GOAL: The International Growth Opportunities Fund seeks to maximize long-term capital appreciation through investments primarily in companies located outside the United States with market capitalizations predominantly in the bottom 25% of publicly traded companies as measured by the market capitalization in each country.

     MARKET OVERVIEW: During the six months ended September 30, 2003, investors bid international stock prices sharply higher in response to:

   -  Potential resolution to the conflict in Iraq

   -  Abatement of SARS in Asia

   -  Oversold conditions, particularly in Europe

     Gains were broadly based, with stocks in nearly every country and economic sector posting double-digit gains. Japanese equities showed notable strength as investors responded to increasing business confidence, improving retail sales, and declining unemployment.

     International small-cap stocks outperformed their large-cap counterparts. Small caps tend to lead out of recessions and 2003 has been no exception. During the period, the euro and the yen gained versus the US dollar, which enhanced international equity returns for US-based investors.

     PERFORMANCE: The Fund climbed 33.53% between April 1, 2003 and September 30, 2003, while the Citigroup World ex-US EMI Index rose 39.42%. For the five years ended September 30, 2003, the Fund advanced 13.18%, annualized, compared to a 5.44% gain in the index.

     PORTFOLIO SPECIFICS: The Fund did well on an absolute basis but trailed its benchmark. Underperformance was partly due to the fact that the stocks within the index with the highest earnings growth rate estimates -- the type of stocks we like to hold -- were out of favor. Stocks with higher growth expectations can be somewhat more volatile, and investors in international small caps preferred safer, lower-growth names. Additionally, near the end of the period, turmoil in the currency markets prompted a major rotation out of cyclically oriented sectors, such as technology and energy, into more defensive sectors, such as consumer staples and healthcare. This also hampered relative returns since the Fund had more exposure to cyclically oriented names than the benchmark.

     Stock selection in the United Kingdom, France, and in the producers/manufacturing and financial services sectors helped relative returns. Top-performing holdings included UK-based Man Group PLC, a publicly traded hedge fund, and Japan-based THK Co. Ltd., a supplier of linear motion guides used in manufacturing.

     MARKET OUTLOOK: Our outlook for international small-cap stocks remains positive. The prospect of improving economic growth, low inflation, and continued easy monetary policy worldwide should create a favorable climate for equities in general and small caps in particular. In addition, thin Wall Street coverage of many small caps provides the opportunity for our research-intensive investment process to add value. Looking ahead, we are confident our bottom-up approach will lead us to stocks with attractive appreciation potential for the Fund.

INTERNATIONAL GROWTH OPPORTUNITIES FUND -- UNAUDITED

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN INTERNATIONAL GROWTH OPPORTUNITIES FUND CLASS I SHARES WITH THE CITIGROUP WORLD EX-US EMI.

                            ANNUALIZED TOTAL RETURNS
                                  As of 9/30/03

          1 YEAR       5 YEARS      10 YEARS
          27.23%        13.18%        12.34%

                  INTERNATIONAL GROWTH OPPORTUNITIES    CITIGROUP WORLD
                  FUND CLASS I SHARES                   EX-US EMI
  6/7/1990                               $   250,000         $  250,000
 6/30/1990                               $   253,508         $  253,863
 7/31/1990                               $   262,592         $  266,420
 8/31/1990                               $   231,248         $  232,870
 9/30/1990                               $   197,794         $  198,587
10/31/1990                               $   227,469         $  231,929
11/30/1990                               $   209,211         $  210,504
12/31/1990                               $   206,310         $  208,433
 1/31/1991                               $   209,432         $  205,797
 2/28/1991                               $   232,917         $  235,149
 3/31/1991                               $   224,307         $  226,695
 4/30/1991                               $   226,378         $  230,272
 5/31/1991                               $   225,593         $  226,149
 6/30/1991                               $   212,832         $  214,382
 7/31/1991                               $   220,948         $  219,428
 8/31/1991                               $   214,702         $  210,485
 9/30/1991                               $   230,018         $  226,356
10/31/1991                               $   231,797         $  228,164
11/30/1991                               $   220,956         $  214,288
12/31/1991                               $   230,619         $  221,894
 1/31/1992                               $   228,690         $  218,788
 2/29/1992                               $   222,706         $  214,702
 3/31/1992                               $   209,707         $  200,187
 4/30/1992                               $   211,266         $  201,674
 5/31/1992                               $   225,491         $  217,150
 6/30/1992                               $   218,712         $  208,395
 7/31/1992                               $   209,577         $  195,857
 8/31/1992                               $   215,075         $  203,670
 9/30/1992                               $   210,436         $  197,363
10/31/1992                               $   199,500         $  185,219
11/30/1992                               $   199,946         $  185,596
12/31/1992                               $   202,112         $  188,269
 1/31/1993                               $   202,685         $  189,926
 2/28/1993                               $   206,968         $  196,666
 3/31/1993                               $   223,098         $  216,510
 4/30/1993                               $   245,660         $  236,410
 5/31/1993                               $   258,885         $  248,949
 6/30/1993                               $   252,215         $  239,385
 7/31/1993                               $   256,612         $  246,765
 8/31/1993                               $   272,864         $  259,473
 9/30/1993                               $   263,732         $  254,051
10/31/1993                               $   260,312         $  253,147
11/30/1993                               $   238,402         $  231,967
12/31/1993                               $   254,717         $  246,897
 1/31/1994                               $   280,393         $  271,597
 2/28/1994                               $   279,781         $  273,480
 3/31/1994                               $   274,076         $  268,999
 4/30/1994                               $   283,857         $  277,076
 5/31/1994                               $   279,985         $  273,104
 6/30/1994                               $   284,876         $  278,846
 7/31/1994                               $   287,728         $  282,028
 8/31/1994                               $   294,453         $  285,021
 9/30/1994                               $   288,340         $  276,888
10/31/1994                               $   294,453         $  281,915
11/30/1994                               $   279,985         $  264,311
12/31/1994                               $   276,653         $  267,870
 1/31/1995                               $   265,298         $  259,172
 2/28/1995                               $   259,724         $  255,369
 3/31/1995                               $   270,253         $  266,269
 4/30/1995                               $   281,195         $  274,252
 5/31/1995                               $   277,892         $  269,451
 6/30/1995                               $   274,382         $  266,138
 7/31/1995                               $   292,344         $  281,651
 8/31/1995                               $   289,247         $  274,516
 9/30/1995                               $   293,376         $  276,662
10/31/1995                               $   282,641         $  268,698
11/30/1995                               $   285,944         $  271,541
12/31/1995                               $   293,257         $  281,952
 1/31/1996                               $   297,214         $  286,979
 2/29/1996                               $   300,963         $  291,441
 3/31/1996                               $   313,460         $  298,162
 4/30/1996                               $   327,206         $  313,864
 5/31/1996                               $   330,331         $  311,322
 6/30/1996                               $   333,246         $  311,360
 7/31/1996                               $   319,500         $  299,574
 8/31/1996                               $   322,624         $  302,605
 9/30/1996                               $   329,914         $  304,300
10/31/1996                               $   330,955         $  303,095
11/30/1996                               $   346,856         $  308,065
12/31/1996                               $   346,835         $  302,398
 1/31/1997                               $   356,599         $  295,865
 2/28/1997                               $   361,268         $  300,836
 3/31/1997                               $   361,481         $  296,844
 4/30/1997                               $   359,358         $  292,420
 5/31/1997                               $   383,980         $  311,172
 6/30/1997                               $   409,452         $  318,194
 7/31/1997                               $   425,796         $  313,374
 8/31/1997                               $   408,178         $  300,007
 9/30/1997                               $   437,258         $  305,335
10/31/1997                               $   406,268         $  293,267
11/30/1997                               $   398,120         $  280,164
12/31/1997                               $   395,704         $  273,970
 1/31/1998                               $   405,100         $  285,398
 2/28/1998                               $   446,979         $  306,691
 3/31/1998                               $   495,301         $  321,112
 4/30/1998                               $   521,878         $  323,560
 5/31/1998                               $   534,764         $  329,584
 6/30/1998                               $   536,107         $  319,964
 7/31/1998                               $   547,289         $  317,761
 8/31/1998                               $   460,817         $  278,771
 9/30/1998                               $   454,523         $  271,503
10/31/1998                               $   472,584         $  290,688
11/30/1998                               $   505,474         $  300,007
12/31/1998                               $   539,504         $  307,256
 1/31/1999                               $   582,111         $  306,314
 2/28/1999                               $   571,044         $  300,365
 3/31/1999                               $   584,324         $  311,661
 4/30/1999                               $   619,184         $  328,549
 5/31/1999                               $   595,114         $  319,926
 6/30/1999                               $   660,961         $  330,827
 7/31/1999                               $   717,955         $  343,215
 8/31/1999                               $   764,712         $  348,524
 9/30/1999                               $   787,399         $  347,696
10/31/1999                               $   841,073         $  344,232
11/30/1999                               $ 1,033,636         $  355,980
12/31/1999                               $ 1,230,678         $  379,476
 1/31/2000                               $ 1,269,363         $  370,100
 2/29/2000                               $ 1,604,446         $  385,595
 3/31/2000                               $ 1,424,659         $  387,157
 4/30/2000                               $ 1,278,826         $  363,511
 5/31/2000                               $ 1,196,725         $  357,222
 6/30/2000                               $ 1,290,515         $  380,380
 7/31/2000                               $ 1,254,056         $  367,332
 8/31/2000                               $ 1,315,006         $  378,629
 9/30/2000                               $ 1,233,183         $  360,348
10/31/2000                               $ 1,138,002         $  340,448
11/30/2000                               $ 1,028,242         $  326,440
12/31/2000                               $ 1,081,308         $  340,297
 1/31/2001                               $ 1,059,500         $  343,648
 2/28/2001                               $   992,259         $  330,149
 3/31/2001                               $   886,127         $  304,034
 4/30/2001                               $   939,920         $  325,743
 5/31/2001                               $   933,378         $  324,961
 6/30/2001                               $   886,854         $  313,295
 7/31/2001                               $   864,683         $  305,086
 8/31/2001                               $   831,244         $  304,080
 9/30/2001                               $   745,830         $  265,036
10/31/2001                               $   773,453         $  275,955
11/30/2001                               $   788,355         $  286,469
12/31/2001                               $   799,259         $  286,927
 1/31/2002                               $   777,815         $  280,386
 2/28/2002                               $   783,630         $  285,601
 3/31/2002                               $   825,792         $  304,165
 4/30/2002                               $   829,790         $  310,309
 5/31/2002                               $   846,146         $  321,883
 6/30/2002                               $   806,528         $  310,263
 7/31/2002                               $   738,560         $  283,146
 8/31/2002                               $   730,564         $  281,193
 9/30/2002                               $   663,323         $  255,604
10/31/2002                               $   665,504         $  260,358
11/30/2002                               $   685,131         $  269,783
12/31/2002                               $   676,044         $  266,006
 1/31/2003                               $   651,692         $  259,995
 2/28/2003                               $   641,152         $  255,809
 3/31/2003                               $   632,065         $  254,120
 4/30/2003                               $   684,404         $  279,075
 5/31/2003                               $   744,376         $  302,768
 6/30/2003                               $   759,641         $  313,063
 7/31/2003                               $   784,720         $  323,519
 8/31/2003                               $   829,427         $  338,563
 9/30/2003                               $   843,965         $  354,306

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Citigroup World ex-US EMI Index for the periods indicated. Performance is shown for Class I shares only. The Fund's Class II shares have less than a year's performance. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Fund's performance includes historical performance of comparable managed institutional separate accounts managed by the Investment Adviser prior to the Nicholas-Applegate Mutual Fund's inception. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The Citigroup (formerly Salomon Smith Barney) World ex-US Extended Market Index
(EMI) is a world market capitalization weighted index measuring capital appreciation excluding the U.S. Major corporate events such as extraordinary dividends, spin-offs, scrip issues in other securities, and shares repurchased via tender offers are accounted for in the calculation. Company eligibility is determined based upon market capitalization and investability criteria, representing capitalizations equal to or greater than US $100 Million. The index is unmanaged and does not include dividends; however, total rates of return, including all payments to shareholders, are calculated and published each month-end. The EMI defines the small-capitalization stock universe or bottom 20% of the available capital and includes approximately 75% of the Broad Market Index issues.

The unmanaged index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. You may have a gain or loss when you sell your shares.

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2003 -- UNAUDITED

INTERNATIONAL GROWTH OPPORTUNITIES FUND

                                                                   NUMBER
                                                                  OF SHARES       VALUE
-------------------------------------------------------------------------------------------
COMMON STOCK -- 98.4%
-------------------------------------------------------------------------------------------
AUSTRALIA -- 1.1%
   BHP Steel, Ltd.                                                  186,764   $     633,320
   Paperlinx, Ltd.                                                   98,200         360,249
                                                                              -------------
                                                                                    993,569
                                                                              -------------
AUSTRIA -- 0.9%
   Erste Bank Der Oester Spark AG                                     7,900         799,015
                                                                              -------------
BELGIUM -- 0.5%
   Colruyt S.A.                                                       5,600         483,242
                                                                              -------------
BERMUDA -- 1.0%
   Golar LNG, Ltd.*                                                  40,700         458,574
   Kerry Properties, Ltd.                                           297,000         404,627
                                                                              -------------
                                                                                    863,201
                                                                              -------------
CANADA -- 11.7%
   AGF Management, Ltd. Cl. B                                        53,000         634,295
   Canadian Pacific Railway, Ltd.                                    29,800         706,015
   Cequel Energy, Inc.*                                              51,800         259,106
   CI Fund Management, Inc.                                          40,600         419,103
   Compton Petroleum Corp.*                                          50,400         212,887
   Cott Corp.*                                                       28,100         657,821
   CP Ships, Ltd.                                                    31,900         673,719
   Ensign Resource Service Group, Inc.                               18,700         275,210
   Esprit Exploration, Ltd.*                                        102,900         196,539
   Finning International, Inc.                                       16,600         392,412
   IPSO, Inc.                                                        50,500         611,486
   Ketch Resources, Ltd.*                                            18,600          86,835
   Kingsway Financial Services, Inc.*                                39,600         372,253
   Olympia Energy, Inc.*                                             38,200          80,111
   Precision Drilling Corp.*                                         24,000         903,840
   Progress Energy, Ltd.*                                            34,300         250,365
   Rona, Inc.*                                                       45,700         711,179
   Stake Technology, Ltd.*                                           68,000         629,680
   Teck Cominco, Ltd. Cl. B                                          51,980         555,064
   Tesco Corp.*                                                      21,100         170,432
   WestJet Airlines, Ltd.*                                           47,000         846,345
   Ultra Petroleum Corp.*                                            58,500         816,075
                                                                              -------------
                                                                                 10,460,772
                                                                              -------------
DENMARK -- 1.2%
   Jyske Bank-Reg*                                                   18,700         803,582
   Vestas Wind Systems AS                                            18,000         300,649
                                                                              -------------
                                                                                  1,104,231
                                                                              -------------
FINLAND -- 0.4%
   Sampo OYJ Cl.A                                                    47,800         386,875
                                                                              -------------
FRANCE -- 5.3%
   Dassault Systems S.A.                                             10,600         371,561
   Essilor International                                             15,100         653,096
   Flamel Technologies S.A. -- ADR*                                  22,000         741,620
   Gemplus International S.A.*                                      261,700         451,049
   Groupe Air France                                                 27,869   $     425,808
   Ipsos                                                              4,300         316,979
   JC Decaux S.A.*                                                   52,500         737,946
   Valeo S.A.                                                        14,336         523,388
   Vinci S.A.                                                         6,500         468,178
                                                                              -------------
                                                                                  4,689,625
                                                                              -------------
GERMANY -- 5.7%
   Continental AG                                                    20,900         608,477
   Epcos AG*                                                         23,900         400,513
   Fraport AG*                                                       16,600         449,265
   GFK AG                                                            17,900         448,385
   HeidelbergCement AG*                                              15,500         568,592
   Infineon Technologies AG*                                         49,000         640,246
   KarstadtQuelle AG                                                 16,800         428,852
   Medion AG                                                         13,800         540,782
   MG Technologies AG                                                48,100         569,111
   SGL Carbon AG*                                                    22,300         385,387
                                                                              -------------
                                                                                  5,039,610
                                                                              -------------
GREECE -- 1.1%
   Coca-Cola Hellenic Bottling Co. S.A.                              19,500         369,244
   Titan Cement Co. S.A.                                             15,930         578,800
                                                                              -------------
                                                                                    948,044
                                                                              -------------
HONG KONG -- 4.6%
   ASM Pacific Technology, Ltd.                                     140,500         475,361
   Cathay Pacific Airways, Ltd.                                     398,000         673,287
   China Resources Cement Holding, Ltd.*                              3,600             999
   China Resources Enterprise, Ltd.                                  36,000          39,051
   Dah Sing Financial Group                                          92,000         564,322
   Denway Motors, Ltd.                                              534,000         324,104
   First Pacific Co., Ltd.*                                       1,700,000         294,171
   Hysan Development Co., Ltd.                                      304,000         392,572
   TCL International Holdings, Ltd.                               1,500,000         450,360
   Television Broadcasting, Ltd.                                     79,000         357,060
   Wing Hang Bank, Ltd.                                              98,000         518,867
                                                                              -------------
                                                                                  4,090,154
                                                                              -------------
INDIA -- 0.6%
   Ranbaxy Laboratories, Ltd. -- GDR                                 25,980         563,246
                                                                              -------------
IRELAND -- 1.9%
   Anglo Irish Bank Corp. PLC                                        99,000       1,068,742
   Grafton Group PLC                                                 70,000         394,550
   Greencore Group PLC                                               66,000         216,431
                                                                              -------------
                                                                                  1,679,723
                                                                              -------------
ISRAEL -- 0.6%
   Taro Pharmaceuticals Industries, Ltd.*                             9,300         524,148
                                                                              -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                   NUMBER
                                                                  OF SHARES       VALUE
-------------------------------------------------------------------------------------------
COMMON STOCK  (continued)
-------------------------------------------------------------------------------------------
ITALY -- 3.3%
   Banca Nazionale del Lavoro*                                      220,000   $     434,261
   Banco Popolare Di Verona e Novara Scrl                            42,000         590,846
   Impregilo SpA                                                  1,105,000         673,011
   Italcementi SpA                                                   54,400         625,279
   Saipem SpA                                                        77,700         585,441
                                                                              -------------
                                                                                  2,908,838
                                                                              -------------
JAPAN -- 21.6%
   Advantest Corp.                                                    8,800         583,700
   Aioi Insurance Co., Ltd.                                         186,000         559,424
   Bank of Yokohama, Ltd.                                           187,000         713,082
   Capcom Co., Ltd.                                                  40,000         494,831
   Disco Corp.                                                       10,800         513,342
   Eneserve Corp.                                                    10,700         388,864
   Funai Electric Co., Ltd.                                           6,200         826,926
   Hogy Medical Co., Ltd.                                            16,400         647,397
   JSR Corp.                                                         55,000         885,199
   Kamigumi Co.                                                      63,000         397,010
   Keihin Electric Express Railway Co., Ltd.                        107,000         583,297
   Kobe Steel, Ltd.*                                                335,000         380,835
   Marui Co., Ltd.                                                   45,000         563,935
   Matsui Securities Co., Ltd.                                       23,300         359,151
   Meitec Corp.                                                      12,300         451,417
   Mitsui Mining & Smelting Co.                                     248,000         879,094
   Nichii Gakkan Co.                                                 15,180         815,289
   Nidec Corp.                                                        8,300         690,212
   Nippon Electric Glass Co.                                         63,000         967,149
   Nitto Denko Corp.                                                 21,100         912,259
   NSK, Ltd.                                                        218,000         854,711
   Sega Corp.*                                                       43,000         436,486
   Shimano, Inc.                                                     33,000         623,282
   Sumitomo Trust & Banking Co., Ltd.                               159,000         774,256
   The Bank of Fukuoka, Ltd.                                        120,000         515,598
   THK Co., Ltd.                                                     50,100         861,945
   Toho Gas Co., Ltd.                                                87,000         251,542
   Tokyo Broadcasting System, Inc.                                   51,000         703,952
   UMC Japan*                                                           252         288,735
   Uni-Charm Corp.                                                    7,000         330,842
   Victor Company of Japan, Ltd.*                                    52,000         485,020
   Yokogawa Electric Corp.                                           59,000         565,099
                                                                              -------------
                                                                                 19,303,881
                                                                              -------------
LUXEMBOURG -- 0.6%
   Tenaris S.A.                                                      12,272          32,023
   Tenaris S.A. -- ADR                                               17,826         469,180
                                                                              -------------
                                                                                    501,203
                                                                              -------------
NETHERLANDS -- 1.9%
   ASM Lithography Holding N.V.*                                     41,500         544,895
   Fugro NV                                                           7,500         370,414
   IHC Caland NV                                                      6,000   $     308,839
   Vedior NV -- CVA                                                  40,837         497,443
                                                                              -------------
                                                                                  1,721,591
                                                                              -------------
NORWAY -- 1.0%
   Frontline, Ltd.                                                   28,000         468,261
   Smedvig ASA Cl. B                                                 78,000         410,125
                                                                              -------------
                                                                                    878,386
                                                                              -------------
REPUBLIC OF CHINA -- 1.4%
   Byd Co., Ltd. Cl. H                                              268,000         681,784
   Sinopec Shanghai Petro Co., Ltd. Ser. H                        2,600,000         550,634
                                                                              -------------
                                                                                  1,232,418
                                                                              -------------
RUSSIAN FEDERATION -- 0.5%
   AO VimpelCom -- ADR*                                               7,700         468,622
                                                                              -------------
SINGAPORE -- 1.4%
   Neptune Orient Lines, Ltd.*                                      545,000         614,822
   Singapore Exchange, Ltd.                                         600,000         631,743
                                                                              -------------
                                                                                  1,246,565
                                                                              -------------
SOUTH KOREA -- 3.5%
   Daegu Bank                                                        80,000         338,391
   Korean Air Co., Ltd.                                              28,000         329,870
   LG Home Shopping, Inc.                                             4,900         275,642
   Samsung Electro Mechanics Co., Ltd.                               16,150         495,670
   Samsung SDI Co., Ltd.                                              4,700         396,383
   Shinsegae Co., Ltd.                                                2,000         353,867
   SK Corp.                                                          26,360         390,765
   You Eal Electronics Co., Ltd.                                     19,800         572,404
                                                                              -------------
                                                                                  3,152,992
                                                                              -------------
SPAIN -- 1.5%
   Iberia Lineas Aereas de Espana S.A.                              255,600         526,856
   Red Electrica De Espana S.A.                                      33,700         445,435
   Sol Melia S.A.                                                    44,500         318,190
                                                                              -------------
                                                                                  1,290,481
                                                                              -------------
SWEDEN -- 2.2%
   AB SKF Cl. B                                                      19,900         627,712
   Autoliv, Inc.                                                     16,300         489,923
   Elekta AB Cl. B*                                                  54,500         873,646
                                                                              -------------
                                                                                  1,991,281
                                                                              -------------
SWITZERLAND -- 4.1%
   Actelion, Ltd.*                                                    7,900         677,476
   Julius Baer Holdings AG Cl. B                                      1,700         489,172
   Saurer AG-Reg*                                                    16,440         597,547
   SEZ Holdings AG*                                                  12,000         346,206

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                   NUMBER
                                                                  OF SHARES       VALUE
-------------------------------------------------------------------------------------------
COMMON STOCK  (continued)
-------------------------------------------------------------------------------------------
SWITZERLAND  (CONTINUED)
   SGS Societe Generale de Surveillance Holding S.A.                  1,900   $     989,853
   Swiss Life Holding*                                                4,150         565,652
                                                                              -------------
                                                                                  3,665,906
                                                                              -------------
TAIWAN -- 0.9%
   Benq Corp.                                                       278,400         385,109
   Siliconware Precision Industries Co. -- ADR*                     112,000         446,880
                                                                              -------------
                                                                                    831,989
                                                                              -------------
UNITED KINGDOM -- 17.9%
   Acambis PLC*                                                      24,992         127,264
   Antofagasta PLC                                                   20,000         296,726
   Arm Holdings PLC*                                                252,100         410,462
   Barrat Developments PLC                                           70,900         598,390
   BBA Group PLC                                                    162,949         662,596
   Burberry Group PLC                                                70,000         378,550
   Capital Radio PLC                                                 56,800         445,887
   Cattles PLC                                                      112,000         610,332
   Close Brothers Group PLC                                          55,600         660,473
   Daily Mail & General Trust NV Cl. A                               53,000         471,310
   easyJET PLC*                                                     117,300         428,254
   Exel PLC                                                          56,600         622,983
   Friends Provident PLC                                            309,200         660,111
   GKN PLC                                                           65,000         259,448
   Hilton Group PLC                                                 187,200         559,048
   Intertek Group PLC                                                36,000         306,229
   Kidde PLC                                                         10,200          17,370
   Man Group PLC                                                     43,800         948,912
   Manchester United PLC                                            100,962         328,767
   MFI Furniture Group PLC                                          130,200         400,181
   Misys PLC                                                         59,874         281,016
   Peninsular & Oriental Steam Navigation Co.                       263,400       1,085,280
   Punch Taverns PLC                                                 80,000         400,065
   Rexam PLC                                                         64,782         427,286
   Schroders PLC                                                     48,100         536,218
   SIG PLC                                                           82,000         432,545
   SkyePharma PLC*                                                  882,000         835,252
   SMG PLC                                                          150,000         229,273
   Smiths Group PLC                                                  38,700         430,141
   Taylor Nelson Sofres PLC                                         164,300         517,274
   Taylor Woodrow Ord                                               161,500         621,152
   Telewest Communications PLC*                                  15,455,037         490,431
   Tullow Oil PLC*                                                  184,856         230,340
   Xstrata PLC                                                       40,000         308,688
                                                                              -------------
                                                                                 16,018,254
                                                                              -------------
TOTAL COMMON STOCK
   (Cost: $73,913,621)                                                           87,837,862
                                                                              -------------
-------------------------------------------------------------------------------------------
PREFERRED STOCK -- 1.1%
-------------------------------------------------------------------------------------------
GERMANY -- 1.1%
   Porsche AG                                                           900   $     378,802
   ProSiebenSat.1 Media AG                                           50,000         571,794
                                                                              -------------
                                                                                    950,596
                                                                              -------------
TOTAL PREFERRED STOCK
   (Cost: $811,267)                                                                 950,596
                                                                              -------------
-------------------------------------------------------------------------------------------
EQUITY-LINKED SECURITIES -- 1.2%
-------------------------------------------------------------------------------------------
BAHAMAS -- 0.7%
   CSFB Compal Electronics -- 06/26/06*                             459,203         646,099
                                                                              -------------
INDIA -- 0.5%
   UBS AG Hyb Satyam Computers Services, Ltd. -- 01/08/04*           83,000         460,733
                                                                              -------------
TOTAL EQUITY-LINKED SECURITIES
   (Cost: $960,911)                                                               1,106,832
                                                                              -------------
-------------------------------------------------------------------------------------------
OPTION -- 0.0%
-------------------------------------------------------------------------------------------
HONG KONG -- 0.0%
   Hong Kong P/O Morgan Stanley*
    7.82 USD Put 10/07/03
    (Cost: $10,545)                                               1,850,000               0
                                                                              -------------

                                                                PRINCIPAL
                                                                 AMOUNT
-------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 9.9%
-------------------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 9.5%
   Federated Prime Cash
    Obligated Fund**                                           $  8,499,617       8,499,617
                                                                              -------------
TIME DEPOSITS -- 0.4%
   Brown Brothers Harriman & Co.
    0.550%, 10/01/03                                                324,012         324,012
                                                                              -------------
TOTAL SHORT TERM INVESTMENTS
   (Cost: $8,823,629)                                                             8,823,629
                                                                              -------------
TOTAL INVESTMENTS -- 110.6%
   (Cost: $84,519,973)                                                           98,718,919
LIABILITIES IN EXCESS OF OTHER
   ASSETS -- (10.6%)                                                             (9,445,942)
                                                                              -------------
NET ASSETS -- 100.0%                                                          $  89,272,977
                                                                              =============

----------

*    Non-income producing securities.
** All of the security is purchased with cash collateral proceeds from securities loans.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF SEPTEMBER 30, 2003 -- UNAUDITED

INTERNATIONAL GROWTH OPPORTUNITIES FUND

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
--------                                              -------------
Advertising Services                                     1.8%
Airlines                                                 3.6
Airport Development/Maintenance                          0.5
Apparel Manufacturers                                    0.4
Applications Software                                    0.3
Audio/Video Products                                     1.1
Auto/Truck Parts & Equipment -- Original                 1.4
Auto -- Cars/Light Trucks                                0.8
Batteries/Battery Systems                                0.8
Beverages -- non-Alcoholic                               1.1
Bicycle Manufacturing                                    0.7
Building & Construction -- Miscellaneous                 0.7
Building Products -- Air & Heating                       0.5
Building Products -- Cement/Aggregate                    2.0
Building -- Heavy Construction                           1.3
Building -- Residential/Commercial                       0.7
Cellular Telecommunications                              0.5
Chemicals -- Diversified                                 1.0
Chemicals -- Specialty                                   0.4
Commercial Banks Non-US                                  6.7
Commercial Services                                      2.4
Computer Aided Design                                    0.4
Computer Data Security                                   0.5
Computer Services                                        0.5
Computers                                                0.7
Computers -- Integrated Systems                          0.5
Computers -- Peripheral Equipment                        0.4
Consulting Services                                      0.5
Containers -- Metal/Glass                                0.5
Cooperative Banks                                        0.7
Cosmetics & Toiletries                                   0.4
Distribution/Wholesale                                   0.6
Diversified Financial Services                           0.4
Diversified Manufacturing Operations                     1.2
Diversified Minerals                                     1.3
Diversified Operations                                   1.0
Electric Products -- Miscellaneous                       0.9
Electric -- Integrated                                   0.3
Electric -- Transmission                                 0.5
Electronic Components -- Miscellaneous                   2.5
Electronic Components -- Semiconductors                  1.5%
Electronic Measure Instruments                           1.3
Engineering/R & D Services                               0.4
Entertainment Software                                   0.6
Finance -- Consumer Loans                                0.7
Finance -- Investment Bankers/Brokers                    0.7
Finance -- Other Services                                1.8
Food -- Flour & Grain                                    0.7
Food -- Miscellaneous/Diversified                        0.2
Food -- Retail                                           0.5
Gambling (Non-Hotel)                                     0.6
Gas -- Distribution                                      0.3
Home Furnishings                                         0.5
Hotels & Motels                                          0.4
Human Resources                                          0.6
Insurance Brokers                                        0.6
Internet Brokers                                         0.4
Investment Management/Advisor Services                   1.8
Life/Health Insurance                                    1.4
Machinery Tools & Related Products                       1.9
Machinery -- Electrical                                  1.3
Machinery -- General Industry                            0.7
Marine Services                                          0.4
Medical Instruments                                      1.0
Medical Products                                         0.7
Medical -- Drugs                                         3.3
Medical -- Generic Drugs                                 0.6
Metal Processors & Fabrication                           1.7
Metal -- Diversified                                     1.0
Money Center Banks                                       1.8
Multimedia                                               0.8
Oil Companies -- Exploration & Production                2.1
Oil Refining & Marketing                                 0.4
Oil & Gas Drilling                                       1.3
Oil-Field Services                                       1.9
Optical Supplies                                         0.7
Paper & Related Products                                 0.4
Petrochemicals                                           0.6
Power Conversion/Supply Equipment                        0.8
Professional Sports                                      0.4

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                    PERCENTAGE OF
INDUSTRY                                             NET ASSETS
--------                                            -------------
Property/Casualty Insurance                              0.4%
Protection -- Safety                                     0.0
Publishing -- Newspapers                                 0.5
Radio                                                    0.5
Real Estate Operation/Development                        0.9
Retail -- Building Products                              1.2
Retail -- Major Department Stores                        1.5
Retail -- Miscellaneous/Diversified                      0.3
Retail -- Pubs                                           0.5
Rubber & Vinyl                                           1.0
Rubber -- Tires                                          0.7
Semiconductor Equipment                                  1.5
Steel -- Producers                                       1.8
Telephone -- Integrated                                  0.6%
Television                                               0.7
Toys                                                     0.5
Transport -- Marine                                      3.7
Transport -- Rail                                        1.4
Transport -- Services                                    0.7
Warehousing & Harbor Transportation
 Services                                                0.4
Wireless Equipment                                       0.6
Short Term Investments                                   9.9
Liabilities in excess of other assets                  (10.6)
                                                       -----
NET ASSETS                                             100.0%
                                                       =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL SYSTEMATIC FUND

     MANAGEMENT TEAM: STACEY R. NUTT, PH.D., Portfolio Manager; DAVID J. PAVAN, CFA, Portfolio Manager; ANTONIO RAMOS, Investment Analyst; DAVID VAUGHN, CFA, Investment Analyst; MARK P. ROEMER, Product Specialist

     CHIEF INVESTMENT OFFICER: HORACIO A. VALEIRAS, CFA

     GOAL: The International Systematic Fund seeks to maximize long-term capital appreciation through investments in companies located throughout the world. Investment opportunities are identified by applying a multidimensional research process that integrates a proprietary quantitative model overlaid with fundamental analysis.

     MARKET OVERVIEW: During the six months ended September 30, 2003, equity markets in developed non-US countries delivered impressive gains. Factors that contributed to the sharp ascent included:

   - Increased optimism for improving economic conditions in the United States and overseas

   -  Potential resolution to the conflict in Iraq

   -  Diminished threat of SARS in Asia

     The advance among international markets was broadly based. Stock prices in Singapore, Greece, and Germany were particularly strong. The Japanese market also turned in solid gains amid signs that economic reforms were finally taking shape. During the period, value stocks outperformed growth stocks in international markets. Continuing a theme of the last few years, both the euro and the yen strengthened versus the US dollar, which enhanced international equity returns for US-dollar-based investors.

     PERFORMANCE: For the six-month period ended September 30, 2003, the Fund rose 30.40%, reflecting a modest outperformance versus the MSCI EAFE Index, which gained 29.34%.

     PORTFOLIO SPECIFICS: Nearly every country and sector of investment made a positive contribution to the Fund's return. Relative to the benchmark, holdings in Sweden and Spain and in the consumer durables and producers/manufacturing sectors had the most favorable effect on performance. Positions in Switzerland and France and in the healthcare and consumer non-durables sectors were the main detractors from relative results.

     Holdings that had the most beneficial impact on relative performance were Japan-based Toyota Industries, an affiliate of Toyota Motor that makes forklifts and compressors; Sweden-based Volvo AB, a producer of trucks, buses, and construction equipment; and UK-based J. Sainsbury PLC, a food retailer. Banco Santander Central Hispano, S.A., a global financial services firm headquartered in Spain, also outperformed. The company has enjoyed strong trading income as a result of renewed investor interest in the equity markets.

     At the end of the period, the Fund remained well diversified. All country and sector allocations were within +/-5% of the benchmark's weightings, with the exception of utilities where we had a 5.2% overweight.

     MARKET OUTLOOK: While we are pleased with this period's strong equity gains, our outlook for the future is one of cautious optimism. A key risk to the international equity markets is the weak US employment market. Although this statistic is a lagging indicator, we believe a pickup in US job growth is necessary to sustain a global economic recovery.

     Regardless of how events unfold, we will continue to adhere to our disciplined investment process, which combines quantitative factors with traditional, fundamental insights. By doing so, we are confident we will uncover stocks with superior return prospects for the Fund.

INTERNATIONAL SYSTEMATIC FUND -- UNAUDITED

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN INTERNATIONAL SYSTEMATIC FUND CLASS I SHARES WITH THE MSCI EAFE INDEX.

                            ANNUALIZED TOTAL RETURNS
                                  As of 9/30/03

                        SINCE
          1 YEAR      INCEPTION
          28.29%       - 2.06%

                   INTERNATIONAL SYSTEMATIC FUND        MSCI EAFE
                   CLASS I SHARES                       INDEX
  5/8/2001                            $  250,000       $  250,000
 5/31/2001                            $  245,800       $  238,625
 6/30/2001                            $  238,200       $  228,865
 7/31/2001                            $  231,600       $  224,700
 8/31/2001                            $  229,600       $  219,015
 9/30/2001                            $  207,000       $  196,829
10/31/2001                            $  215,200       $  201,868
11/30/2001                            $  224,400       $  209,317
12/31/2001                            $  224,424       $  210,551
 1/31/2002                            $  215,165       $  199,371
 2/28/2002                            $  215,970       $  200,767
 3/31/2002                            $  227,443       $  211,628
 4/30/2002                            $  230,865       $  213,025
 5/31/2002                            $  237,306       $  215,730
 6/30/2002                            $  228,852       $  207,144
 7/31/2002                            $  207,919       $  186,699
 8/31/2002                            $  207,315       $  186,270
 9/30/2002                            $  185,376       $  166,264
10/31/2002                            $  194,031       $  175,193
11/30/2002                            $  206,137       $  183,147
12/31/2002                            $  198,014       $  176,993
 1/31/2003                            $  191,312       $  169,612
 2/28/2003                            $  186,844       $  165,728
 3/31/2003                            $  182,376       $  162,596
 4/30/2003                            $  202,888       $  178,725
 5/31/2003                            $  218,526       $  189,717
 6/30/2003                            $  222,791       $  194,403
 7/31/2003                            $  228,274       $  199,146
 8/31/2003                            $  230,915       $  203,986
 9/30/2003                            $  237,820       $  210,309

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Morgan Stanley Capital International Europe, Australasia, Far East Index ("MSCI EAFE") over the periods indicated. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The MSCI EAFE Index is an unmanaged index of over 900 companies, and is a generally accepted benchmark for major overseas markets. Index weightings represent the relative capitalizations of the major overseas markets included in the index on a U.S. dollar adjusted basis. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. You may have a gain or loss when you sell your shares.

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2003 -- UNAUDITED

INTERNATIONAL SYSTEMATIC FUND

                                                                   NUMBER
                                                                  OF SHARES       VALUE
-------------------------------------------------------------------------------------------
COMMON STOCK -- 98.3%
-------------------------------------------------------------------------------------------
AUSTRALIA -- 4.5%
   BHP Steel, Ltd.                                                   14,400   $      48,831
   Boral, Ltd.                                                       14,000          49,654
   Macquarie Goodman Industrial Trust                                99,800         100,649
   News Corp., Ltd.                                                   4,800          39,052
   Santos, Ltd.                                                       4,756          18,413
   Westfield Trust                                                   30,300          67,063
   Westfield Trust -- New Units                                         914           1,998
                                                                              -------------
                                                                                    325,660
                                                                              -------------
BELGIUM -- 1.9%
   Delhaize Group                                                       600          24,456
   Groupe Bruxelles Lambert S.A.                                        400          19,169
   KBC Bankverzekeringsholding                                        1,366          52,018
   Union Miniere S.A.                                                   700          40,759
                                                                              -------------
                                                                                    136,402
                                                                              -------------
BERMUDA -- 0.4%
   Orient Overseas International, Ltd.                               12,000          27,118
                                                                              -------------
DENMARK -- 1.5%
   Danske Bank A/S                                                    3,000          57,166
   TDC A/S                                                            1,696          52,134
                                                                              -------------
                                                                                    109,300
                                                                              -------------
FINLAND -- 1.1%
   Nokia OYJ                                                          3,644          56,101
   UPM-Kymmene OYJ                                                    1,300          21,785
                                                                              -------------
                                                                                     77,886
                                                                              -------------
FRANCE -- 5.4%
   Alcatel S.A. Cl. A*                                                5,200          61,586
   Axa S.A.                                                           5,900          99,421
   Bouygues S.A.                                                        800          21,064
   European Aeronautic Defence & Space Co.                            1,639          25,271
   France Telecom S.A.*                                               2,100          48,300
   Renault S.A.                                                         657          38,868
   Sagem S.A.                                                           200          18,738
   Societe Generale Cl. A                                               611          40,700
   TotalFinaElf S.A.                                                    251          37,882
                                                                              -------------
                                                                                    391,830
                                                                              -------------
GERMANY -- 6.9%
   Celanese AG                                                          900          29,609
   DaimlerChrysler AG                                                   350          12,285
   Deutsche Bank AG                                                   2,000         121,695
   Deutsche Telekom AG*                                               4,500          65,192
   E.On AG                                                            1,970          96,125
   Infineon Technologies AG*                                          3,000          39,199
   Metro AG                                                           1,900          69,167
   Siemens AG                                                           880   $      52,409
   TUI AG                                                               800          13,341
                                                                              -------------
                                                                                    499,022
                                                                              -------------
GREECE -- 0.7%
   Alpha Bank A.E.                                                    1,500          30,954
   Hellenic Petroleum S.A.                                            2,600          20,589
                                                                              -------------
                                                                                     51,543
                                                                              -------------
HONG KONG -- 1.4%
   CLP Holdings, Ltd.                                                23,548         103,390
                                                                              -------------
ITALY -- 5.3%
   Arnoldo Mondadori Editore SpA                                      1,068           7,960
   Cir-Compagnie Industriali SpA                                      9,600          13,639
   Enel SpA                                                          26,393         164,130
   ENI SpA                                                            4,243          64,828
   Intesabci SpA                                                      3,800          11,506
   Mediaset SpA                                                      10,440          95,561
   UniCredito Italiano SpA                                            6,700          31,678
                                                                              -------------
                                                                                    389,302
                                                                              -------------
JAPAN -- 23.0%
   Aoyama Trading Co., Ltd.                                           2,600          49,340
   Canon, Inc.                                                        1,000          48,874
   Casio Computer Co., Ltd.                                           3,372          25,777
   Chubu Electric Power Co., Inc.                                     1,554          30,325
   Dai Nippon Printing Co., Ltd.                                      3,036          41,634
   Daiwa House Industry Co., Ltd.                                     4,706          42,925
   Denso Corp.                                                        4,651          92,008
   Fuji Heavy Industries, Ltd.                                        3,156          16,159
   Fukuyama Transporting Co., Ltd.                                   14,000          52,258
   Furukawa Electric Co., Ltd.                                       14,083          49,921
   Hikari Tsushin, Inc.*                                                400          23,309
   Hino Motors, Ltd.                                                  5,000          26,183
   Hitachi Cable, Ltd.                                               11,000          40,863
   Honda Motor Co., Ltd.                                                400          16,005
   Japan Tobacco, Inc.                                                    7          45,741
   Kansai Electric Power Co., Inc.                                    6,588         112,518
   Kirin Brewery Co., Ltd.                                           13,979         106,987
   Kyowa Hakko Kogyo Co., Ltd.                                        4,000          23,417
   Makita Corp.                                                       6,400          58,205
   Matsushita Electric Industrial Co., Ltd.                           2,000          24,079
   Mitsubishi Gas Chemical Co., Inc.                                 11,600          32,501
   Nippon Meat Packers, Inc.                                          1,000          11,118
   Nippon Sheet Glass Co., Ltd.                                       6,000          18,153
   Nippon Telegraph & Telephone Corp.                                     4          18,118
   Nisshinbo Industries, Inc.                                         5,000          25,153
   Nomura Holdings, Inc.                                              2,000          32,225
   Pioneer Corp.                                                      1,600          39,601
   Seino Transportation                                               6,000          41,409
   Sharp Corp.                                                        1,000          14,635

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                   NUMBER
                                                                  OF SHARES       VALUE
-------------------------------------------------------------------------------------------
COMMON STOCK (continued)
-------------------------------------------------------------------------------------------
JAPAN (CONTINUED)
   Takeda Chemical Industries, Ltd.                                     832   $      30,311
   Toshiba Tec Corp.                                                 16,100          63,700
   Toyota Industries Corp.                                           11,975         225,104
   Toyota Motor Corp.                                                 2,825          82,943
   Yahoo Japan Corp.                                                      2          28,286
   Yamanouchi Pharmaceutical Co., Ltd.                                  471          12,986
   Yamazaki Baking Co., Ltd.                                          9,900          71,692
                                                                              -------------
                                                                                  1,674,463
                                                                              -------------
NETHERLANDS -- 4.0%
   ABN AMRO Holding NV                                                1,033          19,067
   ING Groep NV                                                       3,600          65,946
   Rodamco Europe N.V.                                                  300          15,529
   Royal Dutch Petroleum Co.                                          4,302         188,923
                                                                              -------------
                                                                                    289,465
                                                                              -------------
NORWAY -- 0.7%
   Norsk Hydro ASA                                                      220          11,193
   Statoil ASA                                                        2,106          18,878
   Telenor ASA                                                        4,800          21,361
                                                                              -------------
                                                                                     51,432
                                                                              -------------
SINGAPORE -- 0.2%
   Neptune Orient Lines, Ltd.*                                       12,100          13,650
                                                                              -------------
SPAIN -- 6.0%
   Banco Bilbao Vizcaya Argentaria S.A.                               1,820          18,779
   Banco Santander Central Hispano S.A.                              18,851         159,817
   Endesa S.A.                                                        5,100          78,813
   Repsol YPF S.A.                                                    7,500         123,239
   Telefonica S.A.                                                    4,600          54,319
                                                                              -------------
                                                                                    434,967
                                                                              -------------
SWEDEN -- 6.0%
   Foreningssparbanken AB                                             5,900          87,332
   Investor -- Cl. B                                                  6,600          55,033
   Kinnevik AB -- B Shares                                              600          13,962
   Skandinaviska Enskilda Banken AB -- Cl. A                          4,800          52,434
   Svenska Handelsbanken AB -- Cl. A                                  2,600          44,199
   Tele2 AB -- B Shares*                                                600          26,217
   TelefonaktiebolAGet LM Ericsson AB -- Cl. B*                      11,800          17,238
   Volvo AB -- Cl. B                                                  6,232         144,211
                                                                              -------------
                                                                                    440,626
                                                                              -------------
SWITZERLAND -- 2.7%
   UBS AG                                                             2,143   $     120,246
   Zurich Financial Services AG*                                        600          74,966
                                                                              -------------
                                                                                    195,212
                                                                              -------------
UNITED KINGDOM -- 26.1%
   Abbey National PLC                                                 1,600          13,132
   Alliance & Leicester PLC                                           2,571          35,902
   AstraZeneca PLC                                                      919          38,812
   Aviva PLC                                                         10,440          81,001
   Barclays PLC                                                      21,205         162,674
   Barrat Developments PLC                                            6,000          50,639
   Berkley Group                                                      4,100          53,506
   BP Amoco PLC                                                      17,301         118,712
   Dixons Group PLC                                                  20,836          46,560
   Galen Holdings PLC                                                   800           9,178
   George Wimpey PLC                                                  7,965          48,301
   GlaxoSmithKline PLC                                                7,426         154,096
   HBOS PLC                                                          11,288         129,027
   HSBC Holdings PLC (HK Registered)                                 12,943         174,661
   J. Sainsbury PLC                                                  29,448         132,709
   Lloyds TSB Group PLC                                              11,966          82,255
   Persimmon                                                          5,700          50,949
   Scottish & Southern Energy PLC                                     3,252          32,849
   Scottish Power PLC                                                14,500          84,617
   Shell Transport & Trading Co. PLC                                 25,900         159,857
   Shire Pharmaceuticals Group PLC*                                   5,200          37,667
   Taylor Woodrow Ord                                                13,600          52,308
   United Utilities PLC                                               1,500          11,439
   Vodafone Group PLC                                                69,841         139,241
                                                                              -------------
                                                                                  1,900,092
                                                                              -------------
UNITED STATES -- 0.5%
   Synthes-Stratec, Inc.                                                 40          35,438
                                                                              -------------
TOTAL COMMON STOCK
   (Cost: $6,447,793)                                                             7,146,798
                                                                              -------------
-------------------------------------------------------------------------------------------
RIGHT -- 0.0%
-------------------------------------------------------------------------------------------
FRANCE -- 0.0%
   Axa -- Rights -- 02/27/04*
    (Cost: $712)                                                      5,900             275
                                                                              -------------
-------------------------------------------------------------------------------------------
OPTION -- 0.0%
-------------------------------------------------------------------------------------------
HONG KONG -- 0.0%
   Hong Kong P/O Morgan Stanley*
    7.82 USD Put 10/07/03
    (Cost: $1,539)                                                  270,000               0
                                                                              -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                PRINCIPAL
                                                                 AMOUNT           VALUE
-------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 6.2%
-------------------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 4.5%
   Federated Prime Cash
    Obligated Fund**                                           $    330,260   $     330,260
                                                                              -------------
TIME DEPOSITS -- 1.7%
   Wells Fargo Bank Nassau
    0.550%, 10/01/03                                                120,273         120,273
                                                                              -------------
TOTAL SHORT TERM INVESTMENTS
   (Cost: $450,533)                                                                 450,533
                                                                              -------------
TOTAL INVESTMENTS -- 104.5%
   (Cost: $6,900,577)                                                             7,597,606
LIABILITIES IN EXCESS OF
   OTHER ASSETS -- (4.5%)                                                          (324,110)
                                                                              -------------
NET ASSETS -- 100.0%                                                          $   7,273,496
                                                                              =============

----------
*    Non-income producing securities.
** All of the security is purchased with cash collateral proceeds from securities loans.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF SEPTEMBER 30, 2003 -- UNAUDITED

INTERNATIONAL SYSTEMATIC FUND

                                                    PERCENTAGE OF
INDUSTRY                                             NET ASSETS
--------                                            -------------
Aerospace/Defense -- Equipment                           0.3%
Audio/Video Products                                     0.9
Auto/Truck Parts & Equipment -- Original                 1.3
Auto -- Cars/Light Trucks                                2.3
Auto -- Medium & Heavy Duty Trucks                       2.3
Brewery                                                  1.5
Building & Construction -- Miscellaneous                 1.0
Building Products -- Cement/Aggregate                    0.7
Building Products--Doors & Windows                       0.3
Building -- Residential/Commercial                       3.4
Cellular Telecommunications                              2.2
Chemicals -- Diversified                                 0.8
Commercial Banks Non-US                                  5.3
Diversified Manufacturing Operations                     0.9
Diversified Operations                                   0.2
Electric Products -- Miscellaneous                       1.4
Electric -- Integrated                                   9.7
Electronic Components -- Semiconductors                  0.5
Electronics -- Military                                  0.3
Finance -- Investment Bankers/Brokers                    0.4
Food -- Baking                                           1.0
Food -- Meat Products                                    0.2
Food -- Retail                                           3.1
Investment Companies                                     1.0
Machinery -- General Industry                            3.1
Medical Products                                         0.5
Medical -- Drugs                                         4.2
Money Center Banks                                      13.9
Mortgage Banks                                           0.7
Multi-line Insurance                                     4.4
Multimedia                                               0.5
Non-Ferrous Metals                                       0.6%
Office Automation & Equipment                            0.7
Oil Companies -- Exploration & Production                0.2
Oil Companies -- Integrated                              9.5
Oil Refining & Marketing                                 0.5
Paper & Related Products                                 0.3
Printing -- Commercial                                   0.6
Property Trust                                           2.3
Publishing -- Newspapers                                 0.3
Retail -- Apparel/Shoe                                   0.7
Retail -- Consumer Electronics                           0.6
Specified Purpose Acquisition                            0.3
Steel -- Producers                                       0.7
Telecommunications Equipment                             1.9
Telecommunications Services                              0.6
Telephone -- Integrated                                  3.3
Television                                               1.3
Textile -- Products                                      0.3
Tobacco                                                  0.6
Tools -- Hand Held                                       0.8
Transport -- Marine                                      0.6
Transport -- Truck                                       1.3
Travel Services                                          0.2
Water                                                    0.2
Web Portals/ISP                                          0.4
Wire & Cable Products                                    1.2
Short Term Investments                                   6.2
Liabilities in excess of other assets                   (4.5)
                                                       -----
NET ASSETS                                             100.0%
                                                       =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

EMERGING COUNTRIES FUND

     MANAGEMENT TEAM: ANDREW BEAL, Lead Portfolio Manager; JASON CAMPBELL, Portfolio Manager; LINDA BA, Investment Analyst; JON BORCHARDT, Investment Analyst; JOHN CASARIETTI, Investment Analyst; REBECCA K. HAGSTROM, CFA, Investment Analyst; CHRISTOPHER A. HERRERA, Investment Analyst; KARL RICHTENBURG, Investment Analyst; ERIC SAGMEISTER, Investment Analyst; MICHAEL J. FREDERICKS, Product Specialist

     CHIEF INVESTMENT OFFICER: HORACIO A. VALEIRAS, CFA

     GOAL: The Emerging Countries Fund seeks to maximize long-term capital appreciation through investments in companies located in developing countries around the world.

     MARKET OVERVIEW: Emerging markets turned in strong equity performance during the six months ended September 30, 2003, outpacing the returns of developed markets. The MSCI Emerging Markets Free Index rose 40.93% versus 18.45% for the S&P 500 Index and 29.34% for the MSCI EAFE Index, a barometer of developed, non-US equities. The broad-based depreciation of the US dollar accounted for a portion of the outperformance of emerging markets stated in US-dollar terms.

     Investors bid stock prices higher in response to a potential resolution to the conflict in Iraq, waning fears over SARS, low inflation, falling oil prices, and easy monetary policy worldwide. Encouraging economic data from the United States, as well as from Europe and Japan, added to positive sentiment.

     The rally was broadly based, with stocks in nearly every emerging market posting double-digit gains. Countries leading the advance included Brazil and South Korea. Growing confidence in the Brazilian government's ability to manage the economy lent support to equity prices in this country. In South Korea, the stock market climbed as fears of rising credit card delinquencies and tensions with North Korea began to dissipate.

     PERFORMANCE: For the six months ended September 30, 2003, the Fund rose 44.25%, outperforming the MSCI Emerging Markets Free Index, which gained 40.93%.

     PORTFOLIO SPECIFICS: Stock selection in South Korea and among financial services companies drove the Fund's outperformance this period. Issue selection in Russia and the technology and utilities sectors was also positive. On the negative side, stock selection in Turkey and in the energy sector detracted from relative results.

     Among the Fund's top-performing holdings were Thailand-based Bangkok Bank and South Korea-based Samsung Electronics. Bangkok Bank experienced an expansion of its operating income and growth in loan originations as economic conditions in Asia improved markedly. Samsung Electronics benefited from strong growth in its key semiconductor unit as well as a recovery in global IT spending. Taiwan Semiconductor was another strong performer as demand for semiconductors continued to accelerate.

     As of September 30, 2003, the Fund remained well diversified across countries and sectors. Based on our bottom-up investment decisions, we were overweight South Korea, Taiwan, and the technology sector. We were underweight South Africa and the consumer staples sector.

     MARKET OUTLOOK: Over the next six to 12 months, we believe the key theme in emerging countries will be the emergence of reflation in the Asia Pacific region. The G7 leading industrial nations are pressing for Asia to let its currencies rise, which should result in lower interest rates in Asia, some moderate appreciation in currencies, and increasing capital inflows. These factors are likely to dramatically improve the liquidity in Asia Pacific and lead to substantially higher asset prices over time. As a result, we are focused on identifying companies poised to benefit from a pickup in Asian domestic growth for the Fund.

EMERGING COUNTRIES FUND -- UNAUDITED

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN EMERGING COUNTRIES FUND CLASS I SHARES WITH THE MSCI EMERGING MARKETS FREE INDEX.

                            ANNUALIZED TOTAL RETURNS
                                  As of 9/30/03

                                      SINCE
          1 YEAR       5 YEARS      INCEPTION
          45.25%         5.35%         2.78%

                  EMERGING COUNTRIES FUND
                  CLASS I SHARES                 MSCI EMF INDEX
11/28/1994                      $ 250,000             $ 250,000
11/30/1994                      $ 251,800             $ 254,738
12/31/1994                      $ 237,014             $ 234,279
 1/31/1995                      $ 217,797             $ 209,353
 2/28/1995                      $ 215,595             $ 203,984
 3/31/1995                      $ 218,398             $ 205,280
 4/30/1995                      $ 231,009             $ 214,489
 5/31/1995                      $ 248,825             $ 225,900
 6/30/1995                      $ 251,427             $ 226,568
 7/31/1995                      $ 268,243             $ 231,654
 8/31/1995                      $ 266,841             $ 226,197
 9/30/1995                      $ 267,042             $ 225,124
10/31/1995                      $ 254,230             $ 216,506
11/30/1995                      $ 248,625             $ 212,645
12/31/1995                      $ 253,511             $ 222,076
 1/31/1996                      $ 276,630             $ 237,862
 2/29/1996                      $ 280,651             $ 234,080
 3/31/1996                      $ 281,857             $ 235,903
 4/30/1996                      $ 299,951             $ 245,335
 5/31/1996                      $ 310,204             $ 244,239
 6/30/1996                      $ 310,807             $ 245,764
 7/31/1996                      $ 298,946             $ 228,968
 8/31/1996                      $ 311,812             $ 234,829
 9/30/1996                      $ 317,441             $ 236,863
10/31/1996                      $ 309,199             $ 230,546
11/30/1996                      $ 321,453             $ 234,409
12/31/1996                      $ 324,696             $ 235,469
 1/31/1997                      $ 348,815             $ 251,531
 2/28/1997                      $ 359,557             $ 262,302
 3/31/1997                      $ 353,679             $ 255,412
 4/30/1997                      $ 356,720             $ 255,864
 5/31/1997                      $ 378,001             $ 263,186
 6/30/1997                      $ 406,782             $ 277,271
 7/31/1997                      $ 426,442             $ 281,410
 8/31/1997                      $ 393,810             $ 245,601
 9/30/1997                      $ 421,983             $ 252,406
10/31/1997                      $ 354,693             $ 210,990
11/30/1997                      $ 344,552             $ 203,291
12/31/1997                      $ 357,563             $ 208,190
 1/31/1998                      $ 336,925             $ 191,862
 2/28/1998                      $ 363,844             $ 211,887
 3/31/1998                      $ 384,705             $ 221,082
 4/30/1998                      $ 397,043             $ 218,674
 5/31/1998                      $ 355,768             $ 188,707
 6/30/1998                      $ 331,318             $ 168,912
 7/31/1998                      $ 346,571             $ 174,268
 8/31/1998                      $ 245,169             $ 123,880
 9/30/1998                      $ 245,394             $ 131,738
10/31/1998                      $ 265,900             $ 145,611
11/30/1998                      $ 279,646             $ 157,721
12/31/1998                      $ 281,674             $ 155,435
 1/31/1999                      $ 290,237             $ 152,927
 2/28/1999                      $ 284,378             $ 154,415
 3/31/1999                      $ 303,081             $ 174,765
 4/30/1999                      $ 337,558             $ 196,387
 5/31/1999                      $ 335,755             $ 195,245
 6/30/1999                      $ 378,795             $ 217,403
 7/31/1999                      $ 370,457             $ 211,498
 8/31/1999                      $ 370,232             $ 213,422
 9/30/1999                      $ 364,824             $ 206,199
10/31/1999                      $ 371,133             $ 210,590
11/30/1999                      $ 412,596             $ 229,472
12/31/1999                      $ 504,083             $ 258,656
 1/31/2000                      $ 496,647             $ 260,198
 2/29/2000                      $ 547,574             $ 263,634
 3/31/2000                      $ 533,828             $ 264,921
 4/30/2000                      $ 459,241             $ 239,808
 5/31/2000                      $ 435,130             $ 229,894
 6/30/2000                      $ 460,367             $ 237,992
 7/31/2000                      $ 430,623             $ 225,753
 8/31/2000                      $ 443,016             $ 226,862
 9/30/2000                      $ 400,878             $ 207,054
10/31/2000                      $ 367,302             $ 192,042
11/30/2000                      $ 318,515             $ 175,251
12/31/2000                      $ 327,651             $ 179,482
 1/31/2001                      $ 349,224             $ 204,197
 2/28/2001                      $ 315,469             $ 188,208
 3/31/2001                      $ 284,252             $ 169,722
 4/30/2001                      $ 295,927             $ 178,108
 5/31/2001                      $ 298,211             $ 180,234
 6/30/2001                      $ 290,597             $ 176,535
 7/31/2001                      $ 272,070             $ 165,379
 8/31/2001                      $ 262,426             $ 163,742
 9/30/2001                      $ 219,534             $ 138,395
10/31/2001                      $ 228,163             $ 146,989
11/30/2001                      $ 255,827             $ 162,335
12/31/2001                      $ 278,922             $ 175,224
 1/31/2002                      $ 286,282             $ 181,164
 2/28/2002                      $ 291,866             $ 184,135
 3/31/2002                      $ 307,855             $ 195,220
 4/30/2002                      $ 308,870             $ 196,489
 5/31/2002                      $ 302,779             $ 193,365
 6/30/2002                      $ 277,146             $ 178,863
 7/31/2002                      $ 252,274             $ 165,198
 8/31/2002                      $ 253,797             $ 167,742
 9/30/2002                      $ 219,280             $ 149,642
10/31/2002                      $ 232,478             $ 159,354
11/30/2002                      $ 254,558             $ 170,318
12/31/2002                      $ 238,569             $ 164,663
 1/31/2003                      $ 238,061             $ 163,939
 2/28/2003                      $ 232,985             $ 159,512
 3/31/2003                      $ 220,803             $ 154,998
 4/30/2003                      $ 243,645             $ 168,808
 5/31/2003                      $ 262,172             $ 180,929
 6/30/2003                      $ 276,131             $ 191,242
 7/31/2003                      $ 292,374             $ 203,214
 8/31/2003                      $ 317,246             $ 216,849
 9/30/2003                      $ 318,515             $ 218,432

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Morgan Stanley Capital International Emerging Markets Free Index ("MSCI EMF") for the periods indicated. Performance is shown for Class I shares only. The Fund's Class II shares have less than a year's performance. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The MSCI EMF Index is a market capitalization weighted index composed of over 800 companies representative of the market structure of emerging countries in Europe, Latin America, Africa, Middle East and Asia. The MSCI EMF Index excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2003 -- UNAUDITED

EMERGING COUNTRIES FUND

                                                                   NUMBER
                                                                  OF SHARES       VALUE
-------------------------------------------------------------------------------------------
COMMON STOCK -- 82.9%
-------------------------------------------------------------------------------------------
ARGENTINA -- 0.1%
   BBVA Banco Frances
    S.A. -- ADR*                                                     11,300   $      70,399
                                                                              -------------
BRAZIL -- 7.5%
   Banco Bradesco S.A. -- ADR                                         7,100         143,207
   Brasil Telecom
    Participacoes S.A. -- ADR                                         6,600         252,780
   Companhia Brasileira de
    Distribuicao Grupo Pao
    de Acucar -- ADR                                                 14,900         281,312
   Companhia de Bebidas
    das Americas -- ADR                                               9,300         201,345
   Companhia de Saneamento
    Basico do Estado
    de Sal Paulo                                                  4,360,000         187,551
   Companhia Vale Do
    Rio Doce -- ADR                                                  12,400         442,630
   Companhia Vale Do
    Rio Doce (CVRD) -- ADR                                            3,800         140,220
   Embratel
    Participacoes -- ADR*                                             5,840          76,270
   Empresa Brasiliera de
    Aeronautica S.A. -- ADR                                           7,100         149,810
   Petroleo Brasileiro S.A. -- ADR                                   46,400       1,041,104
   Tele Norte Leste Participacoes
    S.A. (Telemar) -- ADR                                            15,800         220,252
   Telecomunicacoes
    Brasileiras, S.A. -- ADR                                          7,900         254,222
   Telesp Celular Part
    Spons. (ADR)*                                                    38,400         178,944
   Uniao de Bancos Brasileiros
    S.A. -- ADR                                                      14,700         291,060
                                                                              -------------
                                                                                  3,860,707
                                                                              -------------
CHILE -- 2.0%
   Banco Santander Chile                                          9,615,400         213,886
   Compania de Petroleos
    de Chile S.A.                                                    58,500         389,498
   Compania de
    Telecomunicaciones
    de Chile S.A. -- ADR                                             10,500         133,875
   Enersis S.A. -- ADR*                                              47,200         272,816
                                                                              -------------
                                                                                  1,010,075
                                                                              -------------
HONG KONG -- 3.4%
   China Mobile Hong Kong, Ltd.                                     288,500         761,877
   China Mobile Hong Kong,
    Ltd. -- ADR                                                      22,500         293,175
   China Resources Cement
    Holding, Ltd.*                                                   66,800          18,546
   China Resources
    Enterprise, Ltd.                                                622,000         674,708
                                                                              -------------
                                                                                  1,748,306
                                                                              -------------
INDIA -- 0.6%
   ICICI Bank, Ltd. -- ADR                                           26,600   $     280,896
                                                                              -------------
INDONESIA -- 2.4%
   PT Bank Central Asia Tbk                                         645,000         259,306
   PT Bank Mandiri*                                               5,109,500         517,341
   PT Indofood Sukses
    Makmur Tbk                                                    2,163,500         186,842
   PT Telekomunikasi
    Indonesia Tbk                                                   415,000         281,775
                                                                              -------------
                                                                                  1,245,264
                                                                              -------------
ISRAEL -- 1.0%
   Check Point Software
    Technologies, Ltd.*                                              31,200         524,160
                                                                              -------------
MALAYSIA -- 3.1%
   IOI Corporation Berhad                                           127,000         205,539
   Malayan Banking Berhad                                            88,500         223,579
   Maxis Communications
    Berhad                                                          151,900         251,834
   Resorts World Berhad                                             130,200         325,500
   Road Builder (M)
    Holdings Berhad                                                 237,000         233,258
   Telekom Malaysia Berhad                                           90,500         175,046
   Tenaga Nasional Berhad                                            75,000         179,605
                                                                              -------------
                                                                                  1,594,361
                                                                              -------------
MEXICO -- 7.6%
   Alfa S.A.                                                        131,300         316,324
   America Movil S.A. de
    CV -- Ser L -- ADR                                               33,400         771,874
   Cemex S.A de CV -- ADR                                            25,970         647,952
   Fomento Economico
    Mexicano S.A. de CV -- ADR                                        8,500         324,275
   Grupo Elektra S.A. de C.V.                                        77,600         267,877
   Grupo Financiero BBVA
    Bancomer, S.A. de CV Cl. -- B*                                  875,400         762,217
   Grupo Telavisa S.A. -- ADR                                        10,500         384,195
   Telefonos de Mexico S.A.
    de CV (Telmex) -- ADR                                            14,000         427,700
                                                                              -------------
                                                                                  3,902,414
                                                                              -------------
POLAND -- 1.8%
   Agora S.A.*                                                       11,200         152,619
   Bank Pekao S.A.                                                    4,200         120,124
   Bank Przemyslowo
    Handlowy PBK S.A.                                                 1,300         102,455
   Bank Zachodni WBK S.A.                                             7,300         139,562
   BRE Bank S.A.*                                                     6,067         158,868
   Softbank S.A. -- GDR*                                             16,700         126,920
   Telekomunikacja
    Polska S.A.                                                      29,800         103,792
                                                                              -------------
                                                                                    904,340
                                                                              -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                   NUMBER
                                                                  OF SHARES       VALUE
-------------------------------------------------------------------------------------------
COMMON STOCK (continued)
-------------------------------------------------------------------------------------------
REPUBLIC OF CHINA -- 1.9%
   Byd Co., Ltd. Cl. H*                                             158,500   $     403,219
   Huaneng Power International, Inc. -- Ser. H                      411,000         562,592
                                                                              -------------
                                                                                    965,811
                                                                              -------------
RUSSIAN FEDERATION -- 4.4%
   Gazprom-Reg S -- ADR*                                             17,000         419,900
   LUKOIL Oil Co. -- ADR                                             11,000         900,900
   RAO Unified Energy
    System (UES) -- GDR*                                              7,930         252,333
   YUKOS Corp. -- ADR                                                11,100         688,200
                                                                              -------------
                                                                                  2,261,333
                                                                              -------------
SOUTH AFRICA -- 4.3%
   Gold Fields, Ltd.                                                 28,000         400,804
   Impala Platinum Holdings, Ltd.                                     6,200         517,186
   Kumba Resources, Ltd.                                            162,600         780,667
   M-Cell, Ltd.*                                                     62,600         178,857
   Sappi, Ltd. -- Spon. ADR                                           8,100         109,350
   Sasol, Ltd.                                                       17,500         209,045
                                                                              -------------
                                                                                  2,195,909
                                                                              -------------
SOUTH KOREA -- 15.9%
   Daishin Securities Co., Ltd.                                      29,830         427,940
   Hana Bank                                                         53,250         726,883
   Hanaro Telecom, Inc.*                                            175,168         549,042
   Hyundai Dept Store Co., Ltd.*                                     18,330         460,581
   Kookmin Bank                                                       8,488         278,222
   Kookmin Bank -- Spon. ADR                                         13,000         427,700
   Korean Air Co., Ltd.                                              37,790         445,207
   LG Ad, Inc.                                                       17,540         292,804
   LG Chemical, Ltd.                                                 11,740         467,497
   LG Electronics, Inc.*                                             13,940         672,669
   LG Petrochemical Co., Ltd.                                        16,520         328,921
   Pohang Iron & Steel Co., Ltd.                                      4,620         530,226
   Samsung Electro Mechanics Co., Ltd.                               15,090         463,137
   Samsung Electronics Co., Ltd.                                      1,117         380,702
   Samsung Electronics Co., Ltd.-144A -- GDR#                         2,200         371,800
   Shinsegae Co., Ltd.                                                3,210         567,956
   SK Telecom Co., Ltd.                                               4,060         649,515
   SK Telecom Co., Ltd. -- ADR                                        6,700         119,528
                                                                              -------------
                                                                                  8,160,330
                                                                              -------------
TAIWAN -- 15.1%
   Ambit Microsystems Corp.                                          13,550          39,936
   Asustek Computer, Inc.                                            23,750          60,149
   Au Optronics Corp. -- ADR                                         30,680         391,477
   Chinatrust Financial Holding Co., Ltd.                           601,000         514,482
   Formosa Plastics Corp.                                           360,900         519,542
   Fubon Financial Holding Corp.                                    860,000         840,640
   Largan Precision Co., Ltd.                                        43,200         438,910
   Nanya Technology Corp.*                                           21,690   $      16,769
   Nanya Technology Corp. 144A -- GDR*#                              81,000         616,410
   Optimax Technology Corp.                                         150,880         444,685
   Phoenix Precision Technology Corp.*                              809,000         505,625
   Siliconware Precision Industries Co.*                            942,000         772,909
   Taiwan Semiconductor Manufacturing Co., Ltd.*                    897,680       1,768,238
   Taiwan Styrene Monomer Corp.                                     619,400         521,059
   United Microelectronics Corp.*                                   378,280         313,739
                                                                              -------------
                                                                                  7,764,570
                                                                              -------------
THAILAND -- 2.7%
   Bangkok Bank Public Co. -- Nvdr*                                 448,400         853,454
   Bank of Ayudha PLC*                                            1,887,100         534,040
                                                                              -------------
                                                                                  1,387,494
                                                                              -------------
TURKEY -- 2.1%
   Akbank T.A.S.                                                 42,814,000         170,641
   Finansbank A.S.*                                             343,178,817         234,126
   Haci Omer Sabanci Holding                                     84,051,000         277,655
   Tupras -- Turkiye Petrol Rafinerileri A.S.                    17,236,000         147,295
   Turk Otomobil Fabrikasi A.S.*                                131,865,007         187,499
   Yapi ve Kredi Bankasi A.S.*                                   64,983,000          75,133
                                                                              -------------
                                                                                  1,092,349
                                                                              -------------
UNITED KINGDOM -- 4.9%
   Anglo American PLC                                                62,700       1,120,948
   Antofagasta PLC                                                   16,200         240,348
   BHP Billiton, Ltd.                                               117,166         782,228
   Old Mutual PLC                                                   100,600         153,103
   Tanjong PLC                                                       88,000         223,474
                                                                              -------------
                                                                                  2,520,101
                                                                              -------------
VENEZUELA -- 0.6%
   Compania Anonima Nacional Telefonos de
    Venezuela -- Spon. ADR                                           20,200         279,164
                                                                              -------------
ZAIRE -- 1.5%
   Harmony Gold Mining Co., Ltd.                                     11,600         165,714
   Investec, Ltd.                                                    15,100         212,462
   Nedcor, Ltd.                                                      18,400         182,811
   Standard Bank Group, Ltd.                                         41,100         188,830
                                                                              -------------
                                                                                    749,817
                                                                              -------------
TOTAL COMMON STOCK
   (Cost: $32,416,717)                                                           42,517,800
                                                                              -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                   NUMBER
                                                                  OF SHARES       VALUE
-------------------------------------------------------------------------------------------
PREFERRED STOCK -- 10.2%
-------------------------------------------------------------------------------------------
BRAZIL -- 2.9%
   Banco Bradesco S.A                                            45,638,000   $     179,278
   Braskem S.A.*                                                  1,380,000         334,688
   Caemi Mineracao e Metalurgica S.A.*                            1,900,000         523,744
   Companhia Energetica de Minas Gerais                           9,200,000         107,949
   Embratel Participacoes S.A.*                                  59,100,000         151,409
   Usinas Siderurgicas de Minas Gerais -- Ser A                      31,700         211,153
                                                                              -------------
                                                                                  1,508,221
                                                                              -------------
SOUTH KOREA -- 7.3%
   Daishin Securities Co., Ltd.                                      25,470         182,253
   Hyundai Motor Co., Ltd.                                           32,270         457,333
   Samsung Electronics Co., Ltd.                                     18,480       3,084,954
                                                                              -------------
                                                                                  3,724,540
                                                                              -------------
TOTAL PREFERRED STOCK
   (Cost: $2,505,993)                                                             5,232,761
                                                                              -------------
-------------------------------------------------------------------------------------------
EQUITY-LINKED SECURITIES -- 6.1%
-------------------------------------------------------------------------------------------
INDIA -- 4.0%
   UBS Bharat Petroleum Corp., Ltd -- 02/09/04*                      94,292         755,750
   UBS Hindustan Lever, Ltd. -- 02/19/04*                           107,862         432,095
   UBS Hindustan Lever, Ltd. -- 07/25/05*                           115,862          16,105
   UBS Satyam Computers Services, Ltd. -- 01/08/04*                 155,342         862,303
                                                                              -------------
                                                                                  2,066,253
                                                                              -------------
RUSSIAN FEDERATION -- 0.7%
   Baca -- CW04
    Transneft -- 04/15/04*                                              720         335,182
                                                                              -------------
TAIWAN -- 1.4%
   CSFB United Microelectronics Corp. -- 01/26/04*                  883,872         732,730
                                                                              -------------
TOTAL EQUITY-LINKED SECURITIES
   (Cost: $2,752,498)                                                             3,134,165
                                                                              -------------
-------------------------------------------------------------------------------------------
WARRANT -- 0.0%
-------------------------------------------------------------------------------------------
THAILAND -- 0.0%
   Quality Houses Public Co., Ltd. -- 09/11/08*
    (Cost: $1,974)                                                  219,765   $      14,860
                                                                              -------------
-------------------------------------------------------------------------------------------
OPTION -- 0.0%
-------------------------------------------------------------------------------------------
HONG KONG -- 0.0%
   Hong Kong P/O Morgan Stanley*
    7.82 USD Put 10/07/03
    (Cost: $18,525)                                               3,250,000               0
                                                                              -------------

                                                                PRINCIPAL
                                                                 AMOUNT
-------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 4.4%
-------------------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 4.1%
   Federated Prime Cash Obligated Fund**                       $  2,121,709       2,121,709
                                                                              -------------
TIME DEPOSITS -- 0.3%
   Brown Brothers Harriman & Co.
    0.550%, 10/01/03                                                127,507         127,507
   Brown Brothers Harriman & Co.
    0.550%, 10/01/03                                                  3,087           3,087
                                                                              -------------
                                                                                    130,594
                                                                              -------------
TOTAL SHORT TERM INVESTMENTS
   (Cost: $2,252,303)                                                             2,252,303
                                                                              -------------
TOTAL INVESTMENTS -- 103.6%
   (Cost: $39,948,010)                                                           53,151,889
LIABILITIES IN EXCESS OF OTHER ASSETS -- (3.6%)                                  (1,864,142)
                                                                              -------------
NET ASSETS -- 100.0%                                                          $  51,287,747
                                                                              =============

----------
*  Non-income producing securities.
** All of the security is purchased with cash collateral proceeds from securities loans.
# 144A Security. Certain conditions for public sale may exist. Total market value of 144A securities owned at September 30, 2003 was $988,210 or 1.9% of net assets.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF SEPTEMBER 30, 2003 -- UNAUDITED

EMERGING COUNTRIES FUND

                                                    PERCENTAGE OF
INDUSTRY                                             NET ASSETS
--------                                            -------------
Advertising Agencies                                     0.6%
Aerospace/Defense                                        0.3
Agricultural Operations                                  0.4
Airlines                                                 0.9
Auto -- Cars/Light Trucks                                2.2
Batteries/Battery Systems                                0.8
Brewery                                                  1.0
Broadcast Services/Programming                           0.8
Building & Construction -- Miscellaneous                 0.5
Building Products -- Cement/Aggregate                    1.3
Cellular Telecommunications                              4.7
Chemicals -- Plastics                                    2.0
Commercial Banks Non-US                                 13.4
Computer Services                                        0.3
Computers                                                3.1
Computers -- Peripheral Equipment                        0.1
Diversified Financial Services                           2.0
Diversified Minerals                                     6.3
Diversified Operations                                   3.2
Electric Products -- Miscellaneous                       1.3
Electric -- Generation                                   1.1
Electric -- Integrated                                   1.6
Electronic Components -- Miscellaneous                   3.6
Electronic Components -- Semiconductors                  8.7
Finance -- Investment Bankers/Brokers                    1.2
Finance -- Other Services                                1.5
Food -- Miscellaneous/Diversified                        0.4
Food -- Retail                                           0.6
Gas -- Distribution                                      0.8%
Gold Mining                                              1.1
Internet Connectivity Services                           1.1
Internet Security                                        1.0
Life/Health Insurance                                    0.3
Lottery Services                                         0.4
Metal -- Diversified                                     1.5
Money Center Banks                                       1.0
Oil Companies -- Integrated                              5.5
Paper & Related Products                                 0.2
Petrochemicals                                           2.2
Photo Equipment & Supplies                               0.9
Platinum                                                 1.0
Publishing -- Newspapers                                 0.3
Real Estate Operation/Development                        0.0
Resorts/Theme Parks                                      0.6
Retail -- Consumer Electronics                           0.5
Retail -- Major Department Stores                        1.1
Semiconductor Components -- Integrated Circuits          5.5
Semiconductor Equipment                                  1.5
Soap & Cleaning Products                                 0.9
Steel -- Producers                                       1.4
Telecommunications Services                              2.4
Telephone -- Integrated                                  3.7
Water                                                    0.4
Short Term Investments                                   4.4
Liabilities in excess of other assets                   (3.6)
                                                       -----
NET ASSETS                                             100.0%
                                                       =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD BOND FUND

     MANAGEMENT TEAM: DOUGLAS G. FORSYTH, CFA, Lead Portfolio Manager; WILLIAM
L. STICKNEY, Portfolio Manager; MICHAEL E. YEE, Portfolio Manager; JUSTIN KASS, Portfolio Manager; ELIZABETH LEMESEVSKI, Investment Analyst; NICOLE D. LARRABEE, Fixed Income Trading Assistant

     CHIEF INVESTMENT OFFICER: HORACIO A. VALEIRAS, CFA

     GOAL: The High Yield Bond Fund seeks to deliver total return via high current income and capital growth from a diversified portfolio consisting primarily of lower-rated US corporate fixed-income securities.

     MARKET OVERVIEW: In the six months ended September 30, 2003, the high yield bond market produced strong gains -- returns not experienced since the early 1990s. As was the case in the equity market, acceleration in corporate profits, the potential resolution to the conflict in Iraq, and a substantial tax cut passed by Congress sent security prices higher. There was also clear evidence that the default rate in the high yield market peaked in 2002, another driver of this period's strong performance. As the risk decreased in the market, the spread between high yield bonds and US Treasury securities narrowed.

     The bulk of the market's gains came from securities rated CCC and below -- the riskiest of high yield credits. Going forward, we believe this low-quality performance will come to an end. Many of these securities have approached par, and the issuing companies will have to significantly improve their operational performance for their securities to remain at these lofty prices.

     New issuance was robust this period and has passed the $100-billion mark year to date. Investor demand was solid as illustrated by strong cash inflows into high yield mutual funds.

     PERFORMANCE: For the six months ended September 30, 2003, the Fund gained 10.50%, compared to the Merrill Lynch High Yield Master Index II which rose 12.90% and 12.97% for the Citigroup High Yield Index.

     PORTFOLIO SPECIFICS: During the period, the Fund produced positive results on an absolute basis. However, performance trailed that of the benchmark. The overwhelming driver of our underperformance was our lack of exposure to low-quality issuers relative to the index. As previously mentioned, securities rated CCC and below led the high-yield market in the second quarter.

     On the plus side, select positions in the airline, utilities, and telecommunications sectors made a positive contribution to performance. In addition, several holdings were upgraded during the period, including Michaels Stores, a retailer of arts and crafts supplies; Nextel Communications, a wireless communications company; and Triad Hospitals, a healthcare services provider.

     MARKET OUTLOOK: High yield securities remain a compelling investment opportunity. Quarterly earnings growth is the strongest we have seen in a few years, and we believe even stronger earnings are on the horizon. Companies have improved their balance sheets significantly over the past few quarters, and defaults are back to a normalized level. In addition, while spreads have contracted due to the improvement in the market, they remain historically wide. This leaves more room for upside performance.

     Nicholas-Applegate recognizes that the long-term driver of total return in a high yield portfolio is company fundamentals. Because fundamentals can only be discovered and monitored through in-depth credit analysis, we will continue to apply our research-intensive investment approach in the Fund.

HIGH YIELD BOND FUND -- UNAUDITED

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN HIGH YIELD BOND FUND CLASS I SHARES WITH THE MERRILL LYNCH HIGH YIELD MASTER II INDEX, AND CITIGROUP HIGH YIELD MARKET INDEX.

                            ANNUALIZED TOTAL RETURNS
                                  As of 9/30/03

                                      SINCE
          1 YEAR       5 YEARS      INCEPTION
          20.83%         6.36%         8.89%

                   HIGH YIELD BOND FUND       MERRILL LYNCH                   CITIGROUP HIGH YIELD
                   CLASS I SHARES             HIGH YIELD MASTER II INDEX      MARKET INDEX
 7/31/1996                   $  250,000                      $  250,000                $  250,000
 8/31/1996                   $  256,780                      $  253,100                $  252,588
 9/30/1996                   $  265,702                      $  258,997                $  258,511
10/31/1996                   $  268,927                      $  261,251                $  261,475
11/30/1996                   $  273,926                      $  266,502                $  266,483
12/31/1996                   $  278,314                      $  268,714                $  268,592
 1/31/1997                   $  283,685                      $  270,729                $  270,620
 2/28/1997                   $  289,776                      $  274,898                $  275,226
 3/31/1997                   $  284,740                      $  271,132                $  272,389
 4/30/1997                   $  285,969                      $  274,603                $  274,334
 5/31/1997                   $  298,355                      $  280,397                $  279,884
 6/30/1997                   $  305,705                      $  284,743                $  284,607
 7/31/1997                   $  315,198                      $  292,289                $  291,126
 8/31/1997                   $  318,279                      $  291,938                $  291,858
 9/30/1997                   $  331,438                      $  297,193                $  296,966
10/31/1997                   $  332,537                      $  298,708                $  299,352
11/30/1997                   $  336,209                      $  301,516                $  300,873
12/31/1997                   $  337,882                      $  304,411                $  304,022
 1/31/1998                   $  349,162                      $  309,251                $  310,902
 2/28/1998                   $  353,474                      $  310,519                $  313,005
 3/31/1998                   $  357,326                      $  313,469                $  316,384
 4/30/1998                   $  360,503                      $  314,817                $  318,103
 5/31/1998                   $  361,564                      $  316,706                $  318,951
 6/30/1998                   $  363,444                      $  318,352                $  319,664
 7/31/1998                   $  366,798                      $  320,390                $  322,220
 8/31/1998                   $  346,504                      $  304,210                $  300,620
 9/30/1998                   $  338,199                      $  305,001                $  304,327
10/31/1998                   $  329,809                      $  298,474                $  300,141
11/30/1998                   $  349,778                      $  313,965                $  315,208
12/31/1998                   $  353,159                      $  313,400                $  314,980
 1/31/1999                   $  361,234                      $  317,631                $  319,699
 2/28/1999                   $  360,705                      $  315,471                $  317,012
 3/31/1999                   $  363,377                      $  319,130                $  319,693
 4/30/1999                   $  374,002                      $  324,970                $  326,388
 5/31/1999                   $  369,987                      $  321,981                $  321,260
 6/30/1999                   $  372,230                      $  321,176                $  320,539
 7/31/1999                   $  374,483                      $  321,593                $  321,235
 8/31/1999                   $  371,599                      $  318,184                $  317,412
 9/30/1999                   $  371,449                      $  316,912                $  315,015
10/31/1999                   $  372,224                      $  315,200                $  312,864
11/30/1999                   $  380,164                      $  319,298                $  317,766
12/31/1999                   $  386,897                      $  321,214                $  320,438
 1/31/2000                   $  387,057                      $  319,993                $  317,789
 2/29/2000                   $  390,727                      $  320,665                $  318,545
 3/31/2000                   $  386,070                      $  315,951                $  312,065
 4/30/2000                   $  389,146                      $  315,951                $  313,305
 5/31/2000                   $  385,409                      $  311,970                $  308,947
 6/30/2000                   $  395,091                      $  317,991                $  315,884
 7/31/2000                   $  397,567                      $  319,708                $  319,314
 8/31/2000                   $  397,746                      $  322,842                $  321,692
 9/30/2000                   $  391,185                      $  320,065                $  318,242
10/31/2000                   $  380,829                      $  309,887                $  308,821
11/30/2000                   $  363,795                      $  297,987                $  296,193
12/31/2000                   $  373,720                      $  304,782                $  302,248
 1/31/2001                   $  395,712                      $  324,074                $  322,610
 2/28/2001                   $  400,493                      $  329,000                $  326,449
 3/31/2001                   $  389,078                      $  322,420                $  320,508
 4/30/2001                   $  385,667                      $  318,035                $  315,796
 5/31/2001                   $  388,021                      $  323,633                $  320,849
 6/30/2001                   $  378,357                      $  315,121                $  312,026
 7/31/2001                   $  383,154                      $  320,226                $  317,892
 8/31/2001                   $  385,571                      $  322,756                $  322,215
 9/30/2001                   $  362,546                      $  300,453                $  299,016
10/31/2001                   $  375,106                      $  310,068                $  308,943
11/30/2001                   $  387,099                      $  320,982                $  320,683
12/31/2001                   $  384,991                      $  318,447                $  318,630
 1/31/2002                   $  385,179                      $  320,198                $  320,001
 2/28/2002                   $  383,435                      $  315,971                $  316,513
 3/31/2002                   $  390,696                      $  323,934                $  324,932
 4/30/2002                   $  395,842                      $  329,117                $  330,261
 5/31/2002                   $  395,842                      $  326,583                $  326,165
 6/30/2002                   $  384,206                      $  301,305                $  297,430
 7/31/2002                   $  380,163                      $  289,614                $  283,986
 8/31/2002                   $  385,460                      $  296,855                $  294,806
 9/30/2002                   $  380,946                      $  292,224                $  288,999
10/31/2002                   $  381,201                      $  289,769                $  288,016
11/30/2002                   $  400,056                      $  307,880                $  309,992
12/31/2002                   $  400,266                      $  312,375                $  313,805
 1/31/2003                   $  402,378                      $  321,746                $  325,478
 2/28/2003                   $  405,796                      $  326,090                $  329,839
 3/31/2003                   $  416,531                      $  334,698                $  340,922
 4/30/2003                   $  435,321                      $  354,144                $  362,093
 5/31/2003                   $  435,110                      $  358,217                $  364,483
 6/30/2003                   $  448,232                      $  368,247                $  375,819
 7/31/2003                   $  446,464                      $  363,239                $  370,256
 8/31/2003                   $  450,461                      $  367,888                $  374,070
 9/30/2003                   $  460,276                      $  377,858                $  385,143

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Merrill Lynch High Yield Master II Index, and Citigroup High Yield Market Index (formerly Salomon Smith Barney High Yield Market Index) for the periods indicated. Performance is shown for Class I Shares only. The Fund's Class II Shares have less than a year's performance. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The Citigroup High Yield Market Index captures the performance of below investment grade debt issued by corporations domiciled in the United States and Canada. The Index includes cash-pay and deferred-interest securities. In future reports the fund will compare its performance to the Merrill Lynch High Yield Master II Index, which we believe is appropriate since the composition of the Fund more closely matches the composition of the Merrill Lynch High Yield Master Index.

The Merrill Lynch High Yield Master II Index is an unmanaged index consisting of U.S. dollar denominated bonds that are issued in countries having a BBB3 or higher debt rating with at least one year remaining till maturity. All bonds must have a credit rating below investment grade but not in default.

The unmanaged Indexes differ from the Fund in composition, do not pay management fees or expenses and include reinvested income and dividends. One cannot invest directly in an index.

Bond prices, and thus the Fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2003 -- UNAUDITED

HIGH YIELD BOND FUND

                                                                 PRINCIPAL
                                                                  AMOUNT          VALUE
-------------------------------------------------------------------------------------------
CORPORATE BONDS -- 92.9%
-------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE-EQUIPMENT -- 0.2%
   Alliant Techsystems, Inc.
    8.500%, 05/15/11                                           $    270,000   $     294,300
                                                                              -------------
AIRLINES -- 1.9%
   Continental Airlines, Inc.
    8.000%, 12/15/05                                              1,345,000       1,234,038
   Delta Air Lines, Inc.
    7.700%, 12/15/05                                                660,000         587,400
   Delta Air Lines, Inc.
    7.900%, 12/15/09                                              1,810,000       1,343,925
                                                                              -------------
                                                                                  3,165,363
                                                                              -------------
APPAREL MANUFACTURERS -- 2.4%
   Oxford Industries 144A#
    8.875%, 06/01/11                                                935,000         995,775
   Phillips Van-Heusen Corp. 144A#
    8.125%, 05/01/13                                              1,765,000       1,848,838
   Phillips Van-Heusen Corp.
    9.500%, 05/01/08                                              1,220,000       1,256,600
                                                                              -------------
                                                                                  4,101,213
                                                                              -------------
APPLIANCES -- 0.7%
   Salton, Inc.
    10.750%, 12/15/05                                             1,220,000       1,198,650
                                                                              -------------
AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT -- 1.6%
   CSK Auto, Inc.
    12.000%, 06/15/06                                             2,330,000       2,603,775
                                                                              -------------
BEVERAGES-WINE/SPIRITS -- 0.6%
   Constellation Brands, Inc.
    8.500%, 03/01/09                                              1,000,000       1,055,000
                                                                              -------------
BROADCAST SERVICES/PROGRAMMING -- 2.6%
   Echostar DBS Corp.
    9.375%, 02/01/09                                              3,125,000       3,332,031
   XM Satellite 144A#
    12.000%, 06/15/10                                             1,000,000       1,082,500
                                                                              -------------
                                                                                  4,414,531
                                                                              -------------
BUILDING-MAINTENANCE & SERVICE -- 0.9%
   Integrated Electrical Services, Inc. Ser. C
    9.375%, 02/01/09                                              1,502,000       1,547,060
                                                                              -------------
BUILDING-RESIDENTIAL/COMMERCIAL -- 0.7%
   Standard-Pacific Corp.
    9.500%, 09/15/10                                              1,085,000       1,198,925
                                                                              -------------
CABLE TV -- 3.8%
   Charter Communications Holdings
    10.750%, 10/01/09                                             3,630,000       2,967,525
   CSC Holdings, Inc.
    7.250%, 07/15/08                                              1,765,000       1,760,588
   Directv Holdings Finance
    8.375%, 03/15/13                                           $    495,000   $     558,113
   LodgeNet Entertainment Corp.
    9.500%, 06/15/13                                              1,035,000       1,097,100
                                                                              -------------
                                                                                  6,383,326
                                                                              -------------
CASINO HOTELS -- 1.2%
   Aztar Corp.
    8.875%, 05/15/07                                                240,000         251,400
   Wynn Las Vegas LLC/Corp.
    12.000%, 11/01/10                                             1,500,000       1,710,000
                                                                              -------------
                                                                                  1,961,400
                                                                              -------------
CELLULAR TELECOMMUNICATIONS -- 5.1%
   Nextel Communications, Inc.
    12.000%, 11/01/08                                             2,095,000       2,239,031
   Nextel Communications, Inc.
    9.375%, 11/15/09                                                970,000       1,052,450
   Nextel Partners, Inc.
    11.000%, 03/15/10                                             2,490,000       2,720,325
   Triton PSC, Inc.
    9.375%, 02/01/11                                              2,415,000       2,457,263
                                                                              -------------
                                                                                  8,469,069
                                                                              -------------
COMPUTER SERVICES -- 0.8%
   Unisys Corp.
    8.125%, 06/01/06                                              1,190,000       1,291,150
                                                                              -------------
CONSUMER PRODUCTS-MISCELLANEOUS -- 2.1%
   Central Garden & Pet Co.
    9.125%, 02/01/13                                              1,665,000       1,814,850
   Jarden Corp.
    9.750%, 05/01/12                                              1,520,000       1,635,900
                                                                              -------------
                                                                                  3,450,750
                                                                              -------------
CONTAINERS-METAL/GLASS -- 1.1%
   Owens III, Inc.
    8.100%, 05/15/07                                              1,845,000       1,893,431
                                                                              -------------
CRUISE LINES -- 1.7%
   Royal Caribbean Cruises, Ltd.
    8.750%, 02/02/11                                              2,680,000       2,921,200
                                                                              -------------
ELECTRIC-GENERATION -- 1.7%
   AES Corp.
    9.500%, 06/01/09                                              2,755,000       2,837,650
                                                                              -------------
ELECTRONIC COMPONENTS-MISCELLANEOUS -- 1.6%
   Sanmina-SCI Corp.
    10.375%, 01/15/10                                               500,000         586,250
   Stoneridge, Inc.
    11.500%, 05/01/12                                             1,835,000       2,096,488
                                                                              -------------
                                                                                  2,682,738
                                                                              -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                 PRINCIPAL
                                                                  AMOUNT          VALUE
-------------------------------------------------------------------------------------------
CORPORATE BONDS (continued)
-------------------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 1.2%
   Fairchild Semiconductor Corp.
    10.500%, 02/01/09                                          $  1,820,000   $   2,024,750
                                                                              -------------
ENGINEERING/R & D SERVICES -- 0.5%
   URS Corp.
    12.250%, 05/01/09                                               760,000         779,000
                                                                              -------------
FINANCE-OTHER SERVICES -- 1.1%
   ACME Intermediate Holdings Cl. B
    12.000%, 09/30/05                                             1,833,000       1,833,000
                                                                              -------------
GAMBLING (NON-HOTEL) -- 1.8%
   Argosy Gaming Co.
    10.750%, 06/01/09                                             2,810,000       3,080,463
                                                                              -------------
HAZARDOUS WASTE DISPOSAL -- 0.2%
   Stericycle, Inc. Cl. B
    12.375%, 11/15/09                                               363,000         417,450
                                                                              -------------
INDEPENDENT POWER PRODUCER -- 1.2%
   Calpine Corp.
    8.500%, 02/15/11                                              2,780,000       1,959,900
                                                                              -------------
INTIMATE APPAREL -- 0.7%
   Warnaco, Inc. 144A#
    8.875%, 06/15/13                                              1,023,000       1,097,168
                                                                              -------------
MACHINERY-FARM -- 1.3%
   Case New Holland, Inc. 144A#
    9.250%, 08/01/11                                              2,015,000       2,166,125
                                                                              -------------
MEDICAL PRODUCTS -- 1.2%
   Hanger Orthopedic Group, Inc.
    10.375%, 02/15/09                                             1,740,000       1,942,275
                                                                              -------------
MEDICAL-DRUGS -- 1.2%
   aaiPharma, Inc.
    11.000%, 04/01/10                                             1,775,000       1,979,125
                                                                              -------------
MEDICAL-GENERIC DRUGS -- 0.5%
   Alpharma, Inc. 144A#
    8.625%, 05/01/11                                                850,000         854,250
                                                                              -------------
MEDICAL-HOSPITALS -- 0.6%
   Triad Hospitals Holdings, Inc. Ser. B
    11.000%, 05/15/09                                               890,000         979,000
                                                                              -------------
MEDICAL-NURSING HOMES -- 1.4%
   Beverly Enterprises, Inc.
    9.000%, 02/15/06                                                260,000         263,900
   Extendicare Health Services, Inc.
    9.350%, 12/15/07                                              2,095,000       2,157,850
                                                                              -------------
                                                                                  2,421,750
                                                                              -------------
MEDICAL-OUTPATIENT/HOME MEDICAL CARE -- 1.8%
   Select Medical Corp.
    9.500%, 06/15/09                                              2,075,000       2,277,313
   Province Health
    7.500%, 06/01/13                                           $    695,000   $     691,525
                                                                              -------------
                                                                                  2,968,838
                                                                              -------------
NON-HAZARDOUS WASTE DISPOSAL -- 1.7%
   Allied Waste North America, Inc. Ser. B
    10.000%, 08/01/09                                             2,655,000       2,877,356
                                                                              -------------
OFFICE AUTOMATION & EQUIPMENT -- 1.3%
   Xerox Corp.
    7.625%, 06/15/13                                                790,000         779,138
   Xerox Corp.
    10.250%, 01/15/09                                             1,295,000       1,437,450
                                                                              -------------
                                                                                  2,216,588
                                                                              -------------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 2.6%
   Chesapeake Energy Corp. 144A#
    7.500%, 09/15/13                                              1,195,000       1,254,750
   Energy Partners Ltd 144A#
    8.750%, 08/01/10                                              1,425,000       1,460,625
   Nuevo Energy Co. Ser. B
    9.500%, 06/01/08                                                617,000         648,621
   Stone Container Corp.
    8.375%, 07/01/12                                                980,000       1,029,000
                                                                              -------------
                                                                                  4,392,996
                                                                              -------------
OIL REFINING & MARKETING -- 0.7%
   Clark Refining & Marketing, Inc.
    8.875%, 11/15/07                                                145,000         147,900
   Premcor Refining Group, Inc.
    9.500%, 02/01/13                                                950,000       1,045,000
                                                                              -------------
                                                                                  1,192,900
                                                                              -------------
PAPER & RELATED PRODUCTS -- 2.9%
   Buckeye Technologies, Inc.
    9.250%, 09/15/08                                              2,145,000       2,155,725
   Georgia-Pacific
    9.375%, 02/01/13                                              2,440,000       2,723,650
                                                                              -------------
                                                                                  4,879,375
                                                                              -------------
PIPELINES -- 3.0%
   Sonat, Inc.
    7.625%, 07/15/11                                              2,940,000       2,425,500
   Williams Cos
    9.250%, 03/15/04                                              2,505,000       2,555,100
                                                                              -------------
                                                                                  4,980,600
                                                                              -------------
PUBLISHING-PERIODICALS -- 0.6%
   Dex Media West/Finance 144A#
    9.875%, 08/15/13                                                930,000       1,050,900
                                                                              -------------
RACETRACKS -- 1.4%
   Penn National Gaming, Inc. Ser. B
    11.125%, 03/01/08                                             1,100,000       1,233,375

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                 PRINCIPAL
                                                                  AMOUNT          VALUE
-------------------------------------------------------------------------------------------
CORPORATE BONDS (continued)
-------------------------------------------------------------------------------------------
RACETRACKS (CONTINUED)
   Penn National Gaming, Inc.
    8.875%, 03/15/10                                           $  1,115,000   $   1,200,019
                                                                              -------------
                                                                                  2,433,394
                                                                              -------------
RADIO -- 1.9%
   Salem Communications Holding Corp. 9.000%, 07/01/11            1,065,000       1,146,206
   Spanish Broadcasting Systems, Inc. 9.625%, 11/01/09            1,865,000       1,972,238
                                                                              -------------
                                                                                  3,118,444
                                                                              -------------
RECREATIONAL CENTERS -- 2.3%
   Bally Total Fitness Holdings Corp. Ser. D
    9.875%, 10/15/07                                              2,790,000       2,678,400
   Bally Total Fitness Holdings Corp. 144A#
    10.500%, 07/15/11                                             1,055,000       1,110,388
                                                                              -------------
                                                                                  3,788,788
                                                                              -------------
REITS-HEALTH CARE -- 0.5%
   La Quinta Corp. 144A#
    8.875%, 03/15/11                                                755,000         818,231
                                                                              -------------
REITS-MORTGAGE -- 0.5%
   Thornburg Mortgage
    8.000%, 05/15/13                                                800,000         820,000
                                                                              -------------
RENTAL AUTO/EQUIPMENT -- 2.1%
   United Rentals, Inc. Ser. B
    9.500%, 06/01/08                                              2,430,000       2,515,050
   United Rentals, Inc. Ser. B
    9.000%, 04/01/09                                              1,000,000       1,035,000
                                                                              -------------
                                                                                  3,550,050
                                                                              -------------
RESORTS/THEME PARKS -- 0.5%
   Premier Parks, Inc.
    9.750%, 06/15/07                                                830,000         815,475
                                                                              -------------
RETAIL-APPAREL/SHOE -- 0.6%
   Mothers Work, Inc.
    11.250%, 08/01/10                                               965,000       1,066,325
                                                                              -------------
RETAIL-ARTS & CRAFTS -- 1.6%
   Michaels Stores, Inc.
    9.250%, 07/01/09                                              2,410,000       2,638,950
                                                                              -------------
RETAIL-AUTOMOBILE -- 1.5%
   Group 1 Auto Inc. 144A#
    8.250%, 08/15/13                                                620,000         668,050
   United Auto Group
    9.625%, 03/15/12                                              1,670,000       1,824,475
                                                                              -------------
                                                                                  2,492,525
                                                                              -------------
RETAIL-DISCOUNT -- 1.2%
   Tuesday Morning Corp. Ser. B
    11.000%, 12/15/07                                          $  1,849,000   $   1,932,205
                                                                              -------------
RETAIL-DRUG STORE -- 1.5%
   Rite Aid Corp.
    11.250%, 07/01/08                                             2,280,000       2,553,600
                                                                              -------------
RETAIL-HYPERMARKETS -- 0.4%
  Jo-Ann Stores, Inc.
    10.375%, 05/01/07                                               583,000         612,150
                                                                              -------------
RETAIL-MAJOR DEPARTMENT STORES -- 1.0%
   J.C. Penny Co., Inc.
    7.600%, 04/01/07                                              1,500,000       1,620,000
                                                                              -------------
RETAIL-RESTAURANTS -- 0.9%
   Foodmaker, Inc.
    8.375%, 04/15/08                                                635,000         657,225
   Tricon Global Restaurants, Inc.
    8.875%, 04/15/11                                                670,000         780,550
                                                                              -------------
                                                                                  1,437,775
                                                                              -------------
RETAIL-VIDEO RENTAL -- 1.4%
   Hollywood Entertainment Corp.
    9.625%, 03/15/11                                              2,200,000       2,392,500
                                                                              -------------
SEMICONDUCTOR EQUIPMENT -- 1.2%
   Amkor Technology, Inc.
    10.500%, 05/01/09                                             1,920,000       2,044,800
                                                                              -------------
SPECIAL PURPOSE ENTITY -- 3.5%
   Hanger Orthopedic Group, Inc.
    11.250%, 06/15/09                                             1,075,000       1,201,313
   Hli Operating Co. 144A#
    10.500%, 06/15/10                                             1,545,000       1,684,050
   JP Morgan Chase & Co. 144A#
    8.000%, 06/20/08                                              2,970,000       3,007,125
                                                                              -------------
                                                                                  5,892,488
                                                                              -------------
TELECOMMUNICATIONS SERVICES -- 1.7%
   Time Warner Telecom, Inc.
    10.125%, 02/01/11                                             2,435,000       2,428,913
   Time Warner Telecom, Inc.
    9.750%, 07/15/08                                                500,000         492,500
                                                                              -------------
                                                                                  2,921,413
                                                                              -------------
TELEVISION -- 0.9%
   Sinclair Broadcast Group, Inc.
    8.750%, 12/15/11                                              1,360,000       1,479,000
                                                                              -------------
TEXTILE-HOME FURNISHINGS -- 0.8%
   Interface, Inc.
    10.375%, 02/01/10                                             1,190,000       1,192,975
   Interface, Inc. Ser. B
    9.500%, 11/15/05                                                225,000         205,875
                                                                              -------------
                                                                                  1,398,850
                                                                              -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                 PRINCIPAL
                                                                  AMOUNT          VALUE
-------------------------------------------------------------------------------------------
CORPORATE BONDS (continued)
-------------------------------------------------------------------------------------------
TOYS -- 1.3%
   Hasbro, Inc.
    8.500%, 03/15/06                                           $  1,940,000   $   2,124,300
                                                                              -------------
TRAVEL SERVICES -- 0.9%
   Worldspan LP 144A#
    9.625%, 06/15/11                                              1,450,000       1,518,875
                                                                              -------------
VETERINARY DIAGNOSTICS -- 0.9%
   Vicar Operating, Inc.
    9.875%, 12/01/09                                              1,425,000       1,581,750
                                                                              -------------
WIRELESS EQUIPMENT -- 4.2%
   American Tower Corp.
    9.375%, 02/01/09                                              2,485,000       2,534,700
   Crown Castle International Corp.
    10.750%, 08/01/11                                             3,015,000       3,346,650
   Spectrasite Inc. 144A#
    8.250%, 05/15/10                                              1,025,000       1,081,375
                                                                              -------------
                                                                                  6,962,725
                                                                              -------------
TOTAL CORPORATE BONDS
   (Cost: $145,749,367)                                                         155,577,953
                                                                              -------------
-------------------------------------------------------------------------------------------
FOREIGN CORPORATE BONDS -- 3.9%
-------------------------------------------------------------------------------------------
INDEPENDENT POWER PRODUCER -- 0.5%
   Calpine Canada Energy Finance
    8.500%, 05/01/08                                              1,110,000         799,200
                                                                              -------------
MOTION PICTURES & SERVICES -- 1.5%
   Alliance Atlantis Communications, Inc.
    13.000%, 12/15/09                                             2,140,000       2,455,650
                                                                              -------------
MULTIMEDIA -- 0.3%
   Vivendi Universal SA 144A#
    9.250%, 04/15/10                                           $    465,000   $     534,169
                                                                              -------------
RESORTS/THEME PARKS -- 0.2%
   Intrawest Corp.
    10.500%, 02/01/10                                               281,000         310,154
                                                                              -------------
TELECOMMUNICATIONS EQUIPMENT -- 1.4%
   Nortel Networks, Ltd.
    6.125%, 02/15/06                                              2,350,000       2,361,750
                                                                              -------------
TOTAL FOREIGN CORPORATE BONDS
   (Cost: $6,090,676)                                                             6,460,923
                                                                              -------------
-------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 3.3%
-------------------------------------------------------------------------------------------
TIME DEPOSIT -- 3.3%
   Brown Brothers Harriman & Co.
    0.550%, 10/01/03
    (Cost: $5,515,516)                                            5,515,516       5,515,516
                                                                              -------------
TOTAL INVESTMENTS -- 100.1%
   (Cost: $157,355,559)                                                         167,554,392
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%)                                    (120,335)
                                                                              -------------
NET ASSETS -- 100.0%                                                          $ 167,434,057
                                                                              =============

----------
# 144A Security. Certain conditions for public sale may exist. Total market value of 144A securities owned at September 30, 2003 was $22,233,194 or 13.3% of net assets.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
FINANCIAL HIGHLIGHTS
For a Institutional share outstanding during the period indicated

                                                         NET ASSET          NET          NET REALIZED     TOTAL FROM
                                                           VALUE,        INVESTMENT     AND UNREALIZED    INVESTMENT
                                                         BEGINNING    INCOME (LOSS)(2)   GAINS (LOSS)     OPERATIONS
----------------------------------------------------------------------------------------------------------------------
                                                                              U.S. EQUITY FUNDS
GROWTH DISCOVERY
  For the period ended 09/30/03 (1)                    $        7.44   $       (0.06)   $        4.58    $        4.52
  For the year ended 03/31/03                                  10.88           (0.12)           (3.32)           (3.44)
  For the year ended 03/31/02                                   9.05           (0.13)            1.96             1.83
  For the year ended 03/31/01                                  42.54           (0.14)          (17.58)          (17.72)
  For the year ended 3/31/00                                   20.24           (0.35)           27.92            27.57
  For the year ended 3/31/99                                   25.05           (0.42)           (3.05)           (3.47)
EMERGING GROWTH
  For the period ended 09/30/03 (1)                    $        6.32   $       (0.05)   $        2.12    $        2.07
  For the year ended 03/31/03                                   9.59           (0.07)           (3.20)           (3.27)
  For the year ended 03/31/02                                   9.57           (0.04)            0.06             0.02
  For the year ended 03/31/01                                  27.03           (0.01)          (12.37)          (12.38)
  For the period 5/7/99 through 3/31/00                        14.02           (0.12)           13.51            13.39
  For the period 4/1/99 through 5/7/99 (1)                     13.53           (0.01)            0.50             0.49
  For the year ended 3/31/99                                   14.17           (0.14)            0.17             0.03
VALUE OPPORTUNITIES
  For the period ended 09/30/03 (1)                    $       10.23   $       (0.01)   $        3.91    $        3.90
  For the year ended 03/31/03                                  15.62            0.07            (3.29)           (3.22)
  For the period 5/1/01 to 3/31/02                             12.50            0.10             3.06             3.16
LARGE CAP VALUE
  For the period ended 09/30/03 (1)                    $       18.20   $        0.17    $        3.09    $        3.26
  For the year ended 03/31/03                                  24.46            0.25            (6.20)           (5.95)
  For the year ended 03/31/02                                  23.42            0.22             1.24             1.46
  For the year ended 03/31/01                                  21.74            0.24             1.64             1.88
  For the period 5/7/99 through 3/31/00                        22.99            0.18            (1.30)           (1.12)
  For the period 4/1/99 through 5/7/99 (1)                     20.90           (0.01)            2.10             2.09
  For the year ended 3/31/99                                   21.90            0.13             0.80             0.93
U.S. LARGE CAP SELECT GROWTH
  For the period ended 09/30/03 (1)                    $       12.73   $       (0.01)   $        1.71    $        1.70
  For the year ended 03/31/03                                  18.08           (0.05)           (5.30)           (5.35)
  For the year ended 03/31/02                                  22.61           (0.11)           (4.42)           (4.53)
  For the year ended 03/31/01                                  49.86           (0.19)          (26.03)          (26.22)
  For the period 5/7/99 through 3/31/00                        29.18           (0.14)           20.82            20.68
  For the period 4/1/99 through 5/7/99 (1)                     26.89           (0.01)            2.30             2.29
  For the year ended 3/31/99                                   16.50            0.01            10.53            10.54

                                                            DISTRIBUTIONS FROM:
                                                       -----------------------------
                                                            NET             NET
                                                         INVESTMENT       REALIZED          TOTAL
                                                           INCOME      CAPITAL GAINS    DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------
                                                                     U.S. EQUITY FUNDS
GROWTH DISCOVERY
  For the period ended 09/30/03 (1)                    $          --   $          --    $          --
  For the year ended 03/31/03                                     --              --               --
  For the year ended 03/31/02                                     --              --               --
  For the year ended 03/31/01                                     --          (15.77)          (15.77)
  For the year ended 3/31/00                                      --           (5.27)           (5.27)
  For the year ended 3/31/99                                      --           (1.34)           (1.34)
EMERGING GROWTH
  For the period ended 09/30/03 (1)                    $          --   $          --    $          --
  For the year ended 03/31/03                                     --              --               --
  For the year ended 03/31/02                                     --              --               --
  For the year ended 03/31/01                                     --           (5.08)           (5.08)
  For the period 5/7/99 through 3/31/00                           --           (0.38)           (0.38)
  For the period 4/1/99 through 5/7/99 (1)                        --              --               --
  For the year ended 3/31/99                                      --           (0.67)           (0.67)
VALUE OPPORTUNITIES
  For the period ended 09/30/03 (1)                    $          --   $          --    $          --
  For the year ended 03/31/03                                  (0.12)          (2.05)           (2.17)
  For the period 5/1/01 to 3/31/02                             (0.04)             --            (0.04)
LARGE CAP VALUE
  For the period ended 09/30/03 (1)                    $          --   $          --    $          --
  For the year ended 03/31/03                                  (0.31)             --            (0.31)
  For the year ended 03/31/02                                  (0.05)          (0.37)           (0.42)
  For the year ended 03/31/01                                  (0.20)             --            (0.20)
  For the period 5/7/99 through 3/31/00                        (0.13)             --            (0.13)
  For the period 4/1/99 through 5/7/99 (1)                        --              --               --
  For the year ended 3/31/99                                   (0.12)          (1.81)           (1.93)
U.S. LARGE CAP SELECT GROWTH
  For the period ended 09/30/03 (1)                    $          --   $          --    $          --
  For the year ended 03/31/03                                     --              --               --
  For the year ended 03/31/02                                     --              --               --
  For the year ended 03/31/01                                     --           (1.03)           (1.03)
  For the period 5/7/99 through 3/31/00                           --              --               --
  For the period 4/1/99 through 5/7/99 (1)                        --              --               --
  For the year ended 3/31/99                                      --           (0.15)           (0.15)

----------
(1)  Unaudited.
(2) Prior to April 1, 1999, net investment income per share was calculated by taking the difference in undistributed net investment income per share at the beginning and end of the period, adjusted for per share distributions. Beginning April 1, 1999, net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
(3)  Total returns are not annualized for periods less than one year.
(4) Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (loss) ratios had such reductions not occurred.
(5)  Net expenses include certain items not subject to expense reimbursement.
(6) On May 17, 2002 the Board of Trustees approved an amendment to the Expense Limitation Agreement whereby overall operating expenses of the Global Select, International Core Growth, Emerging Countries, US Large Cap Select Growth, and Large Cap Value excluding taxes, interest, brokerage and extraordinary expenses, do not exceed 1.05%, 1.15%, 1.50%, 0.90% and 0.85% representing a 0.35%, 0.15%, 0.25%, 0.15%, 0.10% and
     0.15% decrease in the Fund's expense cap, respectively.
(7) On May 18, 2001 the Board of Trustees approved an amendment to the Expense Limitation Agreement whereby overall operating expenses of the Emerging Growth, excluding taxes, interest, brokerage and extraordinary expenses, do not exceed 1.25% representing a .08% increase in the Fund's expense cap.
(8) Due to the realignment of the Fund's portfolio in connection with the combination with Global Technology Fund and Global HealthCare Fund, the cost of purchases of $27,251,277 and proceeds from sales of $35,006,695 have been excluded from the Portfolio Turnover calculation.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                         NET ASSET
                                                           VALUE,         TOTAL
                                                          ENDING        RETURN (3)
----------------------------------------------------------------------------------
                                                           U.S. EQUITY FUNDS
GROWTH DISCOVERY
  For the period ended 09/30/03 (1)                    $       11.96       60.75%
  For the year ended 03/31/03                                   7.44      (31.62%)
  For the year ended 03/31/02                                  10.88       20.22%
  For the year ended 03/31/01                                   9.05      (48.41%)
  For the year ended 3/31/00                                   42.54      151.76%
  For the year ended 3/31/99                                   20.24      (13.78%)
EMERGING GROWTH
  For the period ended 09/30/03 (1)                    $        8.39       32.75%
  For the year ended 03/31/03                                   6.32      (34.10%)
  For the year ended 03/31/02                                   9.59        0.21%
  For the year ended 03/31/01                                   9.57      (49.55%)
  For the period 5/7/99 through 3/31/00                        27.03       96.49%
  For the period 4/1/99 through 5/7/99 (1)                     14.02        3.70%
  For the year ended 3/31/99                                   13.53        1.03%
VALUE OPPORTUNITIES
  For the period ended 09/30/03 (1)                    $       14.13       38.12%
  For the year ended 03/31/03                                  10.23      (21.54%)
  For the period 5/1/01 to 3/31/02                             15.62       25.33%
LARGE CAP VALUE
  For the period ended 09/30/03 (1)                    $       21.46       17.91%
  For the year ended 03/31/03                                  18.20      (24.41%)
  For the year ended 03/31/02                                  24.46        6.35%
  For the year ended 03/31/01                                  23.42        8.64%
  For the period 5/7/99 through 3/31/00                        21.74       (4.87%)
  For the period 4/1/99 through 5/7/99 (1)                     22.99       10.00%
  For the year ended 3/31/99                                   20.90        4.43%
U.S. LARGE CAP SELECT GROWTH
  For the period ended 09/30/03 (1)                    $       14.43       13.35%
  For the year ended 03/31/03                                  12.73      (29.59%)
  For the year ended 03/31/02                                  18.08      (20.04%)
  For the year ended 03/31/01                                  22.61      (53.26%)
  For the period 5/7/99 through 3/31/00                        49.86       70.86%
  For the period 4/1/99 through 5/7/99 (1)                     29.18        8.52%
  For the year ended 3/31/99                                   26.89       64.28%

                                                                             RATIOS TO AVERAGE NET ASSETS (4)
                                                       -----------------------------------------------------------------------------
                                                             NET                         EXPENSES         EXPENSE
                                                         INVESTMENT       TOTAL           NET OF      (REIMBURSEMENTS)/    NET
                                                        INCOME (LOSS)    EXPENSES        OFFSETS         RECOUPMENT     EXPENSES (5)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                      U.S. EQUITY FUNDS
GROWTH DISCOVERY
  For the period ended 09/30/03 (1)                            (1.22%)        1.56%        1.35%           (0.02%)        1.33%
  For the year ended 03/31/03                                  (1.36%)        1.75%        1.71%           (0.16%)        1.55%
  For the year ended 03/31/02                                  (1.31%)        1.60%        1.60%           (0.03%)        1.57%
  For the year ended 03/31/01                                  (0.66%)        1.62%        1.62%           (0.04%)        1.58%
  For the year ended 3/31/00                                   (1.32%)        1.76%        1.76%           (0.19%)        1.57%
  For the year ended 3/31/99                                   (1.18%)        1.70%        1.70%           (0.11%)        1.59%
EMERGING GROWTH
  For the period ended 09/30/03 (1)                            (1.11%)        1.60%        1.36%           (0.05%)        1.31%
  For the year ended 03/31/03                                  (0.96%)        1.45%        1.43%           (0.17%)        1.26%
  For the year ended 03/31/02                                  (0.46%)        1.34%        1.34%           (0.12%)        1.22%(7)
  For the year ended 03/31/01                                  (0.07%)        1.30%        1.30%           (0.12%)        1.18%
  For the period 5/7/99 through 3/31/00                        (0.68%)        1.38%        1.38%           (0.19%)        1.19%
  For the period 4/1/99 through 5/7/99 (1)                     (0.87%)        1.17%        1.17%              --          1.17%
  For the year ended 3/31/99                                   (0.71%)        1.35%        1.35%           (0.10%)        1.25%
VALUE OPPORTUNITIES
  For the period ended 09/30/03 (1)                            (0.10%)        1.29%        1.18%              --          1.18%
  For the year ended 03/31/03                                   0.47%         1.54%        1.51%           (0.26%)        1.25%(6)
  For the period 5/1/01 to 3/31/02                              0.79%         1.44%        1.44%           (0.14%)        1.30%
LARGE CAP VALUE
  For the period ended 09/30/03 (1)                             1.49%         1.33%        1.29%           (0.50%)        0.79%
  For the year ended 03/31/03                                   1.24%         1.28%        1.27%           (0.34%)        0.93%(6)
  For the year ended 03/31/02                                   0.89%         1.14%        1.14%           (0.13%)        1.01%
  For the year ended 03/31/01                                   1.04%         1.21%        1.21%           (0.19%)        1.02%
  For the period 5/7/99 through 3/31/00                         0.97%         1.26%        1.26%           (0.24%)        1.02%
  For the period 4/1/99 through 5/7/99 (1)                      0.45%         2.48%        2.48%           (1.50%)        0.98%
  For the year ended 3/31/99                                    0.87%         2.11%        2.11%           (1.12%)        0.99%
U.S. LARGE CAP SELECT GROWTH
  For the period ended 09/30/03 (1)                            (0.16%)        1.42%        1.26%           (0.27%)        0.99%
  For the year ended 03/31/03                                  (0.34%)        1.27%        1.25%           (0.30%)        0.95%(6)
  For the year ended 03/31/02                                  (0.54%)        1.09%        1.09%           (0.09%)        1.00%
  For the year ended 03/31/01                                  (0.51%)        1.09%        1.09%           (0.09%)        1.00%
  For the period 5/7/99 through 3/31/00                        (0.44%)        1.20%        1.20%           (0.19%)        1.01%
  For the period 4/1/99 through 5/7/99 (1)                     (0.40%)        0.98%        0.98%              --          0.98%
  For the year ended 3/31/99                                   (0.01%)        1.63%        1.63%           (0.65%)        0.98%

                                                               FUND'S
                                                             PORTFOLIO   NET ASSETS,
                                                             TURNOVER      ENDING
                                                               RATE      (IN 000'S)
------------------------------------------------------------------------------------
                                                                U.S. EQUITY FUNDS
GROWTH DISCOVERY
  For the period ended 09/30/03 (1)                              148%  $      83,137
  For the year ended 03/31/03                                    164%         35,625
  For the year ended 03/31/02                                    170%         88,311
  For the year ended 03/31/01                                    118%         47,810
  For the year ended 3/31/00                                     141%         92,221
  For the year ended 3/31/99                                     115%         53,593
EMERGING GROWTH
  For the period ended 09/30/03 (1)                              103%  $      37,808
  For the year ended 03/31/03                                    118%         36,756
  For the year ended 03/31/02                                    138%        173,053
  For the year ended 03/31/01                                    120%        138,022
  For the period 5/7/99 through 3/31/00                           84%        276,556
  For the period 4/1/99 through 5/7/99 (1)                        18%        197,120
  For the year ended 3/31/99                                      90%        213,149
VALUE OPPORTUNITIES
  For the period ended 09/30/03 (1)                               58%  $      47,930
  For the year ended 03/31/03                                    109%         10,980
  For the period 5/1/01 to 3/31/02                                84%         58,833
LARGE CAP VALUE
  For the period ended 09/30/03 (1)                               12%  $      12,687
  For the year ended 03/31/03                                    139%         27,659
  For the year ended 03/31/02                                     99%         39,358
  For the year ended 03/31/01                                    120%         46,672
  For the period 5/7/99 through 3/31/00                          143%         23,185
  For the period 4/1/99 through 5/7/99 (1)                         7%         27,818
  For the year ended 3/31/99                                     147%         15,322
U.S. LARGE CAP SELECT GROWTH
  For the period ended 09/30/03 (1)                               87%  $      12,734
  For the year ended 03/31/03                                    193%         18,328
  For the year ended 03/31/02                                    224%         57,769
  For the year ended 03/31/01                                    160%         60,882
  For the period 5/7/99 through 3/31/00                          154%         37,982
  For the period 4/1/99 through 5/7/99 (1)                        18%          6,043
  For the year ended 3/31/99                                     253%          5,940

                                                         NET ASSET           NET         NET REALIZED     TOTAL FROM
                                                           VALUE,        INVESTMENT     AND UNREALIZED    INVESTMENT
                                                         BEGINNING    INCOME (LOSS)(2)   GAINS (LOSS)     OPERATIONS
----------------------------------------------------------------------------------------------------------------------
                                                                           U.S. EQUITY FUNDS -- CONTINUED
U.S. EQUITY GROWTH
  For the period ended 09/30/03 (1)                    $        7.94   $        (0.03)  $        1.26    $        1.23
  For the year ended 03/31/03                                  11.40            (0.06)          (3.40)           (3.46)
  For the year ended 03/31/02                                  13.60            (0.09)          (2.11)           (2.20)
  For the year ended 03/31/01                                  41.51            (0.20)         (19.98)          (20.18)
  For the period 5/7/99 through 3/31/00                        19.44            (0.15)          22.22            22.07
  For the period 4/1/99 through 5/7/99 (1)                     19.17            (0.01)           0.28             0.27
  For the year ended 3/31/99                                   17.16            (0.10)           2.76             2.66
CONVERTIBLE
  For the period ended 09/30/03 (1)                    $       17.72   $         0.32   $        2.49    $        2.81
  For the year ended 03/31/03                                  21.35             0.63           (3.55)           (2.92)
  For the year ended 03/31/02                                  23.14             0.64           (1.69)           (1.05)
  For the year ended 03/31/01                                  33.67             0.70           (8.94)           (8.24)
  For the period 5/7/99 through 3/31/00                        22.21             0.49           11.44            11.93
  For the period 4/1/99 through 5/7/99 (1)                     21.53             0.05            0.63             0.68
  For the year ended 3/31/99                                   18.64             0.50            3.11             3.61
                                                                               GLOBAL EQUITY FUNDS
GLOBAL SELECT
  For the period ended 09/30/03 (1)                    $       10.26   $           --   $        2.77    $        2.77
  For the year ended 03/31/03                                  13.67            (0.02)          (3.39)           (3.41)
  For the year ended 03/31/02                                  12.86            (0.06)           0.87             0.81
  For the year ended 03/31/01                                  31.91            (0.06)         (10.00)          (10.06)
  For the year ended 3/31/00                                   20.48            (0.21)          19.90            19.69
  For the year ended 3/31/99                                   14.81            (0.05)           5.86             5.81
                                                                           INTERNATIONAL EQUITY FUNDS
INTERNATIONAL CORE GROWTH
  For the period ended 09/30/03 (1)                    $       12.83   $         0.16   $        2.90    $        3.06
  For the year ended 03/31/03                                  17.17             0.12           (4.46)           (4.34)
  For the year ended 03/31/02                                  19.21             0.06           (2.10)           (2.04)
  For the year ended 03/31/01                                  31.88             0.04          (11.29)          (11.25)
  For the period 5/7/99 through 3/31/00                        20.61            (0.09)          11.38            11.29
  For the period 4/1/99 through 5/7/99 (1)                     19.73            (0.02)           0.90             0.88
  For the year ended 3/31/99                                   18.55               --            1.18             1.18
INTERNATIONAL GROWTH OPPORTUNITIES
  For the period ended 09/30/03 (1)                    $       17.39   $         0.11   $        5.72    $        5.83
  For the year ended 03/31/03                                  22.72             0.07           (5.40)           (5.33)
  For the year ended 03/31/02                                  24.38             0.09           (1.75)           (1.66)
  For the year ended 03/31/01                                  51.19            (0.09)         (17.92)          (18.01)
  For the period 5/7/99 through 3/31/00                        22.38            (0.24)          29.26            29.02
  For the period 4/1/99 through 5/7/99 (1)                     21.12            (0.01)           1.27             1.26
  For the year ended 3/31/99                                   18.45             0.03            3.22             3.25

                                                            DISTRIBUTIONS FROM:
                                                       -----------------------------
                                                            NET             NET
                                                         INVESTMENT       REALIZED           TOTAL
                                                           INCOME       CAPITAL GAINS    DISTRIBUTIONS
------------------------------------------------------------0-----------------------------------------
                                                                  U.S. EQUITY FUNDS -- CONTINUED
U.S. EQUITY GROWTH
  For the period ended 09/30/03 (1)                    $          --   $           --   $          --
  For the year ended 03/31/03                                     --               --              --
  For the year ended 03/31/02                                     --               --              --
  For the year ended 03/31/01                                     --            (7.73)          (7.73)
  For the period 5/7/99 through 3/31/00                           --               --              --
  For the period 4/1/99 through 5/7/99 (1)                        --               --              --
  For the year ended 3/31/99                                      --            (0.65)          (0.65)
CONVERTIBLE
  For the period ended 09/30/03 (1)                    $       (0.34)  $           --   $       (0.34)
  For the year ended 03/31/03                                  (0.71)              --           (0.71)
  For the year ended 03/31/02                                  (0.74)              --           (0.74)
  For the year ended 03/31/01                                  (0.66)           (1.63)          (2.29)
  For the period 5/7/99 through 3/31/00                        (0.47)              --           (0.47)
  For the period 4/1/99 through 5/7/99 (1)                        --               --              --
  For the year ended 3/31/99                                   (0.54)           (0.18)          (0.72)
                                                                        GLOBAL EQUITY FUNDS
GLOBAL SELECT
  For the period ended 09/30/03 (1)                    $          --   $           --   $          --
  For the year ended 03/31/03                                     --               --              --
  For the year ended 03/31/02                                     --               --              --
  For the year ended 03/31/01                                     --            (8.99)          (8.99)
  For the year ended 3/31/00                                      --            (8.26)          (8.26)
  For the year ended 3/31/99                                      --            (0.14)          (0.14)
                                                                     INTERNATIONAL EQUITY FUNDS
INTERNATIONAL CORE GROWTH
  For the period ended 09/30/03 (1)                    $          --   $           --   $          --
  For the year ended 03/31/03                                     --               --              --
  For the year ended 03/31/02                                     --               --              --
  For the year ended 03/31/01                                     --            (1.42)          (1.42)
  For the period 5/7/99 through 3/31/00                        (0.02)              --           (0.02)
  For the period 4/1/99 through 5/7/99 (1)                        --               --              --
  For the year ended 3/31/99                                      --               --              --
INTERNATIONAL GROWTH OPPORTUNITIES
  For the period ended 09/30/03 (1)                    $          --   $           --   $          --
  For the year ended 03/31/03                                     --               --              --
  For the year ended 03/31/02                                     --               --              --
  For the year ended 03/31/01                                  (0.13)           (8.67)          (8.80)
  For the period 5/7/99 through 3/31/00                           --            (0.21)          (0.21)
  For the period 4/1/99 through 5/7/99 (1)                        --               --              --
  For the year ended 3/31/99                                      --            (0.58)          (0.58)

----------
(1)  Unaudited.
(2) Prior to April 1, 1999, net investment income per share was calculated by taking the difference in undistributed net investment income per share at the beginning and end of the period, adjusted for per share distributions. Beginning April 1, 1999, net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
(3)  Total returns are not annualized for periods less than one year.
(4) Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (loss) ratios had such reductions not occurred.
(5)  Net expenses include certain items not subject to expense reimbursement.
(6) On May 17, 2002 the Board of Trustees approved an amendment to the Expense Limitation Agreement whereby overall operating expenses of the Global Select, International Core Growth, Emerging Countries, US Large Cap Select Growth, and Large Cap Value excluding taxes, interest, brokerage and extraordinary expenses, do not exceed 1.05%, 1.15%, 1.50%, 0.90% and 0.85% representing a 0.35%, 0.15%, 0.25%, 0.15%, 0.10% and
     0.15% decrease in the Fund's expense cap, respectively.
(7) On May 18, 2001 the Board of Trustees approved an amendment to the Expense Limitation Agreement whereby overall operating expenses of the Emerging Growth, excluding taxes, interest, brokerage and extraordinary expenses, do not exceed 1.25% representing a .08% increase in the Fund's expense cap.
(8) Due to the realignment of the Fund's portfolio in connection with the combination with Global Technology Fund and Global HealthCare Fund, the cost of purchases of $27,251,277 and proceeds from sales of $35,006,695 have been excluded from the Portfolio Turnover calculation.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                         NET ASSET
                                                           VALUE,         TOTAL
                                                           ENDING       RETURN (3)
-----------------------------------------------------------------------------------
                                                     U.S. EQUITY FUNDS -- CONTINUED
U.S. EQUITY GROWTH
  For the period ended 09/30/03 (1)                    $        9.17       15.49%
  For the year ended 03/31/03                                   7.94      (30.35%)
  For the year ended 03/31/02                                  11.40      (16.18%)
  For the year ended 03/31/01                                  13.60      (53.95%)
  For the period 5/7/99 through 3/31/00                        41.51      113.48%
  For the period 4/1/99 through 5/7/99 (1)                     19.44        1.41%
  For the year ended 3/31/99                                   19.17       16.09%
CONVERTIBLE
  For the period ended 09/30/03 (1)                    $       20.19       15.92%
  For the year ended 03/31/03                                  17.72      (13.69%)
  For the year ended 03/31/02                                  21.35       (4.51%)
  For the year ended 03/31/01                                  23.14      (25.12%)
  For the period 5/7/99 through 3/31/00                        33.67       54.31%
  For the period 4/1/99 through 5/7/99 (1)                     22.21        3.16%
  For the year ended 3/31/99                                   21.53       19.93%
                                                           GLOBAL EQUITY FUNDS
GLOBAL SELECT
  For the period ended 09/30/03 (1)                    $       13.03       27.00%
  For the year ended 03/31/03                                  10.26      (24.95%)
  For the year ended 03/31/02                                  13.67        6.30%
  For the year ended 03/31/01                                  12.86      (36.33%)
  For the year ended 3/31/00                                   31.91      110.64%
  For the year ended 3/31/99                                   20.48       39.55%
                                                        INTERNATIONAL EQUITY FUNDS
INTERNATIONAL CORE GROWTH
  For the period ended 09/30/03 (1)                    $       15.89       23.85%
  For the year ended 03/31/03                                  12.83      (25.28%)
  For the year ended 03/31/02                                  17.17      (10.62%)
  For the year ended 03/31/01                                  19.21      (35.99%)
  For the period 5/7/99 through 3/31/00                        31.88       54.78%
  For the period 4/1/99 through 5/7/99 (1)                     20.61        4.46%
  For the year ended 3/31/99                                   19.73        6.43%
INTERNATIONAL GROWTH OPPORTUNITIES
  For the period ended 09/30/03 (1)                    $       23.22       33.53%
  For the year ended 03/31/03                                  17.39      (23.46%)
  For the year ended 03/31/02                                  22.72       (6.81%)
  For the year ended 03/31/01                                  24.38      (37.80%)
  For the period 5/7/99 through 3/31/00                        51.19      130.09%
  For the period 4/1/99 through 5/7/99 (1)                     22.38        5.97%
  For the year ended 3/31/99                                   21.12       17.97%

                                                                             RATIOS TO AVERAGE NET ASSETS (4)
                                                       -------------------------------------------------------------------------
                                                             NET                      EXPENSES        EXPENSE
                                                         INVESTMENT       TOTAL        NET OF     (REIMBURSEMENTS)/    NET
                                                        INCOME (LOSS)    EXPENSES     OFFSETS        RECOUPMENT     EXPENSES (5)
--------------------------------------------------------------------------------------------------------------------------------
                                                                              U.S. EQUITY FUNDS -- CONTINUED
U.S. EQUITY GROWTH
  For the period ended 09/30/03 (1)                         (0.78%)        1.16%        0.92%              --          0.92%
  For the year ended 03/31/03                               (0.72%)        1.22%        1.20%           (0.20%)        1.00%
  For the year ended 03/31/02                               (0.70%)        1.08%        1.08%           (0.07%)        1.01%
  For the year ended 03/31/01                               (0.68%)        1.03%        1.03%           (0.03%)        1.00%
  For the period 5/7/99 through 3/31/00                     (0.60%)        1.09%        1.09%           (0.08%)        1.01%
  For the period 4/1/99 through 5/7/99 (1)                  (0.70%)        0.99%        0.99%              --          0.99%
  For the year ended 3/31/99                                (0.44%)        1.04%        1.04%           (0.08%)        0.96%
CONVERTIBLE
  For the period ended 09/30/03 (1)                          3.15%         1.13%        1.10%           (0.09%)        1.01%
  For the year ended 03/31/03                                3.17%         1.16%        1.15%           (0.15%)        1.00%(6)
  For the year ended 03/31/02                                2.87%         1.05%        1.05%           (0.05%)        1.00%
  For the year ended 03/31/01                                2.40%         1.04%        1.04%           (0.03%)        1.01%
  For the period 5/7/99 through 3/31/00                      2.02%         1.27%        1.27%           (0.24%)        1.03%
  For the period 4/1/99 through 5/7/99 (1)                   2.15%         0.99%        0.99%              --          0.99%
  For the year ended 3/31/99                                 2.67%         1.07%        1.07%           (0.11%)        0.96%
                                                                                     GLOBAL EQUITY FUNDS
GLOBAL SELECT
  For the period ended 09/30/03 (1)                          0.03%         1.24%        1.13%           (0.04%)        1.09%
  For the year ended 03/31/03                               (0.16%)        1.42%        1.40%           (0.27%)        1.13%(6)
  For the year ended 03/31/02                               (0.43%)        1.37%        1.37%           (0.14%)        1.23%
  For the year ended 03/31/01                               (0.21%)        1.78%        1.78%           (0.48%)        1.30%
  For the year ended 3/31/00                                (0.81%)        1.82%        1.82%           (0.49%)        1.33%
  For the year ended 3/31/99                                (0.31%)        3.14%        3.14%           (1.81%)        1.33%
                                                                                INTERNATIONAL EQUITY FUNDS
INTERNATIONAL CORE GROWTH
  For the period ended 09/30/03 (1)                          2.11%         1.58%        1.30%           (0.10%)        1.20%
  For the year ended 03/31/03                                0.76%         1.46%        1.44%           (0.21%)        1.23%(6)
  For the year ended 03/31/02                                0.32%         1.36%        1.36%            0.01%         1.37%
  For the year ended 03/31/01                                0.15%         1.32%        1.32%            0.08%         1.40%
  For the period 5/7/99 through 3/31/00                     (0.36%)        1.38%        1.38%            0.02%         1.40%
  For the period 4/1/99 through 5/7/99 (1)                  (0.97%)        1.39%        1.39%              --          1.39%
  For the year ended 3/31/99                                (0.01%)        1.59%        1.59%           (0.24%)        1.35%
INTERNATIONAL GROWTH  OPPORTUNITIES
  For the period ended 09/30/03 (1)                          1.06%         1.52%        1.33%              --          1.33%
  For the year ended 03/31/03                                0.36%         1.54%        1.52%           (0.10%)        1.42%
  For the year ended 03/31/02                                0.40%         1.42%        1.42%           (0.01%)        1.41%
  For the year ended 03/31/01                               (0.24%)        1.37%        1.37%            0.05%         1.42%
  For the period 5/7/99 through 3/31/00                     (0.73%)        1.45%        1.45%           (0.04%)        1.41%
  For the period 4/1/99 through 5/7/99 (1)                  (0.37%)        1.39%        1.39%              --          1.39%
  For the year ended 3/31/99                                (0.30%)        1.53%        1.53%           (0.15%)        1.38%

                                                          FUND'S
                                                         PORTFOLIO        NET ASSETS,
                                                         TURNOVER          ENDING
                                                           RATE           (IN 000'S)
---------------------------------------------------------------------------------------
                                                         U.S. EQUITY FUNDS -- CONTINUED
U.S. EQUITY GROWTH
  For the period ended 09/30/03 (1)                          137%        $    46,201
  For the year ended 03/31/03                                206%             42,084
  For the year ended 03/31/02                                154%            110,347
  For the year ended 03/31/01                                186%            113,952
  For the period 5/7/99 through 3/31/00                      110%            252,377
  For the period 4/1/99 through 5/7/99 (1)                    25%            128,710
  For the year ended 3/31/99                                 154%            165,014
CONVERTIBLE
  For the period ended 09/30/03 (1)                           54%        $    46,001
  For the year ended 03/31/03                                114%             44,901
  For the year ended 03/31/02                                181%            120,359
  For the year ended 03/31/01                                118%            126,826
  For the period 5/7/99 through 3/31/00                      149%            114,655
  For the period 4/1/99 through 5/7/99 (1)                    11%             90,843
  For the year ended 3/31/99                                 138%             88,590
                                                               GLOBAL EQUITY FUNDS
GLOBAL SELECT
  For the period ended 09/30/03 (1)                          116%        $    68,688
  For the year ended 03/31/03                                230%(8)          69,776
  For the year ended 03/31/02                                401%             41,219
  For the year ended 03/31/01                                440%             15,023
  For the year ended 3/31/00                                 348%             24,742
  For the year ended 3/31/99                                 419%             10,414
                                                           INTERNATIONAL EQUITY FUNDS
INTERNATIONAL CORE GROWTH
  For the period ended 09/30/03 (1)                           93%        $    55,834
  For the year ended 03/31/03                                203%             88,029
  For the year ended 03/31/02                                232%            214,920
  For the year ended 03/31/01                                234%            215,602
  For the period 5/7/99 through 3/31/00                      171%            303,536
  For the period 4/1/99 through 5/7/99 (1)                    30%            117,365
  For the year ended 3/31/99                                 214%            107,890
INTERNATIONAL GROWTH OPPORTUNITIES
  For the period ended 09/30/03 (1)                           74%        $    63,234
  For the year ended 03/31/03                                129%             65,351
  For the year ended 03/31/02                                168%            144,429
  For the year ended 03/31/01                                160%            193,934
  For the period 5/7/99 through 3/31/00                      151%            270,159
  For the period 4/1/99 through 5/7/99 (1)                    23%             71,738
  For the year ended 3/31/99                                 146%             69,077

                                                         NET ASSET           NET         NET REALIZED      TOTAL FROM
                                                           VALUE,        INVESTMENT     AND UNREALIZED     INVESTMENT
                                                         BEGINNING    INCOME (LOSS)(2)   GAINS (LOSS)      OPERATIONS
----------------------------------------------------------------------------------------------------------------------
                                                                    INTERNATIONAL EQUITY FUNDS -- CONTINUED
INTERNATIONAL SYSTEMATIC
  For the period ended 09/30/03 (1)                       $  8.98         $   0.13         $   2.60         $   2.73
  For the year ended 03/31/03                               11.30             0.13            (1.56)           (1.43)
  For the year ended 03/31/02                               12.50             0.09            (1.22)           (1.13)
EMERGING COUNTRIES
  For the period ended 09/30/03 (1)                       $  8.70         $   0.12         $   3.73         $   3.85
  For the year ended 03/31/03                               12.13             0.02            (3.45)           (3.43)
  For the year ended 03/31/02                               11.20             0.04             0.89             0.93
  For the year ended 03/31/01                               23.69            (0.02)          (10.84)          (10.86)
  For the period 5/7/99 through 3/31/00                     15.88            (0.10)            7.91             7.81
  For the period 4/1/99 through 5/7/99 (1)                  13.44            (0.02)            2.46             2.44
  For the year ended 3/31/99                                17.15            (0.01)           (3.63)           (3.64)
                                                                         U.S. FIXED INCOME FUNDS
HIGH YIELD BOND
  For the period ended 09/30/03 (1)                       $  9.65         $   0.43         $   0.57         $   1.00
  For the year ended 03/31/03                                9.88             0.83            (0.23)            0.60
  For the year ended 03/31/02                               10.82             0.93            (0.91)            0.02
  For the year ended 03/31/01                               11.95             1.31            (1.22)            0.09
  For the period 5/7/99 through 3/31/00                     12.58             1.05            (0.64)            0.41
  For the period 4/1/99 through 5/7/99 (1)                  12.37             0.13             0.18             0.31
  For the year ended 3/31/99                                13.46             1.25            (1.06)            0.19

                                                            DISTRIBUTIONS FROM:
                                                       -----------------------------
                                                            NET            NET
                                                         INVESTMENT      REALIZED           TOTAL
                                                           INCOME      CAPITAL GAINS    DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------
                                                          INTERNATIONAL EQUITY FUNDS -- CONTINUED
INTERNATIONAL SYSTEMATIC
  For the period ended 09/30/03 (1)                       $     --       $      --         $    --
  For the year ended 03/31/03                                (0.89)             --           (0.89)
  For the year ended 03/31/02                                (0.07)             --           (0.07)
EMERGING COUNTRIES
  For the period ended 09/30/03 (1)                       $     --       $      --         $    --
  For the year ended 03/31/03                                   --              --              --
  For the year ended 03/31/02                                   --              --              --
  For the year ended 03/31/01                                   --           (1.63)          (1.63)
  For the period 5/7/99 through 3/31/00                         --              --              --
  For the period 4/1/99 through 5/7/99 (1)                      --              --              --
  For the year ended 3/31/99                                    --           (0.07)          (0.07)
                                                                   U.S. FIXED INCOME FUNDS
HIGH YIELD BOND
  For the period ended 09/30/03 (1)                       $  (0.41)      $      --         $ (0.41)
  For the year ended 03/31/03                                (0.83)             --           (0.83)
  For the year ended 03/31/02                                (0.96)             --           (0.96)
  For the year ended 03/31/01                                (1.22)             --           (1.22)
  For the period 5/7/99 through 3/31/00                      (1.04)             --           (1.04)
  For the period 4/1/99 through 5/7/99 (1)                   (0.10)             --           (0.10)
  For the year ended 3/31/99                                 (1.28)             --           (1.28)

----------
(1)  Unaudited.
(2) Prior to April 1, 1999, net investment income per share was calculated by taking the difference in undistributed net investment income per share at the beginning and end of the period, adjusted for per share distributions. Beginning April 1, 1999, net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
(3)  Total returns are not annualized for periods less than one year.
(4) Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (loss) ratios had such reductions not occurred.
(5)  Net expenses include certain items not subject to expense reimbursement.
(6) On May 17, 2002 the Board of Trustees approved an amendment to the Expense Limitation Agreement whereby overall operating expenses of the Global Select, International Core Growth, Emerging Countries, US Large Cap Select Growth, and Large Cap Value excluding taxes, interest, brokerage and extraordinary expenses, do not exceed 1.05%, 1.15%, 1.50%, 0.90% and 0.85% representing a 0.35%, 0.15%, 0.25%, 0.15%, 0.10% and
     0.15% decrease in the Fund's expense cap, respectively.
(7) On May 18, 2001 the Board of Trustees approved an amendment to the Expense Limitation Agreement whereby overall operating expenses of the Emerging Growth, excluding taxes, interest, brokerage and extraordinary expenses, do not exceed 1.25% representing a .08% increase in the Fund's expense cap.
(8) Due to the realignment of the Fund's portfolio in connection with the combination with Global Technology Fund and Global HealthCare Fund, the cost of purchases of $27,251,277 and proceeds from sales of $35,006,695 have been excluded from the Portfolio Turnover calculation.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                          NET ASSET
                                                            VALUE,         TOTAL
                                                           ENDING        RETURN (3)
----------------------------------------------------------------------------------------
                                                 INTERNATIONAL EQUITY FUNDS -- CONTINUED
INTERNATIONAL SYSTEMATIC
  For the period ended 09/30/03 (1)                        $ 11.71          30.40%
  For the year ended 03/31/03                                 8.98         (19.81%)
  For the year ended 03/31/02                                11.30          (9.02%)
EMERGING COUNTRIES
  For the period ended 09/30/03 (1)                        $ 12.55          44.25%
  For the year ended 03/31/03                                 8.70         (28.28%)
  For the year ended 03/31/02                                12.13           8.30%
  For the year ended 03/31/01                                11.20         (46.75%)
  For the period 5/7/99 through 3/31/00                      23.69          49.18%
  For the period 4/1/99 through 5/7/99 (1)                   15.88          18.07%
  For the year ended 3/31/99                                 13.44         (21.22%)
                                                         U.S. FIXED INCOME FUNDS
HIGH YIELD BOND
  For the period ended 09/30/03 (1)                        $ 10.24          10.50%
  For the year ended 03/31/03                                 9.65           6.61%
  For the year ended 03/31/02                                 9.88           0.42%
  For the year ended 03/31/01                                10.82           0.78%
  For the period 5/7/99 through 3/31/00                      11.95           3.39%
  For the period 4/1/99 through 5/7/99 (1)                   12.58           2.76%
  For the year ended 3/31/99                                 12.37           1.69%

                                                                             RATIOS TO AVERAGE NET ASSETS (4)
                                                       -----------------------------------------------------------------------------
                                                             NET                          EXPENSES        EXPENSE
                                                         INVESTMENT        TOTAL           NET OF     (REIMBURSEMENTS)/    NET
                                                        INCOME (LOSS)     EXPENSES        OFFSETS        RECOUPMENT     EXPENSES (5)
------------------------------------------------------------------------------------------------------------------------------------
                                                                          INTERNATIONAL EQUITY FUNDS -- CONTINUED
INTERNATIONAL SYSTEMATIC
  For the period ended 09/30/03 (1)                          2.43%           2.33%          2.30%           (0.96%)       1.34%
  For the year ended 03/31/03                                1.33%           2.40%          2.39%           (1.19%)       1.20%
  For the year ended 03/31/02                                0.88%          15.82%         15.82%          (14.46%)       1.36%
EMERGING COUNTRIES
  For the period ended 09/30/03 (1)                          2.09%           1.96%          1.82%           (0.12%)       1.70%
  For the year ended 03/31/03                                0.19%           2.25%          2.22%           (0.42%)       1.80%(6)
  For the year ended 03/31/02                                0.35%           1.89%          1.89%           (0.20%)       1.69%
  For the year ended 03/31/01                               (0.11%)          1.72%          1.72%           (0.04%)       1.68%
  For the period 5/7/99 through 3/31/00                     (0.62%)          1.77%          1.77%           (0.10%)       1.67%
  For the period 4/1/99 through 5/7/99 (1)                  (1.22%)          1.64%          1.64%              --         1.64%
  For the year ended 3/31/99                                 0.11%           1.97%          1.97%           (0.30%)       1.67%
                                                                                   U.S. FIXED INCOME FUNDS
HIGH YIELD BOND
  For the period ended 09/30/03 (1)                          8.54%           0.87%          0.85%           (0.24%)       0.61%
  For the year ended 03/31/03                                8.78%           1.01%          1.01%           (0.24%)       0.77%(6)
  For the year ended 03/31/02                                9.28%           1.03%          1.03%           (0.27%)       0.76%
  For the year ended 03/31/01                               10.75%           1.29%          1.29%           (0.53%)       0.76%
  For the period 5/7/99 through 3/31/00                      9.97%           1.31%          1.31%           (0.50%)       0.81%
  For the period 4/1/99 through 5/7/99 (1)                  10.66%           0.58%          0.58%           (0.02%)       0.56%
  For the year ended 3/31/99                                 9.79%           1.09%          1.09%           (0.41%)       0.68%

                                                            FUND'S
                                                          PORTFOLIO       NET ASSETS,
                                                           TURNOVER         ENDING
                                                             RATE         (IN 000'S)
-------------------------------------------------------------------------------------------
                                                    INTERNATIONAL EQUITY FUNDS -- CONTINUED
INTERNATIONAL SYSTEMATIC
  For the period ended 09/30/03 (1)                           97%        $     7,273
  For the year ended 03/31/03                                282%              5,581
  For the year ended 03/31/02                                244%                910
EMERGING COUNTRIES
  For the period ended 09/30/03 (1)                           36%        $    15,829
  For the year ended 03/31/03                                222%             49,526
  For the year ended 03/31/02                                260%            117,070
  For the year ended 03/31/01                                244%            140,538
  For the period 5/7/99 through 3/31/00                      180%            300,085
  For the period 4/1/99 through 5/7/99 (1)                    34%            178,902
  For the year ended 3/31/99                                 213%            140,318
                                                           U.S. FIXED INCOME FUNDS
HIGH YIELD BOND
  For the period ended 09/30/03 (1)                           46%        $    95,094
  For the year ended 03/31/03                                137%            120,182
  For the year ended 03/31/02                                113%             71,369
  For the year ended 03/31/01                                132%             42,622
  For the period 5/7/99 through 3/31/00                      113%             21,552
  For the period 4/1/99 through 5/7/99 (1)                    25%             11,412
  For the year ended 3/31/99                                 242%             11,319

For a class II share outstanding during the period indicated

                                                         NET ASSET          NET          NET REALIZED      TOTAL FROM
                                                           VALUE,        INVESTMENT     AND UNREALIZED     INVESTMENT
                                                         BEGINNING    INCOME (LOSS)(2)   GAINS (LOSS)      OPERATIONS
----------------------------------------------------------------------------------------------------------------------
                                                                             GLOBAL EQUITY FUNDS
GLOBAL SELECT
  6/30/03 (Commenced) to 9/30/03 (1)                      $ 12.12         $     --         $   0.91         $   0.91
                                                                         INTERNATIONAL EQUITY FUNDS
INTERNATIONAL CORE GROWTH
  6/30/03 (Commenced) to 9/30/03 (1)                      $ 15.10         $   0.02         $   0.77         $   0.77
INTERNATIONAL GROWTH OPPORTUNITIES
  6/4/03 (Commenced) to 9/30/03 (1)                       $ 20.58         $   0.02         $   2.63         $   2.63
EMERGING COUNTRIES
  9/5/03 (Commenced) to 9/30/03 (1)                       $ 12.83         $     --         $  (0.29)        $  (0.29)
                                                                          U.S. FIXED INCOME FUNDS
HIGH YIELD BOND
  6/30/03 (Commenced) to 9/30/03 (1)                      $ 10.18         $   0.20         $   0.07         $   0.07

                                                            DISTRIBUTIONS FROM:
                                                       -----------------------------
                                                            NET            NET
                                                         INVESTMENT      REALIZED           TOTAL
                                                           INCOME      CAPITAL GAINS    DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------
                                                                     GLOBAL EQUITY FUNDS
GLOBAL SELECT
  6/30/03 (Commenced) to 9/30/03 (1)                      $     --       $      --         $    --
                                                                   INTERNATIONAL EQUITY FUNDS
INTERNATIONAL CORE GROWTH
  6/30/03 (Commenced) to 9/30/03 (1)                      $     --       $      --         $    --
INTERNATIONAL GROWTH OPPORTUNITIES
  6/4/03 (Commenced) to 9/30/03 (1)                       $     --       $      --         $    --
EMERGING COUNTRIES
  9/5/03 (Commenced) to 9/30/03 (1)                       $     --       $      --         $    --
                                                                     U.S. FIXED INCOME FUNDS
HIGH YIELD BOND
  6/30/03 (Commenced) to 9/30/03 (1)                      $  (0.22)      $      --         $ (0.22)

----------
(1)  Unaudited.
(2) Net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
(3)  Total returns are not annualized for periods less than one year.
(4) Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (loss) ratios had such reductions not occurred.
(5)  Net expenses include certain items not subject to expense reimbursement.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                          NET ASSET
                                                           VALUE,        TOTAL
                                                           ENDING      RETURN (3)
-----------------------------------------------------------------------------------
                                                              GLOBAL EQUITY FUNDS
GLOBAL SELECT
  6/30/03 (Commenced) to 9/30/03 (1)                       $ 13.03           7.51%
                                                         INTERNATIONAL EQUITY FUNDS
INTERNATIONAL CORE GROWTH
  6/30/03 (Commenced) to 9/30/03 (1)                       $ 15.89           5.23%
INTERNATIONAL GROWTH OPPORTUNITIES
  6/4/03 (Commenced) to 9/30/03 (1)                        $ 23.23          12.88%
EMERGING COUNTRIES
  9/5/03 (Commenced) to 9/30/03 (1)                        $ 12.54          (2.26%)
                                                          U.S. FIXED INCOME FUNDS
HIGH YIELD BOND
  6/30/03 (Commenced) to 9/30/03 (1)                       $ 10.23           2.67%

                                                                                RATIOS TO AVERAGE NET ASSETS (4)
                                                       -----------------------------------------------------------------------------
                                                             NET                          EXPENSES        EXPENSE
                                                         INVESTMENT        TOTAL           NET OF     (REIMBURSEMENTS)/     NET
                                                        INCOME (LOSS)     EXPENSES        OFFSETS        RECOUPMENT     EXPENSES (5)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 GLOBAL EQUITY FUNDS
GLOBAL SELECT
  6/30/03 (Commenced) to 9/30/03 (1)                        (0.14%)         1.18%           1.09%          (0.06%)        1.03%
                                                                              INTERNATIONAL EQUITY FUNDS
INTERNATIONAL CORE GROWTH
  6/30/03 (Commenced) to 9/30/03 (1)                         0.49%          1.40%           1.25%          (0.14%)        1.11%
INTERNATIONAL GROWTH OPPORTUNITIES
  6/4/03 (Commenced) to 9/30/03 (1)                          0.26%          1.37%           1.25%             --          1.25%
EMERGING COUNTRIES
  9/5/03 (Commenced) to 9/30/03 (1)                         (0.09)          1.66%           1.52%          (0.02%)        1.50%
                                                                                U.S. FIXED INCOME FUNDS
HIGH YIELD BOND
  6/30/03 (Commenced) to 9/30/03 (1)                         8.62%          0.85%           0.83%          (0.27%)        0.56%

                                                           FUND'S
                                                          PORTFOLIO         NET ASSETS,
                                                          TURNOVER            ENDING
                                                            RATE            (IN 000'S)
---------------------------------------------------------------------------------------
                                                               GLOBAL EQUITY FUNDS
GLOBAL SELECT
  6/30/03 (Commenced) to 9/30/03 (1)                         116%            $ 26,775
                                                             INTERNATIONAL EQUITY FUNDS
INTERNATIONAL CORE GROWTH
  6/30/03 (Commenced) to 9/30/03 (1)                          93%            $  4,685
INTERNATIONAL GROWTH OPPORTUNITIES
  6/4/03 (Commenced) to 9/30/03 (1)                           74%            $ 26,039
EMERGING COUNTRIES
  9/5/03 (Commenced) to 9/30/03 (1)                           36%            $ 35,459
                                                             U.S. FIXED INCOME FUNDS
HIGH YIELD BOND
  6/30/03 (Commenced) to 9/30/03 (1)                          46%            $ 72,340

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2003 (UNAUDITED)

                                                                     GROWTH             EMERGING            VALUE
                                                                    DISCOVERY            GROWTH         OPPORTUNITIES
ASSETS
Investments, at value*                                           $    95,138,075    $    45,849,101    $    51,836,420
Foreign currencies, at value**                                                --                 --                 --
Cash                                                                     744,294            251,237                 --
Receivables:
  Investment securities sold                                           1,983,068            772,925          1,031,466
  Capital shares sold                                                     17,904             18,030             12,364
  Dividends                                                                7,452              4,758             43,302
  Foreign taxes receivable                                                    --                 30                 --
  Interest                                                                    --                 --                 --
  From investment advisor                                                     --                 --                 --
  Other                                                                   80,062             59,404             19,174
Other Assets                                                               6,983              8,501              2,828
                                                                 ---------------    ---------------    ---------------
    Total Assets                                                      97,977,838         46,963,986         52,945,554
                                                                 ---------------    ---------------    ---------------
LIABILITIES
Payables:
  Bank overdraft                                                 $            --    $            --    $       550,124
  Investments purchased                                                2,099,643            882,775          1,140,373
  Capital shares redeemed                                              1,982,616                452                 --
  Collateral on securities loaned                                     10,601,318          4,860,488          3,259,104
  Income                                                                      --                 --                 --
  Distributions fee                                                           --                762                 --
  To investment advisor                                                   72,118             27,564             31,509
Other Liabilities                                                         85,178            103,037             34,004
                                                                 ---------------    ---------------    ---------------
    Total Liabilities                                                 14,840,873          5,875,078          5,015,114
                                                                 ---------------    ---------------    ---------------
NET ASSETS                                                            83,136,965         41,088,908         47,930,440
                                                                 ===============    ===============    ===============
  * Investments, at cost                                              79,753,250         39,506,979         45,654,679
                                                                 ===============    ===============    ===============
 ** Foreign currencies, at cost                                               --                 --                 --
                                                                 ===============    ===============    ===============
NET ASSETS CONSIST OF:
Paid-in capital                                                  $    87,614,908    $   130,450,733    $    41,076,886
Undistributed net investment income (loss)                              (394,638)          (241,915)            43,471
Accumulated net realized gain (loss) on
  investments and foreign currencies                                 (19,468,130)       (95,462,032)           628,342
Net unrealized appreciation (depreciation)
  of investments and of other assets and
  liabilities denominated in foreign currencies                       15,384,825          6,342,122          6,181,741
                                                                 ---------------    ---------------    ---------------
Net Assets applicable to all shares outstanding                  $    83,136,965    $    41,088,908    $    47,930,440
                                                                 ===============    ===============    ===============
Net Assets of Institutional Shares                               $    83,136,965    $    37,808,353    $    47,930,440
Net Assets of Class II Shares                                                 --                 --                 --
Net Assets of Retirement Shares                                               --          3,280,555                 --
                                                                 ===============    ===============    ===============
Institutional Shares outstanding                                       6,953,486          4,505,262          3,391,382
Class II Shares outstanding                                                   --                 --                 --
Retirement Shares outstanding                                                 --            394,139                 --
                                                                 ===============    ===============    ===============
Net Asset Value -- Institutional Share                           $         11.96    $          8.39    $         14.13
Net Asset Value -- Class II Share                                $            --    $            --    $            --
Net Asset Value -- Retirement Share                              $            --    $          8.32    $            --
                                                                 ===============    ===============    ===============

                                                                    LARGE CAP       U.S. LARGE CAP
                                                                      VALUE         SELECT GROWTH
ASSETS
Investments, at value*                                           $    20,334,476    $    23,373,297
Foreign currencies, at value**                                                --                 --
Cash                                                                          --            201,246
Receivables:
  Investment securities sold                                             412,189                 --
  Capital shares sold                                                     14,621                296
  Dividends                                                               29,454             13,856
  Foreign taxes receivable                                                    --                645
  Interest                                                                    --                 --
  From investment advisor                                                    863                 --
  Other                                                                    7,407             23,205
Other Assets                                                               4,871              4,625
                                                                 ---------------    ---------------
    Total Assets                                                      20,803,881         23,617,170
                                                                 ---------------    ---------------
LIABILITIES
Payables:
  Bank overdraft                                                 $        17,827    $            --
  Investments purchased                                                  280,548            202,547
  Capital shares redeemed                                                  1,344                 51
  Collateral on securities loaned                                             --            364,800
  Income                                                                      --                 --
  Distributions fee                                                        1,724              2,321
  To investment advisor                                                       --              1,559
Other Liabilities                                                         43,280             48,682
                                                                 ---------------    ---------------
    Total Liabilities                                                    344,723            619,960
                                                                 ---------------    ---------------
NET ASSETS                                                            20,459,158         22,997,210
                                                                 ===============    ===============
  * Investments, at cost                                              18,085,348         20,961,046
                                                                 ===============    ===============
 ** Foreign currencies, at cost                                               --                 --
                                                                 ===============    ===============
NET ASSETS CONSIST OF:
Paid-in capital                                                  $    26,617,196    $   129,581,566
Undistributed net investment income (loss)                               690,901            (33,418)
Accumulated net realized gain (loss) on
  investments and foreign currencies                                  (9,098,067)      (108,963,189)
Net unrealized appreciation (depreciation)
  of investments and of other assets and
  liabilities denominated in foreign currencies                        2,249,128          2,412,251
                                                                 ---------------    ---------------
Net Assets applicable to all shares outstanding                  $    20,459,158    $    22,997,210
                                                                 ===============    ===============
Net Assets of Institutional Shares                               $    12,687,319    $    12,733,788
Net Assets of Class II Shares                                                 --                 --
Net Assets of Retirement Shares                                        7,771,839         10,263,422
                                                                 ===============    ===============
Institutional Shares outstanding                                         591,251            882,221
Class II Shares outstanding                                                   --                 --
Retirement Shares outstanding                                            363,672            718,583
                                                                 ===============    ===============
Net Asset Value -- Institutional Share                           $         21.46    $         14.43
Net Asset Value -- Class II Share                                $            --    $            --
Net Asset Value -- Retirement Share                              $         21.37    $         14.28
                                                                 ===============    ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                   U.S. EQUITY                             GLOBAL
                                                                     GROWTH           CONVERTIBLE          SELECT
ASSETS
Investments, at value*                                           $    47,256,479    $    46,526,551    $    99,294,870
Foreign currencies, at value**                                                --                 --                 --
Cash                                                                          --             63,674                 --
Receivables:
  Investment securities sold                                                  --            453,210          8,884,887
  Capital shares sold                                                      5,167                 --             29,852
  Dividends                                                                2,531             22,459             91,023
  Foreign taxes receivable                                                    --                 --             22,647
  Interest                                                                    --            174,008                 --
  From investment advisor                                                     --                 --                 --
  Other                                                                   48,243              5,732             40,617
Other Assets                                                               3,061                903              3,106
                                                                 ---------------    ---------------    ---------------
    Total Assets                                                      47,315,481         47,246,537        108,367,002
                                                                 ---------------    ---------------    ---------------
LIABILITIES
Payables:
  Bank overdraft                                                 $         5,167    $            --    $       121,945
  Investments purchased                                                       --                 --          6,167,939
  Capital shares redeemed                                                     --                 --             17,462
  Collateral on securities loaned                                      1,006,425          1,092,540          6,490,551
  Income                                                                      --             63,934                 --
  Distributions fee                                                           --                 --                 --
  To investment advisor                                                   26,241             18,001             38,633
Other Liabilities                                                         76,979             71,489             67,311
                                                                 ---------------    ---------------    ---------------
    Total Liabilities                                                  1,114,812          1,245,964         12,903,841
                                                                 ---------------    ---------------    ---------------
NET ASSETS                                                            46,200,669         46,000,573         95,463,161
                                                                 ===============    ===============    ===============
  * Investments, at cost                                              41,160,621         41,212,875         85,772,063
                                                                 ===============    ===============    ===============
 ** Foreign currencies, at cost                                               --                 --                 --
                                                                 ===============    ===============    ===============
NET ASSETS CONSIST OF:
Paid-in capital                                                  $   131,022,610    $    92,235,454    $   102,894,833
Undistributed net investment income (loss)                              (178,327)          (171,338)           (21,906)
Accumulated net realized gain (loss) on
  investments and foreign currencies                                 (90,739,472)       (51,377,219)       (20,925,164)
Net unrealized appreciation (depreciation)
  of investments and of other assets and
  liabilities denominated in foreign currencies                        6,095,858          5,313,676         13,515,398
                                                                 ---------------    ---------------    ---------------
Net Assets applicable to all shares outstanding                  $    46,200,669    $    46,000,573    $    95,463,161
                                                                 ===============    ===============    ===============
Net Assets of Institutional Shares                               $    46,200,669    $    46,000,573    $    68,687,765
Net Assets of Class II Shares                                                 --                 --         26,775,396
Net Assets of Retirement Shares                                               --                 --                 --
                                                                 ===============    ===============    ===============
Institutional Shares outstanding                                       5,040,355          2,278,451          5,270,994
Class II Shares outstanding                                                   --                 --          2,055,498
Retirement Shares outstanding                                                 --                 --                 --
                                                                 ===============    ===============    ===============
Net Asset Value -- Institutional Share                           $          9.17    $         20.19    $         13.03
Net Asset Value -- Class II Share                                $            --    $            --    $         13.03
Net Asset Value -- Retirement Share                              $            --    $            --    $            --
                                                                 ===============    ===============    ===============

                                                                  INTERNATIONAL      INTERNATIONAL      INTERNATIONAL
                                                                   CORE GROWTH    GROWTH OPPORTUNITIES   SYSTEMATIC
ASSETS
Investments, at value*                                           $    92,230,499    $    98,718,919    $     7,597,606
Foreign currencies, at value**                                             1,175            589,781                 --
Cash                                                                          --          1,476,409                 --
Receivables:
  Investment securities sold                                             622,464          1,922,226                 --
  Capital shares sold                                                      3,833              8,782                 --
  Dividends                                                              217,072            205,935             26,616
  Foreign taxes receivable                                                94,798             55,406              4,278
  Interest                                                                    --                 --                 --
  From investment advisor                                                     --                 --              4,979
  Other                                                                  102,004             71,903                112
Other Assets                                                               5,814                739                 --
                                                                 ---------------    ---------------    ---------------
    Total Assets                                                      93,277,659        103,050,100          7,633,591
                                                                 ---------------    ---------------    ---------------
LIABILITIES
Payables:
  Bank overdraft                                                 $       132,671    $            --    $         1,320
  Investments purchased                                                  480,657            736,138                 --
  Capital shares redeemed                                                 18,990          4,306,740                 --
  Collateral on securities loaned                                      3,850,213          8,499,617            330,260
  Income                                                                      --                 --                 --
  Distributions fee                                                        1,782                 --                 --
  To investment advisor                                                   41,219             58,569                 --
Other Liabilities                                                        207,681            176,059             28,515
                                                                 ---------------    ---------------    ---------------
    Total Liabilities                                                  4,733,213         13,777,123            360,095
                                                                 ---------------    ---------------    ---------------
NET ASSETS                                                            88,544,446         89,272,977          7,273,496
                                                                 ===============    ===============    ===============
  * Investments, at cost                                              81,406,061         84,519,973          6,900,577
                                                                 ===============    ===============    ===============
 ** Foreign currencies, at cost                                            2,070            577,574                 --
                                                                 ===============    ===============    ===============
NET ASSETS CONSIST OF:
Paid-in capital                                                  $   217,179,578    $   170,079,292    $     8,269,743
Undistributed net investment income (loss)                               929,044            263,424            133,403
Accumulated net realized gain (loss) on
  investments and foreign currencies                                (140,403,228)       (96,255,323)        (1,827,441)
Net unrealized appreciation (depreciation)
  of investments and of other assets and
  liabilities denominated in foreign currencies                       10,839,052         15,185,584            697,791
                                                                 ---------------    ---------------    ---------------
Net Assets applicable to all shares outstanding                  $    88,544,446    $    89,272,977    $     7,273,496
                                                                 ===============    ===============    ===============
Net Assets of Institutional Shares                               $    55,833,949    $    63,233,541    $     7,273,496
Net Assets of Class II Shares                                         24,684,773         26,039,436                 --
Net Assets of Retirement Shares                                        8,025,724                 --                 --
                                                                 ===============    ===============    ===============
Institutional Shares outstanding                                       3,513,772          2,723,153            621,328
Class II Shares outstanding                                            1,553,315          1,120,768                 --
Retirement Shares outstanding                                            510,138                 --                 --
                                                                 ===============    ===============    ===============
Net Asset Value -- Institutional Share                           $         15.89    $         23.22    $         11.71
Net Asset Value -- Class II Share                                $         15.89    $         23.23    $            --
Net Asset Value -- Retirement Share                              $         15.73    $            --    $            --
                                                                 ===============    ===============    ===============

                                                                    EMERGING           HIGH YIELD
                                                                    COUNTRIES             BOND
ASSETS
Investments, at value*                                           $    53,151,889    $   167,554,392
Foreign currencies, at value**                                           555,672                 --
Cash                                                                     873,912                 --
Receivables:
  Investment securities sold                                           2,988,462                 --
  Capital shares sold                                                     26,931              7,229
  Dividends                                                              105,991                 --
  Foreign taxes receivable                                                   545                 --
  Interest                                                                    --          4,015,518
  From investment advisor                                                     --                 --
  Other                                                                   54,874             10,031
Other Assets                                                                  --                 --
                                                                 ---------------    ---------------
    Total Assets                                                      57,758,276        171,587,170
                                                                 ---------------    ---------------
LIABILITIES
Payables:
  Bank overdraft                                                 $            --    $     1,584,205
  Investments purchased                                                4,142,380          2,157,990
  Capital shares redeemed                                                 30,000                266
  Collateral on securities loaned                                      2,121,709                 --
  Income                                                                      --            255,757
  Distributions fee                                                           --                 --
  To investment advisor                                                   37,423             21,020
Other Liabilities                                                        139,017            133,875
                                                                 ---------------    ---------------
    Total Liabilities                                                  6,470,529          4,153,113
                                                                 ---------------    ---------------
NET ASSETS                                                            51,287,747        167,434,057
                                                                 ===============    ===============
  * Investments, at cost                                              39,948,010        157,355,559
                                                                 ===============    ===============
 ** Foreign currencies, at cost                                          538,076                 --
                                                                 ===============    ===============
NET ASSETS CONSIST OF:
Paid-in capital                                                  $   140,205,292    $   166,929,890
Undistributed net investment income (loss)                               414,778            188,388
Accumulated net realized gain (loss) on
  investments and foreign currencies                                (103,094,322)        (9,883,054)
Net unrealized appreciation (depreciation)
  of investments and of other assets and
  liabilities denominated in foreign currencies                       13,761,999         10,198,833
                                                                 ---------------    ---------------
Net Assets applicable to all shares outstanding                  $    51,287,747    $   167,434,057
                                                                 ===============    ===============
Net Assets of Institutional Shares                               $    15,829,181    $    95,093,970
Net Assets of Class II Shares                                         35,458,566         72,340,087
Net Assets of Retirement Shares                                               --                 --
                                                                 ===============    ===============
Institutional Shares outstanding                                       1,261,397          9,285,624
Class II Shares outstanding                                            2,827,856          7,072,967
Retirement Shares outstanding                                                 --                 --
                                                                 ===============    ===============
Net Asset Value -- Institutional Share                           $         12.55    $         10.24
Net Asset Value -- Class II Share                                $         12.54    $         10.23
Net Asset Value -- Retirement Share                              $            --    $            --
                                                                 ===============    ===============

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
STATEMENTS OF OPERATIONS
PERIOD ENDED SEPTEMBER 30, 2003 (UNAUDITED)

                                                           GROWTH         EMERGING         VALUE        LARGE CAP    U.S. LARGE CAP
                                                          DISCOVERY        GROWTH      OPPORTUNITIES      VALUE      SELECT GROWTH
INVESTMENT INCOME
Dividends, net of foreign taxes*                         $     24,971   $     33,446   $    163,151   $    279,122   $    101,896
Interest                                                          131              1            100             --             --
Securities Lending                                             10,305          8,498             36              3             --
                                                         ------------   ------------   ------------   ------------   ------------
  Total Income                                                 35,407         41,945        163,287        279,125        101,896
                                                         ------------   ------------   ------------   ------------   ------------
EXPENSES
Advisory fee                                                  323,760        159,985        113,181         55,419         56,124
Accounting and administration fees                             27,830         37,529         10,502         24,038         24,121
Custodian fees                                                 20,086         20,275          9,748          9,267         11,556
Transfer agent fees and expenses                               14,304         26,372          7,741         13,525         17,423
Shareholder servicing fees                                     42,089         32,037         19,618         25,622         31,396
Administrative services                                        38,851         25,598         18,109         14,778         18,708
Professional fees                                              12,808         13,387          3,927          8,604          6,185
Shareholder reporting                                           7,824          8,834          2,516          7,511          9,056
Registration fees                                              11,706         12,685          6,941         10,087         10,070
Trustees' fees and expenses                                     3,021          3,261            900          2,069          1,847
Interest and credit facility fee                                1,021          1,364            332            769            679
Miscellaneous                                                   3,900          3,862          1,737          2,928          2,692
                                                         ------------   ------------   ------------   ------------   ------------
    Total Expenses                                            507,200        345,189        195,252        174,617        189,857
Expense offset                                                (72,213)       (49,657)       (16,398)        (5,034)       (19,470)
Expenses (reimbursed)/recouped                                 (4,942)       (11,672)          (743)       (63,352)       (35,073)
                                                         ------------   ------------   ------------   ------------   ------------
  Net Expenses                                                430,045        283,860        178,111        106,231        135,314
                                                         ------------   ------------   ------------   ------------   ------------
NET INVESTMENT INCOME (LOSS)                                 (394,638)      (241,915)       (14,824)       172,894        (33,418)
                                                         ------------   ------------   ------------   ------------   ------------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
Realized gain from:
  Securities                                               14,012,126      5,449,164      1,228,980        580,230      1,602,870
  Foreign currency transactions                                    --             --             --             --             --
                                                         ------------   ------------   ------------   ------------   ------------
    Net realized gain (loss)                               14,012,126      5,449,164      1,228,980        580,230      1,602,870
                                                         ------------   ------------   ------------   ------------   ------------
Change in unrealized appreciation (depreciation) of:
  Investments                                              13,653,679      6,733,028      6,266,752      4,325,864      1,767,440
  Other assets and liabilities denominated in
    foreign currencies                                             --             --             --             --             --
                                                         ------------   ------------   ------------   ------------   ------------
    Net unrealized appreciation (depreciation)             13,653,679      6,733,028      6,266,752      4,325,864      1,767,440
                                                         ------------   ------------   ------------   ------------   ------------
NET GAIN (LOSS) ON INVESTMENTS                             27,665,805     12,182,192      7,495,732      4,906,094      3,370,310
                                                         ------------   ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS                       $ 27,271,167   $ 11,940,277   $  7,480,908   $  5,078,988   $  3,336,892
                                                         ============   ============   ============   ============   ============
  * Foreign taxes withheld                               $         --   $        127   $         --   $         --   $        484
                                                         ------------   ------------   ------------   ------------   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                          U.S. EQUITY                     GLOBAL      INTERNATIONAL
                                                            GROWTH      CONVERTIBLE       SELECT       CORE GROWTH
INVESTMENT INCOME
Dividends, net of foreign taxes*                         $     32,101   $    485,350   $    454,100    $  1,369,753
Interest                                                           --        467,421             --             782
Securities Lending                                              1,014            108            130           1,834
                                                         ------------   ------------   ------------    ------------
  Total Income                                                 33,115        952,879        454,230       1,372,369
                                                         ------------   ------------   ------------    ------------
EXPENSES
Advisory fee                                                  137,351        125,914        272,787         225,580
Accounting and administration fees                             32,142         26,811         46,057          54,460
Custodian fees                                                  8,260         14,558         44,229          87,602
Transfer agent fees and expenses                               16,818         15,668         25,867          39,122
Shareholder servicing fees                                     18,317         22,893         31,721         119,466
Administrative services                                        16,025         22,893         28,142         107,895
Professional fees                                              11,227         11,994         25,542          26,250
Shareholder reporting                                           7,405          7,509         20,803          21,605
Registration fees                                              10,707          3,487          5,781          15,084
Trustees' fees and expenses                                     2,745          2,888          5,290           6,636
Interest and credit facility fee                                1,068          1,076          1,778             228
Miscellaneous                                                   3,607          3,705          8,430           8,038
                                                         ------------   ------------   ------------    ------------
    Total Expenses                                            265,672        259,396        516,427         711,966
Expense offset                                                (55,001)        (6,239)       (45,844)       (118,049)
Expenses (reimbursed)/recouped                                    771        (21,666)       (18,396)        (48,263)
                                                         ------------   ------------   ------------    ------------
  Net Expenses                                                211,442        231,491        452,187         545,654
                                                         ------------   ------------   ------------    ------------
NET INVESTMENT INCOME (LOSS)                                 (178,327)       721,388          2,043         826,715
                                                         ------------   ------------   ------------    ------------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
Realized gain from:
  Securities                                                4,111,002      1,412,096      7,107,368       7,351,108
  Foreign currency transactions                                    --             --        (73,988)       (268,671)
                                                         ------------   ------------   ------------    ------------
    Net realized gain (loss)                                4,111,002      1,412,096      7,033,380       7,082,437
                                                         ------------   ------------   ------------    ------------
Change in unrealized appreciation (depreciation) of:
  Investments                                               2,509,358      4,389,819     11,415,911      11,977,701
  Other assets and liabilities denominated in
    foreign currencies                                             --             --          4,411          (6,998)
                                                         ------------   ------------   ------------    ------------
    Net unrealized appreciation (depreciation)              2,509,358      4,389,819     11,420,322      11,970,703
                                                         ------------   ------------   ------------    ------------
NET GAIN (LOSS) ON INVESTMENTS                              6,620,360      5,801,915     18,453,702      19,053,140
                                                         ------------   ------------   ------------    ------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS                       $  6,442,033   $  6,523,303   $ 18,455,745    $ 19,879,855
                                                         ============   ============   ============    ============
  * Foreign taxes withheld                               $         --   $         --   $     25,651    $    168,044
                                                         ------------   ------------   ------------    ------------

                                                             INTERNATIONAL        INTERNATIONAL     EMERGING         HIGH YIELD
                                                         GROWTH OPPORTUNITIES       SYSTEMATIC      COUNTRIES           BOND
INVESTMENT INCOME
Dividends, net of foreign taxes*                           $      912,630         $    127,563    $     866,998    $          --
Interest                                                               93                   17              140        6,564,785
Securities Lending                                                  3,871                   21              387               --
                                                           --------------         ------------    -------------    -------------
  Total Income                                                    916,594              127,601          867,525        6,564,785
                                                           --------------         ------------    -------------    -------------
EXPENSES
Advisory fee                                                      285,943               16,918          205,628          286,463
Accounting and administration fees                                 41,235                2,781           30,698           77,285
Custodian fees                                                     89,489               37,780           82,460           26,996
Transfer agent fees and expenses                                   26,277                3,632           18,553           27,707
Shareholder servicing fees                                         56,393                6,090           46,662           52,974
Administrative services                                            55,696                5,752           46,416           47,252
Professional fees                                                  22,489                1,909           17,947           45,120
Shareholder reporting                                              12,802                  833            8,486           24,381
Registration fees                                                   7,181                1,379            7,912            8,850
Trustees' fees and expenses                                         4,897                  369            3,094            8,818
Interest and credit facility fee                                    1,574                  185            1,195            3,097
Miscellaneous                                                       5,363                1,066            2,662            9,976
                                                           --------------         ------------    -------------    -------------
    Total Expenses                                                609,339               78,694          471,713          618,919
Expense offset                                                    (72,299)              (1,173)         (34,644)         (13,278)
Expenses (reimbursed)/recouped                                      1,638              (32,262)         (27,214)        (175,069)
                                                           --------------         ------------    -------------    -------------
  Net Expenses                                                    538,678               45,259          409,855          430,572
                                                           --------------         ------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)                                      377,916               82,342          457,670        6,134,213
                                                           --------------         ------------    -------------    -------------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
Realized gain from:
  Securities                                                    6,376,455              448,385        2,577,255        1,345,041
  Foreign currency transactions                                  (191,594)              (4,934)         (28,066)              --
                                                           --------------         ------------    -------------    -------------
    Net realized gain (loss)                                    6,184,861              443,451        2,549,189        1,345,041
                                                           --------------         ------------    -------------    -------------
Change in unrealized appreciation (depreciation) of:
  Investments                                                  15,523,276            1,170,626       14,252,015        7,150,524
  Other assets and liabilities denominated in
    foreign currencies                                             18,653                  533           38,474               --
                                                           --------------         ------------    -------------    -------------
    Net unrealized appreciation (depreciation)                 15,541,929            1,171,159       14,290,489        7,150,524
                                                           --------------         ------------    -------------    -------------
NET GAIN (LOSS) ON INVESTMENTS                                 21,726,790            1,614,610       16,839,678        8,495,565
                                                           --------------         ------------    -------------    -------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS                         $   22,104,706         $  1,696,952    $  17,297,348    $  14,629,778
                                                           ==============         ============    =============    =============
  * Foreign taxes withheld                                 $      112,317         $     15,474    $     103,129    $          --
                                                           --------------         ------------    -------------    -------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
PERIODS ENDED SEPTEMBER 30, 2003 AND MARCH 31, 2003

                                                 GROWTH DISCOVERY               EMERGING GROWTH            VALUE OPPORTUNITIES
                                           ---------------------------------------------------------------------------------------
                                           SEPTEMBER 30,                 SEPTEMBER 30,                 SEPTEMBER 30,
                                               2003          MARCH 31,       2003          MARCH 31,       2003         MARCH 31,
                                            (UNAUDITED)        2003       (UNAUDITED)        2003       (UNAUDITED)       2003
                                           -------------   ------------  -------------   ------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM INVESTMENT OPERATIONS:
  Net investment income (loss)             $    (394,638)  $   (693,511)  $   (241,915)  $ (1,078,446)  $    (14,824) $    115,809
  Net realized gain (loss)                    14,012,126    (10,966,645)     5,449,164    (37,914,813)     1,228,980      (538,307)
  Net unrealized appreciation
    (depreciation)                            13,653,679    (13,360,080)     6,733,028    (16,855,667)     6,266,752    (8,339,563)
                                           -------------   ------------   ------------   ------------   ------------  ------------
    Net increase (decrease) in net assets
     from investment operations               27,271,167    (25,020,236)    11,940,277    (55,848,926)     7,480,908    (8,762,061)
                                           -------------   ------------   ------------   ------------   ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                          --             --             --             --             --      (103,762)
  From net realized gains                             --             --             --             --             --    (1,777,522)
                                           -------------   ------------   ------------   ------------   ------------  ------------
    Total distributions                               --             --             --             --             --    (1,881,284)
                                           -------------   ------------   ------------   ------------   ------------  ------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold
    Institutional Class                       39,930,977     11,668,360      8,809,801      8,440,975     31,091,183    11,058,032
    Class II                                          --             --             --             --             --            --
    Retirement Class                                  --             --        667,161      1,339,322             --            --
  Distributions reinvested
    Institutional Class                               --             --             --             --             --     1,879,944
    Class II                                          --             --             --             --             --            --
    Retirement Class                                  --             --             --             --             --            --
  Cost of shares redeemed
    Institutional Class                      (19,689,777)   (39,334,576)   (18,750,562)   (90,421,686)    (1,621,552)  (50,147,772)
    Class II                                          --             --             --             --             --            --
    Retirement Class                                  --             --     (1,212,906)    (1,525,264)            --            --
    Net assets received in conjunction
     with merger agreement                            --             --             --             --             --            --
                                           -------------   ------------   ------------   ------------   ------------  ------------
    Net increase (decrease) in net assets
     from share transactions                  20,241,200    (27,666,216)   (10,486,506)   (82,166,653)    29,469,631   (37,209,796)
                                           -------------   ------------   ------------   ------------   ------------  ------------
    Net Increase (Decrease) in Net Assets     47,512,367    (52,686,452)     1,453,771   (138,015,579)    36,950,539   (47,853,141)
NET ASSETS
  Beginning                                   35,624,598     88,311,050     39,635,137    177,650,716     10,979,901    58,833,042
                                           -------------   ------------   ------------   ------------   ------------  ------------
  Ending                                   $  83,136,965   $ 35,624,598   $ 41,088,908   $ 39,635,137   $ 47,930,440  $ 10,979,901
                                           =============   ============   ============   ============   ============  ============
Undistributed net investment income
  (loss), ending                           $    (394,638)  $         --   $   (241,915)  $         --   $     43,471  $     58,295
                                           =============   ============   ============   ============   ============  ============
INSTITUTIONAL CLASS -- CAPITAL
  SHARE ACTIVITY
  Shares sold                                  4,080,304      1,435,876      1,272,061      1,088,572      2,443,720       774,483
  Distributions reinvested                            --             --             --             --             --       171,841
  Shares redeemed                             (1,913,541)    (4,764,230)    (2,585,055)   (13,312,953)      (125,268)   (3,638,944)
  Shares received in conjunction with
    merger agreement                                  --             --             --             --             --            --
                                           -------------   ------------   ------------   ------------   ------------  ------------
  Net Institutional Share Activity             2,166,763     (3,328,354)    (1,312,994)   (12,224,381)     2,318,452    (2,692,620)
                                           =============   ============   ============   ============   ============  ============
CLASS II -- CAPITAL SHARE ACTIVITY
  Shares sold                                         --             --             --             --             --            --
  Distributions reinvested                            --             --             --             --             --            --
  Shares redeemed                                     --             --             --             --             --            --
                                           =============   ============   ============   ============   ============  ============
  Net Class II Share Activity                         --             --             --             --             --            --
                                           =============   ============   ============   ============   ============  ============
RETIREMENT CLASS -- CAPITAL
  SHARE ACTIVITY
  Shares sold                                         --             --         85,029        182,675             --            --
  Distributions reinvested                            --             --             --             --             --            --
  Shares redeemed                                     --             --       (149,830)      (205,556)            --            --
                                           =============   ============   ============   ============   ============  ============
  Net Retirement Share Activity                       --             --        (64,801)       (22,881)            --            --
                                           =============   ============   ============   ============   ============  ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                       LARGE CAP VALUE          U.S. LARGE CAP SELECT GROWTH
                                               --------------------------------------------------------------
                                               SEPTEMBER 30,                    SEPTEMBER 30,
                                                   2003           MARCH 31,         2003          MARCH 31,
                                                (UNAUDITED)         2003         (UNAUDITED)        2003
                                               -------------    -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                 $     172,894    $     518,003   $     (33,418)  $    (281,622)
  Net realized gain (loss)                           580,230       (7,113,597)      1,602,870     (20,782,303)
  Net unrealized appreciation (depreciation)       4,325,864       (7,331,775)      1,767,440      (6,331,873)
                                               -------------    -------------   -------------   -------------
    Net increase (decrease) in net assets
     from investment operations                    5,078,988      (13,927,369)      3,336,892     (27,395,798)
                                               -------------    -------------   -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                              --         (508,667)             --              --
  From net realized gains                                 --               --              --              --
                                               -------------    -------------   -------------   -------------
    Total distributions                                   --         (508,667)             --              --
                                               -------------    -------------   -------------   -------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold
    Institutional Class                            2,039,261       14,654,872         893,264       5,181,870
    Class II                                              --               --              --              --
    Retirement Class                                 487,373        1,748,375         950,914       5,555,103
  Distributions reinvested
    Institutional Class                                   --          383,704              --              --
    Class II                                              --               --              --              --
    Retirement Class                                      --          114,832              --              --
  Cost of shares redeemed
    Institutional Class                          (20,895,785)     (15,177,108)     (8,621,224)    (28,865,061)
    Class II                                              --               --              --              --
    Retirement Class                                (659,225)      (3,661,668)       (942,191)    (23,251,903)
    Net assets received in conjunction with
     merger agreement                                     --               --              --              --
                                               -------------    -------------   -------------   -------------
    Net increase (decrease) in net assets
     from share transactions                     (19,028,376)      (1,936,993)     (7,719,237)    (41,379,991)
                                               -------------    -------------   -------------   -------------
    Net Increase (Decrease) in Net Assets        (13,949,388)     (16,373,029)     (4,382,345)    (68,775,789)
NET ASSETS
  Beginning                                       34,408,546       50,781,575      27,379,555      96,155,344
                                               -------------    -------------   -------------   -------------
  Ending                                       $  20,459,158    $  34,408,546   $  22,997,210   $  27,379,555
                                               =============    =============   =============   =============
Undistributed net investment income
  (loss), ending                               $     690,901    $     518,007   $     (33,418)  $          --
                                               =============    =============   =============   =============
INSTITUTIONAL CLASS -- CAPITAL
  SHARE ACTIVITY
  Shares sold                                         97,339          674,339          64,306         376,371
  Distributions reinvested                                --           19,359              --              --
  Shares redeemed                                 (1,025,711)        (783,019)       (622,373)     (2,131,229)
  Shares received in conjunction with
    merger agreement                                      --               --              --              --
                                               -------------    -------------   -------------   -------------
  Net Institutional Share Activity                  (928,372)         (89,321)       (558,067)     (1,754,858)
                                               =============    =============   =============   =============
CLASS II -- CAPITAL SHARE ACTIVITY
  Shares sold                                             --               --              --              --
  Distributions reinvested                                --               --              --              --
  Shares redeemed                                         --               --              --              --
                                               =============    =============   =============   =============
  Net Class II Share Activity                             --               --              --              --
                                               =============    =============   =============   =============
RETIREMENT CLASS -- CAPITAL
  SHARE ACTIVITY
  Shares sold                                         23,512           88,765          68,405         398,538
  Distributions reinvested                                --            5,805              --              --
  Shares redeemed                                    (31,612)        (191,075)        (67,690)     (1,817,930)
                                               =============    =============   =============   =============
  Net Retirement Share Activity                       (8,100)         (96,505)            715      (1,419,392)
                                               =============    =============   =============   =============

                                                     U.S. EQUITY GROWTH                  CONVERTIBLE
                                               --------------------------------------------------------------
                                               SEPTEMBER 30,                    SEPTEMBER 30,
                                                   2003            MARCH 31,        2003           MARCH 31,
                                                (UNAUDITED)          2003        (UNAUDITED)         2003
                                               -------------    -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                 $    (178,327)   $    (530,748)  $     721,388   $   2,258,095
  Net realized gain (loss)                         4,111,002      (23,863,890)      1,412,096     (14,703,727)
  Net unrealized appreciation (depreciation)       2,509,358       (8,274,469)      4,389,819      (4,051,222)
                                               -------------    -------------   -------------   -------------
    Net increase (decrease) in net assets
     from investment operations                    6,442,033      (32,669,107)      6,523,303     (16,496,854)
                                               -------------    -------------   -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                              --               --        (783,398)     (2,506,882)
  From net realized gains                                 --               --              --              --
                                               -------------    -------------   -------------   -------------
    Total distributions                                   --               --        (783,398)     (2,506,882)
                                               -------------    -------------   -------------   -------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold
    Institutional Class                            1,760,965       10,632,435       8,017,518       7,960,659
    Class II                                              --               --              --              --
    Retirement Class                                      41            4,469              --              --
  Distributions reinvested
    Institutional Class                                   --               --         648,978       2,286,697
    Class II                                              --               --              --              --
    Retirement Class                                      --               --              --              --
  Cost of shares redeemed
    Institutional Class                           (4,085,825)     (46,230,038)    (13,307,299)    (66,700,757)
    Class II                                              --               --              --              --
    Retirement Class                                  (4,185)          (9,860)             --              --
    Net assets received in conjunction with
     merger agreement                                     --               --              --              --
                                               -------------    -------------   -------------   -------------
    Net increase (decrease) in net assets
     from share transactions                      (2,329,004)     (35,602,994)     (4,640,803)    (56,453,401)
                                               -------------    -------------   -------------   -------------
    Net Increase (Decrease) in Net Assets          4,113,029      (68,272,101)      1,099,102     (75,457,137)
NET ASSETS
  Beginning                                       42,087,640      110,359,741      44,901,471     120,358,608
                                               -------------    -------------   -------------   -------------
  Ending                                       $  46,200,669    $  42,087,640   $  46,000,573   $  44,901,471
                                               =============    =============   =============   =============
Undistributed net investment income
  (loss), ending                               $    (178,327)   $          --   $    (171,338)  $          43
                                               =============    =============   =============   =============
INSTITUTIONAL CLASS -- CAPITAL
  SHARE ACTIVITY
  Shares sold                                        205,683        1,238,125         406,175         439,755
  Distributions reinvested                                --               --          32,590         124,729
  Shares redeemed                                   (465,746)      (5,615,141)       (694,008)     (3,667,509)
  Shares received in conjunction with
    merger agreement                                      --               --              --              --
                                               -------------    -------------   -------------   -------------
  Net Institutional Share Activity                  (260,063)      (4,377,016)       (255,243)     (3,103,025)
                                               =============    =============   =============   =============
CLASS II -- CAPITAL SHARE ACTIVITY
  Shares sold                                             --               --              --              --
  Distributions reinvested                                --               --              --              --
  Shares redeemed                                         --               --              --              --
                                               =============    =============   =============   =============
  Net Class II Share Activity                             --               --              --              --
                                               =============    =============   =============   =============
RETIREMENT CLASS -- CAPITAL
  SHARE ACTIVITY
  Shares sold                                             22              525              --              --
  Distributions reinvested                                --               --              --              --
  Shares redeemed                                       (485)          (1,216)             --              --
                                               =============    =============   =============   =============
  Net Retirement Share Activity                         (463)            (691)             --              --
                                               =============    =============   =============   =============

                                                                        GLOBAL SELECT               INTERNATIONAL CORE GROWTH
                                                              ------------------------------------------------------------------
                                                               SEPTEMBER 30,                     SEPTEMBER 30,
                                                                   2003           MARCH 31,          2003           MARCH 31,
                                                                (UNAUDITED)         2003          (UNAUDITED)         2003
                                                              ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
  FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                $         2,043  $       (80,350) $       826,715  $     1,587,352
  Net realized gain (loss)                                          7,033,380      (11,945,706)       7,082,437      (48,880,945)
  Net unrealized appreciation (depreciation)                       11,420,322         (782,702)      11,970,703      (15,763,359)
                                                              ---------------  ---------------  ---------------  ---------------
    Net increase (decrease) in net assets from investment
      operations                                                   18,455,745      (12,808,758)      19,879,855      (63,056,952)
                                                              ---------------  ---------------  ---------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                               --               --               --               --
  From net realized gains                                                  --               --               --               --
                                                              ---------------  ---------------  ---------------  ---------------
    Total distributions                                                    --               --               --               --
                                                              ---------------  ---------------  ---------------  ---------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold
    Institutional Class                                            15,157,436       43,789,347       13,701,023       85,519,973
    Class II                                                       25,179,677               --       23,455,052               --
    Retirement Class                                                       --               --          671,087        7,437,115
  Distributions reinvested
    Institutional Class                                                    --               --               --               --
    Class II
    Retirement Class                                                       --               --               --               --
  Cost of shares redeemed
    Institutional Class                                           (33,041,762)     (25,637,395)     (62,702,126)    (152,231,153)
    Class II                                                          (63,669)              --               --               --
    Retirement Class                                                       --             (150)      (2,333,906)      (7,913,928)
    Net assets received in conjunction with merger
     agreement                                                             --       23,213,633               --               --
                                                              ---------------  ---------------  ---------------  ---------------
    Net increase (decrease) in net assets from share
     transactions                                                   7,231,682       41,365,435      (27,208,870)     (67,187,993)
                                                              ---------------  ---------------  ---------------  ---------------
    Net Increase (Decrease) in Net Assets                          25,687,427       28,556,677       (7,329,015)    (130,244,945)
NET ASSETS
  Beginning                                                        69,775,734       41,219,057       95,873,461      226,118,406
                                                              ---------------  ---------------  ---------------  ---------------
  Ending                                                      $    95,463,161  $    69,775,734  $    88,544,446  $    95,873,461
                                                              ===============  ===============  ===============  ===============
Undistributed net investment income (loss), ending            $       (21,906) $       (23,949) $       929,044  $       102,329
                                                              ===============  ===============  ===============  ===============
INSTITUTIONAL CLASS -- CAPITAL SHARE ACTIVITY
  Shares sold                                                       1,245,819        3,909,346          893,362        5,521,489
  Distributions reinvested                                                 --               --               --               --
  Shares redeemed                                                  (2,776,165)      (2,405,209)      (4,242,046)     (11,173,144)
  Shares received in conjunction with merger agreement                     --        2,281,214               --               --
                                                              ---------------  ---------------  ---------------  ---------------
  Net Institutional Share Activity                                 (1,530,346)       3,785,351       (3,348,684)      (5,651,655)
                                                              ===============  ===============  ===============  ===============
CLASS II -- CAPITAL SHARE ACTIVITY
  Shares sold                                                       2,060,494               --        1,553,315               --
  Distributions reinvested                                                 --               --               --               --
  Shares redeemed                                                      (4,996)              --               --               --
                                                              ===============  ===============  ===============  ===============
  Net Class II Share Activity                                       2,055,498               --        1,553,315               --
                                                              ===============  ===============  ===============  ===============
RETIREMENT CLASS -- CAPITAL SHARE ACTIVITY
  Shares sold                                                              --               --           45,423          530,638
  Distributions reinvested                                                 --               --               --               --
  Shares redeemed                                                          --              (12)        (152,120)        (569,965)
                                                              ===============  ===============  ===============  ===============
  Net Retirement Share Activity                                            --              (12)        (106,697)         (39,327)
                                                              ===============  ===============  ===============  ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                       INTERNATIONAL
                                                                    GROWTH OPPORTUNITIES           INTERNATIONAL SYSTEMATIC
                                                              ------------------------------------------------------------------
                                                               SEPTEMBER 30,                     SEPTEMBER 30,
                                                                   2003           MARCH 31,          2003           MARCH 31,
                                                                (UNAUDITED)         2003          (UNAUDITED)         2003
                                                              ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
  FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                $       377,916  $       439,579  $        82,342  $       103,008
  Net realized gain (loss)                                          6,184,861      (25,325,230)         443,451       (2,133,066)
  Net unrealized appreciation (depreciation)                       15,541,929      (11,738,608)       1,171,159         (483,647)
                                                              ---------------  ---------------  ---------------  ---------------
    Net increase (decrease) in net assets from investment
      operations                                                   22,104,706      (36,624,259)       1,696,952       (2,513,705)
                                                              ---------------  ---------------  ---------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                               --               --               --          (83,900)
  From net realized gains                                                  --               --               --               --
                                                              ---------------  ---------------  ---------------  ---------------
    Total distributions                                                    --               --               --          (83,900)
                                                              ---------------  ---------------  ---------------  ---------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold
    Institutional Class                                            16,725,432       50,414,148               38       15,672,415
    Class II                                                               --               --               --               --
    Retirement Class                                               23,284,206               --               --               --
  Distributions reinvested
    Institutional Class                                                    --               --               --           83,892
    Class II
    Retirement Class                                                       --               --               --               --
  Cost of shares redeemed
    Institutional Class                                           (38,175,250)     (92,868,570)          (4,108)      (8,488,290)
    Class II                                                          (16,929)              --               --               --
    Retirement Class                                                       --             (127)              --               --
    Net assets received in conjunction with merger
     agreement                                                             --               --               --               --
                                                              ---------------  ---------------  ---------------  ---------------
    Net increase (decrease) in net assets from share
     transactions                                                   1,817,459      (42,454,549)          (4,070)       7,268,017
                                                              ---------------  ---------------  ---------------  ---------------
    Net Increase (Decrease) in Net Assets                          23,922,165      (79,078,808)       1,692,882        4,670,412
NET ASSETS
  Beginning                                                        65,350,812      144,429,620        5,580,614          910,202
                                                              ---------------  ---------------  ---------------  ---------------
  Ending                                                      $    89,272,977  $    65,350,812  $     7,273,496  $     5,580,614
                                                              ===============  ===============  ===============  ===============
Undistributed net investment income (loss), ending            $       263,424  $      (114,492) $       133,403  $        51,061
                                                              ===============  ===============  ===============  ===============
INSTITUTIONAL CLASS -- CAPITAL SHARE ACTIVITY
  Shares sold                                                         815,913        2,331,138                4        1,463,394
  Distributions reinvested                                                 --               --               --               --
  Shares redeemed                                                  (1,850,245)      (4,931,254)            (370)        (922,221)
  Shares received in conjunction with merger agreement                     --               --               --               --
                                                              ---------------  ---------------  ---------------  ---------------
  Net Institutional Share Activity                                 (1,034,332)      (2,600,116)            (366)         541,173
                                                              ===============  ===============  ===============  ===============
CLASS II -- CAPITAL SHARE ACTIVITY
  Shares sold                                                       1,121,512               --               --               --
  Distributions reinvested                                                 --               --               --               --
  Shares redeemed                                                        (744)              --               --               --
                                                              ===============  ===============  ===============  ===============
  Net Class II Share Activity                                       1,120,768               --               --               --
                                                              ===============  ===============  ===============  ===============
RETIREMENT CLASS -- CAPITAL SHARE ACTIVITY
  Shares sold                                                              --               --               --               --
  Distributions reinvested                                                 --               --               --               --
  Shares redeemed                                                          --               (7)              --               --
                                                              ===============  ===============  ===============  ===============
  Net Retirement Share Activity                                            --               (7)              --               --
                                                              ===============  ===============  ===============  ===============

                                                                     EMERGING COUNTRIES                  HIGH YIELD BOND
                                                              ------------------------------------------------------------------
                                                               SEPTEMBER 30,                     SEPTEMBER 30,
                                                                   2003           MARCH 31,          2003           MARCH 31,
                                                                (UNAUDITED)         2003          (UNAUDITED)         2003
                                                              ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
  FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                $       457,670  $       165,187  $     6,134,213  $     6,427,855
  Net realized gain (loss)                                          2,549,189       (9,205,471)       1,345,041       (4,021,971)
  Net unrealized appreciation (depreciation)                       14,290,489      (19,854,894)       7,150,524        1,807,612
                                                              ---------------  ---------------  ---------------  ---------------
    Net increase (decrease) in net assets from investment
      operations                                                   17,297,348      (28,895,178)      14,629,778        4,213,496
                                                              ---------------  ---------------  ---------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                               --               --       (5,978,983)      (6,475,272)
  From net realized gains                                                  --               --               --               --
                                                              ---------------  ---------------  ---------------  ---------------
    Total distributions                                                    --               --       (5,978,983)      (6,475,272)
                                                              ---------------  ---------------  ---------------  ---------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold
    Institutional Class                                             7,459,124       74,998,770       17,073,243       88,304,500
    Class II                                                       36,291,528               --       70,392,885               --
    Retirement Class                                                       --               --               --               --
  Distributions reinvested
    Institutional Class                                                    --               --        4,200,038        5,860,662
    Class II                                                                                            979,633               --
    Retirement Class                                                       --               --               --                5
  Cost of shares redeemed
    Institutional Class                                           (59,276,318)    (113,646,870)     (54,038,555)     (43,090,008)
    Class II                                                          (10,224)              --           (6,123)              --
    Retirement Class                                                       --              (97)              --             (165)
    Net assets received in conjunction with merger
     agreement                                                             --               --               --               --
                                                              ---------------  ---------------  ---------------  ---------------
    Net increase (decrease) in net assets from share
     transactions                                                 (15,535,890)     (38,648,197)      38,601,121       51,074,994
                                                              ---------------  ---------------  ---------------  ---------------
    Net Increase (Decrease) in Net Assets                           1,761,458      (67,543,375)      47,251,916       48,813,218
NET ASSETS
  Beginning                                                        49,526,289      117,069,664      120,182,141       71,368,923
                                                              ---------------  ---------------  ---------------  ---------------
  ENDING                                                      $    51,287,747  $    49,526,289  $   167,434,057  $   120,182,141
                                                              ===============  ===============  ===============  ===============
Undistributed net investment income (loss), ending            $       414,778  $       (42,892) $       188,388  $       112,232
                                                              ===============  ===============  ===============  ===============
INSTITUTIONAL CLASS -- CAPITAL SHARE ACTIVITY
  Shares sold                                                         672,333        7,285,784        1,724,089        9,302,631
  Distributions reinvested                                                 --               --          417,194          618,882
  Shares redeemed                                                  (5,105,930)     (11,240,396)      (5,312,610)      (4,686,211)
  Shares received in conjunction with merger agreement                     --               --               --               --
                                                              ---------------  ---------------  ---------------  ---------------
  Net Institutional Share Activity                                 (4,433,597)      (3,954,612)      (3,171,327)       5,235,302
                                                              ===============  ===============  ===============  ===============
CLASS II -- CAPITAL SHARE ACTIVITY
  Shares sold                                                       2,828,649               --        6,976,748               --
  Distributions reinvested                                                 --               --           96,821               --
  Shares redeemed                                                        (793)              --             (602)              --
                                                              ===============  ===============  ===============  ===============
  Net Class II Share Activity                                       2,827,856               --        7,072,967               --
                                                              ===============  ===============  ===============  ===============
RETIREMENT CLASS -- CAPITAL SHARE ACTIVITY
  Shares sold                                                              --               --               --               --
  Distributions reinvested                                                 --               --               --                1
  Shares redeemed                                                          --              (10)              --              (14)
                                                              ===============  ===============  ===============  ===============
  Net Retirement Share Activity                                            --              (10)              --              (13)
                                                              ===============  ===============  ===============  ===============

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED)

NOTE A -- ORGANIZATION

     Nicholas-Applegate Institutional Funds (formerly Nicholas-Applegate Investment Trust) (the "Trust") is an open-end investment management company. The Trust was established as a Delaware business trust on December 17, 1992 and consists of thirteen separate portfolios (collectively the "Funds" and each a "Fund"). Each Fund's investment objectives, strategies and risks are discussed in the Funds' current prospectuses. All of the Funds have issued Class I shares, five Funds have issued Class II shares and four Funds have issued Class R shares. Class R shares have a distribution fee. Certain share classes pay a shareholder services fee. The Thirteen classes offering Class I and Class II shares are covered in this report.

     On July 1, 2003 the name of the following Fund was changed to more accurately reflect its investment policies.

OLD                                 NEW
International Structured Fund       International Systematic Fund

NOTE B -- SIGNIFICANT ACCOUNTING POLICIES

     Significant accounting policies consistently followed by the Funds in preparing these financial statements are described below. The policies conform with accounting principles generally accepted in the United States.

SECURITY VALUATIONS

     Equity securities, including ADRs and GDRs, that are traded on a stock exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business on the New York Stock Exchange (normally 4:00 p.m. New York time) on the day the securities are being valued, or lacking any sales, at the mean between the closing bid and asked prices. Securities listed or traded on certain non-U.S. exchanges whose operations are similar to the United States over-the-counter market are valued at the price within the limits of the latest available current bid and asked prices deemed by the Investment Adviser best to reflect fair value. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security by the Investment Adviser. The Investment Adviser has determined the Xetra is the primary market in Germany.

     The Funds value long-term debt obligations, including high quality and high yield corporate securities, municipal securities, asset-backed securities, collateralized mortgage obligations and US Government and Agency issues, at the quoted bid price provided by an approved bond pricing service. Convertible securities are normally priced at the mean between the bid and ask prices. Short-term debt instruments, (E.G., commercial paper, bankers acceptances, U.S. Treasury Bills, etc.) having a maturity of less than 60 days will be valued at amortized cost. If a fixed income security has a maturity of greater than 60 days, it will be valued at market price.

     In the event that a pricing service does not price a particular security or the price provided is not believed to be reliable, the Investment Adviser will endeavor to use the average of two broker-dealer quotations. If broker-dealer quotations are not available, the Investment Adviser will generally "stale" the price. If the Investment Adviser believes the stale price does not reflect the true value of the security, it will convene a meeting of its fair valuation committee to determine whether to compute a "fair value" for that security, taking into consideration all available information.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

     Security transactions are accounted for as of trade date. Realized gains and losses from security transactions are determined on an identified-cost basis.

     Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when the information becomes available to the Funds. Interest income is recorded on an accrual basis. Discounts and premiums on debt securities are accreted and amortized on the yield to maturity basis.

NON-U.S. CURRENCY TRANSACTIONS

     At each net asset valuation date, the value of assets and liabilities denominated in non-U.S. currencies are translated into U.S. dollars using the current exchange rate at the spot rate at 11:00 a.m. Eastern Time against the U.S. dollar, as provided by an approved pricing service. Security transactions, income and expenses are converted at the prevailing exchange rate on the day of the event. The effect of changes in exchange rates on securities denominated in a non-U.S. currency is included with the net realized and unrealized gain or loss of the associated security. Other non-U.S. currency gains or losses are reported separately.

     Certain Funds may use forward non-U.S. currency contracts to reduce their exposure to currency fluctuations of their non-U.S. securities. These contracts are commitments to purchase or sell a non-U.S. currency at a specified rate on a future date. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation of investments. The contract commitment is fully collateralized by cash or securities of the Fund. Non-U.S. denominated assets and forward currency contracts may involve more risks than U.S. transactions, including currency risk, political and economic risk, regulatory and market risk. Evaluating and monitoring such risk exposure is a part of the Funds' management strategy. There were no such forward non-U.S. currency contracts at September 30, 2003.

FUTURES CONTRACTS

     Each Fund may enter into futures contracts involving non-U.S. currency, interest rates, securities, and securities indices, for hedging purposes only. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of non-U.S. currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. There were no such futures contracts at September 30, 2003.

OPTIONS CONTRACTS

     The Funds may: (a) buy call options on non-U.S. currency in anticipation of an increase in the value of the underlying asset; (b) buy put options on non-U.S. currency, portfolio securities, and futures in anticipation of a decrease in the value of the underlying asset; and (c) write call options on portfolio securities and futures to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by a Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. When a Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

EQUITY-LINKED SECURITIES

     Certain Funds may purchase equity-linked securities, also known as participation notes, equity swaps, and zero strike calls and warrants. Equity-linked securities are primarily used by a Fund as an alternative means to more efficiently and effectively access the securities market of what is generally an emerging country. The Fund deposits an amount of cash with its custodian (or broker, if legally permitted) in an amount near or equal to the selling price of the underlying security in exchange for an equity linked security. Upon sale, the Fund receives cash from the broker or custodian equal to the value of the underlying security. Aside from market risk there is of the underlying securities, there is a risk of default by the other party to the transaction. In the event of insolvency of the other party, the Fund might be unable to obtain its expected benefit. In addition, while a Fund will seek to enter into such transactions only with parties which are capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to close out such a transaction with the other party or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. This may impair the Fund's ability to enter into other transactions at a time when doing so might be advantageous.

SECURITIES LENDING

     In order to generate expense offset credits, each of the Funds may lend portfolio securities, on a short-term or a long-term basis, up to 30% of a Fund's total assets to broker/dealers, banks, or other institutional borrowers of securities. A Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Investment Adviser has determined are creditworthy and under the guidelines established by the Board of Trustees and will receive collateral in the form of cash or U.S. government securities equal to at least 102% of the value of the securities loaned on U.S. securities and 105% on non-U.S. securities.

     There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, loose the opportunity to sell securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. The market value of securities on loan and the related collateral at the period ended September 30, 2003 were:

       FUND                                          MARKET VALUE   COLLATERAL
       ----                                          ------------  -------------
Growth Discovery                                     $  9,990,271  $  10,601,318
Emerging Growth                                         4,599,755      4,860,488
Value Opportunities                                     3,042,759      3,259,104
U.S. Large Cap Select Growth                              356,160        364,800
U.S. Equity Growth                                        962,548      1,006,425
Convertible                                             1,066,675      1,092,540
Global Select                                           6,238,999      6,490,551
International Core Growth                               3,705,874      3,850,213
International Growth Opportunities                      8,076,661      8,499,617
International Systematic                                  314,299        330,260
Emerging Countries                                      2,042,596      2,121,709

CREDIT FACILITY

     The Trust has a $15 million credit facility available to fund temporary or emergency borrowing. Each Fund pays its pro-rata share of an annual commitment fee plus interest on its specific borrowings. For the period ended September 30, 2003, the Funds did not borrow against the line of credit.

COMMITMENTS AND CONTINGENCIES

     In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risks of loss to be remote.

FUND EXPENSES AND MULTI-CLASS ALLOCATIONS

     Each Fund bears expenses incurred specifically on its behalf plus an allocation of its share of Trust level expenses. Each share offered by a Fund has equal rights to assets but incurs certain Class specific expenses. The Funds allocate income, gains and losses, both realized and unrealized, and expenses, except for Class specific expenses, based on the relative net assets of each share class.

     Many of the brokers with whom the Investment Adviser places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Funds. In addition, through arrangements with the Funds custodian, credits realized as a result of uninvested cash balances were used to reduce the Funds expenses. During the period, the credits used to reduce the Funds custody fees were:

                                                    CREDIT    DIRECT    SECURITY
                                                   INTEREST  BROKERAGE   LENDING
       FUND                                         OFFSET    OFFSET     OFFSET
       ----                                        --------  ---------  --------
Growth Discovery                                      4,072     56,000    12,141
Emerging Growth                                       1,519     34,209    13,929
Value Opportunities                                     992     13,541     1,865
Large Cap Value                                         607      4,421         6
U.S. Large Cap Select Growth                            704     18,658       108
U.S. Equity Growth                                    3,448     51,274       279
Convertible                                           2,801        414     3,024
Global Select                                         1,249     25,346    19,249
International Core Growth                             9,141     75,011    33,897
International Growth Opportunities                    7,124     25,572    39,603
International Systematic                                167        305       701
Emerging Countries                                      229     31,237     3,178
High Yield Bond                                      13,240         38        --

USE OF ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

NICHOLAS-APPLEGATE SOUTHEAST ASIA FUND, LTD.

     The International Growth Opportunities Fund and the Emerging Countries Fund may, when appropriate, invest in the Indian and certain other Southeast Asia stock markets through Nicholas-Applegate Southeast Asia Fund Ltd., a company organized under the laws of Mauritius (the "Mauritius Company"). Each Fund holds a 100% interest in a separate class of securities issued by the Mauritius Company, represented by a separate, underlying portfolio of securities. The accounts of the Mauritius Company are reflected in the Fund using consolidation accounting principles.

NOTE C -- FEDERAL INCOME TAXES

     The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to shareholders. Accordingly, no provision for federal income taxes is required. A Fund investing in foreign securities records any foreign taxes on income and gains on such investments in accordance with the applicable tax rules. The Funds' tax accounting treatment of loss deferrals, accretion, passive foreign investment companies and expiration of capital loss carryforwards are different from the financial statement recognition of income and gains.

     Capital loss carryforwards may be used to offset current or future capital gains until expiration.

DISTRIBUTIONS TO SHAREHOLDERS

     The Funds record distributions to shareholders on the ex-dividend date. Distributions are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. Accordingly, the Funds' capital accounts are periodically reclassified to reflect income and gains available for distribution under income tax regulations. The Funds make income and capital gain distributions at least annually. Funds with income objectives make distributions either quarterly or monthly in accordance with the prospectuses.

NOTE D -- TRANSACTIONS WITH AFFILIATES

     The Investment Adviser receives the following annual fees payable monthly based on the average daily net assets of each Fund.

                                                                 ADVISORY FEE
                                                              ------------------
        FUND                                                  CLASS I   CLASS II
        ----                                                  -------   --------
Growth Discovery                                               1.00%       N/A
Emerging Growth                                                0.75%       N/A
Value Opportunities                                            0.75%       N/A
Large Cap Value                                                0.45%       N/A
U.S. Large Cap Select Growth                                   0.45%       N/A
U.S. Equity Growth                                             0.60%       N/A
Convertible                                                    0.55%       N/A
Global Select                                                  0.65%      0.65%
International Core Growth                                      0.50%      0.50%
International Growth Opportunities                             0.70%      0.70%
International Systematic                                       0.50%       N/A
Emerging Countries                                             0.85%      0.85%
High Yield Bond                                                0.40%      0.40%

     Pursuant to the Administrative Services agreement the Investment Adviser provides operational support services to the Funds and receives the following annual fees payable monthly based on average daily net assets of each Fund.

                                                                ADMINISTRATIVE
                                                                 SERVICES FEE
                                                              ------------------
        FUND                                                  CLASS I   CLASS II
        ----                                                  -------   --------
Growth Discovery                                               0.12%        N/A
Emerging Growth                                                0.12%        N/A
Value Opportunities                                            0.12%        N/A
Large Cap Value                                                0.12%        N/A
U.S. Large Cap Select Growth                                   0.15%        N/A
U.S. Equity Growth                                             0.07%        N/A
Convertible                                                    0.10%        N/A
Global Select                                                  0.07%       0.05%
International Core Growth                                      0.25%       0.17%
International Growth Opportunities                             0.15%       0.07%
International Systematic                                       0.17%        N/A
Emerging Countries                                             0.20%       0.12%
High Yield Bond                                                0.07%       0.05%

     Pursuant to the Shareholder Services agreement the Investment Adviser provides account servicing to the Funds and receives the following annual fees payable monthly based on the average daily net assets of each Fund.

                                                                 SHAREHOLDER
                                                                 SERVICES FEE
                                                              ------------------
        FUND                                                  CLASS I   CLASS II
        ----                                                  -------   --------
Growth Discovery                                               0.13%        N/A
Emerging Growth                                                0.13%        N/A
Value Opportunities                                            0.13%        N/A
Large Cap Value                                                0.13%        N/A
U.S. Large Cap Select Growth                                   0.15%        N/A
U.S. Equity Growth                                             0.08%        N/A
Convertible                                                    0.10%        N/A
Global Select                                                  0.08%       0.05%
International Core Growth                                      0.25%       0.18%
International Growth Opportunities                             0.15%       0.08%
International Systematic                                       0.18%        N/A
Emerging Countries                                             0.20%       0.13%
High Yield Bond                                                0.08%       0.05%

     The Investment Adviser has agreed to waive its fees and absorb other operating expenses of the Funds so that total operating expenses are limited to certain levels through March 31, 2004. The Investment Adviser will recover expense reimbursements paid to the Funds to the extent of the difference between the Funds' actual expenses (exclusive of taxes, interest, brokerage and the expenses incurred from the operation of the Mauritius Company ) when they fall below the limit in the year such reimbursement is paid.

     The Funds reduce expenses by offsets to custodial and other fees based upon the amount of securities lent to third parties and cash maintained with its custodian. These offset arrangements will have no effect on the amount of fees that the Investment Adviser must waive or expenses that it must otherwise reimburse under the Expense Limitation Agreement.

                                      INSTITUTIONAL CLASS          CLASS II
                                      -------------------------------------------
                                      4/1/03      7/29/03     4/1/03      7/29/03
                                        TO          TO          TO          TO
        FUND                          7/28/03     9/30/03     7/28/03     9/30/03
        ----                          -------     -------     -------     -------
Growth Discovery                       1.40%       1.56%        N/A         N/A
Emerging Growth                        1.25%       1.48%        N/A         N/A
Value Opportunities                    1.30%       1.45%        N/A         N/A
Large Cap Value                        0.75%       0.81%        N/A         N/A
U.S. Large Cap Select Growth           1.00%       1.12%        N/A         N/A
U.S. Equity Growth                     1.00%       1.23%        N/A         N/A
Convertible                            1.00%       1.02%        N/A         N/A
Global Select                          1.10%       1.16%       1.05%       1.11%
International Core Growth              1.15%       1.41%       1.00%       1.26%
International Growth Opportunities     1.40%       1.56%       1.25%       1.41%
International Systematic               1.25%       1.39%        N/A         N/A
Emerging Countries                     1.65%       1.73%       1.58%       1.58%
High Yield Bond                        0.60%       0.63%       0.55%       0.58%

     Certain officers of the Trust are also officers of the Investment Adviser and Distributor. The Trustees who are not affiliated with the Investment Adviser receive annual compensation of approximately $31,000 each from the Trust. $16,000 has been paid as of September 30, 2003.

NOTE E -- INVESTMENT TRANSACTIONS

     The following table presents purchases and sales of securities, excluding short-term investments, during the period ended September 30, 2003 to indicate the volume of transactions in each Fund. The tax cost of securities held at September 30, 2003, and the related gross and net unrealized appreciation and depreciation, provide aggregate information on a tax basis against which future gains and losses on these investments are measured for distribution purposes.

                                                                                                 NET
                                                                  GROSS         GROSS         UNREALIZED
                                                               UNREALIZED     UNREALIZED     APPRECIATION
                        PURCHASES     SALES       TAX COST    APPRECIATION   DEPRECIATION   (DEPRECIATION)
       FUND            (IN 000'S)   (IN 000'S)   (IN 000'S)    (IN 000'S)     (IN 000'S)      (IN 000'S)
       ----            ----------   ----------   ----------   ------------   ------------   --------------
Growth Discovery        $ 110,636    $  90,869    $  79,753    $   17,468     $    2,083     $    15,385
Emerging Growth            42,122       52,309       39,507         7,913          1,571           6,342
Value Opportunities        18,389       17,724       45,655         6,658            476           6,182
Large Cap Value             2,955       22,876       18,085         2,778            529           2,249
U.S. Large Cap Select
  Growth                   21,388       29,100       20,961         2,717            305           2,412
U.S. Equity Growth         59,898       61,153       41,161         7,516          1,420           6,096
Convertible                23,648       29,077       41,213         5,889            575           5,314
Global Select              97,349      101,898       85,772        14,072            557          13,515
International Core
  Growth                   79,604      102,899       81,406        11,809            970          10,839
International Growth
  Opportunities            56,835       60,371       84,520        16,266          1,080          15,186
International
  Systematic                5,446        5,336        6,901           770             72             698
Emerging Countries         17,202       31,875       39,948        14,412            650          13,762
High Yield Bond           102,188       61,936      157,356        10,544            345          10,199

     Gains and losses resulting from the redemptions-in-kind are included in the realized gain/loss from securities and non-U.S. currency transactions. During the period, the Large Cap Value Fund had a redemption-in-kind valued at $19,790,229.

NOTE F -- FINANCIAL INSTRUMENTS

     During the period, several of the Funds have been party to financial instruments with off-balance sheet risks, including forward non-U.S. currency contracts, primarily in an attempt to minimize the risk to the Fund, in respect of its portfolio transactions. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from unexpected movement in currencies, securities values and interest rates. The contract amounts indicate the extent of the Funds' involvement in such contracts.

NOTE G -- PROXY VOTING

     The Investment Adviser votes proxies on behalf of the Funds pursuant to written policies and procedures adopted by the Funds. To obtain free information on how your Funds' securities were voted, please call the Funds at 1-800-551-8043 or visit the Funds' website at www.nacm.com

NOTE H -- CORPORATE GOVERNANCE (UNAUDITED)

                                                                                    NUMBER OF
                                          TERM OF                                 PORTFOLIOS IN
                         POSITION(S)    OFFICE AND                                FUND COMPLEX
  NAME, ADDRESS (1)       HELD WITH   LENGTH OF TIME    PRINCIPAL OCCUPATION(S)    OVERSEEN BY          OTHER DIRECTORSHIPS
       AND AGE              FUND        SERVED (2)       DURING PAST 5 YEARS         TRUSTEE              HELD BY TRUSTEE
-----------------------  -----------  --------------  --------------------------  -------------  ---------------------------------
DISINTERESTED TRUSTEES:

WALTER E. AUCH (82)      Trustee      Since May 1999  Retired; prior thereto,          13        Trustee, LLBS Funds (since 1994)
                                                      Chairman and CEO of                        and Brinson Supplementary Trust
                                                      Chicago Board of Options                   (since 1997); Director, Thompson
                                                      Exchange (1979-1986).                      Asset Management Corp
                                                                                                 (1987-1999); Director, Smith
                                                                                                 Barney Trak Fund (since 1992) and
                                                                                                 Smith Barney Advisors (since
                                                                                                 1992); Director, PIMCO Advisors
                                                                                                 L.P (1994-2001); Director, Banyon
                                                                                                 Realty Trust (1988-2002), Banyon
                                                                                                 Mortgage Investment Fund
                                                                                                 (1989-2002) and Banyon Land Fund
                                                                                                 II (since 1988); Director,
                                                                                                 Express America Holdings Corp
                                                                                                 (1992-1999); Director, Legend
                                                                                                 Properties, Inc. (since 1987);
                                                                                                 Director, Senele Group (since
                                                                                                 1988); Director, Fort Dearborn
                                                                                                 Income Securities, Inc.
                                                                                                 (1987-1995); Trustee,
                                                                                                 Nicholas-Applegate Mutual Funds
                                                                                                 (1994-1999); Director, Geotek
                                                                                                 Industries, Inc. (1987-1998).

DARLENE DeREMER (47)     Trustee      Since May 1999  Managing Director,               13        Founding Member and Director,
                                                      NewRiver E-Business                        National Defined Contribution
                                                      Advisory Services                          Council (since 1997); Trustee,
                                                      Division; Prior thereto,                   Boston Alzheimer's Association
                                                      President and Founder,                     (since 1998); Director, King's
                                                      DeRemer Associates, a                      Wood Montessori School (since
                                                      strategic and marketing                    1995); Editorial Board, National
                                                      consulting firm for the                    Association of Variable Annuities
                                                      financial services                         since 1997); Director,
                                                      industry (since 1987);                     Nicholas-Applegate Strategic
                                                      Vice President and                         Opportunities, Ltd. (1994-1997);
                                                      Director, Asset Management                 Trustee, Nicholas-Applegate
                                                      Division, State Street                     Mutual Funds (1994-1999);
                                                      Bank and Trust Company,                    Director, Jurika & Voyles Fund
                                                      now referred to as State                   Group (1994-2000).
                                                      Street Global Advisers,
                                                      (1982-1987); Vice
                                                      President, T. Rowe Price &
                                                      Associates (1979-1982);
                                                      Member, Boston Club (since
                                                      1998); Member, Financial
                                                      Women's Association
                                                      Advisory Board (since
                                                      1995); Founder, Mutual
                                                      Fund Cafe Website.

                                                                                    NUMBER OF
                                         TERM OF                                  PORTFOLIOS IN
                         POSITION(S)    OFFICE AND                                FUND COMPLEX
  NAME, ADDRESS (1)       HELD WITH   LENGTH OF TIME    PRINCIPAL OCCUPATION(S)    OVERSEEN BY          OTHER DIRECTORSHIPS
       AND AGE              FUND        SERVED (2)       DURING PAST 5 YEARS         TRUSTEE              HELD BY TRUSTEE
-----------------------  -----------  --------------  --------------------------- -------------  ---------------------------------
GEORGE F. KEANE (73)     Trustee      Since May 1999  Consultant, Associated           13        Director, Bramwell Funds (since
                                                      Energy Managers (since                     1994); Director, Longview Oil &
                                                      1994); Prior to, President                 Gas (since 2000); Director,
                                                      Emeritus and founding                      Security Capital U.S. Real Estate
                                                      Chief Executive Officer,                   (since 1997); Director, The
                                                      The Common Fund                            Universal Bond Fund (since 1997);
                                                      (1971-1992); and Endowment                 Director, Universal Stainless &
                                                      Advisors (1987-1992)                       Alloy Products Inc. (1994-2000);
                                                      (organizations that                        Director, United Water Services
                                                      provide investment                         and affiliated companies
                                                      management programs for                    (1996-2000); Director, and former
                                                      colleges and universities);                Chairman of the Board, Trigen
                                                      Member, Investment                         Energy Corporation (1994-2000);
                                                      Advisory Committee,                        Trustee, Nicholas-Applegate
                                                      New York State Common                          Mutual Funds (1994-1999).
                                                      Retirement Fund (since
                                                      1982).

INTERESTED TRUSTEES:

E. BLAKE MOORE, Jr.      President    Since May 2001  General Counsel and              13        Director, Nicholas-Applegate
  (45)                                                Secretary,                                 Fund, Inc. (since May 2001)
                                                      Nicholas-Applegate Capital                 Director, Nicholas-Applegate
                                                      Management LLC,                            Southeast Asia Fund (Since 2000).
                                                      Nicholas-Applegate
                                                      Securities LLC and
                                                      Nicholas-Applegate
                                                      Holdings LLC (since 1993)
                                                      and Nicholas-Applegate
                                                      Securities International
                                                      LDC (since 1995).

OFFICERS:

CHARLES H. FIELD, Jr.    Secretary    Since May 2001  Deputy General Counsel,          13        Director, Nicholas-Applegate
  (48)                                                Nicholas-Applegate Capital                 Southeast Asia Fund (Since 1999);
                                                      Management (since 1996)                    Director, Nicholas-Applegate
                                                      and Chief Compliance                       Strategic Opportunities Fund, LLC
                                                      Officer since December                     (1996-2000); Director, U.S.
                                                      2002.                                      Select Hedge Fund, Ltd.
                                                                                                 (1999-2002); Director,
                                                                                                 Nicholas-Applegate U.S. Growth
                                                                                                 Equity Fund (1996-2002);
                                                                                                 Director, Torrey Pines Master
                                                                                                 Fund, Ltd. and Torrey Pines Fund,
                                                                                                 Ltd. (since 2002); Director,
                                                                                                 Nicholas-Applegate U.S.
                                                                                                 Convertible Arbitrage Fund, Ltd.
                                                                                                 and Nicholas-Applegate U.S.
                                                                                                 Convertible Arbitrage Master
                                                                                                 Fund, Ltd. (Since 2002);

                                                                                    NUMBER OF
                                         TERM OF                                  PORTFOLIOS IN
                         POSITION(S)    OFFICE AND                                FUND COMPLEX
  NAME, ADDRESS (1)       HELD WITH   LENGTH OF TIME    PRINCIPAL OCCUPATION(S)    OVERSEEN BY          OTHER DIRECTORSHIPS
       AND AGE              FUND        SERVED (2)       DURING PAST 5 YEARS         TRUSTEE              HELD BY TRUSTEE
-----------------------  -----------  --------------  --------------------------  -------------  ---------------------------------
C. WILLIAM MAHER (42)    Treasurer    Since May 1999  Chief Financial Officer,         13        NA
                                                      Nicholas-Applegate Capital
                                                      Management,
                                                      Nicholas-Applegate
                                                      Securities, (Since 1998);
                                                      Chief Financial Officer
                                                      Nicholas-Applegate
                                                      Holdings LLC (Since 2001).
                                                      Formerly Chief Financial
                                                      Officer, Mitchell Hutchins
                                                      Asset Management, Inc.
                                                      (1990-1998).

(1)  Unless otherwise noted, the address of the Trustees and Officers is c/o:
     Nicholas-Applegate Capital Management, 600 West Broadway, 32nd Floor, San Diego, California 92101.
(2) Each Trustee serves for an indefinite term, until her or his successor is elected.

                      (This page intentionally left blank)

                      (This page intentionally left blank)

               TRUSTEES OF NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS

                          E. Blake Moore, Jr., CHAIRMAN

                                 Walter E. Auch

                               Darlene T. DeRemer

                                 George F. Keane


                                    OFFICERS

                         E. Blake Moore, Jr., PRESIDENT

                        Charles H. Field, Jr., SECRETARY

                           C. William Maher, TREASURER


                               INVESTMENT ADVISER

                   Nicholas-Applegate Capital Management, LLC


                                   DISTRIBUTOR

                       Nicholas-Applegate Securities, LLC


                                    CUSTODIAN

                 Brown Brothers Harriman & Co., Private Bankers


                                  ADMINISTRATOR

                 Brown Brothers Harriman & Co., Private Bankers

                   Nicholas-Applegate Capital Management, LLC


                                 TRANSFER AGENT

                          UMB Fund Services Group, Inc.


                             INDEPENDENT ACCOUNTANTS

                           PricewaterhouseCoopers LLP

[NICHOLAS APPLEGATE(R) LOGO]

INSTITUTIONAL FUNDS

600 West Broadway
San Diego, California 92101
800 - 551 - 8643
Nicholas-Applegate Securities, Distributor


                                                                  SEMIANN903INST

[NICHOLAS APPLEGATE(R) INSTITUTIONAL FUNDS LOGO]


SEMI-ANNUAL REPORT

(UNAUDITED)

RETIREMENT SHARES

SEPTEMBER 30, 2003

LETTER TO SHAREHOLDERS

DEAR FELLOW SHAREHOLDER,

Equity investors found some long-awaited respite during the six months ended September 30, 2003. Following a disappointing few years, most stock indexes climbed significantly higher during this period. The market's rally was broadly based, with equities in virtually every country and economic sector posting sharp gains.

   In this semi-annual report, we review the performance of the financial markets and the Nicholas-Applegate Institutional Funds. We also share our outlook for the months ahead.

   It is a welcome relief to be reporting strong absolute investment performance again. All of our mutual funds registered double-digit gains this period, led by the Growth Discovery Fund which rose more than 60% compared to a 37.1% increase in the Russell 2000 Growth Index. Relative to their benchmarks, many of the Funds outperformed or kept pace with the strongly rising market.

   During the period, global equity markets staged robust rallies amid brighter economic and earnings prospects in many parts of the world. The potential resolution to the conflict in Iraq, falling oil prices, and stimulative monetary policies pursued by central banks worldwide added to positive sentiment.

   Against this favorable backdrop, investors' appetites for risk increased. This was evident in the rebound of technology stocks, the leadership of small-cap and emerging market equities, and increased demand for high yield securities. Even the IPO market picked up -- another sign that investors were willing to brave the riskier elements of the capital markets again.

   In the United States, economic recovery has stayed on track despite pockets of weakness, most notably the soft job market. Nonetheless, lower taxes and brisk mortgage refinancing activity kept cash in consumers' pockets. In addition, business spending, which has been sluggish for several years, showed signs of improvement. On the corporate profits front, negative pre-announcements during the second and third quarters ran at a very low level, pointing to continued earnings expansion. In fact, during the third quarter, it appears profits may have increased at their fastest pace in three years, as companies have cut costs and devised ways to drive productivity.

   Overseas, economic news in Japan and across Europe continued to improve, with leading indicators picking up in most markets. Japan was a bright spot, as the Japanese government slowly but surely implements reforms, and restructuring of the country's banks continues. The euro and the yen strengthened relative to the US dollar this period, boosting international equity returns for dollar-based investors. The broad depreciation of the US currency also bolstered emerging market equity returns in dollar terms.

   Turning to our organization, Nicholas-Applegate continues to invest in intellectual capital by hiring and retaining top-notch talent. Over the past few months, we welcomed several new members to our investment team, including Nicholas Melhuish. Mr. Melhuish joined the firm in August as Lead Portfolio Manager with our Global Equities team. He will succeed Catherine Nicholas as the lead in Global Equity strategies following her decision to retire at the end of 2003. Mr. Melhuish was previously a member of the International Portfolio Management Team at Putnam Investments. He and the other new members of our investment organization have broadened our depth and expertise.

   Also, after much consideration, Loretta Morris, Lead Portfolio Manager of the International Core Growth and International Growth Opportunities Funds, has decided to retire at the end of the year. Effective November 1, Horacio
A. Valeiras, CIO, assumes lead portfolio management responsibilities for the International Core Growth Fund, and Christopher A. Herrera will assume lead portfolio management responsibilities for the International Growth Opportunities Fund. Mr. Valeiras has extensive experience managing international equity portfolios as Head of the Global Equity team at Morgan Stanley Investment Management and as a Portfolio Manager for International Equity and Emerging Markets at Miller, Anderson & Sherrerd. Prior to joining Miller, Anderson & Sherrerd, Mr. Valeiras was Chief International Investment Strategist at Credit Suisse First Boston. Mr. Herrera joined the firm in 2000 with prior analytical experience in the Investment Banking division of Lehman Brothers. He earned his M.B.A. from the Haas School of Business at Berkeley and a B.S. in Business Administration from the University of Southern California.

   Looking ahead, as investors gain increased confidence in the sustainability of the economic and earnings recovery, we believe global markets should continue to improve. More importantly, we remain committed to consistently applying our proven investment philosophy in all market environments. We are confident that by doing so, we will meet our goal of delivering superior, long-term performance to our shareholders.

   On behalf of everyone at our firm, thank you for your confidence in the Nicholas-Applegate Institutional Funds. We will continue to do our best to earn that confidence.

Best Regards,


/s/ E. Blake Moore, Jr.

E. Blake Moore, Jr.
Chairman
September 30, 2003

TABLE OF CONTENTS

                                                                                PAGE
The Funds' Review and Outlook, Performance and Schedule of Investments
  Emerging Growth                                                                  1
  Large Cap Value                                                                  8
  U.S. Large Cap Select Growth                                                    12
  International Core Growth                                                       16
The Funds':
  Financial Highlights                                                            22
  Statements of Assets and Liabilities                                            24
  Statements of Operations                                                        25
  Statements of Changes in Net Assets                                             26
  Notes to Financial Statements                                                   28


----------
This report is authorized for distribution to shareholders and to others only when preceded or accompanied by a currently effective prospectus for Nicholas-Applegate Institutional Funds Retirement Shares. Distributor:
Nicholas-Applegate Securities.

                      (This page intentionally left blank)

EMERGING GROWTH FUND

   MANAGEMENT TEAM: JOHN C. McCRAW, Lead Portfolio Manager; TRAVIS T. PRENTICE, Portfolio Manager; MICHAEL P. GIGGIE, Investment Analyst; JOHN MAZUR, Investment Analyst; MONTIE L. WEISENBERGER, Investment Analyst

   CHIEF INVESTMENT OFFICER: HORACIO A. VALEIRAS, CFA

   GOAL: The Emerging Growth Fund seeks to maximize long-term capital appreciation through investments primarily in US companies with market capitalizations similar to the Russell 2000 Growth Index at time of purchase.

   MARKET OVERVIEW: Prices of US equities climbed substantially higher during the six-month period ended September 30, 2003. The following themes provided a positive backdrop for the market:

   - Signs of a recovery in the US economy, including an uptick in capital spending

   - Better-than-expected corporate profits

   - Accommodative monetary and fiscal policy

   - Potential resolution to the conflict in Iraq.

   Among US equities, small-cap stocks outperformed their mid- and large-cap counterparts. In general, small-cap companies tend to be more economically sensitive than larger ones. Because of this, they experience a stronger rebound in earnings when the economy picks up steam, as it did this period. In addition, as the geopolitical and investment climate improved, investors' appetite for risk broadened, creating even more interest in smaller stocks. Within the universe of small-cap equities, growth outperformed value and the very smallest issues produced the highest returns.

   PERFORMANCE: For the six months ended September 30, 2003, the Fund rose 32.70%, versus a gain of 37.14% in the Russell 2000 Growth Index.

   PORTFOLIO SPECIFICS: Stock selection in the commercial/industrial sector favorably affected results versus the benchmark this period. Top-performing names included Power Integrations, a supplier of semiconductors for AC-to-DC power conversion, and Power-One, a maker of power systems used mainly in telecommunications applications. An underweight in financial services stocks, which lagged the return of the index, also helped relative performance.

   The Fund had a higher weighted-average market capitalization than its benchmark. This hurt relative results since the smallest of the small-cap names in the index performed especially well. Issue selection in the technology sector also detracted from relative performance. Prices of many tech stocks moved sharply higher on speculative sentiment as opposed to improvement in company fundamentals. Because we focus on buying stocks exhibiting positive change, we did not own some of the best-performing technology names in the benchmark.

   MARKET OUTLOOK: Our outlook for small-cap stocks is favorable in light of these factors:

   - Inflation is low, and deflation is not a threat

   - The positive effects of debt restructuring, which has been fueled by low interest rates, will persist going forward

   - The Bush Administration will likely stay focused on keeping the economy growing ahead of the 2004 elections

   Additionally, cash flows into small-cap mutual funds have been rising, lending further support to small-cap stocks. As always, we remain confident that our research-intensive investment process will continue to identify smaller-sized companies poised to exceed earnings expectations for the Fund.

EMERGING GROWTH FUND -- UNAUDITED

COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN EMERGING GROWTH FUND RETIREMENT SHARES WITH THE RUSSELL 2000 GROWTH INDEX.

[CHART]

                            ANNUALIZED TOTAL RETURNS
                                  As of 9/30/03

                                                                 SINCE
             1 YEAR                  5 YEARS                   INCEPTION
             24.55%                   4.29%                      5.89%

              EMERGING                          RUSSELL 2000
              GROWTH FUND RETIREMENT SHARES     GROWTH INDEX
 10/1/93                       $    250,000       $  250,000
10/31/93                       $    250,400       $  257,230
11/30/93                       $    237,400       $  246,825
12/31/93                       $    249,920       $  256,565
 1/31/94                       $    257,143       $  263,395
 2/28/94                       $    255,286       $  262,236
 3/31/94                       $    234,855       $  246,126
 4/30/94                       $    235,474       $  246,503
 5/31/94                       $    229,076       $  240,979
 6/30/94                       $    217,519       $  230,682
 7/31/94                       $    222,679       $  233,969
 8/31/94                       $    237,744       $  251,138
 9/30/94                       $    240,633       $  252,190
10/31/94                       $    243,935       $  254,876
11/30/94                       $    231,553       $  244,564
12/31/94                       $    241,147       $  250,325
 1/31/95                       $    231,007       $  245,226
 2/28/95                       $    243,351       $  256,558
 3/31/95                       $    255,254       $  264,052
 4/30/95                       $    259,442       $  268,024
 5/31/95                       $    261,426       $  271,535
 6/30/95                       $    284,571       $  290,246
 7/31/95                       $    312,124       $  312,868
 8/31/95                       $    313,006       $  316,729
 9/30/95                       $    319,619       $  323,250
10/31/95                       $    307,055       $  307,350
11/30/95                       $    320,721       $  320,916
12/31/95                       $    327,708       $  328,027
 1/31/96                       $    323,033       $  325,311
 2/29/96                       $    342,668       $  340,146
 3/31/96                       $    352,952       $  346,870
 4/30/96                       $    389,650       $  373,500
 5/31/96                       $    411,388       $  392,653
 6/30/96                       $    386,378       $  367,138
 7/31/96                       $    341,966       $  322,318
 8/31/96                       $    372,353       $  346,179
 9/30/96                       $    397,130       $  364,007
10/31/96                       $    379,833       $  348,304
11/30/96                       $    383,574       $  357,990
12/31/96                       $    389,595       $  364,971
 1/31/97                       $    394,413       $  374,088
 2/28/97                       $    351,961       $  351,497
 3/31/97                       $    332,993       $  326,692
 4/30/97                       $    327,874       $  322,912
 5/31/97                       $    379,961       $  371,446
 6/30/97                       $    407,660       $  384,041
 7/31/97                       $    436,865       $  403,720
 8/31/97                       $    445,295       $  415,835
 9/30/97                       $    487,145       $  449,019
10/31/97                       $    452,521       $  422,051
11/30/97                       $    435,017       $  411,989
12/31/97                       $    436,748       $  412,220
 1/31/98                       $    426,704       $  406,721
 2/28/98                       $    464,803       $  442,630
 3/31/98                       $    490,779       $  461,199
 4/30/98                       $    490,779       $  464,026
 5/31/98                       $    452,334       $  430,314
 6/30/98                       $    468,959       $  434,712
 7/31/98                       $    468,959       $  398,414
 8/31/98                       $    325,073       $  306,444
 9/30/98                       $    358,956       $  337,514
10/31/98                       $    363,545       $  355,119
11/30/98                       $    401,944       $  382,665
12/31/98                       $    455,854       $  417,293
 1/31/99                       $    500,962       $  436,063
 2/28/99                       $    447,786       $  396,172
 3/31/99                       $    495,828       $  410,283
 4/30/99                       $    525,167       $  446,515
 5/31/99                       $    504,263       $  447,221
 6/30/99                       $    567,342       $  470,780
 7/31/99                       $    569,542       $  456,224
 8/31/99                       $    564,775       $  439,161
 9/30/99                       $    581,645       $  447,633
10/31/99                       $    636,288       $  459,096
11/30/99                       $    719,417       $  507,641
12/31/99                       $    881,445       $  597,113
 1/31/2000                     $    860,164       $  591,554
 2/29/2000                     $  1,157,339       $  729,185
 3/31/2000                     $  1,009,872       $  652,533
 4/30/2000                     $    866,884       $  586,647
 5/31/2000                     $    761,231       $  535,280
 6/30/2000                     $    917,285       $  604,427
 7/31/2000                     $    820,964       $  552,628
 8/31/2000                     $    940,805       $  610,759
 9/30/2000                     $    885,178       $  580,416
10/31/2000                     $    791,097       $  533,304
11/30/2000                     $    609,448       $  436,472
12/31/2000                     $    663,207       $  463,180
 1/31/2001                     $    674,385       $  500,669
 2/28/2001                     $    562,076       $  432,038
 3/31/2001                     $    508,317       $  392,757
 4/30/2001                     $    568,996       $  440,842
 5/31/2001                     $    571,125       $  451,052
 6/30/2001                     $    581,238       $  463,352
 7/31/2001                     $    543,979       $  423,824
 8/31/2001                     $    507,252       $  397,335
 9/30/2001                     $    421,557       $  333,205
10/31/2001                     $    456,687       $  365,259
11/30/2001                     $    492,881       $  395,758
12/31/2001                     $    515,236       $  420,414
 1/31/2002                     $    500,865       $  405,447
 2/28/2002                     $    469,461       $  379,215
 3/31/2002                     $    507,785       $  412,169
 4/30/2002                     $    499,801       $  403,266
 5/31/2002                     $    473,187       $  379,675
 6/30/2002                     $    439,654       $  347,478
 7/31/2002                     $    377,379       $  294,071
 8/31/2002                     $    376,314       $  293,924
 9/30/2002                     $    355,556       $  272,703
10/31/2002                     $    361,943       $  286,501
11/30/2002                     $    379,508       $  314,894
12/31/2002                     $    353,959       $  293,166
 1/31/2003                     $    343,846       $  285,192
 2/28/2003                     $    333,200       $  277,577
 3/31/2003                     $    333,733       $  281,769
 4/30/2003                     $    365,137       $  308,424
 5/31/2003                     $    397,605       $  343,183
 6/30/2003                     $    407,186       $  349,807
 7/31/2003                     $    438,057       $  376,252
 8/31/2003                     $    465,203       $  396,457
 9/30/2003                     $    442,848       $  386,426

The graph above shows the value of a hypothetical $250,000 investment in the Fund compared with the Russell 2000 Growth Index for the periods indicated. The Fund's Class R shares were first available on May 21, 1999. Performance prior to the introduction of Class R shares reflects the historical performance of the Fund's Class I Shares. Class I and R shares have no sales charge or distribution fee, but have a shareholder service fee of up to .25% of their average daily net assets. Historical performance returns of the Class I shares do not reflect the shareholder servicing fee which would have made returns slightly lower. The Fund calculates its performance based upon the historical performance of its corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The Russell 2000 Growth Index is an unmanaged index comprised of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is an unmanaged index generally representative of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2003 -- UNAUDITED

EMERGING GROWTH FUND

                                                                        NUMBER
                                                                       OF SHARES       VALUE
------------------------------------------------------------------------------------------------
COMMON STOCK -- 98.8%

AIRLINES -- 0.7%
   Mesa Air Group, Inc.*                                                  13,200   $     146,520
   SkyWest, Inc.                                                           9,000         155,880
                                                                                   -------------
                                                                                         302,400
                                                                                   -------------
APPAREL MANUFACTURERS -- 0.0%
   Oxford Industries, Inc.                                                   200          12,840
                                                                                   -------------
APPLICATIONS SOFTWARE -- 1.5%
   eResearch Technology, Inc.*                                             6,500         226,395
   Netegrity, Inc.*                                                       21,500         215,215
   Progress Software Corp.*                                                7,900         169,850
                                                                                   -------------
                                                                                         611,460
                                                                                   -------------
ATHLETIC FOOTWEAR -- 0.4%
   K-Swiss Cl. A                                                           4,800         172,752
                                                                                   -------------
AUDIO/VIDEO PRODUCTS -- 0.0%
   Vialta, Inc.*                                                             193              69
                                                                                   -------------
B2B/E-COMMERCE -- 0.4%
   Agile Software Corp.*                                                  17,700         168,504
                                                                                   -------------
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS -- 0.3%
   Simpson Manufacturing Co., Inc.*                                        3,400         139,026
                                                                                   -------------
BUILDING & CONSTRUCTION-MISCELLANEOUS -- 0.4%
   Dycom Industries, Inc.*                                                 8,300         169,237
                                                                                   -------------
BUILDING-HEAVY CONSTRUCTION -- 0.5%
   Chicago Bridge & Iron Co. NV                                            7,600         206,416
                                                                                   -------------
BUILDING-MOBIL HOME/MANUFACTURED HOUSING -- 0.4%
   Winnebago Industries, Inc.                                              4,100         182,778
                                                                                   -------------
CABLE TV -- 0.5%
   Charter Communications, Inc.*                                          53,600         220,832
                                                                                   -------------
CASINO HOTELS -- 0.5%
   Aztar Corp.*                                                           11,000         194,810
                                                                                   -------------
CASINO SERVICES -- 0.5%
   Station Casinos, Inc.                                                   6,200         189,720
                                                                                   -------------
CELLULAR TELECOMMUNICATIONS -- 1.0%
   Dobson Communications Corp. Cl. A*                                     21,000         170,520
   Western Wireless Corp. Cl. A*                                          13,700         255,368
                                                                                   -------------
                                                                                         425,888
                                                                                   -------------
COMMERCIAL BANKS-WESTERN US -- 1.0%
   Silicon Valley Bancshares*                                              6,900         190,647
   Ucbh Holdings, Inc.                                                     7,300         220,679
                                                                                   -------------
                                                                                         411,326
                                                                                   -------------
COMMERCIAL SERVICES -- 0.7%
   Alliance Data Systems Corp.*                                              800   $      21,120
   Wireless Facilities, Inc.*                                             22,300         265,370
                                                                                   -------------
                                                                                         286,490
                                                                                   -------------
COMMUNICATIONS SOFTWARE -- 1.2%
   Avid Technology, Inc.*                                                  4,800         253,632
   Inter-Tel, Inc.                                                         9,100         223,405
                                                                                   -------------
                                                                                         477,037
                                                                                   -------------
COMPUTER AIDED DESIGN -- 0.7%
   ANSYS, Inc.*                                                            1,500          53,310
   Autodesk, Inc.                                                         14,400         245,088
                                                                                   -------------
                                                                                         298,398
                                                                                   -------------
COMPUTER SERVICES -- 1.0%
   Anteon International Corp.*                                             3,400         104,040
   CACI International, Inc. Cl. A*                                         3,900         167,115
   Ciber, Inc.*                                                           18,900         143,640
                                                                                   -------------
                                                                                         414,795
                                                                                   -------------
COMPUTERS -- 0.7%
   Mentor Graphics Corp.*                                                 16,500         289,245
                                                                                   -------------
COMPUTERS-INTEGRATED SYSTEMS -- 0.4%
   Cray, Inc.*                                                            16,400         180,072
                                                                                   -------------
COMPUTERS-MEMORY DEVICES -- 0.5%
   Advanced Digital Information Corp.*                                    13,400         187,868
                                                                                   -------------
COMPUTERS-PERIPHERAL EQUIPMENT -- 0.4%
   Mobility Electronics, Inc.*                                            18,900         148,365
                                                                                   -------------
CONSULTING SERVICES -- 0.9%
   Corporate Executive Board Co.*                                          3,900         183,105
   Navigant Consulting, Inc.*                                             14,500         178,495
                                                                                   -------------
                                                                                         361,600
                                                                                   -------------
CONSUMER PRODUCTS-MISCELLANEOUS -- 1.1%
   Helen of Troy, Ltd.*                                                    8,500         205,870
   Jarden Corp.*                                                           6,900         260,475
                                                                                   -------------
                                                                                         466,345
                                                                                   -------------
DATA PROCESSING/MANAGEMENT -- 0.5%
   FileNET Corp.*                                                          9,800         196,686
                                                                                   -------------
DIAGNOSTIC EQUIPMENT -- 1.6%
   Gen-Probe, Inc.*                                                        3,300         178,761
   Immucor, Inc.*                                                          7,000         188,650
   I-Stat Corp.*                                                           9,200         123,004
   Therasense, Inc.*                                                      13,900         173,611
                                                                                   -------------
                                                                                         664,026
                                                                                   -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                        NUMBER
                                                                       OF SHARES       VALUE
------------------------------------------------------------------------------------------------
COMMON STOCK (continued)

DIAGNOSTIC KITS -- 1.1%
   Dade Behring Holdings, Inc.*                                            7,300   $     206,225
   Idexx Laboratories, Inc.*                                               6,000         254,940
                                                                                   -------------
                                                                                         461,165
                                                                                   -------------
DISTRIBUTION/WHOLESALE -- 1.7%
   Brightpoint, Inc.*                                                      8,500         278,800
   SCP Pool Corp.*                                                         6,300         175,266
   Tech Data Corp.*                                                        8,100         249,885
                                                                                   -------------
                                                                                         703,951
                                                                                   -------------
DRUG DELIVERY SYSTEMS -- 0.2%
   Atrix Laboratories, Inc.*                                               3,600          74,124
                                                                                   -------------
E-COMMERCE/PRODUCTS -- 0.4%
   Drugstore.Com, Inc.*                                                   23,300         178,245
                                                                                   -------------
E-COMMERCE/SERVICES -- 0.7%
   Monster Worldwide, Inc.*                                                5,300         133,454
   Priceline.Com, Inc.*                                                    5,900         171,041
                                                                                   -------------
                                                                                         304,495
                                                                                   -------------
EDUCATIONAL SOFTWARE -- 0.1%
   SkillSoft PLC -- ADR*                                                   6,400          47,680
                                                                                   -------------
ELECTRONIC COMPONENTS-MISCELLANEOUS -- 0.7%
   DSP Group, Inc.*                                                        6,000         149,460
   NVE Corp.*                                                              3,400         116,926
                                                                                   -------------
                                                                                         266,386
                                                                                   -------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 3.5%
   Actel Corp.*                                                            7,800         186,966
   Conexant Systems, Inc.*                                                36,200         204,892
   GlobespanVirata, Inc.*                                                 21,900         158,118
   Kopin Corp.*                                                           25,900         179,487
   Microsemi Corp.*                                                       12,300         187,452
   QuickLogic Corp.*                                                      22,100         146,965
   Semtech Corp.*                                                         10,500         193,830
   Zoran Corp.*                                                            8,100         157,950
                                                                                   -------------
                                                                                       1,415,660
                                                                                   -------------
ELECTRONIC MEASURE INSTRUMENTS -- 0.4%
   Trimble Navigaton, Ltd.*                                                7,000         162,050
                                                                                   -------------
ELECTRONICS-MILITARY -- 0.5%
   Engineered Support Systems, Inc.                                        3,300         199,650
                                                                                   -------------
E-MARKETING/INFORMATION -- 0.9%
   Doubleclick, Inc.*                                                     15,300         164,781
   ValueClick, Inc.*                                                      26,300         221,183
                                                                                   -------------
                                                                                         385,964
                                                                                   -------------
ENGINES-INTERNAL COMBUST -- 1.2%
   Briggs & Stratton Corp.                                                 3,400   $     199,784
   Cummins, Inc.                                                           6,800         302,124
                                                                                   -------------
                                                                                         501,908
                                                                                   -------------
ENTERPRISE SOFTWARE/SERVICES -- 1.4%
   Business Objects S.A.-- ADR*                                            9,200         229,540
   Microstrategy, Inc.*                                                    3,800         174,838
   Packeteer, Inc.*                                                       15,500         186,775
                                                                                   -------------
                                                                                         591,153
                                                                                   -------------
E-SERVICES/CONSULTING -- 0.9%
   Digital Insight Corp.*                                                  4,800          95,520
   Websense, Inc.*                                                        12,000         255,240
                                                                                   -------------
                                                                                         350,760
                                                                                   -------------
FEMININE HEALTH CARE PRODUCTS -- 0.4%
   Columbia Laboratories, Inc.*                                           13,400         161,872
                                                                                   -------------
FINANCE-AUTO LOANS -- 0.5%
   Westcorp                                                                6,100         213,195
                                                                                   -------------
FINANCE-INVESTMENT BANKERS/BROKERS -- 1.6%
   Jefferies Group, Inc.                                                   7,200         207,000
   Knight Trading Group, Inc.*                                            21,900         250,755
   Raymond James Financial, Inc.                                           5,300         192,655
                                                                                   -------------
                                                                                         650,410
                                                                                   -------------
FOOD-WHOLESALE/DISTRIBUTION -- 0.5%
   United Natural Foods, Inc.*                                             6,000         199,140
                                                                                   -------------
GARDEN PRODUCTS -- 0.3%
   Toro Co.                                                                2,400         108,000
                                                                                   -------------
HAZARDOUS WASTE DISPOSAL -- 0.5%
   Stericycle, Inc.*                                                       3,900         183,963
                                                                                   -------------
HEART MONITORS -- 0.5%
   Cardiac Science, Inc.*                                                 52,900         220,064
                                                                                   -------------
HUMAN RESOURCES -- 0.4%
   Exult, Inc.*                                                           19,100         153,564
                                                                                   -------------
INDUSTRIAL AUDIO & VIDEO PRODUCTS -- 0.6%
   Sonic Solutions, Inc.*                                                 16,200         225,666
                                                                                   -------------
INDUSTRIAL AUTOMATION/ROBOTICS -- 0.4%
   Cognex Corp.                                                            6,800         178,772
                                                                                   -------------
INSTRUMENTS-SCIENTIFIC -- 1.0%
   Dionex Corp.*                                                           5,600         220,416
   FEI Co.*                                                                8,500         198,390
                                                                                   -------------
                                                                                         418,806
                                                                                   -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                        NUMBER
                                                                       OF SHARES       VALUE
------------------------------------------------------------------------------------------------
COMMON STOCK (continued)

INTERNET APPLICATIONS SOFTWARE -- 1.4%
   At Road, Inc.*                                                         17,400   $     234,030
   Realnetworks, Inc.*                                                    22,700         148,685
   Tumbleweed Communications Corp.*                                       30,700         170,416
                                                                                   -------------
                                                                                         553,131
                                                                                   -------------
INTERNET CONNECTIVITY SERVICES -- 0.9%
   Covad Communications Group, Inc.*                                      63,700         352,261
                                                                                   -------------
INTERNET CONTENT-ENTERTAINMENT -- 0.2%
   NetFlix, Inc.*                                                          2,400          80,664
                                                                                   -------------
INTERNET CONTENT-INFO/NEWS -- 1.0%
   Ask Jeeves, Inc.*                                                      13,200         229,680
   CNET Networks, Inc.*                                                   26,320         186,346
                                                                                   -------------
                                                                                         416,026
                                                                                   -------------
INTERNET INFRASTRUCTURE SOFTWARE -- 1.1%
   Openwave Systems, Inc.*                                                56,600         238,852
   SupportSoft, Inc.*                                                     19,561         218,888
                                                                                   -------------
                                                                                         457,740
                                                                                   -------------
INTERNET SECURITY -- 1.0%
   RSA Security, Inc.*                                                    14,400         205,632
   Secure Computing Corp.*                                                16,600         193,888
                                                                                   -------------
                                                                                         399,520
                                                                                   -------------
INTERNET TELEPHONE -- 0.6%
   J2 Global Communications, Inc.*                                         6,900         261,027
                                                                                   -------------
INVESTMENT MANAGEMENT/ADVISOR SERVICES -- 0.4%
   Affiliated Managers Group, Inc.*                                        2,700         169,560
                                                                                   -------------
LASERS-SYSTEMS/COMPONENTS -- 0.5%
   Electronics for Imaging, Inc.*                                          9,500         221,540
                                                                                   -------------
LEISURE & RECREATIONAL PRODUCTS -- 1.1%
   K2, Inc.*                                                              15,300         227,205
   WMS Industries, Inc.*                                                   9,500         215,270
                                                                                   -------------
                                                                                         442,475
                                                                                   -------------
MACHINERY-PUMPS -- 0.7%
   Graco, Inc.                                                             7,300         274,115
                                                                                   -------------
MEDICAL INFORMATION SYSTEMS -- 0.5%
   IDX Systems Corp.*                                                      8,100         187,272
                                                                                   -------------
MEDICAL INSTRUMENTS -- 1.7%
   Advanced Neuromodulation Systems, Inc.*                                 4,750         189,525
   Conceptus, Inc.*                                                        9,700         127,070
   Kyphon, Inc.*                                                           8,600   $     167,700
   Thoratec Corp.*                                                        11,600         197,084
                                                                                   -------------
                                                                                         681,379
                                                                                   -------------
MEDICAL LASER SYSTEMS -- 0.7%
   Biolase Technology, Inc.*                                              13,900         158,599
   VISX, Inc.*                                                             7,700         146,685
                                                                                   -------------
                                                                                         305,284
                                                                                   -------------
MEDICAL PRODUCTS -- 1.8%
   Cyberonics, Inc.*                                                       3,400         104,924
   Inamed Corp.*                                                           3,800         279,110
   Synovis Life Technologies, Inc.*                                        6,800         166,260
   Wright Medical Group, Inc.*                                             7,800         197,184
                                                                                   -------------
                                                                                         747,478
                                                                                   -------------
MEDICAL-BIOMEDICAL/GENETICS -- 3.3%
   Ciphergen Biosystems, Inc.*                                             9,800         121,030
   Digene Corp.*                                                           5,900         241,074
   Integra LifeSciences Holdings*                                          4,500         127,305
   Interpore International, Inc.*                                         11,200         172,032
   Invitrogen Corp.*                                                       3,400         197,166
   Martek Biosciences Corp.*                                               3,500         184,345
   Regeneration Technologies, Inc.*                                       13,000         117,650
   Telik, Inc.*                                                            9,600         192,480
                                                                                   -------------
                                                                                       1,353,082
                                                                                   -------------
MEDICAL-DRUGS -- 3.5%
   Adolor Corp.*                                                          13,800         253,230
   Bradley Pharmaceuticals, Inc.*                                          7,900         215,275
   Endo Pharmaceuticals Holdings, Inc.*                                    9,600         196,320
   K-V Pharmaceutical Co. Cl. A*                                           9,600         216,000
   Ligand Pharmaceuticals Cl. B*                                          11,600         149,524
   Sepracor, Inc.*                                                         7,100         195,534
   Vaxgen, Inc.*                                                          18,200         218,400
                                                                                   -------------
                                                                                       1,444,283
                                                                                   -------------
MEDICAL-GENERIC DRUGS -- 1.3%
   Eon Labs, Inc.*                                                         4,400         168,740
   Impax Laboratories, Inc.*                                              13,600         170,136
   Pharmaceutical Resoures, Inc.*                                          2,600         177,372
                                                                                   -------------
                                                                                         516,248
                                                                                   -------------
MEDICAL-HMO -- 0.1%
   Molina Healthcare, Inc.*                                                1,900          52,725
                                                                                   -------------
MEDICAL-HOSPITALS -- 0.6%
   Vca Antech, Inc.*                                                      10,800         254,340
                                                                                   -------------
MEDICAL-NURSING HOMES -- 0.6%
   Kindred Healthcare, Inc.*                                               6,800         254,660
                                                                                   -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                        NUMBER
                                                                       OF SHARES       VALUE
------------------------------------------------------------------------------------------------
COMMON STOCK (continued)

MEDICAL-OUTPATIENT/HOME MEDICAL CARE -- 0.9%
   Select Medical Corp.*                                                   6,300   $     181,440
   Vistacare, Inc. Cl. A*                                                  5,700         178,410
                                                                                   -------------
                                                                                         359,850
                                                                                   -------------
NETWORKING PRODUCTS -- 1.6%
   Enterasys Networks, Inc.*                                              39,600         158,400
   Foundry Networks, Inc.*                                                 9,000         193,590
   Ixia*                                                                  14,900         161,203
   SafeNet, Inc.*                                                          3,900         140,907
                                                                                   -------------
                                                                                         654,100
                                                                                   -------------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.4%
   Evergreen Resources, Inc.*                                              2,800          75,600
   Ultra Petroleum Corp.*                                                  5,300          73,935
                                                                                   -------------
                                                                                         149,535
                                                                                   -------------
PAPER & RELATED PRODUCTS -- 0.6%
   Louisiana Pacific Corp.*                                               19,000         261,820
                                                                                   -------------
PIPELINES -- 0.4%
   Western Gas Resources, Inc.                                             3,900         148,200
                                                                                   -------------
POWER CONVERSION/SUPPLY EQUIPMENT -- 0.6%
   Power-One, Inc.*                                                       23,800         244,902
                                                                                   -------------
RADIO -- 0.3%
   XM Satellite Radio Holdings, Inc.*                                      8,429         130,902
                                                                                   -------------
RESPIRATORY PRODUCTS -- 0.8%
   ResMed, Inc.*                                                           4,000         175,920
   Respironics, Inc.*                                                      4,100         171,298
                                                                                   -------------
                                                                                         347,218
                                                                                   -------------
RETAIL-APPAREL/SHOE -- 1.4%
   Aeropostale, Inc.*                                                      7,600         205,580
   Ann Taylor Stores Corp.*                                                1,500          48,210
   Cache, Inc.*                                                            4,500          91,800
   Christopher & Banks Corp.                                                   1              24
   Hot Topic, Inc.*                                                        2,700          60,858
   Pacific Sunwear of California, Inc.*                                    7,725         159,598
                                                                                   -------------
                                                                                         566,070
                                                                                   -------------
RETAIL-AUTO PARTS -- 0.5%
   TBC Corp.*                                                              7,800         195,390
                                                                                   -------------
RETAIL-DISCOUNT -- 0.8%
   Fred's, Inc. Cl. A                                                      4,950         163,152
   Tuesday Morning Corp.*                                                  6,100         169,763
                                                                                   -------------
                                                                                         332,915
                                                                                   -------------
RETAIL-DRUG STORE -- 0.5%
   Longs Drug Stores, Inc.                                                 9,900         199,287
                                                                                   -------------
RETAIL-GARDENING PRODUCTS -- 0.3%
   Tractor Supply Co.*                                                     3,600   $     118,116
                                                                                   -------------
RETAIL-JEWELRY -- 0.4%
   Zale Corp.*                                                             4,000         177,640
                                                                                   -------------
RETAIL-MUSIC STORE -- 0.4%
   Guitar Center, Inc.*                                                    4,700         151,152
                                                                                   -------------
RETAIL-PET FOOD & SUPPLIES -- 0.5%
   Petco Animal Supplies, Inc.*                                            6,500         202,800
                                                                                   -------------
RETAIL-RESTAURANTS -- 1.0%
   Applebee's International, Inc.                                          7,350         231,378
   RARE Hospitality International, Inc.*                                   7,200         179,352
                                                                                   -------------
                                                                                         410,730
                                                                                   -------------
RETAIL-SPORTING GOODS -- 0.4%
   Dick's Sporting Goods, Inc.*                                            4,500         168,030
                                                                                   -------------
SCHOOLS -- 1.0%
   ITT Educational Services, Inc.*                                         2,700         129,384
   Strayer Education, Inc.                                                   600          58,026
   Sylvan Learning Systems, Inc.*                                          7,700         210,056
                                                                                   -------------
                                                                                         397,466
                                                                                   -------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 2.5%
   Cypress Semiconductor Corp.*                                           12,600         222,768
   Integrated Device Technology, Inc.*                                    14,300         177,606
   O2Micro International, Ltd.*                                           12,200         176,290
   Power Integrations, Inc.*                                               5,200         172,848
   Sigmatel, Inc.*                                                         1,900          39,159
   Vitesse Semiconductor Corp.*                                           37,700         241,280
                                                                                   -------------
                                                                                       1,029,951
                                                                                   -------------
SEMICONDUCTOR EQUIPMENT -- 3.7%
   ASE Test, Ltd.*                                                        11,100          96,459
   ASM International N.V.*                                                14,400         212,400
   Asyst Technologies, Inc.*                                               8,000         112,560
   Axcelis Technologies, Inc.*                                            13,400         110,684
   Brooks Automation, Inc.*                                                9,000         188,100
   Credence Systems Corp.*                                                20,500         235,750
   Kulicke & Soffa Industries, Inc.*                                      13,000         140,920
   MKS Instruments, Inc.*                                                  2,000          43,320
   Photronics, Inc.*                                                      10,600         225,356
   Rudolph Technologies, Inc.*                                             7,200         139,032
                                                                                   -------------
                                                                                       1,504,581
                                                                                   -------------
STEEL-PRODUCERS -- 0.6%
   Schnitzer Steel Industries, Inc.                                        7,800         234,234
                                                                                   -------------
TELECOMMUNICATIONS EQUIPMENT -- 2.1%
   Ditech Communications Corp.*                                           21,238         186,470
   Plantronics, Inc.*                                                      5,500         131,285
   Sonus Networks, Inc.*                                                  26,200         181,566

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                        NUMBER
                                                                       OF SHARES       VALUE
------------------------------------------------------------------------------------------------
COMMON STOCK (continued)

TELECOMMUNICATIONS EQUIPMENT (CONTINUED)
   Tekelec*                                                               12,800   $     199,808
   Terayon Communication Systems, Inc.*                                   28,200         162,150
                                                                                   -------------
                                                                                         861,279
                                                                                   -------------
TELECOMMUNICATIONS EQUIPMENT FIBER OPTICS -- 1.1%
   Avanex Corp.*                                                          50,900         246,865
   Harmonic, Inc.*                                                        33,500         210,045
                                                                                   -------------
                                                                                         456,910
                                                                                   -------------
TELECOMMUNICATIONS SERVICES -- 2.3%
   Aspect Communications Corp.*                                           25,700         214,081
   Intrado, Inc.*                                                         10,100         230,078
   Ptek Holdings, Inc.*                                                   23,800         193,970
   Time Warner Telecom, Inc. Cl. A*                                       31,500         291,690
                                                                                   -------------
                                                                                         929,819
                                                                                   -------------
TELEPHONE-INTEGRATED -- 0.8%
   Primus Telecommunications Group*                                       24,400         164,700
   Talk America Holdings, Inc.*                                           14,400         164,304
                                                                                   -------------
                                                                                         329,004
                                                                                   -------------
THERAPEUTICS -- 4.8%
   Atherogenics, Inc.*                                                    12,000         200,880
   Connetics Corp.*                                                        8,100         146,286
   Esperion Therapeutics, Inc.*                                            9,500         184,110
   Genta, Inc.*                                                           13,400         169,778
   Hollis-Eden Pharmaceuticals, Inc.*                                      7,500         182,700
   Ilex Oncology, Inc.*                                                    7,900         131,219
   MGI Pharma, Inc.*                                                       6,300         247,338
   Neurocrine Biosciences, Inc.*                                           2,400         118,848
   NPS Pharmaceuticals, Inc.*                                              6,900         192,165
   Onyx Pharmaceuticals, Inc.*                                             9,700         209,035
   Tanox, Inc.*                                                           10,300         206,103
                                                                                   -------------
                                                                                       1,988,462
                                                                                   -------------
TOYS -- 0.3%
   Leapfrog Enterprises, Inc.*                                             3,700         140,600
                                                                                   -------------
TRANSACTIONAL SOFTWARE -- 0.6%
   Transaction Systems Architects, Inc. Cl. A*                            13,800         229,218
                                                                                   -------------
TRANSPORT-SERVICES -- 0.4%
   Pacer International, Inc.*                                              8,100         161,433
                                                                                   -------------
TRANSPORT-TRUCK -- 1.2%
   Heartland Express, Inc.                                                 8,000         192,160
   Knight Transportation, Inc.*                                            2,600          65,182
   Werner Enterprises, Inc.                                               10,300         235,973
                                                                                   -------------
                                                                                         493,315
                                                                                   -------------
TRAVEL SERVICES -- 0.4%
   Pegasus Solutions, Inc.*                                               12,900   $     178,407
                                                                                   -------------
VITAMINS & NUTRITION PRODUCTS -- 0.4%
   NBTY, Inc.*                                                             7,800         182,130
                                                                                   -------------
WEB HOSTING/DESIGN -- 1.1%
   eCollege.Com, Inc.*                                                    11,200         225,568
   Macromedia, Inc.*                                                       9,600         237,504
                                                                                   -------------
                                                                                         463,072
                                                                                   -------------
WEB PORTALS/ISP -- 0.7%
   EarthLink, Inc.*                                                       22,300         183,529
   FindWhat.Com*                                                           5,900         101,952
                                                                                   -------------
                                                                                         285,481
                                                                                   -------------
WIRELESS EQUIPMENT -- 1.8%
   American Tower Systems Cl. A*                                          20,400         207,060
   InterDigital Communications Corp.*                                      6,500          97,500
   Powerwave Technologies, Inc.*                                          12,700          84,074
   REMEC, Inc.*                                                           17,700         180,540
   SpectraLink Corp.*                                                      9,200         171,856
                                                                                   -------------
                                                                                         741,030
                                                                                   -------------
TOTAL COMMON STOCK
   (Cost: $34,243,365)                                                                40,585,487
                                                                                   -------------

                                                                     PRINCIPAL
                                                                       AMOUNT
------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 12.8%

MONEY MARKET FUNDS -- 11.8%
   Federated Prime Cash Obligated Fund**                            $  4,860,488       4,860,488
                                                                                   -------------
TIME DEPOSIT -- 1.0%
   Brown Brothers Harriman & Co.
    0.550%, 10/01/03                                                     403,126         403,126
                                                                                   -------------
TOTAL SHORT TERM INVESTMENTS
   (Cost: $5,263,614)                                                                  5,263,614
                                                                                   -------------
TOTAL INVESTMENTS -- 111.6%
   (Cost: $39,506,979)                                                                45,849,101
LIABILITIES IN EXCESS OF OTHER
   ASSETS -- (11.6%)                                                                  (4,760,193)
                                                                                   -------------
NET ASSETS -- 100.0%                                                               $  41,088,908
                                                                                   =============

----------
*   Non-income producing securities.
** All of the security is purchased with cash collateral proceeds from securities loans.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

LARGE CAP VALUE FUND

   MANAGEMENT TEAM: STEPHEN SEXAUER, Lead Portfolio Manager; MARK W. STUCKELMAN, Portfolio Manager; NELSON SHING, Investment Analyst; AERUS TRAN, Investment Analyst; MARK P. ROEMER, Product Specialist

   CHIEF INVESTMENT OFFICER: HORACIO A. VALEIRAS, CFA

   GOAL: The Large Cap Value Fund seeks long-term capital appreciation through investments in a diversified portfolio comprised predominantly of US companies with larger market capitalizations that, in the opinion of the Investment Adviser, are undervalued relative to other market measures.

   MARKET OVERVIEW: During the six months ended September 30, 2003, key US equity indices registered double-digit gains. Factors contributing to renewed investor interest for stocks included signs of improvement in the economy, a pickup in corporate profits, and the continued low interest-rate environment.

   Concerns over the health of the US economic recovery remained, however. These included the persistently high unemployment rate and a ballooning federal budget deficit. Given these concerns, the Federal Reserve lowered short-term interest rates in June, its 13th such move since early 2002. This brought short-term rates to 1%, a 45-year low.

   This period's stock market rally was broadly based, with nearly all sectors and capitalization segments posting gains. Technology and other cyclical stocks led the market on the expectations of improving capital expenditures. Among US equities, small-cap stocks outperformed large caps by a significant margin. Large-cap value names modestly outperformed large-cap growth issues.

   PERFORMANCE: During the six months ended September 30, 2003, the Fund rose 17.68% compared to gains of 19.70% for the Russell 1000 Value Index and 18.45% for the S&P 500 Index.

   PORTFOLIO SPECIFICS: The Fund produced a strong return this period and, on a relative basis, slightly trailed its benchmark. Positions in a handful of very large-cap, high-quality names negatively impacted relative performance because smaller-cap, lower-quality stocks within the Russell 1000 Value Index led the index's advance. Investors grew less risk-averse this period. As a result, they demonstrated an appetite for stocks whose market capitalizations had fallen significantly from their March 2000 peaks. They also preferred securities of companies facing financial challenges and balance sheet issues.

   On the positive side, stock selection in the consumer services and consumer non-durables sectors boosted the Fund's relative performance. Top-performing holdings included Federated Department Stores and McDonald's Corporation. Semiconductor manufacturer Intel was another strong performer. Shares of Intel climbed higher on the prospect of rising corporate IT spending and increased global manufacturing capacity utilization.

   As of September 30, 2003, the Fund remained well diversified. Based on our bottom-up stock selection decisions, our biggest overweight versus the index was in the general industrial sector. Our largest underweight was in the consumer non-durables sector.

   MARKET OUTLOOK: Looking ahead, several factors bode well for continued stock market strength. Corporate earnings reports have generally been good, and estimates are rising for the remainder of this year and next. Economic data have been somewhat mixed, but overall the economy appears to be improving. On a cautionary note, the stock market's sharp advance has made valuations less compelling than they were earlier in the year.

   Whatever direction the market takes, our focus on valuation, financial strength, and positive change should enable us to deliver consistent performance in the Fund relative to the benchmark.

LARGE CAP VALUE FUND -- UNAUDITED

COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN LARGE CAP VALUE FUND RETIREMENT SHARES WITH THE RUSSELL 1000 VALUE INDEX.

[CHART]

                            ANNUALIZED TOTAL RETURNS
                                  As of 9/30/03

                                                                 SINCE
             1 YEAR                  5 YEARS                   INCEPTION
             25.63%                   4.42%                      11.39%

                 LARGE CAP VALUE FUND
                 RETIREMENT SHARES       RUSSELL 1000 VALUE INDEX
 4/30/96                   $  250,000                  $  250,000
 5/31/96                   $  256,600                  $  253,125
 6/30/96                   $  263,800                  $  253,328
 7/31/96                   $  257,600                  $  243,752
 8/31/96                   $  264,800                  $  250,723
 9/30/96                   $  278,800                  $  260,702
10/31/96                   $  288,600                  $  270,791
11/30/96                   $  311,581                  $  290,423
12/31/96                   $  310,622                  $  286,706
 1/31/97                   $  327,247                  $  300,611
 2/28/97                   $  331,246                  $  305,030
 3/31/97                   $  316,936                  $  294,049
 4/30/97                   $  333,350                  $  306,399
 5/31/97                   $  358,183                  $  323,527
 6/30/97                   $  369,758                  $  337,406
 7/31/97                   $  412,900                  $  362,779
 8/31/97                   $  403,430                  $  349,864
 9/30/97                   $  428,684                  $  370,996
10/31/97                   $  412,269                  $  360,645
11/30/97                   $  425,854                  $  376,586
12/31/97                   $  436,586                  $  387,582
 1/31/98                   $  434,531                  $  382,078
 2/28/98                   $  469,924                  $  407,792
 3/31/98                   $  500,065                  $  432,749
 4/30/98                   $  502,805                  $  435,648
 5/31/98                   $  500,750                  $  429,201
 6/30/98                   $  511,938                  $  434,695
 7/31/98                   $  501,864                  $  427,000
 8/31/98                   $  424,288                  $  363,463
 9/30/98                   $  448,323                  $  384,326
10/31/98                   $  479,972                  $  414,111
11/30/98                   $  502,997                  $  433,408
12/31/98                   $  524,487                  $  448,144
 1/31/99                   $  530,983                  $  451,729
 2/28/99                   $  512,743                  $  445,360
 3/31/99                   $  522,238                  $  454,579
 4/30/99                   $  563,217                  $  497,037
 5/31/99                   $  554,721                  $  491,569
 6/30/99                   $  570,214                  $  505,825
 7/31/99                   $  558,719                  $  491,004
 8/31/99                   $  538,729                  $  472,788
 9/30/99                   $  516,741                  $  456,240
10/31/99                   $  546,226                  $  482,520
11/30/99                   $  530,983                  $  478,756
12/31/99                   $  570,488                  $  481,054
 1/31/2000                 $  534,848                  $  465,372
 2/29/2000                 $  491,679                  $  430,795
 3/31/2000                 $  545,641                  $  483,352
 4/30/2000                 $  545,641                  $  477,745
 5/31/2000                 $  544,637                  $  482,761
 6/30/2000                 $  520,291                  $  460,699
 7/31/2000                 $  538,362                  $  466,458
 8/31/2000                 $  568,229                  $  492,393
 9/30/2000                 $  576,512                  $  496,923
10/31/2000                 $  605,626                  $  509,147
11/30/2000                 $  581,409                  $  490,258
12/31/2000                 $  613,498                  $  514,819
 1/31/2001                 $  622,847                  $  516,827
 2/28/2001                 $  609,456                  $  502,459
 3/31/2001                 $  591,010                  $  484,723
 4/30/2001                 $  624,616                  $  508,474
 5/31/2001                 $  644,830                  $  519,915
 6/30/2001                 $  634,471                  $  508,373
 7/31/2001                 $  634,471                  $  507,305
 8/31/2001                 $  604,149                  $  486,962
 9/30/2001                 $  556,141                  $  452,680
10/31/2001                 $  553,361                  $  448,787
11/30/2001                 $  593,537                  $  474,861
12/31/2001                 $  605,624                  $  486,068
 1/31/2002                 $  593,023                  $  482,325
 2/28/2002                 $  597,394                  $  483,097
 3/31/2002                 $  627,226                  $  505,948
 4/30/2002                 $  602,538                  $  488,594
 5/31/2002                 $  609,224                  $  491,037
 6/30/2002                 $  563,963                  $  462,851
 7/31/2002                 $  508,672                  $  419,806
 8/31/2002                 $  506,101                  $  422,954
 9/30/2002                 $  443,095                  $  375,922
10/31/2002                 $  485,270                  $  403,778
11/30/2002                 $  516,011                  $  429,216
12/31/2002                 $  494,131                  $  410,588
 1/31/2003                 $  486,577                  $  400,652
 2/28/2003                 $  473,813                  $  389,954
 3/31/2003                 $  473,032                  $  390,617
 4/30/2003                 $  510,801                  $  424,991
 5/31/2003                 $  543,101                  $  452,446
 6/30/2003                 $  549,092                  $  458,101
 7/31/2003                 $  557,167                  $  464,927
 8/31/2003                 $  560,293                  $  472,180
 9/30/2003                 $  556,646                  $  467,553

The graph above shows the value of a hypothetical $250,000 investment in the Fund compared with the Russell 1000 Value Index for the periods indicated. The Fund's Class R shares were first available on May 21, 1999. Performance prior to the introduction of Class R shares reflects the historical performance of the Fund's Class I Shares. Class I and R shares have no sales charge or distribution fee, but have a shareholder service fee of up to .25% of their average daily net assets. Historical performance returns of the Class I shares do not reflect the shareholder servicing fee which would have made returns slightly lower. The Fund calculates its performance based upon the historical performance of its corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds). Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The unmanaged index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2003 -- UNAUDITED

LARGE CAP VALUE FUND

                                                                        NUMBER
                                                                       OF SHARES       VALUE
------------------------------------------------------------------------------------------------
COMMON STOCK -- 96.7%

AEROSPACE/DEFENSE -- 0.9%
   Raytheon Co.                                                            6,700   $     187,600
                                                                                   -------------
APPLICATIONS SOFTWARE -- 2.1%
   Microsoft Corp.                                                        15,300         425,187
                                                                                   -------------
BEVERAGES-NON-ALCOHOLIC -- 1.5%
   PepsiCo, Inc.                                                           6,500         297,895
                                                                                   -------------
BROADCAST SERVICES/PROGRAMMING -- 1.1%
   AOL Time Warner, Inc.*                                                 15,500         234,205
                                                                                   -------------
CABLE TV -- 0.9%
   Comcast Corp.-- Cl. A*                                                  5,900         182,192
                                                                                   -------------
COMMERCIAL BANKS-EASTERN US -- 1.0%
   North Fork Bancorporation                                               5,700         198,075
                                                                                   -------------
COMPUTER SERVICES -- 1.1%
   Computer Sciences Corp.*                                                6,000         225,420
                                                                                   -------------
COMPUTERS -- 2.9%
   Hewlett-Packard Co.                                                     9,500         183,920
   International Business Machines Corp.                                   4,600         406,318
                                                                                   -------------
                                                                                         590,238
                                                                                   -------------
CONSUMER PRODUCTS-MISCELLANEOUS -- 1.3%
   Fortune Brands, Inc.                                                    4,800         272,400
                                                                                   -------------
COSMETICS & TOILETRIES -- 2.9%
   Kimberly-Clark Corp.                                                    4,800         246,336
   Procter & Gamble Co.                                                    3,700         343,434
                                                                                   -------------
                                                                                         589,770
                                                                                   -------------
DISTRIBUTION/WHOLESALE -- 1.0%
   WW Grainger, Inc.                                                       4,200         199,710
                                                                                   -------------
DIVERSIFIED MANUFACTURING OPERATIONS -- 7.3%
   3M Co.                                                                  6,200         428,234
   Honeywell International, Inc.                                          13,700         360,995
   ITT Industries, Inc.                                                    3,100         185,504
   Textron, Inc.                                                           6,200         244,590
   Tyco International, Ltd.                                               13,500         275,805
                                                                                   -------------
                                                                                       1,495,128
                                                                                   -------------
ELECTRIC-INTEGRATED -- 4.5%
   Dominion Resources, Inc.                                                3,900         241,410
   FPL Group, Inc.                                                         3,200         202,240
   Public Services Enterprise Group                                        6,500         273,000
   TXU Corp.                                                               8,900         209,684
                                                                                   -------------
                                                                                         926,334
                                                                                   -------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 1.0%
   PPL Corp.                                                               5,000         204,750
                                                                                   -------------
FIDUCIARY BANKS -- 1.0%
   Bank of New York Co., Inc.                                              7,300   $     212,503
                                                                                   -------------
FINANCE-CREDIT CARD -- 1.5%
   American Express Co.                                                    7,000         315,420
                                                                                   -------------
FINANCE-INVESTMENT BANKERS/BROKERS -- 10.6%
   Citigroup, Inc.                                                        20,800         946,608
   Goldman Sachs Group, Inc.                                               1,300         109,070
   J.P. Morgan Chase & Co.                                                15,200         521,816
   Morgan Stanley Dean Witter & Co.                                       11,500         580,290
                                                                                   -------------
                                                                                       2,157,784
                                                                                   -------------
FINANCIAL GUARANTEE INSURANCE -- 0.9%
   Ambac Financial Group, Inc.                                             3,000         192,000
                                                                                   -------------
INDUSTRIAL GASES -- 1.2%
   Praxair, Inc.                                                           4,100         253,995
                                                                                   -------------
LIFE/HEALTH INSURANCE -- 2.3%
   Jefferson-Pilot Corp.                                                   5,800         257,404
   John Hancock Financial Services, Inc.                                   6,500         219,700
                                                                                   -------------
                                                                                         477,104
                                                                                   -------------
MEDICAL-DRUGS -- 2.3%
   Abbott Laboratories                                                     5,900         251,045
   Wyeth                                                                   4,900         225,890
                                                                                   -------------
                                                                                         476,935
                                                                                   -------------
MEDICAL-HMO -- 1.2%
   Wellpoint Health Networks, Inc.*                                        3,200         246,656
                                                                                   -------------
MONEY CENTER BANKS -- 3.2%
   Bank of America Corp.                                                   8,400         655,536
                                                                                   -------------
MULTI-LINE INSURANCE -- 5.8%
   Allstate Corp.                                                          9,500         347,035
   American International Group, Inc.                                     10,600         611,620
   Cincinnati Financial Corp.                                              5,800         231,768
                                                                                   -------------
                                                                                       1,190,423
                                                                                   -------------
MULTIMEDIA -- 3.3%
   Viacom, Inc.-- Cl. B                                                   10,600         405,980
   Walt Disney Co.                                                        13,000         262,210
                                                                                   -------------
                                                                                         668,190
                                                                                   -------------
NETWORKING PRODUCTS -- 0.6%
   Lucent Technologies, Inc.*                                             57,700         124,632
                                                                                   -------------
OFFICE AUTOMATION & EQUIPMENT -- 1.1%
   Pitney Bowes, Inc.                                                      5,800         222,256
                                                                                   -------------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 2.6%
   Apache Corp.                                                            4,975         344,966
   Kerr-McGee Corp.                                                        4,100         183,024
                                                                                   -------------
                                                                                         527,990
                                                                                   -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                        NUMBER
                                                                       OF SHARES       VALUE
------------------------------------------------------------------------------------------------
COMMON STOCK (continued)

OIL COMPANIES-INTEGRATED -- 7.2%
   ChevronTexaco Corp.                                                     4,000   $     285,800
   ConocoPhillips                                                          7,910         433,073
   Exxon Mobil Corp.                                                      20,700         757,620
                                                                                   -------------
                                                                                       1,476,493
                                                                                   -------------
OIL-FIELD SERVICES -- 0.6%
   Weatherford International, Ltd.*                                        3,200         120,896
                                                                                   -------------
PAPER & RELATED PRODUCTS -- 0.8%
   International Paper Co.                                                 4,100         159,982
                                                                                   -------------
PROPERTY/CASUALTY INSURANCE -- 0.9%
   Travelers Property Casualty Corp. -- Cl. A                             11,857         188,289
                                                                                   -------------
PUBLISHING-NEWSPAPERS -- 1.1%
   Dow Jones & Co., Inc.                                                   4,600         217,810
                                                                                   -------------
RETAIL-DISCOUNT -- 1.3%
   TJX Cos., Inc.                                                         13,300         258,286
                                                                                   -------------
RETAIL-REGIONAL DEPARTMENT STORES -- 1.7%
   Federated Department Stores, Inc.                                       8,100         339,390
                                                                                   -------------
RETAIL-RESTAURANTS -- 1.4%
   McDonald's Corp.                                                       12,300         289,542
                                                                                   -------------
SAVINGS & LOANS/THRIFTS-WESTERN US -- 1.2%
   Washington Mutual, Inc.                                                 6,100         240,157
                                                                                   -------------
SUPER-REGIONAL BANKS-US -- 6.3%
   FleetBoston Financial Corp.                                            16,200         488,430
   KeyCorp                                                                 4,300         109,951
   Wachovia Corp.                                                          7,100         292,449
   Wells Fargo & Co.                                                       7,800         401,700
                                                                                   -------------
                                                                                       1,292,530
                                                                                   -------------
TELECOMMUNICATIONS EQUIPMENT -- 1.0%
   Nokia Corp. -- ADR                                                     13,200   $     205,920
                                                                                   -------------
TELEPHONE-INTEGRATED -- 4.8%
   AT&T Corp.                                                              5,700         122,835
   BellSouth Corp.                                                         8,300         196,544
   SBC Communications, Inc.                                               14,500         322,625
   Verizon Communications, Inc.                                           10,600         343,864
                                                                                   -------------
                                                                                         985,868
                                                                                   -------------
TOBACCO -- 0.7%
   Altria Group, Inc.                                                      3,400         148,920
                                                                                   -------------
WIRELESS EQUIPMENT -- 0.6%
   Motorola, Inc.                                                          9,500         113,715
                                                                                   -------------
TOTAL COMMON STOCK
   (Cost: $17,538,998)                                                                19,788,126
                                                                                   -------------

                                                                     PRINCIPAL
                                                                       AMOUNT
------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 2.7%

TIME DEPOSIT -- 2.7%
   Brown Brothers Harriman & Co.
    0.550%, 10/01/03
    (Cost: $546,350)                                                $    546,350         546,350
                                                                                   -------------
TOTAL INVESTMENTS -- 99.4%
   (Cost: $18,085,348)                                                                20,334,476
OTHER ASSETS IN EXCESS OF
   LIABILITIES -- 0.6%                                                                   124,682
                                                                                   -------------
NET ASSETS -- 100.0%                                                               $  20,459,158
                                                                                   =============

----------
*   Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

U.S. LARGE CAP SELECT GROWTH FUND

   MANAGEMENT TEAM: STEPHEN ROSS, Lead Portfolio Manager; MICHAEL W. BARRACLOUGH, Portfolio Manager; THOMAS J. SMITH, CFA, Portfolio Manager; CHRISTIANE BOYD, Investment Analyst; CARRIE L. BOYKO, Investment Analyst; JOSHUA
M. MOSS, Investment Analyst

   CHIEF INVESTMENT OFFICER: HORACIO A. VALEIRAS, CFA

   GOAL: The U.S. Large Cap Select Growth Fund seeks to maximize long-term capital appreciation by investing primarily in stocks from a universe of large US companies with market capitalizations similar to the upper 90% of the Russell 1000 Growth Index at time of purchase.

   MARKET OVERVIEW: During the six months ended September 30, 2003, US equity prices climbed substantially higher. The following themes contributed to the market's gains:

   - Clear improvement in company fundamentals and continued stabilization in the economy

   - Stimulative monetary and fiscal policy, as the Federal Reserve lowered short-term rates in June and Congress passed the nation's third-largest tax-cut package in history

   - Positive money flows into the US equity market

   Stocks across the full range of sectors, styles, and market capitalizations registered gains. On a relative basis, large-cap stocks trailed their small- and mid-cap counterparts. Investors typically favor smaller companies when economic expectations improve, and this period was no exception. Nonetheless, company managements of several market leaders, including technology bellwethers Intel and Cisco Systems, stated their businesses were improving. These were the first significantly upbeat comments from major companies such as these in several years.

   PERFORMANCE: During the six months ended September 30, 2003, the Fund rose 13.24% versus the Russell 1000 Growth Index, up 18.79%.

   PORTFOLIO SPECIFICS: The Fund posted a solid gain this period. However, results versus the benchmark lagged. Underperformance was concentrated in the second quarter and was mainly due to:

   - Not owning several large components of the benchmark, such as Altria Group (formerly Philip Morris Companies) and Home Depot, which did not meet our investment criteria and rebounded from depressed levels.

   - Exposure to large-cap pharmaceutical firms. These stocks sold off due to concerns about potential cuts to Medicaid drug spending.

   - Owning shares of Zimmer Holdings, which makes orthopedic reconstructive implants. While the company is fundamentally strong, investors reacted unfavorably to news of an acquisition whose cost was uncertain.

   On the plus side, several technology holdings boosted relative returns. For example, PC manufacturer Dell and Applied Materials, a maker of semiconductor capital equipment, were two of the Fund's best-performing positions.

   MARKET OUTLOOK: We are noticing positive trends in corporate earnings for the first time in many months. GDP continues to improve, the housing market remains strong, and the Fed has indicated it will keep rates low for some time. While stock prices have appreciated sharply, if corporate earnings continue to rise as well, the market should remain on its upward path.

   We believe the current environment is conducive to the type of bottom-up stock selection we do at Nicholas-Applegate. As such, we are optimistic in our outlook for the Fund.

U.S. LARGE CAP SELECT GROWTH FUND -- UNAUDITED

COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN U.S. LARGE CAP SELECT GROWTH FUND RETIREMENT SHARES WITH THE RUSSELL 1000 GROWTH INDEX.

[CHART]

                            ANNUALIZED TOTAL RETURNS
                                  As of 9/30/03

                                                                 SINCE
             1 YEAR                  5 YEARS                   INCEPTION
             12.89%                  - 1.88%                     6.47%

                 U.S. LARGE CAP SELECT
                 GROWTH FUND
                 RETIREMENT SHARES        RUSSELL 1000 GROWTH INDEX
12/27/96                 $     250,000                  $   250,000
12/31/96                 $     247,420                  $   246,185
 1/31/97                 $     272,446                  $   263,452
 2/28/97                 $     267,802                  $   261,669
 3/31/97                 $     260,062                  $   247,507
 4/30/97                 $     269,866                  $   263,941
 5/31/97                 $     300,052                  $   282,990
 6/30/97                 $     311,146                  $   294,315
 7/31/97                 $     349,845                  $   320,345
 8/31/97                 $     341,847                  $   301,595
 9/30/97                 $     359,133                  $   316,436
10/31/97                 $     358,617                  $   304,741
11/30/97                 $     354,231                  $   317,683
12/31/97                 $     360,423                  $   321,241
 1/31/98                 $     365,583                  $   330,846
 2/28/98                 $     399,123                  $   355,733
 3/31/98                 $     423,633                  $   369,912
 4/30/98                 $     437,049                  $   375,032
 5/31/98                 $     425,955                  $   364,388
 6/30/98                 $     456,656                  $   386,707
 7/31/98                 $     446,852                  $   384,147
 8/31/98                 $     372,291                  $   326,494
 9/30/98                 $     418,473                  $   351,576
10/31/98                 $     449,690                  $   379,832
11/30/98                 $     492,518                  $   408,726
12/31/98                 $     577,915                  $   445,580
 1/31/99                 $     642,931                  $   471,745
 2/28/99                 $     629,257                  $   450,195
 3/31/99                 $     694,014                  $   473,907
 4/30/99                 $     730,134                  $   474,514
 5/31/99                 $     735,294                  $   459,932
 6/30/99                 $     766,254                  $   492,146
 7/31/99                 $     755,934                  $   476,505
 8/31/99                 $     751,290                  $   484,291
 9/30/99                 $     765,480                  $   474,116
10/31/99                 $     820,691                  $   509,922
11/30/99                 $     915,119                  $   537,432
12/31/1999               $   1,131,321                  $   593,330
 1/31/2000               $   1,082,301                  $   565,509
 2/29/2000               $   1,240,196                  $   593,157
 3/31/2000               $   1,283,282                  $   635,615
 4/30/2000               $   1,184,727                  $   605,372
 5/31/2000               $   1,109,133                  $   574,886
 6/30/2000               $   1,226,006                  $   618,456
 7/31/2000               $   1,171,569                  $   592,673
 8/31/2000               $   1,324,045                  $   646,334
 9/30/2000               $   1,208,978                  $   585,197
10/31/2000               $   1,085,139                  $   557,505
11/30/2000               $     876,102                  $   475,324
12/31/2000               $     858,016                  $   460,284
 1/31/2001               $     836,207                  $   492,085
 2/28/2001               $     692,052                  $   408,544
 3/31/2001               $     598,962                  $   364,086
 4/30/2001               $     676,625                  $   410,132
 5/31/2001               $     646,305                  $   404,095
 6/30/2001               $     613,857                  $   394,736
 7/31/2001               $     578,483                  $   384,872
 8/31/2001               $     513,054                  $   353,389
 9/30/2001               $     429,540                  $   318,121
10/31/2001               $     453,309                  $   334,822
11/30/2001               $     508,669                  $   366,999
12/31/2001               $     505,727                  $   366,302
 1/31/2002               $     486,204                  $   359,818
 2/28/2002               $     454,913                  $   344,886
 3/31/2002               $     480,320                  $   356,819
 4/30/2002               $     452,239                  $   327,702
 5/31/2002               $     438,867                  $   319,772
 6/30/2002               $     390,728                  $   290,193
 7/31/2002               $     359,973                  $   274,232
 8/31/2002               $     361,577                  $   275,055
 9/30/2002               $     338,310                  $   246,532
10/31/2002               $     356,496                  $   269,139
11/30/2002               $     369,868                  $   283,753
12/31/2002               $     334,031                  $   264,146
 1/31/2003               $     327,345                  $   257,727
 2/28/2003               $     326,008                  $   256,541
 3/31/2003               $     337,240                  $   261,313
 4/30/2003               $     358,635                  $   280,650
 5/31/2003               $     368,798                  $   294,655
 6/30/2003               $     372,810                  $   298,721
 7/31/2003               $     383,507                  $   306,159
 8/31/2003               $     392,600                  $   313,782
 9/30/2003               $     381,903                  $   310,425

The graph above shows the value of a hypothetical $250,000 investment in the Fund compared with the Russell 1000 Growth Index for the periods indicated. The Fund's Class R shares were first available on May 21, 1999. Performance prior to the introduction of Class R shares reflects the historical performance of the Fund's Class I Shares. Class I and R shares have no sales charge or distribution fee, but have a shareholder service fee of up to .25% of their average daily net assets. Historical performance returns of the Class I shares do not reflect the shareholder servicing fee which would have made returns slightly lower. The Fund calculates its performance based upon the historical performance of its corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index consists of the 1,000 largest securities in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index. It is a large-cap, market-oriented index and is highly correlated with the S&P 500 Index. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2003 -- UNAUDITED

U.S. LARGE CAP SELECT GROWTH FUND

                                                                        NUMBER
                                                                       OF SHARES       VALUE
------------------------------------------------------------------------------------------------
COMMON STOCK -- 99.3%

ADVERTISING AGENCIES -- 1.9%
   Omnicom Group                                                           6,200   $     445,470
                                                                                   -------------
APPLICATIONS SOFTWARE -- 5.4%
   Microsoft Corp.                                                        44,500       1,236,655
                                                                                   -------------
BEVERAGES-WINE/SPIRITS -- 1.9%
   Anheuser Busch, Inc.                                                    8,900         439,126
                                                                                   -------------
CASINO SERVICES -- 2.3%
   International Game Technology                                          18,600         523,590
                                                                                   -------------
COMPUTERS-INTEGRATED SYSTEMS -- 3.0%
   Dell, Inc.*                                                            20,700         691,173
                                                                                   -------------
COMPUTERS-MEMORY DEVICES -- 3.7%
   Seagate Technology                                                     19,100         519,520
   VERITAS Software Corp.*                                                10,600         332,840
                                                                                   -------------
                                                                                         852,360
                                                                                   -------------
COSMETICS & TOILETRIES -- 2.7%
   Procter & Gamble Co.                                                    6,800         631,176
                                                                                   -------------
DATA PROCESSING/MANAGEMENT -- 2.3%
   Automatic Data Processing, Inc.                                        14,800         530,580
                                                                                   -------------
DIVERSIFIED MANUFACTURING OPERATIONS -- 5.0%
   General Electric Co.                                                   38,900       1,159,609
                                                                                   -------------
E-COMMERCE/PRODUCTS -- 2.1%
   Amazon.com, Inc.*                                                      10,200         493,272
                                                                                   -------------
E-COMMERCE/SERVICES -- 1.9%
   eBay, Inc.*                                                             8,000         428,080
                                                                                   -------------
ELECTRONIC COMPONENTS-MISCELLANEOUS -- 1.6%
   Flextronics International, Ltd.*                                       25,900         367,262
                                                                                   -------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 5.1%
   Intel Corp.                                                            42,500       1,169,175
                                                                                   -------------
ELECTRONIC MEASURE INSTRUMENTS -- 1.8%
   Agilent Technologies, Inc.*                                            18,600         411,246
                                                                                   -------------
ENTERPRISE SOFTWARE/SERVICES -- 2.0%
   PeopleSoft, Inc.*                                                      25,600         465,664
                                                                                   -------------
FINANCE-CREDIT CARD -- 2.0%
   Capital One Financial Corp.                                             8,000         456,320
                                                                                   -------------
FINANCE-INVESTMENT BANKERS/BROKERS -- 2.2%
   J.P. Morgan Chase & Co.                                                14,800         508,084
                                                                                   -------------
MEDICAL INSTRUMENTS -- 4.0%
   Boston Scientific Corp.*                                                5,800         370,040
   Guidant Corp.                                                          11,800         552,830
                                                                                   -------------
                                                                                         922,870
                                                                                   -------------
MEDICAL-BIOMEDICAL/GENETICS -- 4.8%
   Amgen, Inc.*                                                           10,000   $     645,700
   Chiron Corp.*                                                           8,800         454,872
                                                                                   -------------
                                                                                       1,100,572
                                                                                   -------------
MEDICAL-DRUGS -- 13.0%
   Allergan, Inc.                                                          7,300         574,729
   Forest Laboratories, Inc. Cl. A.*                                       9,900         509,355
   Medimmune, Inc.*                                                       13,200         435,732
   Pfizer, Inc.                                                           32,900         999,502
   Wyeth                                                                  10,100         465,610
                                                                                   -------------
                                                                                       2,984,928
                                                                                   -------------
MEDICAL-GENERIC DRUGS -- 2.0%
   Watson Pharmaceuticals, Inc.*                                          10,800         450,252
                                                                                   -------------
NETWORKING PRODUCTS -- 3.9%
   Cisco Systems, Inc.*                                                   46,100         900,794
                                                                                   -------------
RETAIL-APPAREL/SHOE -- 1.8%
   Gap, Inc.                                                              24,000         410,880
                                                                                   -------------
RETAIL-CONSUMER ELECTRONICS -- 1.9%
   Best Buy Co., Inc.*                                                     9,300         441,936
                                                                                   -------------
RETAIL-DISCOUNT -- 2.8%
   Wal-Mart Stores, Inc.                                                  11,400         636,690
                                                                                   -------------
RETAIL-RESTAURANTS -- 2.1%
   McDonalds Corp.                                                        20,700         487,278
                                                                                   -------------
SATELLITE TELECOMMUNICATIONS -- 2.2%
   EchoStar Communications Corp.*                                         12,900         493,683
                                                                                   -------------
SCHOOLS -- 1.9%
   Apollo Group, Inc. Cl. A*                                               6,700         442,401
                                                                                   -------------
SEMICONDUCTOR EQUIPMENT -- 1.7%
   Applied Materials, Inc.*                                               21,800         395,452
                                                                                   -------------
TELECOMMUNICATIONS EQUIPMENT -- 5.8%
   Advanced Fibre Communications, Inc.*                                   15,800         331,326
   Avaya, Inc.*                                                           38,700         421,830
   Nokia Corp. -- ADR                                                     36,900         575,640
                                                                                   -------------
                                                                                       1,328,796
                                                                                   -------------
TELEVISION -- 2.7%
   Univision Communications, Inc. Cl. A*                                  19,300         616,249
                                                                                   -------------
THERAPEUTICS -- 1.8%
   Gilead Sciences, Inc.*                                                  7,300         408,289
                                                                                   -------------
TOTAL COMMON STOCK
   (Cost: $20,417,661)                                                                22,829,912
                                                                                   -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                     PRINCIPAL
                                                                       AMOUNT          VALUE
------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 2.3%

MONEY MARKET FUNDS -- 1.6%
   Federated Prime Cash Obligated Fund**                            $    364,800   $     364,800
                                                                                   -------------
TIME DEPOSITS -- 0.7%
   Wells Fargo Bank Nassau
    0.550%, 10/01/03                                                     178,585         178,585
                                                                                   -------------
TOTAL SHORT TERM INVESTMENTS
   (Cost: $543,385)                                                                      543,385
                                                                                   -------------
TOTAL INVESTMENTS -- 101.6%
   (Cost: $20,961,046)                                                                23,373,297
LIABILITIES IN EXCESS OF OTHER
   ASSETS -- (1.6%)                                                                     (376,087)
                                                                                   -------------
NET ASSETS -- 100.0%                                                               $  22,997,210
                                                                                   =============

----------
*   Non-income producing securities.
** All of the security is purchased with cash collateral proceeds from securities loans.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL CORE GROWTH FUND

   MANAGEMENT TEAM: LORETTA J. MORRIS, Lead Portfolio Manager; ANDREW BEAL, Lead Portfolio Manager; JASON CAMPBELL, Portfolio Manager; MELISA GRIGOLITE, CFA, Portfolio Manager; LINDA BA, Investment Analyst; JON BORCHARDT, Investment Analyst; JOHN CASARIETTI, Investment Analyst; REBECCA K. HAGSTROM, CFA, Investment Analyst; CHRISTOPHER A. HERRERA, Investment Analyst; KARL RICHTENBURG, Investment Analyst; ERIC SAGMEISTER, Investment Analyst; MICHAEL J. FREDERICKS, Product Specialist

   CHIEF INVESTMENT OFFICER: HORACIO A. VALEIRAS, CFA

   GOAL: The International Core Growth Fund seeks to maximize long-term capital appreciation through investments primarily in companies located outside the United States with market capitalizations predominantly in the top 75% of publicly traded companies as measured by stock market capitalizations within each country.

   MARKET OVERVIEW: Equity markets in developed non-US markets registered strong gains during the six months ended September 30, 2003. International stocks were buoyed by many of the same factors that drove US stocks higher: falling interest rates, modest inflation, getting past the dual overhangs of SARS and uncertainty in Iraq, and data suggesting a rekindling of economic activity.

   In Europe, business and consumer sentiment improved modestly, as did industrial production. That said, the Eurozone economies remained fragile, which in part prompted a stimulative interest-rate-cut by the European Central Bank. In Japan, the picture was much brighter. Business confidence improved, deflation has been nearly eliminated, and unemployment fell to a two-year low. During the period, the euro and yen strengthened against the US dollar. This boosted investment returns translated back into US dollars.

   PERFORMANCE: The Fund gained 23.66% during the six months ended September 30, 2003, versus a 29.34% increase for the MSCI EAFE Index.

   PORTFOLIO SPECIFICS: The Fund produced strong, absolute results this period but lagged its benchmark. One reason for the underperformance was the fact that international value stocks outperformed growth names. This hurt relative results since the Fund's holdings are concentrated in growth stocks while its style-neutral benchmark contains both value and growth issues. In addition, near the end of the period, turmoil in the currency markets prompted a major rotation out of cyclically oriented sectors, such as technology and energy, into more defensive sectors, such as consumer staples and healthcare. This negatively affected relative results since the Fund had more exposure to cyclically oriented names than the index.

   Stock selection in Switzerland and financial services benefited relative returns. Credit Suisse Group, a banking and financial services firm, was a top-performing holding. The stock advanced amid strength in the fixed-income market and improved results in its equity and private banking units.

   As of September 30, 2003, the Fund's holdings were overweight Asian technology and industrial companies relative to the benchmark. The Fund has below-index exposure to companies based in the United Kingdom and Europe.

   MARKET OUTLOOK: Between mid-March and June of this year we saw a risk-trade rally -- driven by falling risk aversion, the stock market's winners were simply the names that had fallen the most. Now the baton has been passed from risk to cyclicality, with Asia being highly leveraged to a pickup in global growth. Free cash flows are at 20-year highs, and we have had an absence of business spending for the past three years. It is now up to the corporations, not the consumer, to support global growth. On a bottom-up basis, we have positioned the Fund to take advantage of this scenario.

INTERNATIONAL CORE GROWTH FUND -- UNAUDITED

COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN INTERNATIONAL CORE GROWTH FUND RETIREMENT SHARES WITH THE MSCI EAFE INDEX.

[CHART]

                            ANNUALIZED TOTAL RETURNS
                                  As of 9/30/03

                                                                 SINCE
             1 YEAR                  5 YEARS                   INCEPTION
             18.54%                  - 0.17%                     5.05%

                INTERNATIONAL CORE GROWTH
                FUND RETIREMENT SHARES       MSCI EAFE INDEX
12/27/96                       $  250,000          $ 250,000
12/31/96                       $  252,400          $ 249,475
 1/31/97                       $  274,600          $ 240,744
 2/28/97                       $  277,200          $ 244,682
 3/31/97                       $  282,600          $ 245,568
 4/30/97                       $  286,600          $ 246,871
 5/31/97                       $  313,200          $ 262,935
 6/30/97                       $  331,200          $ 277,436
 7/31/97                       $  352,400          $ 281,924
 8/31/97                       $  334,000          $ 260,869
 9/30/97                       $  358,600          $ 275,482
10/31/97                       $  328,800          $ 254,307
11/30/97                       $  325,131          $ 251,715
12/31/97                       $  329,722          $ 253,910
 1/31/98                       $  341,826          $ 265,523
 2/28/98                       $  365,199          $ 282,560
 3/31/98                       $  386,902          $ 291,261
 4/30/98                       $  398,171          $ 293,566
 5/31/98                       $  407,979          $ 292,141
 6/30/98                       $  412,779          $ 294,353
 7/31/98                       $  431,143          $ 297,337
 8/31/98                       $  369,373          $ 260,500
 9/30/98                       $  351,843          $ 252,514
10/31/98                       $  358,312          $ 278,836
11/30/98                       $  379,862          $ 293,121
12/31/98                       $  400,734          $ 304,685
 1/31/99                       $  416,179          $ 303,785
 2/28/99                       $  399,064          $ 296,545
 3/31/99                       $  411,796          $ 308,923
 4/30/99                       $  426,823          $ 321,440
 5/31/99                       $  410,543          $ 304,887
 6/30/99                       $  442,894          $ 316,773
 7/31/99                       $  457,087          $ 326,189
 8/31/99                       $  464,183          $ 327,380
 9/30/99                       $  471,071          $ 330,675
10/31/99                       $  501,961          $ 343,061
11/30/99                       $  566,871          $ 354,981
12/31/99                       $  676,523          $ 386,841
 1/31/2000                     $  628,304          $ 362,261
 2/29/2000                     $  704,494          $ 372,013
 3/31/2000                     $  664,625          $ 386,434
 4/30/2000                     $  609,727          $ 366,099
 5/31/2000                     $  577,163          $ 357,157
 6/30/2000                     $  608,057          $ 371,125
 7/31/2000                     $  581,129          $ 355,566
 8/31/2000                     $  604,299          $ 358,652
 9/30/2000                     $  565,265          $ 341,189
10/31/2000                     $  529,362          $ 333,129
11/30/2000                     $  503,190          $ 320,637
12/31/2000                     $  519,379          $ 332,033
 1/31/2001                     $  503,412          $ 331,862
 2/28/2001                     $  461,054          $ 306,983
 3/31/2001                     $  424,241          $ 286,519
 4/30/2001                     $  453,736          $ 306,430
 5/31/2001                     $  439,099          $ 295,615
 6/30/2001                     $  421,136          $ 283,526
 7/31/2001                     $  410,935          $ 278,367
 8/31/2001                     $  393,859          $ 271,324
 9/30/2001                     $  362,368          $ 243,839
10/31/2001                     $  361,924          $ 250,081
11/30/2001                     $  369,021          $ 259,309
12/31/2001                     $  373,234          $ 260,839
 1/31/2002                     $  356,602          $ 246,989
 2/28/2002                     $  358,819          $ 248,718
 3/31/2002                     $  378,557          $ 262,173
 4/30/2002                     $  376,561          $ 263,904
 5/31/2002                     $  376,117          $ 267,255
 6/30/2002                     $  363,255          $ 256,618
 7/31/2002                     $  328,881          $ 231,290
 8/31/2002                     $  325,554          $ 230,758
 9/30/2002                     $  294,285          $ 205,975
10/31/2002                     $  304,265          $ 217,036
11/30/2002                     $  312,692          $ 226,889
12/31/2002                     $  300,716          $ 219,266
 1/31/2003                     $  290,072          $ 210,122
 2/28/2003                     $  285,858          $ 205,310
 3/31/2003                     $  282,088          $ 201,430
 4/30/2003                     $  306,926          $ 221,412
 5/31/2003                     $  326,220          $ 235,029
 6/30/2003                     $  331,764          $ 240,834
 7/31/2003                     $  335,977          $ 246,710
 8/31/2003                     $  349,062          $ 252,705
 9/30/2003                     $  348,840          $ 260,539

The graph above shows the value of a hypothetical $250,000 investment in the Fund compared with the Morgan Stanley Capital International Europe, Australasia, Far East Index ("MSCI EAFE") over the periods indicated. The Fund's Class R shares were first available on May 21, 1999. Performance prior to the introduction of Class R shares reflects the historical performance of the Fund's Class I Shares. Class I and R shares have no sales charge or distribution fee, but have a shareholder service fee of up to .25% of their average daily net assets. Historical performance returns of the Class I shares do not reflect the shareholder servicing fee which would have made returns slightly lower. The Fund calculates its performance based upon the historical performance of its corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The MSCI EAFE Index is an unmanaged index of over 900 companies, and is a generally accepted benchmark for major overseas markets. Index weightings represent the relative capitalizations of the major overseas markets included in the index on a U.S. dollar adjusted basis. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. You may have a gain or loss when you sell your shares.

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2003 -- UNAUDITED

INTERNATIONAL CORE GROWTH FUND

                                                                        NUMBER
                                                                       OF SHARES       VALUE
------------------------------------------------------------------------------------------------
COMMON STOCK -- 90.4%

AUSTRALIA -- 1.6%
   News Corp., Ltd.                                                       93,400   $     759,878
   Publishing & Broadcasting, Ltd.                                        85,000         636,307
                                                                                   -------------
                                                                                       1,396,185
                                                                                   -------------
BRAZIL -- 0.6%
   Petroleo Brasileiro S.A. -- ADR                                        21,100         483,823
                                                                                   -------------
CANADA -- 4.2%
   Canadian National Railway Co.                                           9,600         499,392
   Encana Corp.                                                           18,300         663,137
   Magna International, Inc. -- Cl. A                                      8,300         599,689
   Nortel Networks Corp.*                                                 87,000         356,700
   Petro-Canada                                                            8,900         346,186
   Precision Drilling Corp.*                                              22,000         828,520
   Talisman Energy, Inc.                                                   9,400         445,936
                                                                                   -------------
                                                                                       3,739,560
                                                                                   -------------
DENMARK -- 1.0%
   AP Moller -- Maersk A/S Cl. B                                              95         648,113
   Novo-Nordisk AS Cl. B                                                   7,200         265,362
                                                                                   -------------
                                                                                         913,475
                                                                                   -------------
FINLAND -- 2.4%
   Nokia Corp. -- ADR                                                     64,100         999,960
   Nokia OYJ                                                              46,900         722,042
   UPM-Kymmene OYJ                                                        25,800         432,353
                                                                                   -------------
                                                                                       2,154,355
                                                                                   -------------
FRANCE -- 4.2%
   Alcatel S.A. Cl. A*                                                    44,800         530,588
   Axa S.A.                                                               50,300         847,607
   Cap Gemini S.A.*                                                       10,400         431,163
   LVMH Moet Hennessy Louis Vuitton S.A.                                  10,000         621,287
   TotalFinaElf S.A.                                                       8,500       1,282,868
                                                                                   -------------
                                                                                       3,713,513
                                                                                   -------------
GERMANY -- 5.1%
   BASF AG                                                                15,800         693,676
   Bayerische Motoren Werke AG                                            12,200         461,034
   Deutsche Bank AG                                                        8,300         505,036
   Deutsche Post AG                                                       28,500         486,893
   Metro AG                                                               13,000         473,250
   SAP AG                                                                  7,100         867,180
   Siemens AG                                                             11,100         661,061
   T-Online International AG*                                             36,900         369,129
                                                                                   -------------
                                                                                       4,517,259
                                                                                   -------------
HONG KONG -- 3.8%
   BOC Hong Kong Holdings, Ltd.                                          350,000         506,211
   Cheung Kong (Holdings), Ltd.                                          126,000         996,604
   CLP Holdings, Ltd.                                                    149,500         656,396
   CNOOC, Ltd.                                                           331,000   $     566,356
   Henderson Land Development Co., Ltd.                                  162,000         675,715
                                                                                   -------------
                                                                                       3,401,282
                                                                                   -------------
IRELAND -- 0.5%
   Bank of Ireland                                                        38,600         461,204
                                                                                   -------------
ISRAEL -- 1.0%
   Teva Pharmaceutical Industries, Ltd. -- ADR                            15,000         857,250
                                                                                   -------------
ITALY -- 2.8%
   ENI SpA                                                                43,300         661,576
   Fiat SpA*                                                              51,776         409,408
   Mediaset SpA                                                           59,400         543,710
   UniCredito Italiano SpA                                               180,500         853,417
                                                                                   -------------
                                                                                       2,468,111
                                                                                   -------------
JAPAN -- 22.3%
   Asahi Glass Co., Ltd.                                                  54,000         371,714
   Asahi Kasei Corp.                                                     170,000         640,648
   Canon, Inc.                                                            17,000         830,864
   Chugai Pharmaceutical Co., Ltd.                                        48,000         598,523
   Dai Nippon Printing Co., Ltd.                                          58,000         795,381
   DENTSU, Inc.                                                              115         478,673
   East Japan Railway Co.                                                    160         774,829
   FANUC, Ltd.                                                             8,400         509,045
   Honda Motor Co., Ltd.                                                  23,300         932,292
   Hoya Corp.                                                             12,000         929,150
   ITO-YOKADO Co., Ltd.                                                   17,000         566,083
   KAO Corp.                                                              28,000         591,505
   KDDI Corp.                                                                150         759,970
   Keyence Corp.                                                           2,100         445,885
   Kyocera Corp.                                                           5,700         336,750
   Matsushita Electric Industrial Co., Ltd.                               58,000         698,295
   Millea Holdings, Inc.                                                      60         676,722
   Mitsubishi Estate Co., Ltd.                                            85,000         802,712
   Mitsubishi Tokyo Financial Group, Inc.                                    186       1,173,790
   Murata Manufacturing Co., Ltd.                                         15,000         773,397
   Nomura Holdings, Inc.                                                  66,000       1,063,420
   NTT DoCoMo, Inc.                                                          220         537,618
   Rohm Co., Ltd.                                                          3,000         389,384
   Shin-Etsu Chemical Co., Ltd.                                           22,800         857,181
   SMC Corp.                                                               6,000         632,681
   Sony Corp.                                                             15,700         548,091
   Tokyo Gas Co., Ltd.                                                   175,000         581,166
   Toyota Motor Corp.                                                     32,600         957,150
   UFJ Holdings, Inc.*                                                       120         471,557
                                                                                   -------------
                                                                                      19,724,476
                                                                                   -------------
NETHERLAND ANTILLES -- 0.4%
   Schlumberger, Ltd.                                                      8,100         392,040
                                                                                   -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                        NUMBER
                                                                       OF SHARES       VALUE
------------------------------------------------------------------------------------------------
COMMON STOCK  (continued)

NETHERLANDS -- 5.0%
   ASM Lithography Holding N.V.*                                          62,100   $     815,373
   ING Groep NV                                                           56,000       1,025,829
   Koninklije (Royal) Philips Electronics NV -- ADR                       19,900         456,108
   Philips Electronics NV                                                 22,700         514,431
   Royal Dutch Petroleum NY Shares                                        15,300         676,260
   STMicroelectronics N.V.                                                26,000         625,300
   TPG NV                                                                 17,700         334,541
                                                                                   -------------
                                                                                       4,447,842
                                                                                   -------------
NORWAY -- 1.3%
   Statoil ASA                                                            75,300         674,999
   Telenor ASA                                                           103,439         460,322
                                                                                   -------------
                                                                                       1,135,321
                                                                                   -------------
PORTUGAL -- 0.6%
   Portugal Telecom SGPS S.A.                                             62,500         494,206
                                                                                   -------------
REPUBLIC OF CHINA -- 0.5%
   Jiangsu Expressway Co., Ltd.                                        1,036,000         444,833
                                                                                   -------------
RUSSIAN FEDERATION -- 0.8%
   LUKOIL Oil Co. -- ADR                                                   8,700         712,530
                                                                                   -------------
SINGAPORE -- 1.2%
   DBS Group Holdings, Ltd.                                               69,000         514,940
   Singapore Press Holdings, Ltd.                                         47,000         497,585
                                                                                   -------------
                                                                                       1,012,525
                                                                                   -------------
SOUTH KOREA -- 5.5%
   Kookmin Bank                                                           15,600         511,342
   LG Chemical, Ltd.                                                      15,100         601,295
   LG Electronics, Inc.                                                   20,160         972,812
   Pohang Iron & Steel Co., Ltd.                                           4,000         459,071
   Samsung Electronics Co., Ltd. 144A -- GDR #                             6,400       1,081,600
   Samsung Heavy Industries Co., Ltd.                                    122,000         469,904
   SK Telecom Co., Ltd.                                                    5,000         799,896
                                                                                   -------------
                                                                                       4,895,920
                                                                                   -------------
SPAIN -- 0.9%
   Telefonica S.A.                                                        69,852         824,850
                                                                                   -------------
SWITZERLAND -- 8.1%
   Adecco S.A. -- Reg                                                     14,300         706,554
   Alcan, Inc.                                                            13,000         497,380
   Credit Suisse Group                                                    39,200       1,254,127
   Holcim, Ltd.                                                           15,500         624,413
   Nestle SA Reg Shares                                                    3,100         714,789
   Novartis AG                                                            25,668         993,211
   Roche Holding AG-Genusschein                                           15,200   $   1,260,336
   UBS AG                                                                 19,200       1,077,328
                                                                                   -------------
                                                                                       7,128,138
                                                                                   -------------
TAIWAN -- 0.6%
   Chunghwa Telecom Co., Ltd -- ADR                                       36,000         504,360
                                                                                   -------------
UNITED KINGDOM -- 15.4%
   BAA PLC                                                                55,000         423,989
   Barclays PLC                                                           90,012         690,528
   Berkley Group                                                          16,000         208,805
   BHP Billiton, Ltd.                                                    201,400       1,336,751
   British Airways PLC*                                                   97,200         268,474
   British Sky Broadcasting Group PLC*                                    87,400         892,293
   Cadbury Schweppes PLC                                                  71,000         436,450
   Carnival PLC                                                           14,300         456,154
   George Wimpey PLC                                                      50,000         303,205
   GlaxoSmithKline PLC                                                    60,900       1,263,729
   HSBC Holdings PLC                                                     105,000       1,384,237
   Kingfisher PLC                                                         39,853         172,813
   Man Group PLC                                                          42,000         909,916
   MMO2 PLC*                                                             584,000         555,472
   Persimmon                                                              32,000         286,027
   Reckitt Benckiser PLC                                                  24,400         490,512
   Royal Bank of Scotland Group PLC                                       36,879         937,443
   Scottish & Newcastle PLC                                              100,000         585,228
   Tesco PLC                                                             159,500         638,634
   Vodafone Group PLC                                                    715,200       1,425,880
                                                                                   -------------
                                                                                      13,666,540
                                                                                   -------------
UNITED STATES -- 0.6%
   GlobalSantaFe Corp.                                                    23,200         555,640
                                                                                   -------------
TOTAL COMMON STOCK
   (Cost: $69,654,929)                                                                80,045,238
                                                                                   -------------

PREFERRED STOCK -- 1.9%

BRAZIL -- 1.9%
   Aracruz Celulose S.A. -- ADR                                           10,300         281,190
   Companhia de Bebidas das Americas -- ADR                               25,600         554,240
   Tele Norte Leste Participacoes S.A. (Telemar) -- ADR                   58,200         811,308
                                                                                   -------------
                                                                                       1,646,738
                                                                                   -------------
TOTAL PREFERRED STOCK
   (Cost: $1,121,756)                                                                  1,646,738
                                                                                   -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                        NUMBER
                                                                       OF SHARES       VALUE
------------------------------------------------------------------------------------------------
EQUITY-LINKED SECURITIES -- 4.7%

BAHAMAS -- 1.8%
   Credit Suisse FB Benq Corp. -- 08/14/06*                              410,000   $     567,030
   Credit Suisse FB Fubon Financial Holding
    Co., Ltd. -- 12/29/05*                                               491,000         479,707
   CSFB Quanta Computer -- 06/26/06*                                     239,618         585,627
                                                                                   -------------
                                                                                       1,632,364
                                                                                   -------------
NETHERLAND ANTILLES -- 0.7%
   Merrill Lynch Advanced Semiconductor
    Engineering, Inc. -- 10/18/05*                                       716,000         617,908
                                                                                   -------------
TAIWAN -- 1.5%
   Credit Suisse FB United Microelectronics Corp. -- 01/26/04*           622,000         515,638
   UBS Nanya Technolgy Corp. -- 03/17/04*                                 16,470          12,731
   UBS Taiwan Semiconductor Manufacturing Co., Ltd. -- 1/13/04*          385,000         758,450
                                                                                   -------------
                                                                                       1,286,819
                                                                                   -------------
UNITED KINGDOM -- 0.7%
   UBS Formosa Plastics Corp.-- 05/24/04*                                425,380         612,547
                                                                                   -------------
TOTAL EQUITY-LINKED SECURITIES
   (Cost: $4,209,783)                                                                  4,149,638
                                                                                   -------------

RIGHT -- 0.0%

FRANCE -- 0.0%
   Axa S.A.-Rights -- 02/27/04*
    (Cost: $6,774)                                                        50,300           2,343
                                                                                   -------------

OPTION -- 0.0%

HONG KONG -- 0.0%
   Hong Kong P/O Morgan Stanley 7.82 USD Put 10/07/03*
    (Cost: $26,277)                                                    4,610,000   $           0
                                                                                   -------------

                                                                     PRINCIPAL
                                                                       AMOUNT
------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 7.2%

MONEY MARKET FUNDS -- 4.3%
   Federated Prime Cash Obligated Fund**                            $  3,850,213       3,850,213
                                                                                   -------------
TIME DEPOSITS -- 2.9%
   Wells Fargo Bank Nassau 0.550%, 10/01/03                            2,536,329       2,536,329
                                                                                   -------------
TOTAL SHORT TERM INVESTMENTS
   (Cost: $6,386,542)                                                                  6,386,542
                                                                                   -------------
TOTAL INVESTMENTS -- 104.2%
   (Cost: $81,406,061)                                                                92,230,499
LIABILITIES IN EXCESS OF OTHER ASSETS -- (4.2%)                                       (3,686,053)
                                                                                   -------------
NET ASSETS -- 100.0%                                                               $  88,544,446
                                                                                   =============

----------
*   Non-income producing securities.
** All of the security is purchased with cash collateral proceeds from securities loans.
# 144A Security. Certain conditions for public sale may exist. Total market value of 144A securities owned at September 30, 2003 was $1,081,600 or 1.2% of net assets.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF SEPTEMBER 30, 2003 -- UNAUDITED

INTERNATIONAL CORE GROWTH FUND

                                                                   PERCENTAGE OF
INDUSTRY                                                            NET ASSETS
--------                                                           -------------
Advertising Services                                                    0.5%
Airlines                                                                0.3
Airport Development/Maintenance                                         0.5
Audio/Video Products                                                    1.4
Auto/Truck Parts & Equipment -- Original                                0.7
Auto -- Cars/Light Trucks                                               3.1
Brewery                                                                 1.3
Building Products -- Cement/Aggregate                                   0.7
Building Products -- Doors & Windows                                    0.4
Building -- Residential/Commercial                                      0.9
Cable TV                                                                1.0
Cellular Telecommunications                                             2.8
Chemicals -- Diversified                                                2.5
Chemicals -- Plastics                                                   0.7
Commercial Banks Non-US                                                 2.6
Computer Services                                                       0.5
Computers                                                               0.7
Computers -- Peripheral Equipment                                       0.6
Cosmetics & Toiletries                                                  0.7
Cruise Lines                                                            0.5
Diversified Financial Services                                          0.5
Diversified Manufacturing Operations                                    0.8
Diversified Minerals                                                    1.5
Diversified Operations                                                  0.7
Electric Products -- Miscellaneous                                      1.1
Electric -- Integrated                                                  0.7
Electronic Components -- Miscellaneous                                  2.9
Electronic Components -- Semiconductors                                 2.4
Electronic Measure Instruments                                          0.5
Enterprise Software/Services                                            1.0
Finance -- Investment Bankers/Brokers                                   1.2
Finance -- Other Services                                               1.0
Food -- Miscellaneous/Diversified                                       1.3
Food -- Retail                                                          1.3
Gas -- Distribution                                                     0.7
Human Resources                                                         0.8
Machinery -- Electrical                                                 0.7
Medical -- Drugs                                                        5.9
Metal -- Aluminum                                                       0.6%
Money Center Banks                                                      9.1
Multi-line Insurance                                                    2.1
Multimedia                                                              1.6
Office Automation & Equipment                                           0.9
Oil Companies -- Exploration & Production                               1.1
Oil Companies -- Integrated                                             5.5
Oil Refining & Marketing                                                0.8
Oil & Gas Drilling                                                      1.6
Oil -- Field Services                                                   0.4
Optical Supplies                                                        1.1
Paper & Related Products                                                0.8
Petrochemicals                                                          0.7
Printing -- Commercial                                                  0.9
Property/Casualty Insurance                                             0.8
Public Thoroughfares                                                    0.5
Publishing -- Newspapers                                                0.6
Real Estate Management/Services                                         0.9
Real Estate Operation/Development                                       1.9
Retail -- Building Products                                             0.2
Retail -- Miscellaneous/Diversified                                     0.6
Semiconductor Components -- Integrated Circuits                         1.4
Semiconductor Equipment                                                 1.6
Shipbuilding                                                            0.5
Soap & Cleaning Products                                                0.6
Steel -- Producers                                                      0.5
Telecommunications Equipment                                            3.0
Telecommunications Services                                             2.0
Telephone -- Integrated                                                 3.3
Television                                                              0.6
Transport -- Marine                                                     0.7
Transport -- Rail                                                       1.4
Transport -- Services                                                   0.9
Web Portals/ISP                                                         0.4
Short Term Investments                                                  7.2
Liabilities in excess of other assets                                  (4.2)
                                                                      -----
NET ASSETS                                                            100.0%
                                                                      =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
FINANCIAL HIGHLIGHTS
For a share outstanding during the period indicated

                                                       NET
                                        NET ASSET   INVESTMENT    NET REALIZED    TOTAL FROM
                                          VALUE,      INCOME     AND UNREALIZED   INVESTMENT
                                        BEGINNING   (LOSS) (2)    GAINS (LOSS)    OPERATIONS
--------------------------------------------------------------------------------------------
                                                          U.S. EQUITY FUNDS
EMERGING GROWTH
   For the period ended 09/30/03 (1)     $  6.27     $ (0.05)       $    2.10     $   2.05
   For the year ended 03/31/03              9.54       (0.09)           (3.18)       (3.27)
   For the year ended 03/31/02              9.55       (0.07)            0.06        (0.01)
   For the year ended 03/31/01             27.05       (0.06)          (12.36)      (12.42)
   06/1/99 (commenced) to 03/31/00         13.86       (0.15)           13.69        13.54
LARGE CAP VALUE
   For the period ended 09/30/03 (1)     $ 18.15     $  0.13        $    3.09     $   3.22
   For the year ended 03/31/03             24.39        0.21            (6.20)       (5.99)
   For the year ended 03/31/02             23.39        0.15             1.26         1.41
   For the year ended 03/31/01             21.74        0.18             1.63         1.81
   06/1/99 (commenced) to 3/31/00          22.33        0.12            (0.71)       (0.59)
U.S. LARGE CAP SELECT GROWTH
   For the period ended 09/30/03 (1)     $ 12.61     $ (0.03)       $    1.70     $   1.67
   For the year ended 03/31/03             17.96       (0.08)           (5.27)       (5.35)
   For the year ended 03/31/02             22.52       (0.16)           (4.40)       (4.56)
   For the year ended 03/31/01             49.77       (0.32)          (25.90)      (26.22)
   06/1/99 (commenced) to 03/31/00         28.61       (0.21)           21.37        21.16

                                                     INTERNATIONAL EQUITY FUNDS
INTERNATIONAL CORE GROWTH
   For the period ended 09/30/03 (1)     $ 12.72     $  0.11        $    2.90     $   3.01
   For the year ended 03/31/03             17.07        0.10            (4.45)       (4.35)
   For the year ended 03/31/02             19.13        0.02            (2.08)       (2.06)
   For the year ended 03/31/01             31.84       (0.03)          (11.26)      (11.29)
   06/1/99 (commenced) to 3/31/00          20.01       (0.20)           12.03        11.83

                                           DISTRIBUTIONS FROM:
                                        --------------------------
                                           NET            NET
                                        INVESTMENT      REALIZED         TOTAL
                                          INCOME     CAPITAL GAINS   DISTRIBUTIONS
----------------------------------------------------------------------------------
                                                  U.S. EQUITY FUNDS
EMERGING GROWTH
   For the period ended 09/30/03 (1)         --         $    --        $    --
   For the year ended 03/31/03               --              --             --
   For the year ended 03/31/02               --              --             --
   For the year ended 03/31/01               --           (5.08)         (5.08)
   06/1/99 (commenced) to 03/31/00           --           (0.35)         (0.35)
LARGE CAP VALUE
   For the period ended 09/30/03 (1)         --         $    --        $    --
   For the year ended 03/31/03            (0.25)             --          (0.25)
   For the year ended 03/31/02            (0.04)          (0.37)         (0.41)
   For the year ended 03/31/01            (0.16)             --          (0.16)
   06/1/99 (commenced) to 3/31/00            --              --             --
U.S. LARGE CAP SELECT GROWTH
   For the period ended 09/30/03 (1)         --         $    --        $    --
   For the year ended 03/31/03               --              --             --
   For the year ended 03/31/02               --              --             --
   For the year ended 03/31/01               --           (1.03)         (1.03)
   06/1/99 (commenced) to 03/31/00           --              --             --

                                            INTERNATIONAL EQUITY FUNDS
INTERNATIONAL CORE GROWTH
   For the period ended 09/30/03 (1)         --         $    --        $    --
   For the year ended 03/31/03               --              --             --
   For the year ended 03/31/02               --              --             --
   For the year ended 03/31/01               --           (1.42)         (1.42)
   06/1/99 (commenced) to 3/31/00            --              --             --

----------
(1)  Unaudited.
(2) Net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
(3)  Total returns are not annualized for periods less than one year.
(4) On May 17, 2002 the Board of Trustees approved an amendment to the Expense Limitation Agreement whereby overall operating expenses of the International Core Growth, US Large Cap Select Growth, and Large Cap Value excluding taxes, interest, brokerage and extraordinary expenses, do not exceed 1.40%, 1.15% and 1.10% representing a 0.25%, 0.10% and 0.15%
     decrease in the Fund's expense cap, respectively.
(5) On May 18, 2001 the Board of Trustees approved an amendment to the Expense Limitation Agreement whereby overall operating expenses of the Emerging Growth, excluding taxes, interest, brokerage and extraordinary expenses, do not exceed 1.50% representing a .08% increase in the Fund's expense cap.
(6) Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (loss) ratios had such reductions not occurred.
(7) This calculation includes expenses not part of the expense reimbursement calculation.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                                  RATIOS TO AVERAGE NET ASSETS (6)
                                                                 -----------------------------------------------------------------
                                        NET ASSET                    NET                  EXPENSES      EXPENSE
                                          VALUE,      TOTAL       INVESTMENT     TOTAL     NET OF   (REIMBURSEMENTS)/      NET
                                          ENDING    RETURN (3)   INCOME (LOSS)  EXPENSES   OFFSETS     RECOUPMENT      EXPENSES (7)
----------------------------------------------------------------------------------------------------------------------------------
                                                     U.S. EQUITY FUNDS
EMERGING GROWTH
   For the period ended 09/30/03 (1)    $    8.32      32.70%      (1.35%)      1.85%      1.63%        (0.06%)          1.57%
   For the year ended 03/31/03               6.27     (34.28%)     (1.20%)      1.74%      1.70%        (0.20%)          1.50%
   For the year ended 03/31/02               9.54      (0.10%)     (0.73%)      1.59%(5)   1.59%        (0.11%)          1.48%
   For the year ended 03/31/01               9.55     (49.67%)     (0.32%)      1.55%      1.55%        (0.12%)          1.43%
   06/1/99 (commenced) to 03/31/00          27.05     100.27%      (0.91%)      1.62%      1.62%        (0.20%)          1.42%
LARGE CAP VALUE
   For the period ended 09/30/03 (1)    $   21.37      17.68%       1.21%       1.62%      1.57%        (0.54%)          1.03%
   For the year ended 03/31/03              18.15     (24.58%)      1.03%       1.54%      1.53%        (0.34%)          1.19%(4)
   For the year ended 03/31/02              24.39       6.13%       0.63%       1.39%      1.39%        (0.13%)          1.26%
   For the year ended 03/31/01              23.39       8.31%       0.78%       1.47%      1.47%        (0.20%)          1.27%
   06/1/99 (commenced) to 3/31/00           21.74      (1.64%)      0.70%       1.52%      1.52%        (0.26%)          1.26%
U.S. LARGE CAP SELECT GROWTH
   For the period ended 09/30/03 (1)    $   14.28      13.24%      (0.42%)      1.68%      1.52%        (0.29%)          1.23%
   For the year ended 03/31/03              12.61     (29.79%)     (0.59%)      1.51%      1.50%        (0.30%)          1.20%(4)
   For the year ended 03/31/02              17.96     (20.25%)     (0.79%)      1.35%      1.35%        (0.10%)          1.25%
   For the year ended 03/31/01              22.52     (53.35%)     (0.80%)      1.32%      1.32%        (0.07%)          1.25%
   06/1/99 (commenced) to 03/31/00          49.77      74.53%      (0.69%)      1.42%      1.42%        (0.15%)          1.27%

                                                 INTERNATIONAL EQUITY FUNDS
INTERNATIONAL CORE GROWTH
   For the period ended 09/30/03 (1)    $   15.73      23.66%       1.47%       1.83%      1.57%        (0.12%)          1.45%
   For the year ended 03/31/03              12.72     (25.48%)      0.65%       1.72%      1.69%        (0.21%)          1.48%(4)
   For the year ended 03/31/02              17.07     (10.77%)     (0.09%)      1.61%      1.61%         0.01%           1.62%
   For the year ended 03/31/01              19.13     (36.17%)     (0.13%)      1.58%      1.58%         0.08%           1.66%
   06/1/99 (commenced) to 3/31/00           31.84      61.89%      (0.82%)      1.61%      1.61%         0.04%           1.65%

                                         FUND'S
                                        PORTFOLIO   NET ASSETS,
                                         TURNOVER     ENDING
                                          RATE      (IN 000's)
---------------------------------------------------------------
                                           U.S. EQUITY FUNDS
EMERGING GROWTH
   For the period ended 09/30/03 (1)       103%      $  3,281
   For the year ended 03/31/03             118%         2,879
   For the year ended 03/31/02             138%         4,597
   For the year ended 03/31/01             120%         3,577
   06/1/99 (commenced) to 03/31/00          88%         5,861
LARGE CAP VALUE
   For the period ended 09/30/03 (1)        12%      $  7,772
   For the year ended 03/31/03             139%         6,749
   For the year ended 03/31/02              99%        11,423
   For the year ended 03/31/01             120%         9,838
   06/1/99 (commenced) to 3/31/00          140%         7,700
U.S. LARGE CAP SELECT GROWTH
   For the period ended 09/30/03 (1)        87%      $ 10,263
   For the year ended 03/31/03             193%         9,052
   For the year ended 03/31/02             224%        38,386
   For the year ended 03/31/01             160%        41,730
   06/1/99 (commenced) to 03/31/00         154%        83,785

                                      INTERNATIONAL EQUITY FUNDS
INTERNATIONAL CORE GROWTH
   For the period ended 09/30/03 (1)        93%      $  8,026
   For the year ended 03/31/03             203%         7,845
   For the year ended 03/31/02             232%        11,199
   For the year ended 03/31/01             234%        11,216
   06/1/99 (commenced) to 3/31/00          158%        15,571

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2003 (UNAUDITED)

                                                            EMERGING        LARGE CAP     U.S. LARGE CAP   INTERNATIONAL
                                                             GROWTH           VALUE       SELECT GROWTH     CORE GROWTH
ASSETS
Investments, at value*                                    $  45,849,101   $  20,334,476   $   23,373,297   $  92,230,499
Foreign currencies, at value**                                       --              --               --           1,175
Cash                                                            251,237              --          201,246              --
Receivables:
  Investment securities sold                                    772,925         412,189               --         622,464
  Capital shares sold                                            18,030          14,621              296           3,833
  Dividends                                                       4,758          29,454           13,856         217,072
  Foreign taxes receivable                                           30              --              645          94,798
  Interest                                                           --              --               --              --
  From investment advisor                                            --             863               --              --
  Other                                                          59,404           7,407           23,205         102,004
Other Assets                                                      8,501           4,871            4,625           5,814
                                                          -------------   -------------   --------------   -------------
    Total Assets                                             46,963,986      20,803,881       23,617,170      93,277,659
                                                          -------------   -------------   --------------   -------------
LIABILITIES
Payables:
  Bank overdraft                                          $          --   $      17,827   $           --   $     132,671
  Investments purchased                                         882,775         280,548          202,547         480,657
  Capital shares redeemed                                           452           1,344               51          18,990
  Collateral on securities loaned                             4,860,488              --          364,800       3,850,213
  Income                                                             --              --               --              --
  Distributions fee                                                 762           1,724            2,321           1,782
  To investment advisor                                          27,564              --            1,559          41,219
Other Liabilities                                               103,037          43,280           48,682         207,681
                                                          -------------   -------------   --------------   -------------
    Total Liabilities                                         5,875,078         344,723          619,960       4,733,213
                                                          -------------   -------------   --------------   -------------
NET ASSETS                                                   41,088,908      20,459,158       22,997,210      88,544,446
                                                          =============   =============   ==============   =============
  * Investments, at cost                                     39,506,979      18,085,348       20,961,046      81,406,061
                                                          =============   =============   ==============   =============
 ** Foreign currencies, at cost                                      --              --               --           2,070
                                                          =============   =============   ==============   =============
NET ASSETS CONSIST OF:
Paid-in capital                                           $ 130,450,733   $  26,617,196   $  129,581,566   $ 217,179,578
Undistributed net investment income (loss)                     (241,915)        690,901          (33,418)        929,044
Accumulated net realized gain (loss) on
  investments and foreign currencies                        (95,462,032)     (9,098,067)    (108,963,189)   (140,403,228)
Net unrealized appreciation (depreciation)
  of investments and of other assets and
  liabilities denominated in foreign currencies               6,342,122       2,249,128        2,412,251      10,839,052
                                                          -------------   -------------   --------------   -------------
Net Assets applicable to all shares outstanding           $  41,088,908   $  20,459,158   $   22,997,210   $  88,544,446
                                                          =============   =============   ==============   =============
Net Assets of Retirement Shares                           $   3,280,555   $   7,771,839   $   10,263,422   $   8,025,724
Net Assets of Institutional Shares                           37,808,353      12,687,319       12,733,788      55,833,949
Net Assets of Class II Shares                                        --              --               --      24,684,773
                                                          =============   =============   ==============   =============
Retirement Shares outstanding                                   394,139         363,672          718,583         510,138
Institutional Shares outstanding                              4,505,262         591,251          882,221       3,513,772
Class II Shares outstanding                                          --              --               --       1,553,315
                                                          =============   =============   ==============   =============
Net Asset Value -- Retirement Share                       $        8.32   $       21.37   $        14.28   $       15.73
Net Asset Value -- Institutional Share                    $        8.39   $       21.46   $        14.43   $       15.89
Net Asset Value -- Class II Share                         $          --   $          --   $           --   $       15.89
                                                          =============   =============   ==============   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS
PERIOD ENDED SEPTEMBER 30, 2003 (UNAUDITED)

                                                            EMERGING        LARGE CAP      US LARGE CAP   INTERNATIONAL
                                                             GROWTH           VALUE       SELECT GROWTH    CORE GROWTH
INVESTMENT INCOME
Dividends, net of foreign taxes*                          $      33,446   $     279,122   $      101,896   $   1,369,753
Interest                                                              1              --               --             782
Securities Lending                                                8,498               3               --           1,834
                                                          -------------   -------------   --------------   -------------
  Total Income                                                   41,945         279,125          101,896       1,372,369
                                                          -------------   -------------   --------------   -------------
EXPENSES
Advisory fee                                                    159,985          55,419           56,124         225,580
Accounting and administration fees                               37,529          24,038           24,121          54,460
Custodian fees                                                   20,275           9,267           11,556          87,602
Transfer agent fees and expenses                                 26,372          13,525           17,423          39,122
Shareholder servicing fees                                       32,037          25,622           31,396         119,466
Administrative services                                          25,598          14,778           18,708         107,895
Professional fees                                                13,387           8,604            6,185          26,250
Shareholder reporting                                             8,834           7,511            9,056          21,605
Registration fees                                                12,685          10,087           10,070          15,084
Trustees' fees and expenses                                       3,261           2,069            1,847           6,636
Interest and credit facility fee                                  1,364             769              679             228
Miscellaneous                                                     3,862           2,928            2,692           8,038
                                                          -------------   -------------   --------------   -------------
    Total Expenses                                              345,189         174,617          189,857         711,966
Expense offset                                                  (49,657)         (5,034)         (19,470)       (118,049)
Expenses (reimbursed)/recouped                                  (11,672)        (63,352)         (35,073)        (48,263)
                                                          -------------   -------------   --------------   -------------
  Net Expenses                                                  283,860         106,231          135,314         545,654
                                                          -------------   -------------   --------------   -------------
NET INVESTMENT INCOME (LOSS)                                   (241,915)        172,894          (33,418)        826,715
                                                          -------------   -------------   --------------   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain from Securities                                 5,449,164         580,230        1,602,870       7,351,108
  Foreign currency transactions                                      --              --               --        (268,671)
                                                          -------------   -------------   --------------   -------------
    Net realized gain (loss)                                  5,449,164         580,230        1,602,870       7,082,437
                                                          -------------   -------------   --------------   -------------
Change in unrealized appreciation (depreciation) of:
  Investments                                                 6,733,028       4,325,864        1,767,440      11,977,701
  Other assets and liabilities denominated in
    foreign currencies                                               --              --               --          (6,998)
                                                          -------------   -------------   --------------   -------------
    Net unrealized appreciation (depreciation)                6,733,028       4,325,864        1,767,440      11,970,703
                                                          -------------   -------------   --------------   -------------
NET GAIN (LOSS) ON INVESTMENTS                               12,182,192       4,906,094        3,370,310      19,053,140
                                                          -------------   -------------   --------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                              $  11,940,277   $   5,078,988   $    3,336,892   $  19,879,855
                                                          =============   =============   ==============   =============
  * Foreign taxes withheld                                $         127   $          --   $          484   $     168,044
                                                          -------------   -------------   --------------   -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
PERIODS ENDED SEPTEMBER 30, 2003 AND MARCH 31, 2003

                                                                      EMERGING GROWTH
                                                               -----------------------------
                                                               SEPTEMBER 30,
                                                                   2003          MARCH 31,
                                                                (UNAUDITED)        2003
                                                               -------------   -------------
INCREASE (DECREASE) IN NET ASSETS FROM INVESTMENT
  OPERATIONS:
  Net investment income (loss)                                 $    (241,915)  $  (1,078,446)
  Net realized gain (loss)                                         5,449,164     (37,914,813)
  Net unrealized appreciation (depreciation)                       6,733,028     (16,855,667)
                                                               -------------   -------------
    Net increase (decrease) in net assets from investment
      operations                                                  11,940,277     (55,848,926)
                                                               -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                              --              --
  From net realized gains                                                 --              --
                                                               -------------   -------------
    Total distributions                                                   --              --
                                                               -------------   -------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold
    Retirement Class                                                 667,161       1,339,322
    Institutional Class                                            8,809,801       8,440,975
    Class II                                                              --              --
  Distributions reinvested
    Retirement Class                                                      --              --
    Institutional Class                                                   --              --
    Class II                                                              --              --
  Cost of shares redeemed
    Retirement Class                                              (1,212,906)     (1,525,264)
    Institutional Class                                          (18,750,562)    (90,421,686)
                                                               -------------   -------------
    Net increase (decrease) in net assets from share
      transactions                                               (10,486,506)    (82,166,653)
                                                               -------------   -------------
    Net Increase (Decrease) in Net Assets                          1,453,771    (138,015,579)
NET ASSETS
  Beginning                                                       39,635,137     177,650,716
                                                               -------------   -------------
  Ending                                                       $  41,088,908   $  39,635,137
                                                               =============   =============
Undistributed net investment income (loss), ending             $    (241,915)  $          --
                                                               =============   =============
RETIREMENT CLASS -- CAPITAL SHARE ACTIVITY
  Shares sold                                                         85,029         182,675
  Distributions reinvested                                                --              --
  Shares redeemed                                                   (149,830)       (205,556)
                                                               =============   =============
  Net Retirement Share Activity                                      (64,801)        (22,881)
                                                               =============   =============
INSTITUTIONAL CLASS -- CAPITAL SHARE ACTIVITY
  Shares sold                                                      1,272,061       1,088,572
  Distributions reinvested                                                --              --
  Shares redeemed                                                 (2,585,055)    (13,312,953)
  Shares received in conjunction with merger agreement                    --              --
                                                               -------------   -------------
  Net Institutional Share Activity                                (1,312,994)    (12,224,381)
                                                               =============   =============
CLASS II -- CAPITAL SHARE ACTIVITY
  Shares sold                                                             --              --
  Shares redeemed                                                         --              --
                                                               =============   =============
  Net Class II Share Activity                                             --              --
                                                               =============   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                      LARGE CAP VALUE          U.S. LARGE CAP SELECT GROWTH
                                                               -------------------------------------------------------------
                                                               SEPTEMBER 30,                   SEPTEMBER 30,
                                                                   2003          MARCH 31,         2003          MARCH 31,
                                                                (UNAUDITED)        2003         (UNAUDITED)        2003
                                                               -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS FROM INVESTMENT
  OPERATIONS:
  Net investment income (loss)                                 $     172,894   $     518,003   $     (33,418)  $    (281,622)
  Net realized gain (loss)                                           580,230      (7,113,597)      1,602,870     (20,782,303)
  Net unrealized appreciation (depreciation)                       4,325,864      (7,331,775)      1,767,440      (6,331,873)
                                                               -------------   -------------   -------------   -------------
    Net increase (decrease) in net assets from investment
      operations                                                   5,078,988     (13,927,369)      3,336,892     (27,395,798)
                                                               -------------   -------------   -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                              --        (508,667)             --              --
  From net realized gains                                                 --              --              --              --
                                                               -------------   -------------   -------------   -------------
    Total distributions                                                   --        (508,667)             --              --
                                                               -------------   -------------   -------------   -------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold
    Retirement Class                                                 487,373       1,748,375         950,914       5,555,103
    Institutional Class                                            2,039,261      14,654,872         893,264       5,181,870
    Class II                                                              --              --              --              --
  Distributions reinvested
    Retirement Class                                                      --         114,832              --              --
    Institutional Class                                                   --         383,704              --              --
    Class II                                                              --              --              --              --
  Cost of shares redeemed
    Retirement Class                                                (659,225)     (3,661,668)       (942,191)    (23,251,903)
    Institutional Class                                          (20,895,785)    (15,177,108)     (8,621,224)    (28,865,061)
                                                               -------------   -------------   -------------   -------------
    Net increase (decrease) in net assets from share
      transactions                                               (19,028,376)     (1,936,993)     (7,719,237)    (41,379,991)
                                                               -------------   -------------   -------------   -------------
    Net Increase (Decrease) in Net Assets                        (13,949,388)    (16,373,029)     (4,382,345)    (68,775,789)
NET ASSETS
  Beginning                                                       34,408,546      50,781,575      27,379,555      96,155,344
                                                               -------------   -------------   -------------   -------------
  Ending                                                       $  20,459,158   $  34,408,546   $  22,997,210   $  27,379,555
                                                               =============   =============   =============   =============
Undistributed net investment income (loss), ending             $     690,901   $     518,007   $     (33,418)  $          --
                                                               =============   =============   =============   =============
RETIREMENT CLASS -- CAPITAL SHARE ACTIVITY
  Shares sold                                                         23,512          88,765          68,405         398,538
  Distributions reinvested                                                --           5,805              --              --
  Shares redeemed                                                    (31,612)       (191,075)        (67,690)     (1,817,930)
                                                               =============   =============   =============   =============
  Net Retirement Share Activity                                       (8,100)        (96,505)            715      (1,419,392)
                                                               =============   =============   =============   =============
INSTITUTIONAL CLASS -- CAPITAL SHARE ACTIVITY
  Shares sold                                                         97,339         674,339          64,306         376,371
  Distributions reinvested                                                --          19,359              --              --
  Shares redeemed                                                 (1,025,711)       (783,019)       (622,373)     (2,131,229)
  Shares received in conjunction with merger agreement                    --              --              --              --
                                                               -------------   -------------   -------------   -------------
  Net Institutional Share Activity                                  (928,372)        (89,321)       (558,067)     (1,754,858)
                                                               =============   =============   =============   =============
CLASS II -- CAPITAL SHARE ACTIVITY
  Shares sold                                                             --              --              --              --
  Shares redeemed                                                         --              --              --              --
                                                               =============   =============   =============   =============
  Net Class II Share Activity                                             --              --              --              --
                                                               =============   =============   =============   =============

                                                                 INTERNATIONAL CORE GROWTH
                                                               -----------------------------
                                                               SEPTEMBER 30,
                                                                    2003         MARCH 31,
                                                                (UNAUDITED)        2003
                                                               -------------   -------------
INCREASE (DECREASE) IN NET ASSETS FROM INVESTMENT
  OPERATIONS:
  Net investment income (loss)                                 $     826,715   $   1,587,352
  Net realized gain (loss)                                         7,082,437     (48,880,945)
  Net unrealized appreciation (depreciation)                      11,970,703     (15,763,359)
                                                               -------------   -------------
    Net increase (decrease) in net assets from investment
      operations                                                  19,879,855     (63,056,952)
                                                               -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                              --              --
  From net realized gains                                                 --              --
                                                               -------------   -------------
    Total distributions                                                   --              --
                                                               -------------   -------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold
    Retirement Class                                                 671,087       7,437,115
    Institutional Class                                           13,701,023      85,519,973
    Class II                                                      23,455,052              --
  Distributions reinvested
    Retirement Class                                                      --              --
    Institutional Class                                                   --              --
    Class II                                                              --              --
  Cost of shares redeemed
    Retirement Class                                              (2,333,906)     (7,913,928)
    Institutional Class                                          (62,702,126)   (152,231,153)
                                                               -------------   -------------
    Net increase (decrease) in net assets from share
      transactions                                               (27,208,870)    (67,187,993)
                                                               -------------   -------------
    Net Increase (Decrease) in Net Assets                         (7,329,015)   (130,244,945)
NET ASSETS
  Beginning                                                       95,873,461     226,118,406
                                                               -------------   -------------
  Ending                                                       $  88,544,446   $  95,873,461
                                                               =============   =============
Undistributed net investment income (loss), ending             $     929,044   $     102,329
                                                               =============   =============
RETIREMENT CLASS -- CAPITAL SHARE ACTIVITY
  Shares sold                                                         45,423         530,638
  Distributions reinvested                                                --              --
  Shares redeemed                                                   (152,120)       (569,965)
                                                               =============   =============
  Net Retirement Share Activity                                     (106,697)        (39,327)
                                                               =============   =============
INSTITUTIONAL CLASS -- CAPITAL SHARE ACTIVITY
  Shares sold                                                        893,362       5,521,489
  Distributions reinvested                                                --              --
  Shares redeemed                                                 (4,242,046)    (11,173,144)
  Shares received in conjunction with merger agreement                    --              --
                                                               -------------   -------------
  Net Institutional Share Activity                                (3,348,684)     (5,651,655)
                                                               =============   =============
CLASS II -- CAPITAL SHARE ACTIVITY
  Shares sold                                                      1,553,315              --
  Shares redeemed                                                         --              --
                                                               =============   =============
  Net Class II Share Activity                                      1,553,315              --
                                                               =============   =============

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED)

NOTE A -- ORGANIZATION

   Nicholas-Applegate Institutional Funds (formerly Nicholas-Applegate Investment Trust) (the "Trust") is an open-end investment management company. The Trust was established as a Delaware business trust on December 17, 1992 and consists of thirteen separate portfolios (collectively the "Funds" and each a "Fund"). Each Fund's investment objectives, strategies and risks are discussed in the Funds' current prospectuses. All of the Funds have issued Class I shares, five funds have issued Class II shares and four Funds have issued Class R shares. Class R shares have a distribubtion fee. Certain share classes pay a shareholder services fee. The four Funds offering Class R shares are covered in this report with each Fund's operations accounted for separately.

NOTE B -- SIGNIFICANT ACCOUNTING POLICIES

   Significant accounting policies consistently followed by the Funds in preparing these financial statements are described below. The policies conform with accounting principles generally accepted in the United States.

SECURITY VALUATIONS

   Equity securities, including ADRs and GDRs, that are traded on a stock exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business on the New York Stock Exchange (normally 4:00 p.m. New York time) on the day the securities are being valued, or lacking any sales, at the mean between the closing bid and asked prices. Securities listed or traded on certain non-U.S. exchanges whose operations are similar to the United States over-the-counter market are valued at the price within the limits of the latest available current bid and asked prices deemed by the Investment Adviser best to reflect fair value. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security by the Investment Adviser. The Investment Adviser has determined the Xetra is the primary market in Germany.

   The Funds value long-term debt obligations, including high quality and high yield corporate securities, municipal securities, asset-backed securities, collateralized mortgage obligations and US Government and Agency issues, at the quoted bid price provided by an approved bond pricing service. Convertible securities are normally priced at the mean between the bid and ask prices. Short-term debt instruments, (E.G., commercial paper, bankers acceptances, U.S. Treasury Bills, etc.) having a maturity of less than 60 days will be valued at amortized cost. If a fixed income security has a maturity of greater than 60 days, it will be valued at market price.

   In the event that a pricing service does not price a particular security or the price provided is not believed to be reliable, the Investment Adviser will endeavor to use the average of two broker-dealer quotations. If broker-dealer quotations are not available, the Investment Adviser will generally "stale" the price. If the Investment Adviser believes the stale price does not reflect the true value of the security, it will convene a meeting of its fair valuation committee to determine whether to compute a "fair value" for that security, taking into consideration all available information.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

   Security transactions are accounted for as of trade date. Realized gains and losses from security transactions are determined on an identified-cost basis.

   Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when the information becomes available to the Funds. Interest income is recorded on an accrual basis. Discounts and premiums on debt securities are accreted and amortized on the yield to maturity basis.

NON-U.S. CURRENCY TRANSACTIONS

   At each net asset valuation date, the value of assets and liabilities denominated in non-U.S. currencies are translated into U.S. dollars using the current exchange rate at the spot rate at 11:00 a.m. Eastern Time against the U.S. dollar, as provided by an approved pricing service. Security transactions, income and expenses are converted at the prevailing exchange rate on the day of the event. The effect of changes in exchange rates on securities denominated in a non-U.S. currency is included with the net realized and unrealized gain or loss of the associated security. Other non-U.S. currency gains or losses are reported separately.

   Certain Funds may use forward non-U.S. currency contracts to reduce their exposure to currency fluctuations of their non-U.S. securities. These contracts are commitments to purchase or sell a non-U.S. currency at a specified rate on a future date. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation of investments. The contract commitment is fully collateralized by cash or securities of the Fund. Non-U.S. denominated assets and forward currency contracts may involve more risks than U.S. transactions, including currency risk, political and economic risk, regulatory and market risk. Evaluating and monitoring such risk exposure is a part of the Funds' management strategy. There were no such forward non-U.S. currency contracts at September 30, 2003.

FUTURES CONTRACTS

   Each Fund may enter into futures contracts involving non-U.S. currency, interest rates, securities, and securities indices, for hedging purposes only. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of non-U.S. currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. There were no such futures contracts at September 30, 2003.

OPTIONS CONTRACTS

   The Funds may: (a) buy call options on non-U.S. currency in anticipation of an increase in the value of the underlying asset; (b) buy put options on non-U.S. currency, portfolio securities, and futures in anticipation of a decrease in the value of the underlying asset; and (c) write call options on portfolio securities and futures to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by a Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. When a Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

EQUITY-LINKED SECURITIES

   Certain Funds may purchase equity-linked securities, also known as participation notes, equity swaps, and zero strike calls and warrants. Equity-linked securities are primarily used by a Fund as an alternative means to more efficiently and effectively access the securities market of what is generally an emerging country.. The Fund deposits an amount of cash with its custodian (or broker, if legally permitted) in an amount near or equal to the selling price of the underlying security in exchange for an equity linked security. Upon sale, the Fund receives cash from the broker or custodian equal to the value of the underlying security. Aside from market risk there is of the underlying securities, there is a risk of default by the other party to the transaction. In the event of insolvency of the other party, the Fund might be unable to obtain its expected benefit. In addition, while a Fund will seek to enter into such transactions only with parties which are capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to close out such a transaction with the other party or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. This may impair the Fund's ability to enter into other transactions at a time when doing so might be advantageous.

SECURITIES LENDING

   In order to generate expense offset credits, each of the Funds may lend portfolio securities, on a short-term or a long-term basis, up to 30% of a Fund's total assets to broker/dealers, banks, or other institutional borrowers of securities. A Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Investment Adviser has determined are creditworthy and under the guidelines established by the Board of Trustees and will receive collateral in the form of cash or U.S. government securities equal to at least 102% of the value of the securities loaned on U.S. securities and 105% on non-U.S. securities.

   There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, loose the opportunity to sell securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

   The market value of securities on loan and the related collateral at the year ended September 30, 2003 were:

          FUND                  MARKET VALUE  COLLATERAL
          ----                  ------------  ----------
Emerging Growth                   4,599,755   4,860,488
U.S. Large Cap Select Growth        356,160     364,800
International Core Growth         3,705,874   3,850,213

CREDIT FACILITY

   The Trust has a $15 million credit facility available to fund temporary or emergency borrowing. Each Fund pays its pro-rata share of an annual commitment fee plus interest on its specific borrowings. For the period ended September 30, 2003, the Funds did not borrow against the line of credit.

COMMITMENTS AND CONTINGENCIES

   In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risks of loss to be remote.

FUND EXPENSES AND MULTI-CLASS ALLOCATIONS

   Each Fund bears expenses incurred specifically on its behalf plus an allocation of its share of Trust level expenses. Each share offered by a Fund has equal rights to assets but incurs certain Class specific expenses. The Funds allocate income, gains and losses, both realized and unrealized, and expenses, except for Class specific expenses, based on the relative net assets of each share class.

   Many of the brokers with whom the Investment Adviser places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Funds. In addition, through arrangements with the Funds custodian, credits realized as a result of uninvested cash balances were used to reduce the Funds expenses. During the period, the credits used to reduce the Funds custody fees were:

                                CREDIT    DIRECT    SECURITY
                               INTEREST  BROKERAGE  LENDING
         FUND                   OFFSET    OFFSET     OFFSET
         ----                  --------  ---------  --------
Emerging Growth                  1,519     34,209    13,929
Large Cap Value                    607      4,421         6
U.S. Large Cap Select Growth       704     18,658       108
International Core Growth        9,141     75,011    33,897

USE OF ESTIMATES

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

NOTE C -- FEDERAL INCOME TAXES

   The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to shareholders. Accordingly, no provision for federal income taxes is required. A Fund investing in foreign securities records any foreign taxes on income and gains on such investments in accordance with the applicable tax rules. The Funds' tax accounting treatment of loss deferrals, accretion and amortization, passive foreign investment companies and expiration of capital loss carryforwards are different from the financial statement recognition of income and gains.

   Capital loss carryforwards may be used to offset current or future capital gains until expiration.

DISTRIBUTIONS TO SHAREHOLDERS

   The Funds record distributions to shareholders on the ex-dividend date. Distributions are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. Accordingly, the Funds' capital accounts are periodically reclassified to reflect income and gains available for distribution under income tax regulations. The Funds make income and capital gain distributions at least annually. Funds with income objectives make distributions either quarterly or monthly in accordance with the prospectuses.

NOTE D -- TRANSACTIONS WITH AFFILIATES

   The Investment Adviser receives the following annual fees payable monthly based on the average daily net assets of each Fund.

                                                     ADVISORY
            FUND                                       FEE
            ----                                     --------
Emerging Growth                                       0.75%
Large Cap Value                                       0.45
U.S. Large Cap Select Growth                          0.45
International Core Growth                             0.50

   Pursuant to the Administrative Services agreement the Investment Adviser provides operational support services to the Funds and receives the following annual fees payable monthly based on the average daily net assets of each Fund.

                                                  ADMINISTRATIVE
            FUND                                   SERVICES FEE
            ----                                  --------------
Emerging Growth                                        0.12%
Large Cap Value                                        0.12
U.S. Large Cap Select Growth                           0.15
International Core Growth                              0.25

   Pursuant to the Shareholder Services agreement the Investment Adviser provides account servicing to the Funds and receives the following annual fees payable monthly based on the average daily net assets of each Fund.

                                                    SHAREHOLDER
            FUND                                   SERVICES FEE
            ----                                   ------------
Emerging Growth                                        0.13%
Large Cap Value                                        0.13
U.S. Large Cap Select Growth                           0.15
International Core Growth                              0.25

   The Investment Adviser has agreed to waive its fees and absorb other operating expenses of the Funds so that total operating expenses are limited to certain levels through March 31, 2004. The Investment Adviser will recover expense reimbursements paid to the Funds to the extent of the difference between the Funds' actual expenses (exclusive of taxes, interest, brokerage and the expenses incurred from the operation of the Mauritius Company) when they fall below the limit in the year such reimbursement is paid.

   The Funds reduce expenses by offsets to custodial and other fees based upon the amount of securities lent to third parties and cash maintained with its custodian. These offset arrangements will have no effect on the amount of fees that the Investment Adviser must waive or expenses that it must otherwise reimburse under the Expense Limitation Agreement.

                                             RETIREMENT CLASS
                                          ---------------------
                                          4/1/03 TO  7/29/03 TO
            FUND                           7/28/03    9/30/03
            ----                          ---------  ----------
Emerging Growth                             1.50%      1.73%
Large Cap Value                             1.00       1.06
U.S. Large Cap Select Growth                1.25       1.37
International Core Growth                   1.40       1.66

   The Class R shares have a shareholder servicing agreement with the Distributor. The shareholder servicing plan is a compensation plan, which compensates the Distributor for expenses in connection with non-distribution shareholder services provided by the Distributor to other financial institutions. The Retirement Class pays an annual fee on its average daily net assets of up to 0.25% under the shareholder servicing agreement.

   Certain officers of the Trust are also officers of the Investment Adviser and Distributor. The Trustees who are not affiliated with the Investment Adviser receive annual compensation of approximately $31,000 each from the Trust. $16,000 has been paid as of September 30, 2003.

NOTE E -- INVESTMENT TRANSACTIONS

   The following table presents purchases and sales of securities, excluding short-term investments, during the period ended September 30, 2003 to indicate the volume of transactions in each Fund. The tax cost of securities held at September 30, 2003, and the related gross and net unrealized appreciation and depreciation, provide aggregate information on a tax basis against which future gains and losses on these investments are measured for distribution purposes.

                                                                                                NET
                                                                  GROSS         GROSS        UNREALIZED
                                                                UNREALIZED    UNREALIZED    APPRECIATION
                           PURCHASES     SALES      TAX COST   APPRECIATION  DEPRECIATION  (DEPRECIATION)
     FUND                  (IN 000's)  (IN 000's)  (IN 000's)   (IN 000's)    (IN 000's)     (IN 000's)
     ----                  ----------  ----------  ----------  ------------  ------------  --------------
Emerging Growth                42,122      52,309      39,507         7,913         1,571           6,342
Large Cap Value                 2,955      22,876      18,085         2,778           529           2,249
U.S. Large Cap Select
  Growth                       21,388      29,100      20,961         2,717           305           2,412
International Core
  Growth                       79,604     102,899      81,406        11,809           970          10,839

   Gains and losses resulting from the redemptions-in-kind are included in the realized gain/loss from securities and foreign currency transactions. During the period, the Large Cap Value Fund had a redemption-in-kind valued at $19,790,229.

NOTE F -- FINANCIAL INSTRUMENTS

   During the period, several of the Funds have been party to financial instruments with off-balance sheet risks, including forward non-U.S. currency contracts, primarily in an attempt to minimize the risk to the Fund, in respect of its portfolio transactions. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from unexpected movement in currencies, securities values and interest rates. The contract amounts indicate the extent of the Funds' involvement in such contracts.

NOTE G -- PROXY VOTING

   The Investment Adviser votes proxies on behalf of the Funds pursuant to written policies and procedures adopted by the Funds. To obtain free information on how your Funds' securities were voted, please call the Funds at 1-800-551-8043 or visit the Funds' website at www.nacm.com

NOTE H -- CORPORATE GOVERNANCE (UNAUDITED)

                                                                                     NUMBER OF
                                        TERM OF                                    PORTFOLIOS IN
                      POSITION(S)     OFFICE AND                                   FUND COMPLEX
  NAME, ADDRESS (1)    HELD WITH    LENGTH OF TIME   PRINCIPAL OCCUPATION(S)        OVERSEEN BY            OTHER DIRECTORSHIPS
      AND AGE            FUND         SERVED (2)       DURING PAST 5 YEARS            TRUSTEE                HELD BY TRUSTEE
--------------------  ------------  ---------------  ------------------------  ----------------------  ---------------------------
DISINTERESTED
TRUSTEES:

WALTER E. AUCH (82)   Trustee       Since May 1999   Retired; prior thereto,             13            Trustee, LLBS Funds
                                                     Chairman and CEO of                               (since 1994) and
                                                     Chicago Board of Options                          Brinson Supplementary
                                                     Exchange (1979-1986).                             Trust (since 1997);
                                                                                                       Director, Thompson
                                                                                                       Asset Management Corp
                                                                                                       (1987-1999); Director,
                                                                                                       Smith Barney Trak Fund
                                                                                                       (since 1992) and Smith
                                                                                                       Barney Advisors (since
                                                                                                       1992); Director, PIMCO
                                                                                                       Advisors L.P (1994-2001);
                                                                                                       Director, Banyon Realty
                                                                                                       Trust (1988-2002), Banyon
                                                                                                       Mortgage Investment Fund
                                                                                                       (1989-2002) and Banyon
                                                                                                       Land Fund II (since
                                                                                                       1988); Director, Express
                                                                                                       America Holdings Corp
                                                                                                       (1992-1999); Director,
                                                                                                       Legend Properties,
                                                                                                       Inc. (since 1987);
                                                                                                       Director, Senele Group
                                                                                                       (since 1988); Director,
                                                                                                       Fort Dearborn Income
                                                                                                       Securities, Inc.
                                                                                                       (1987-1995); Trustee,
                                                                                                       Nicholas-Applegate
                                                                                                       Mutual Funds (1994-1999);
                                                                                                       Director, Geotek Industries,
                                                                                                       Inc. (1987-1998).

DARLENE DEREMER (47)  Trustee       Since May 1999   Managing Director,                  13            Founding Member and
                                                     NewRiver E-Business                               Director, National
                                                     Advisory Services                                 Defined Contribution
                                                     Division; Prior thereto,                          Council (since 1997);
                                                     President and Founder,                            Trustee, Boston Alzheimer's
                                                     DeRemer Associates, a                             Association (since 1998);
                                                     strategic and marketing                           Director, King's Wood
                                                     consulting firm for the                           Montessori School (since
                                                     financial services                                1995); Editorial Board,
                                                     industry (since                                   National Association of
                                                     1987); Vice President and                         Variable Annuities
                                                     Director, Asset                                   since 1997); Director,
                                                     Management Division,                              Nicholas-Applegate
                                                     State Street Bank and                             Strategic Opportunities,
                                                     Trust Company, now                                Ltd. (1994-1997); Trustee,
                                                     referred to as State                              Nicholas-Applegate
                                                     Street Global Advisers,                           Mutual Funds (1994-1999);
                                                     (1982-1987); Vice                                 Director, Jurika & Voyles
                                                     President, T. Rowe Price                          Fund Group (1994-2000).
                                                     & Associates (1979-1982);
                                                     Member, Boston Club (since
                                                     1998); Member, Financial
                                                     Women's Association
                                                     Advisory Board (since
                                                     1995); Founder, Mutual
                                                     Fund Cafe Website.

                                                                                     NUMBER OF
                                        TERM OF                                    PORTFOLIOS IN
                      POSITION(S)     OFFICE AND                                   FUND COMPLEX
  NAME, ADDRESS (1)    HELD WITH    LENGTH OF TIME   PRINCIPAL OCCUPATION(S)        OVERSEEN BY            OTHER DIRECTORSHIPS
      AND AGE            FUND         SERVED (2)       DURING PAST 5 YEARS            TRUSTEE                HELD BY TRUSTEE
--------------------  ------------  ---------------  ------------------------  ----------------------  ---------------------------
GEORGE F. KEANE (73)  Trustee       Since May 1999   Consultant, Associated              13            Director, Bramwell
                                                     Energy Managers (since                            Funds (since 1994);
                                                     1994); Prior to,                                  Director, Longview Oil &
                                                     President Emeritus and                            Gas (since 2000); Director,
                                                     founding Chief Executive                          Security Capital U.S. Real
                                                     Officer, The Common Fund                          Estate (since 1997);
                                                     (1971-1992); and                                  Director, The Universal
                                                     Endowment Advisors                                Bond Fund (since 1997);
                                                     (1987-1992)                                       Director, Universal
                                                     (organizations that                               Stainless & Alloy Products
                                                     provide investment                                Inc. (1994-2000); Director,
                                                     management programs for                           United Water Services and
                                                     colleges and                                      affiliated companies
                                                     universities); Member,                            (1996-2000); Director, and
                                                     Investment Advisory                               former Chairman of the Board,
                                                     Committee, New York                               Trigen Energy Corporation
                                                     State Common Retirement                           (1994-2000); Trustee,
                                                     Fund (since 1982).                                Nicholas-Applegate Mutual
                                                                                                       Funds (1994-1999).

INTERESTED TRUSTEES:

E. BLAKE MOORE,       President     Since May 2001   General Counsel and                 13            Director,
Jr.(45)                                              Secretary,                                        Nicholas-Applegate
                                                     Nicholas-Applegate                                Fund, Inc. (since May
                                                     Capital Management LLC,                           2001) Director,
                                                     Nicholas-Applegate                                Nicholas-Applegate
                                                     Securities LLC and                                Southeast Asia Fund
                                                     Nicholas-Applegate                                (Since 2000).
                                                     Holdings LLC (since
                                                     1993) and
                                                     Nicholas-Applegate
                                                     Securities International
                                                     LDC (since 1995).

OFFICERS:

CHARLES H. FIELD,     Secretary     Since May 2001   Deputy General Counsel,             13            Director,
Jr.(48)                                              Nicholas-Applegate                                Nicholas-Applegate
                                                     Capital Management                                Southeast Asia Fund
                                                     (since 1996) and Chief                            (Since 1999); Director,
                                                     Compliance Officer since                          Nicholas-Applegate
                                                     December 2002.                                    Strategic Opportunities
                                                                                                       Fund, LLC (1996-2000);
                                                                                                       Director, U.S. Select Hedge
                                                                                                       Fund, Ltd. (1999-2002);
                                                                                                       Director, Nicholas-Applegate
                                                                                                       U.S. Growth Equity Fund
                                                                                                       (1996-2002); Director,
                                                                                                       Torrey Pines Master Fund,
                                                                                                       Ltd and Torrey Pines Fund,
                                                                                                       Ltd. (since 2002); Director
                                                                                                       Nicholas-Applegate U.S.
                                                                                                       Convertible Arbitrage Fund,
                                                                                                       Ltd. and Nicholas-Applegate
                                                                                                       U.S. Convertible Arbitrage
                                                                                                       Master Fund, Ltd. (Since
                                                                                                       2002);

                                                                                      NUMBER OF
                                        TERM OF                                     PORTFOLIOS IN
                      POSITION(S)     OFFICE AND                                    FUND COMPLEX
  NAME, ADDRESS (1)    HELD WITH    LENGTH OF TIME   PRINCIPAL OCCUPATION(S)         OVERSEEN BY            OTHER DIRECTORSHIPS
      AND AGE            FUND         SERVED (2)       DURING PAST 5 YEARS             TRUSTEE                HELD BY TRUSTEE
--------------------  ------------  ---------------  --------------------------  ----------------------  --------------------------
C. WILLIAM MAHER (42) Treasurer     Since May 1999   Chief Financial Officer,             13             NA
                                                     Nicholas-Applegate
                                                     Capital Management,
                                                     Nicholas-Applegate
                                                     Securities, (Since
                                                     1998); Chief Financial
                                                     Officer Nicholas-Applegate
                                                     Nicholas-Applegate
                                                     Holdings LLC (Since
                                                     2001). Formerly Chief
                                                     Financial Officer,
                                                     Mitchell Hutchins Asset
                                                     Management, Inc.
                                                     (1990-1998).

(1) Unless otherwise noted, the address of the Trustees and Officers is c/o: Nicholas-Applegate Capital Management, 600 West Broadway, 32nd Floor, San Diego, California 92101.
(2) Each Trustee serves for an indefinite term, until her or his successor is elected.

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

                      (This page intentionally left blank)

               TRUSTEES OF NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS

                          E. Blake Moore, Jr., CHAIRMAN
                                 Walter E. Auch
                               Darlene T. DeRemer
                                 George F. Keane

                                    OFFICERS

                         E. Blake Moore, Jr., PRESIDENT
                        Charles H. Field, Jr., SECRETARY
                           C. William Maher, TREASURER

                               INVESTMENT ADVISER

                   Nicholas-Applegate Capital Management, LLC

                                   DISTRIBUTOR

                       Nicholas-Applegate Securities, LLC

                                    CUSTODIAN

                 Brown Brothers Harriman & Co., Private Bankers

                                  ADMINISTRATOR

                 Brown Brothers Harriman & Co., Private Bankers
                   Nicholas-Applegate Capital Management, LLC

                                 TRANSFER AGENT

                          UMB Fund Services Group, Inc.

                             INDEPENDENT ACCOUNTANTS

                           PricewaterhouseCoopers LLP

[NICHOLAS APPLEGATE(R) INSTITUTIONAL FUNDS LOGO]

600 West Broadway
San Diego, California 92101
800 - 551 - 8643
Nicholas-Applegate Securities, Distributor


                                                                   SEMIANN903RET

Item 2 - Not applicable

Item 3 - Not applicable

Item 4 - Not applicable

Item 5 - Not applicable

Item 6 - Reserved

Item 7 - Not applicable

Item 8 - Reserved

Item 9(a) - The principal executive and financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the date of this report.

Item 9(b) - There was no change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 - Exhibits

(a)(1)- Not applicable.

(a)(2)- Attach certifications pursuant to Section 302 of the Sarbanes-Oxley Act. Attached hereto.

(b) - Attach certification pursuant to Section 906 of the Sarbanes-Oxley Act. Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nicholas Applegate Institutional Funds

By: /s/ E. Blake Moore, Jr.
    ----------------------------------------
    E. Blake Moore, Jr.,
    President and Chairman of The Board

Date: December 5, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ E. Blake Moore, Jr.
    ----------------------------------------
    E. Blake Moore, Jr.,
    President and Chairman of The Board

Date: December 5, 2003

By: /s/ C. William Maher
    ----------------------------------------
    C. William Maher,
    Treasurer

Date: December 5, 2003